UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	April 30, 2020

Dividend Focus Funds
Income Builder
Rising Dividend Growth

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Dividend Focus Funds

∎	INCOME BUILDER

∎	RISING DIVIDEND GROWTH

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Dividend Focus Funds

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended April 30, 2020, we want to describe some more recent events through the end of May.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on the Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

Income Builder Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]	ICE BofAML BB to B U.S. High Yield Constrained Index[3]

Class A	-5.70%	-13.66%	-6.20%
Class C	-6.06	-13.66	-6.20
Institutional	-5.52	-13.66	-6.20
Investor	-5.59	-13.66	-6.20
Class P	-5.51	-13.66	-6.20
Class R6	-5.52	-13.66	-6.20

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. This index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. It is not possible to invest directly in an unmanaged index.

[3]	The BofAML BB to B U.S. High Yield Constrained Index contains all securities in the ICE BofAML U.S. High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

TOP TEN EQUITY HOLDINGS AS OF 4/30/20[4]

Holding	% of Net Assets	Line of Business

Johnson & Johnson	1.5%	Pharmaceuticals
Chevron Corp.	1.0	Oil, Gas & Consumable Fuels
Cisco Systems, Inc.	0.9	Communications Equipment
Verizon Communications, Inc.	0.9	Diversified Telecommunication Services
Eli Lilly & Co.	0.8	Pharmaceuticals
The Home Depot, Inc.	0.8	Specialty Retail
Comcast Corp. Class A	0.8	Media
Microsoft Corp.	0.8	Software
Medtronic PLC	0.8	Health Care Equipment & Supplies
Linde PLC	0.7	Chemicals

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND’S EQUITY SECTOR ALLOCATIONS VS. BENCHMARK[5]

As of April 30, 2020

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of the total value of the Fund’s Equity investments market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.8% of the Fund’s net assets as of April 30, 2020. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

2

FUND BASICS

FUND’S FIXED INCOME FUND COMPOSITION[6]

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of the Fund’s Fixed Income investments. Short-term investments represent commercial paper. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

3

FUND BASICS

Rising Dividend Growth Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	S&P 500 Index[2]

Class A	-12.53%	-3.16%
Class C	-12.90	-3.16
Institutional	-12.43	-3.16
Investor	-12.49	-3.16
Class P	-12.43	-3.16
Class R	-12.64	-3.16
Class R6	-12.44	-3.16

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/20[3]

Holding	% of Net Assets	Line of Business
Activision Blizzard, Inc.	2.2%	Entertainment
Comcast Corp. Class A	2.0	Media
Enterprise Products Partners LP	2.0	Oil, Gas & Consumable Fuels
The Walt Disney Co.	1.8	Entertainment
UnitedHealth Group, Inc.	1.6	Health Care Providers & Services
Danaher Corp.	1.6	Health Care Equipment & Supplies
Microsoft Corp.	1.5	Software
Magellan Midstream Partners LP	1.5	Oil, Gas & Consumable Fuels
MPLX LP	1.4	Oil, Gas & Consumable Fuels
The Home Depot, Inc.	1.4	Specialty Retail

[3]	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of April 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

5

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 35.7%
Aerospace & Defense – 0.5%
23,714	Northrop Grumman Corp.	$7,841,508

Banks – 2.0%
120,840	JPMorgan Chase & Co.	11,571,638
2,377,373	Lloyds Banking Group PLC ADR	3,732,476
39,003	M&T Bank Corp.	4,371,456
167,676	Truist Financial Corp.	6,257,668
224,892	Wells Fargo & Co.	6,533,113

		32,466,351

Beverages – 0.5%
178,531	The Coca-Cola Co.	8,192,788

Biotechnology – 0.2%
15,148	Amgen, Inc.	3,623,705

Capital Markets – 1.1%
11,434	BlackRock, Inc.	5,740,325
178,423	Morgan Stanley	7,035,219
51,969	Singapore Exchange Ltd. ADR	5,268,617

		18,044,161

Chemicals – 1.0%
21,141	Ecolab, Inc.	4,090,784
63,972	Linde PLC	11,770,208

		15,860,992

Commercial Services & Supplies – 0.4%
89,733	Republic Services, Inc.	7,029,683

Communications Equipment – 1.1%
349,781	Cisco Systems, Inc.	14,823,719
136,517	Juniper Networks, Inc.	2,948,767

		17,772,486

Construction & Engineering – 0.3%
248,896	Vinci SA ADR	5,060,056

Containers & Packaging – 0.5%
248,520	International Paper Co.	8,511,810

Diversified Telecommunication Services – 0.9%
249,224	Verizon Communications, Inc.	14,317,919

Electric Utilities – 0.9%
875,805	Enel SpA ADR	5,916,063
21,338	NextEra Energy, Inc.	4,931,638
64,936	Xcel Energy, Inc.	4,127,332

		14,975,033

Electrical Equipment – 0.6%
551,790	Schneider Electric SE ADR	10,023,265

Electronic Equipment, Instruments & Components – 0.5%
75,856	National Instruments Corp.	2,914,388
56,583	TE Connectivity Ltd.	4,156,587

		7,070,975

Common Stocks – (continued)
Energy Equipment & Services – 0.1%
117,569	Baker Hughes Co.	1,640,088

Entertainment – 0.3%
50,189	The Walt Disney Co.	5,427,940

Equity Real Estate Investment Trusts (REITs) – 1.5%
16,554	Alexandria Real Estate Equities, Inc.	2,600,468
32,607	American Tower Corp.	7,760,466
30,260	AvalonBay Communities, Inc.	4,930,867
50,268	Camden Property Trust	4,427,103
158,519	Hudson Pacific Properties, Inc.	3,896,397

		23,615,301

Food & Staples Retailing – 0.3%
128,219	The Kroger Co.	4,053,003

Food Products – 0.9%
89,376	Mondelez International, Inc. Class A	4,597,501
93,039	Nestle SA ADR	9,778,399

		14,375,900

Health Care Equipment & Supplies – 1.2%
124,505	Medtronic PLC	12,155,423
55,978	Zimmer Biomet Holdings, Inc.	6,700,567

		18,855,990

Health Care Providers & Services – 1.2%
180,412	CVS Health Corp.	11,104,359
25,902	UnitedHealth Group, Inc.	7,575,558

		18,679,917

Hotels, Restaurants & Leisure – 0.7%
56,652	McDonald’s Corp.	10,625,649

Household Products – 1.0%
38,504	Kimberly-Clark Corp.	5,332,034
93,818	The Procter & Gamble Co.	11,058,328

		16,390,362

Industrial Conglomerates – 0.4%
46,865	Honeywell International, Inc.	6,650,143

Insurance – 1.0%
65,727	Chubb Ltd.	7,099,173
33,261	The Travelers Cos., Inc.	3,366,346
168,012	Zurich Insurance Group AG ADR	5,290,698

		15,756,217

IT Services – 0.5%
17,919	Accenture PLC Class A	3,318,420
38,189	Fidelity National Information Services, Inc.	5,036,747

		8,355,167

Machinery – 0.8%
46,968	Deere & Co.	6,813,178
46,221	Stanley Black & Decker, Inc.	5,093,554

		11,906,732

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Shares	Description	Value

Common Stocks – (continued)
Media – 0.8%
194,739	Bright Pattern Holding Co.	$253,160
328,845	Comcast Corp. Class A	12,374,437

		12,627,597

Metals & Mining – 0.5%
157,963	Rio Tinto PLC ADR	7,296,311

Multi-Utilities – 1.4%
88,932	Ameren Corp.	6,469,803
60,599	CMS Energy Corp.	3,459,597
105,761	National Grid PLC ADR	6,193,364
64,346	Public Service Enterprise Group, Inc.	3,262,985
27,635	Sempra Energy	3,422,595

		22,808,344

Oil, Gas & Consumable Fuels – 2.8%
201,194	Antero Midstream Corp.	955,672
263,599	BP PLC ADR	6,273,656
172,219	Chevron Corp.	15,844,148
600,957	Energy Transfer LP	5,048,039
300,620	Enterprise Products Partners LP	5,278,887
140,772	Plains All American Pipeline LP	1,243,017
304,118	Royal Dutch Shell PLC ADR Class A(a)	10,075,429

		44,718,848

Personal Products – 0.3%
106,821	Unilever NV	5,279,094

Pharmaceuticals – 3.6%
95,686	AstraZeneca PLC ADR	5,002,464
101,271	Bristol-Myers Squibb Co.	6,158,289
82,715	Eli Lilly & Co.	12,791,048
163,521	Johnson & Johnson	24,534,691
113,924	Novartis AG ADR	9,652,781

		58,139,273

Road & Rail – 1.0%
33,310	Norfolk Southern Corp.	5,699,341
62,405	Union Pacific Corp.	9,971,695

		15,671,036

Semiconductors & Semiconductor Equipment – 1.3%
23,756	Analog Devices, Inc.	2,603,658
150,022	Intel Corp.	8,998,319
73,904	Texas Instruments, Inc.	8,578,037

		20,180,014

Software – 0.8%
68,320	Microsoft Corp.	12,243,627

Specialty Retail – 1.1%
54,306	Lowe’s Cos., Inc.	5,688,553
56,960	The Home Depot, Inc.	12,521,517

		18,210,070

Technology Hardware, Storage & Peripherals – 0.7%
38,071	Apple, Inc.	11,185,260

Common Stocks – (continued)
Technology – Software/Services(b)(c) – 0.0%
194,739	Aspect Software, Inc. Class B	48,685

Tobacco – 0.4%
90,672	Philip Morris International, Inc.	6,764,131

Water Utilities – 0.6%
78,688	American Water Works Co., Inc.	9,575,543

TOTAL COMMON STOCKS
(Cost $544,928,639)		$571,870,974

Shares	Dividend Rate	Value

Preferred Stocks(d) – 0.5%
Capital Markets(e) – 0.3%
Morgan Stanley (3M USD LIBOR + 3.708%)
183,597	6.375%	$4,929,579

Diversified Telecommunication Services – 0.1%
Qwest Corp.
43,276	6.500	1,004,003

Insurance(e) – 0.1%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
143,849	4.882	2,517,358

TOTAL PREFERRED STOCKS
(Cost $8,780,988)		$8,450,940

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 49.6%
Advertising(d)(f) – 0.2%
Lamar Media Corp.
$600,000	3.750%		02/15/28	$552,000
Outfront Media Capital LLC/Outfront Media Capital Corp.
360,000	5.000		08/15/27	341,100
Terrier Media Buyer, Inc.
2,850,000	8.875		12/15/27	2,337,000

				3,230,100

Aerospace & Defense(d) – 0.9%
Arconic, Inc.
2,242,000	5.400		04/15/21	2,284,037
Boeing Co.
3,432,000	5.150		05/01/30	3,432,000
3,432,000	5.805		05/01/50	3,432,000
Bombardier, Inc.(f)
1,125,000	7.500		12/01/24	745,313
3,301,000	7.500		03/15/25	2,129,145
TransDigm, Inc.
365,000	6.500		05/15/25	324,850
3,300,000	5.500	(f)	11/15/27	2,755,500

				15,102,845

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Agriculture – 0.7%
BAT Capital Corp.(d)
$10,000,000	4.390%		08/15/37	$10,158,100
MHP SE
330,000	7.750		05/10/24	320,822

				10,478,922

Airlines(f) – 0.1%
Air Canada Pass Through Trust Series 2013-1, Class B
1,617,143	5.375		05/15/21	1,441,586

Automotive – 1.2%
American Axle & Manufacturing, Inc.(d)
1,000	6.250		04/01/25	750
Cooper Standard Automotive, Inc.(d)
1,350,000	5.625		11/15/26	918,000
Dealer Tire LLC/DT Issuer LLC(d)(f)
2,934,000	8.000		02/01/28	2,046,465
Delphi Technologies PLC(f)
4,100,000	5.000		10/01/25	3,833,500
Ford Motor Co.
1,464,000	8.500		04/21/23	1,451,208
Ford Motor Credit Co. LLC
2,500,000	5.875		08/02/21	2,458,425
1,600,000	4.140	(d)	02/15/23	1,476,134
400,000	4.687	(d)	06/09/25	354,332
General Motors Co.(d)
3,000,000	6.600		04/01/36	2,799,900
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(d)(f)
1,850,000	8.500		05/15/27	1,567,875
The Goodyear Tire & Rubber Co.(d)
3,050,000	5.125		11/15/23	2,790,750

				19,697,339

Banks – 3.6%
Akbank Turk A/S(d)(e)(5 Year USD Swap + 5.026%)
320,000	7.200		03/16/27	292,400
Banco do Brasil SA(d)(e)(10 Year CMT + 4.398%)
560,000	6.250		04/15/49	462,088
Banco Mercantil del Norte SA(d)(e)(f)(5 Year CMT + 4.967%)
680,000	6.750		09/27/49	536,860
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(f)
250,000	5.375		04/17/25	256,563
Bank of America Corp.(d)(e) (3M USD LIBOR + 3.898%)
4,000,000	6.100		03/17/49	4,231,080
BBVA Bancomer SA(d)(e)(5 Year CMT + 2.650%)
530,000	5.125		01/18/33	453,812
BNP Paribas SA(f)
2,700,000	4.375		05/12/26	2,884,761
CIT Group, Inc.(d)
4,025,000	5.250		03/07/25	3,964,625
Citigroup, Inc.(d)(e)
(3M USD LIBOR + 4.517%)
1,890,000	6.250		08/15/49	2,010,487
(SOFR + 3.914%)
900,000	4.412		03/31/31	1,033,875

Corporate Obligations – (continued)
Banks – (continued)
Credit Bank of Moscow Via CBOM Finance PLC(f)
260,000	4.700		01/29/25	247,325
Credit Suisse Group AG(d)(e)(f)
(5 Year CMT + 3.293%)
1,150,000	5.100		01/24/49	1,032,154
(5 Year USD Swap + 4.598%)
4,025,000	7.500		12/11/49	4,236,469
Deutsche Bank AG(d)(e)
(5 year CMT + 4.524%)
800,000	6.000		10/30/49	576,000
(5 Year USD Swap + 2.248%)
2,000,000	4.296		05/24/28	1,795,000
FirstRand Bank Ltd.(d)(e)(5 Year USD Swap + 3.561%)
320,000	6.250		04/23/28	304,500
Grupo Aval Ltd.(d)(f)
340,000	4.375		02/04/30	283,050
ING Groep NV(d)(e)(5 Year USD Swap + 4.446%)
5,000,000	6.500		04/16/49	4,975,000
Intesa Sanpaolo SpA(f)
8,000,000	5.017		06/26/24	7,850,000
Itau Unibanco Holding SA(d)(e)(5 Year CMT + 3.981%)
500,000	6.125		12/12/49	463,750
JPMorgan Chase & Co.(d)(e)
(3M USD LIBOR + 3.330%)
4,000,000	6.125		04/30/49	4,099,720
(3M USD LIBOR + 3.800%)
2,700,000	5.300		08/01/49	2,561,544
Morgan Stanley, Inc.(d)(e) (3M USD LIBOR + 3.610%)
2,731,000	4.829		07/15/49	2,464,727
Royal Bank of Scotland Group PLC
2,675,000	3.875		09/12/23	2,799,521
2,975,000	6.000		12/19/23	3,231,454
Turkiye Vakiflar Bankasi TAO
200,000	6.000		11/01/22	186,313
UBS Group AG(d)(e)(5 Year USD Swap + 4.590%)
4,000,000	6.875		08/07/49	4,100,000
United Bank for Africa PLC
470,000	7.750		06/08/22	414,188

				57,747,266

Beverages – 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii A/S
350,000	3.375		11/01/22	333,922
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(d)
3,000,000	4.700		02/01/36	3,328,830
Anheuser-Busch InBev Worldwide, Inc.(d)
3,000,000	4.150		01/23/25	3,340,260
Central American Bottling Corp.(d)
480,000	5.750		01/31/27	469,800
Constellation Brands, Inc.(d)
2,700,000	3.700		12/06/26	2,894,211
Keurig Dr Pepper, Inc.(d)
2,000,000	4.057		05/25/23	2,142,660
1,055,000	3.200		05/01/30	1,124,968
308,000	3.800		05/01/50	327,715

				13,962,366

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(d) – 0.8%
	BMC East LLC(f)
	$2,750,000	5.500%	10/01/24	$2,612,500
	Builders FirstSource, Inc.(f)
	1,507,000	6.750	06/01/27	1,559,745
	940,000	5.000	03/01/30	813,100
	Cemex SAB de CV
	490,000	5.700	01/11/25	443,572
	230,000	7.750	04/16/26	214,602
	Cornerstone Building Brands, Inc.(f)
	2,780,000	8.000	04/15/26	2,335,200
	Griffon Corp.
	2,168,000	5.750	03/01/28	2,059,600
	Masonite International Corp.(f)
	2,075,000	5.375	02/01/28	1,976,437

				12,014,756

Chemicals – 0.8%
	Air Products and Chemicals, Inc.(d)
	484,000	2.800	05/15/50	491,531
	Ingevity Corp.(d)(f)
	2,775,000	4.500	02/01/26	2,448,937
	Kraton Polymers LLC/Kraton Polymers Capital Corp.(d)(f)
	1,900,000	7.000	04/15/25	1,828,750
	OCI NV(d)(f)
	1,250,000	5.250	11/01/24	1,243,750
	Polyone Corp.(d)(f)
	1,953,000	5.750	05/15/25	1,977,413
	PQ Corp.(d)(f)
	3,400,000	6.750	11/15/22	3,421,250
	Sasol Financing USA LLC(d)
	200,000	6.500	09/27/28	131,000
	WR Grace & Co-Conn(f)
	1,800,000	5.125	10/01/21	1,811,250

				13,353,881

Coal(d) – 0.0%
	Mongolian Mining Corp./Energy Resources LLC
	330,000	9.250	04/15/24	198,413

Commercial Services – 1.5%
	Allied Universal Holdco LLC/Allied Universal Finance Corp.(d)(f)
	2,557,000	6.625	07/15/26	2,643,299
	3,020,000	9.750	07/15/27	3,061,525
	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC(d)(f)
	1,800,000	7.125	07/31/26	1,652,063
	Global Liman Isletmeleri(d)
	200,000	8.125	11/14/21	100,125
	IHS Markit Ltd.(d)(f)
	5,675,000	4.750	02/15/25	6,144,209
	Prime Security Services Borrower LLC/Prime Finance, Inc.(f)
	3,550,000	5.250	04/15/24	3,474,562
	Refinitiv US Holdings, Inc.(d)(f)
	3,000,000	8.250	11/15/26	3,258,750
	Techem Verwaltungsgesellschaft 674 MBH(d)
EUR	760,000	6.000	07/30/26	830,764

Corporate Obligations – (continued)
Commercial Services – (continued)
	The ADT Security Corp.
	$1,850,000	4.125	06/15/23	1,810,687
	The Hertz Corp.(d)(f)
	2,000,000	6.000	01/15/28	360,000

				23,335,984

Computers(d) – 1.0%
	Banff Merger Sub, Inc.(f)
	1,000,000	9.750	09/01/26	887,500
	Dell International LLC/EMC Corp.(f)
	5,000,000	8.100	07/15/36	6,093,850
	Hewlett Packard Enterprise Co.
	3,000,000	6.200	10/15/35	3,557,850
	Presidio Holdings, Inc.(f)
	2,095,000	8.250	02/01/28	2,068,812
	Western Digital Corp.
	3,000,000	4.750	02/15/26	3,060,000

				15,668,012

Distribution & Wholesale(d)(f) – 0.8%
	Core & Main Holdings LP(g)(PIK 9.375%, Cash 8.625%)
	3,000,000	8.625	09/15/24	2,940,000
	IAA, Inc.
	750,000	5.500	06/15/27	747,187
	Performance Food Group, Inc.
	2,150,000	5.500	06/01/24	2,096,250
	1,150,000	5.500	10/15/27	1,086,750
	Resideo Funding, Inc.
	3,282,000	6.125	11/01/26	2,878,045
	Univar Solutions USA, Inc.
	3,200,000	5.125	12/01/27	3,152,000

				12,900,232

Diversified Financial Services – 2.8%
	AerCap Holdings NV(d)(e)(5 Year CMT + 4.535%)
	1,825,000	5.875	10/10/79	1,204,500
	Air Lease Corp.(d)
	2,750,000	3.750	06/01/26	2,427,397
	Ally Financial, Inc.
	4,000,000	8.000	11/01/31	4,895,000
	Alpha Holding SA(d)(f)
	200,000	9.000	02/10/25	136,750
	Avolon Holdings Funding Ltd.(d)(f)
	3,450,000	5.250	05/15/24	3,020,716
	CoBank ACB(d)(e) (3M USD LIBOR + 4.660%)
	5,350,000	6.250	10/01/49	5,273,120
	Curo Group Holdings Corp.(d)(f)
	2,125,000	8.250	09/01/25	1,715,938
	Global Aircraft Leasing Co. Ltd.(d)(f)(g)(PIK 7.250%, Cash 6.500%)
	1,750,000	6.500	09/15/24	1,045,625
	LPL Holdings, Inc.(d)(f)
	487,000	5.750	09/15/25	480,913
	1,350,000	4.625	11/15/27	1,275,750
	Lukoil Securities BV(f)
	500,000	3.875	05/06/30	499,063

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Nationstar Mortgage Holdings, Inc.(d)(f)
$3,050,000	8.125%		07/15/23	$2,928,000
Navient Corp.
3,000,000	5.500		01/25/23	2,775,000
Oilflow SPV 1 DAC
551,250	12.000		01/13/22	418,950
Park Aerospace Holdings Ltd.(d)(f)
2,235,000	5.250		08/15/22	2,048,869
Quicken Loans, Inc.(d)(f)
2,000,000	5.750		05/01/25	1,957,342
Raymond James Financial, Inc.(d)
900,000	4.650		04/01/30	1,007,901
Springleaf Finance Corp.
2,600,000	6.125		05/15/22	2,567,500
3,500,000	7.125		03/15/26	3,268,125
1,800,000	5.375	(d)	11/15/29	1,503,000
The Charles Schwab Corp.(d)(e)
(3M USD LIBOR + 3.315%)
2,195,000	4.625		03/01/49	2,124,299
(5 year CMT + 4.971%)
1,250,000	5.375		06/01/49	1,287,725
Visa, Inc.(d)
450,000	2.700		04/15/40	466,808

				44,328,291

Electrical – 0.5%
Calpine Corp.(d)(f)
3,100,000	4.500		02/15/28	2,999,250
Eskom Holdings SOC Ltd.
200,000	5.750		01/26/21	178,500
630,000	6.350	(h)	08/10/28	562,472
Listrindo Capital B.V.(d)
520,000	4.950		09/14/26	486,850
LLPL Capital Pte Ltd.
442,198	6.875		02/04/39	449,384
Minejesa Capital B.V.
260,000	4.625		08/10/30	247,000
NRG Energy, Inc.(d)
2,800,000	3.750	(f)	06/15/24	2,871,540
140,000	7.250		05/15/26	150,500
115,000	5.750		01/15/28	123,625

				8,069,121

Energy-Alternate Sources(d) – 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.(f)
1,400,000	6.500		01/15/26	1,464,750
Greenko Dutch B.V.
690,000	5.250		07/24/24	608,062

				2,072,812

Engineering & Construction – 0.1%
Aeropuertos Dominicanos Siglo XXI SA(d)
630,000	6.750		03/30/29	516,600
GMR Hyderabad International Airport Ltd.
660,000	5.375		04/10/24	568,425
IHS Netherlands Holdco B.V.(d)(f)
200,000	7.125		03/18/25	180,000

Corporate Obligations – (continued)
Engineering & Construction – (continued)
Mexico City Airport Trust(d)
$520,000	5.500%		10/31/46	$429,406

				1,694,431

Entertainment(d) – 0.5%
AMC Entertainment Holdings, Inc.
4,200,000	5.875		11/15/26	934,500
Banijay Entertainment SASU(f)
1,800,000	5.375		03/01/25	1,660,500
Motion Bondco DAC(f)
3,250,000	6.625		11/15/27	2,591,875
Scientific Games International, Inc.(f)
1,000,000	5.000		10/15/25	871,250
2,100,000	8.250		03/15/26	1,585,500
500,000	7.000		05/15/28	358,750
Vail Resorts, Inc. Co.(f)
247,000	6.250		05/15/25	255,645

				8,258,020

Environmental(d)(f) – 0.3%
GFL Environmental, Inc.
570,000	7.000		06/01/26	598,500
730,000	5.125		12/15/26	757,375
858,000	8.500		05/01/27	933,075
Stericycle, Inc.
1,950,000	5.375		07/15/24	1,954,875

				4,243,825

Food & Drug Retailing(d) – 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(f)
550,000	3.500		02/15/23	544,500
2,595,000	4.625		01/15/27	2,607,975
1,995,000	5.875		02/15/28	2,064,825
502,000	4.875		02/15/30	507,020
Arcor SAIC
110,000	6.000		07/06/23	88,275
B&G Foods, Inc.
4,020,000	5.250		04/01/25	4,070,250
Kraft Heinz Foods Co.
3,198,000	5.000		07/15/35	3,422,077
2,592,000	4.375		06/01/46	2,458,375
Post Holdings, Inc.(f)
5,984,000	4.625		04/15/30	5,864,320

				21,627,617

Food Service(d)(f) – 0.0%
Aramark Services, Inc.
620,000	6.375		05/01/25	641,700

Forest Products&Paper(d) – 0.1%
Mercer International, Inc.
1,850,000	7.375		01/15/25	1,792,188

Gaming(d)(f) – 0.4%
Boyd Gaming Corp.
2,950,000	4.750		12/01/27	2,540,687

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gaming(d)(f) – (continued)
Station Casinos LLC
$3,273,000	4.500%		02/15/28	$2,618,400
Wynn Macau Ltd.
550,000	5.125		12/15/29	530,750

				5,689,837

Gas(d) – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
4,125,000	5.875		08/20/26	4,217,812

Health Care Products(d)(f) – 0.0%
Hill-Rom Holdings, Inc.
400,000	4.375		09/15/27	409,000

Healthcare Providers & Services – 2.6%
Centene Corp.(d)
2,840,000	4.250		12/15/27	2,817,196
1,500,000	3.375		02/15/30	1,500,000
Acadia Healthcare Co., Inc.(d)
2,732,000	6.500		03/01/24	2,595,400
Centene Corp.(d)(f)
2,840,000	4.250		12/15/27	2,970,782
1,500,000	3.375		02/15/30	1,517,070
Charles River Laboratories International, Inc.(d)(f)
650,000	4.250		05/01/28	655,688
CHS/Community Health Systems, Inc.(d)
1,990,000	6.250		03/31/23	1,870,600
Encompass Health Corp.(d)
1,200,000	4.500		02/01/28	1,200,000
HCA, Inc.
8,870,000	5.000		03/15/24	9,621,910
250,000	5.875	(d)	02/15/26	279,375
MEDNAX, Inc.(d)(f)
3,650,000	5.250		12/01/23	3,477,318
Select Medical Corp.(d)(f)
1,700,000	6.250		08/15/26	1,623,500
Tenet Healthcare Corp.
5,600,000	8.125		04/01/22	5,628,000
2,000,000	6.250	(d)(f)	02/01/27	1,970,000
Universal Health Services, Inc.(d)(f)
2,650,000	5.000		06/01/26	2,696,216

				40,423,055

Holding Companies-Diversified(d) – 0.0%
KOC Holding A/S
700,000	6.500		03/11/25	686,219

Home Builders – 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(d)(f)
1,642,000	4.875		02/15/30	1,354,650
Installed Building Products, Inc.(d)(f)
800,000	5.750		02/01/28	768,000
Lennar Corp.(d)
1,825,000	4.125		01/15/22	1,831,844
M/I Homes, Inc.(d)(f)
1,378,000	4.950		02/01/28	1,212,640

Corporate Obligations – (continued)
Home Builders – (continued)
PulteGroup, Inc.
3,000,000	7.875		06/15/32	3,450,000
TRI Pointe Group, Inc.(d)
1,850,000	5.250		06/01/27	1,665,000
Williams Scotsman International, Inc.(d)(f)
1,350,000	6.875		08/15/23	1,358,437

				11,640,571

Household Products(d) – 0.1%
Spectrum Brands, Inc.
1,800,000	5.750		07/15/25	1,795,500

Housewares(d) – 0.0%
Turkiye Sise ve Cam Fabrikalari A/S
530,000	6.950		03/14/26	511,119

Insurance – 0.8%
Acrisure LLC/Acrisure Finance, Inc.(d)(f)
1,550,000	10.125		08/01/26	1,565,500
Fidelity & Guaranty Life Holdings, Inc.(d)(f)
2,850,000	5.500		05/01/25	3,003,187
HUB International Ltd.(d)(f)
1,760,000	7.000		05/01/26	1,749,000
Prudential Financial, Inc.(d)(e) (3M USD LIBOR + 3.920%)
4,300,000	5.625		06/15/43	4,438,159
Transatlantic Holdings, Inc.
75,000	8.000		11/30/39	110,062
USI, Inc.(d)(f)
1,850,000	6.875		05/01/25	1,854,625

				12,720,533

Internet – 2.0%
21Vianet Group, Inc.
400,000	7.875		10/15/21	365,024
Booking Holdings, Inc.(d)
3,494,000	4.100		04/13/25	3,699,098
2,850,000	4.625		04/13/30	3,158,028
Expedia Group, Inc.(d)(f)
1,160,000	6.250		05/01/25	1,181,750
Getty Images, Inc.(d)(f)
250,000	9.750		03/01/27	185,625
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(d)(f)
1,305,000	5.250		12/01/27	1,340,887
GrubHub Holdings, Inc.(d)(f)
3,400,000	5.500		07/01/27	3,179,000
Match Group, Inc.(d)(f)
2,379,000	4.125		08/01/30	2,307,630
Netflix, Inc.(d)(f)
350,000	4.875		06/15/30	373,625
NortonLifeLock, Inc.(d)(f)
4,000,000	5.000		04/15/25	4,040,000
Twitter, Inc.(d)(f)
4,305,000	3.875		12/15/27	4,283,475
Uber Technologies, Inc.(d)(f)
3,000,000	7.500		11/01/23	3,003,750
VeriSign, Inc.(d)
4,000,000	5.250		04/01/25	4,369,920

				31,487,812

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel – 0.2%
	ABJA Investment Co. Pte Ltd.
	$650,000	5.950%		07/31/24	$579,719
	Cleveland-Cliffs, Inc.(d)
	1,038,000	5.750		03/01/25	731,790
	2,250,000	5.875		06/01/27	1,406,250
	Vale Overseas Ltd.
	300,000	6.250		08/10/26	327,300

					3,045,059

Leisure Time(d)(f) – 0.2%
	Sabre GLBL, Inc.
	2,405,000	9.250		04/15/25	2,540,281

Lodging(d) – 0.0%
	Fortune Star BVI Ltd.
	340,000	5.250		03/23/22	327,569

Machinery-Diversified(d)(f) – 0.0%
	Titan Acquisition Ltd./Titan Co-Borrower LLC
	588,000	7.750		04/15/26	546,840

Media – 4.8%
	Altice Financing SA(d)
	200,000	7.500		05/15/26	208,500
	AMC Networks, Inc.(d)
	1,800,000	4.750		08/01/25	1,651,500
	CCO Holdings LLC/CCO Holdings Capital Corp.(d)(f)
	3,000,000	5.875		05/01/27	3,120,000
	4,980,000	4.750		03/01/30	5,079,600
	Charter Communications Operating LLC/Charter Communications Operating Capital(d)
	12,000,000	6.384		10/23/35	15,471,000
	Clear Channel Worldwide Holdings, Inc.(d)(f)
	2,033,000	9.250		02/15/24	1,692,473
	CSC Holdings LLC
	985,000	5.250		06/01/24	1,030,556
	5,450,000	5.500	(d)(f)	05/15/26	5,613,500
	Cumulus Media New Holdings, Inc.(d)(f)
	2,680,000	6.750		07/01/26	2,177,500
	Diamond Sports Group LLC/Diamond Sports Finance Co.(d)(f)
	1,590,000	5.375		08/15/26	1,208,400
	3,345,000	6.625		08/15/27	1,806,300
	DISH DBS Corp.
	6,300,000	5.875		07/15/22	6,315,750
	Entercom Media Corp.(d)(f)
	2,300,000	7.250		11/01/24	1,437,500
	4,250,000	6.500		05/01/27	3,134,375
	Gray Television, Inc.(d)(f)
	2,125,000	7.000		05/15/27	2,140,937
	iHeartCommunications, Inc.(d)(f)
	1,450,000	5.250		08/15/27	1,319,500
	550,000	4.750		01/15/28	481,250
	Meredith Corp.(d)
	2,610,000	6.875		02/01/26	2,218,500
	Nexstar Broadcasting, Inc.(d)(f)
	1,500,000	5.625		07/15/27	1,425,000
	Scripps Escrow, Inc.(d)(f)
	1,050,000	5.875		07/15/27	887,250

Corporate Obligations – (continued)
Media – (continued)
	Sinclair Television Group, Inc.(d)(f)
	2,100,000	5.875		03/15/26	1,816,500
	Sirius XM Radio, Inc.(d)(f)
	1,085,000	4.625		07/15/24	1,101,275
	TEGNA, Inc.(d)(f)
	2,300,000	4.625		03/15/28	2,052,750
	The E.W. Scripps Co.(d)(f)
	1,875,000	5.125		05/15/25	1,603,125
	Videotron Ltd.(d)(f)
	5,125,000	5.375		06/15/24	5,406,875
	Virgin Media Secured Finance PLC(d)
GBP	4,000,000	4.875		01/15/27	4,993,060
	Ziggo Bond Co. B.V.(d)(f)
EUR	675,000	3.375		02/28/30	693,926
	$500,000	5.125		02/28/30	492,500

					76,579,402

Mining – 1.2%
	Constellium SE(d)(f)
	2,100,000	5.875		02/15/26	1,942,500
	First Quantum Minerals Ltd.(d)(f)
	4,000,000	7.250		04/01/23	3,590,000
	FMG Resources August 2006 Pty Ltd.(d)(f)
	2,325,000	4.750		05/15/22	2,327,906
	Freeport-McMoRan, Inc.(d)
	2,950,000	3.875		03/15/23	2,938,938
	2,000,000	5.400		11/14/34	1,860,000
	Glencore Finance Canada Ltd.(f)
	3,000,000	5.550		10/25/42	3,066,990
	Novelis Corp.(d)(f)
	2,100,000	5.875		09/30/26	2,042,250
	2,400,000	4.750		01/30/30	2,136,000
	Vedanta Resources Finance II PLC(d)(f)
	200,000	9.250		04/23/26	78,750

					19,983,334

Office(d) – 0.1%
	CDW LLC/CDW Finance Corp.
	1,440,000	4.125		05/01/25	1,454,400

Oil Field Services – 0.9%
	Antero Resources Corp.(d)
	6,500,000	5.125		12/01/22	4,290,000
	Cenovus Energy, Inc.(d)
	153,000	3.000		08/15/22	135,338
	1,412,000	3.800		09/15/23	1,180,517
	Chesapeake Energy Corp.
	2,000,000	5.500		09/15/26	100,000
	Compania General Combust(d)
	590,000	9.500		11/07/21	364,694
	DNO ASA(d)(f)
	420,000	8.375		05/29/24	273,420
	Ensign Drilling, Inc.(d)(f)
	1,400,000	9.250		04/15/24	406,000
	Geopark Ltd.(d)(f)
	200,000	5.500		01/17/27	125,375

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
	Kosmos Energy Ltd.(d)
	$500,000	7.125%		04/04/26	$306,563
	Laredo Petroleum, Inc.(d)
	2,213,000	9.500		01/15/25	951,590
	MEG Energy Corp.(d)(f)
	2,480,000	7.125		02/01/27	1,698,800
	Nabors Industries Ltd.(d)(f)
	840,000	7.250		01/15/26	344,400
	Nexen, Inc.
	5,000	6.400		05/15/37	6,973
	50,000	7.500		07/30/39	80,094
	Noble Holding International Ltd.(d)
	840,000	7.750		01/15/24	2,100
	1,975,000	7.875	(f)	02/01/26	459,187
	Petrobras Global Finance B.V.(i)
	500,000	6.850		06/05/15	467,500
	Petroleos Mexicanos
EUR	220,000	2.500		08/21/21	228,279
	Range Resources Corp.(d)
	$846,000	5.875		07/01/22	761,400
	Sunoco LP/Sunoco Finance Corp.(d)
	545,000	5.500		02/15/26	523,200
	Tecpetrol SA(d)
	770,000	4.875		12/12/22	593,862
	Transocean, Inc.(d)(f)
	2,070,000	8.000		02/01/27	786,600
	USA Compression Partners LP/USA Compression Finance Corp.(d)
	1,300,000	6.875		04/01/26	1,066,000

					15,151,892

Packaging – 2.0%
	ARD Finance SA(d)(g) (PIK 5.750%, Cash 5.000%)
EUR	1,850,000	5.000		06/30/27	1,824,590
	(PIK 7.250%, Cash 6.500%)
	$3,950,000	6.500	(f)	06/30/27	3,693,250
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(d)(f)
	6,000,000	6.000		02/15/25	5,970,000
	650,000	5.250		08/15/27	631,312
	Berry Global, Inc.(d)(f)
	2,200,000	4.500		02/15/26	2,172,500
	2,000,000	5.625		07/15/27	2,065,000
	Graphic Packaging International LLC(f)
	646,000	3.500		03/15/28	616,930
	LABL Escrow Issuer LLC(d)(f)
	1,750,000	6.750		07/15/26	1,758,750
	Mauser Packaging Solutions Holding Co.(d)(f)
	2,150,000	5.500		04/15/24	1,978,000
	965,000	7.250		04/15/25	753,906
	Owens-Brockway Glass Container, Inc.(f)
	1,750,000	5.875		08/15/23	1,811,250
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(d)(f)
	190,000	7.000		07/15/24	190,475

Corporate Obligations – (continued)
Packaging – (continued)
	Sealed Air Corp.(f)
	2,000,000	5.250	(d)	04/01/23	2,060,000
	1,300,000	4.000	(d)	12/01/27	1,280,500
	1,843,000	6.875		07/15/33	2,029,604
	Trivium Packaging Finance B.V.(d)(f)
	1,075,000	5.500		08/15/26	1,101,875
	1,300,000	8.500		08/15/27	1,353,625

					31,291,567

Pharmaceuticals(d) – 1.7%
	Bausch Health Cos., Inc.(f)
	65,000	5.875		05/15/23	64,025
	4,000,000	9.000		12/15/25	4,340,000
	1,350,000	5.000		01/30/28	1,296,000
	1,350,000	5.250		01/30/30	1,336,500
	Becton Dickinson & Co.
	2,000,000	2.894		06/06/22	2,049,740
	3,375,000	3.363		06/06/24	3,593,633
	CVS Health Corp.
	2,775,000	3.700		03/09/23	2,942,499
	4,715,000	3.750		04/01/30	5,230,995
	HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(f)
	2,745,000	7.250		08/15/26	2,662,650
	Mylan NV
	3,000,000	3.950		06/15/26	3,175,500
	Vizient, Inc.(f)
	580,000	6.250		05/15/27	604,650

					27,296,192

Pipelines – 3.1%
	Buckeye Partners LP(d)
	2,100,000	4.350		10/15/24	1,937,649
	1,835,000	4.125	(f)	03/01/25	1,697,375
	2,801,000	3.950		12/01/26	2,489,389
	929,000	4.125		12/01/27	833,778
	1,217,000	4.500	(f)	03/01/28	1,095,300
	Cheniere Energy Partners LP(d)(f)
	1,800,000	4.500		10/01/29	1,656,000
	DCP Midstream Operating LP(f)
	4,000,000	6.750		09/15/37	2,360,000
	Energy Transfer Operating LP
	4,000,000	4.250	(d)	03/15/23	3,964,600
	2,985,000	6.625		10/15/36	2,956,075
	Enterprise Products Operating LLC(d)(e) (3M USD LIBOR + 2.778%)
	1,000,000	4.358		06/01/67	774,610
	Genesis Energy LP/Genesis Energy Finance Corp.(d)
	3,500,000	6.000		05/15/23	3,062,500
	2,010,000	7.750		02/01/28	1,708,500
	Kinder Morgan Energy Partners LP
	7,000,000	7.300		08/15/33	8,746,570
	NGPL PipeCo LLC(d)(f)
	1,315,000	4.375		08/15/22	1,318,866
	Plains All American Pipeline LP/PAA Finance Corp.(d)
	3,000,000	3.600		11/01/24	2,824,590

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.(d)
	$5,000,000	5.125%		02/01/25	$4,500,000
	The Williams Cos., Inc.
	7,000,000	7.500		01/15/31	8,180,410

					50,106,212

Real Estate Investment Trust – 1.9%
	American Tower Corp.
	2,250,000	5.000		02/15/24	2,516,602
	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(d)(f)
	600,000	5.750		05/15/26	482,026
	Country Garden Holdings Co. Ltd.(d)
	650,000	6.500		04/08/24	657,719
	Crown Castle International Corp.
	2,250,000	5.250		01/15/23	2,457,697
	300,000	4.150	(d)	07/01/50	349,917
	Growthpoint Properties International Pty Ltd.
	270,000	5.872		05/02/23	254,644
	IRSA Propiedades Comerciales SA(d)
	540,000	8.750		03/23/23	265,262
	Kaisa Group Holdings Ltd.
	320,000	11.750		02/26/21	321,900
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(d)(f)
	2,500,000	5.875		08/01/21	2,215,625
	4,000,000	5.250		03/15/22	3,300,000
	2,027,000	4.250		02/01/27	1,449,305
	MPT Operating Partnership LP/MPT Finance Corp.(d)
	4,000,000	6.375		03/01/24	4,128,280
	3,000,000	5.000		10/15/27	3,059,160
	NE Property B.V.(d)
EUR	470,000	1.750		11/23/24	444,713
	Realogy Group LLC/Realogy Co-Issuer Corp.(d)(f)
	$1,600,000	4.875		06/01/23	1,216,000
	1,950,000	9.375		04/01/27	1,365,000
	SBA Communications Corp.(d)(f)
	2,637,000	3.875		02/15/27	2,689,740
	Scenery Journey Ltd.(d)
	310,000	13.000		11/06/22	284,425
	Starwood Property Trust, Inc.(d)
	2,700,000	4.750		03/15/25	2,281,500
	VICI Properties LP/VICI Note Co., Inc.(d)(f)
	1,526,000	3.500		02/15/25	1,436,348

					31,175,863

Retailing – 1.9%
	1011778 BC ULC/New Red Finance, Inc.(d)(f)
	3,000,000	5.000		10/15/25	3,007,500
	Asbury Automotive Group, Inc.(d)(f)
	246,000	4.500		03/01/28	203,565
	Beacon Roofing Supply, Inc.(d)(f)
	2,907,000	4.875		11/01/25	2,558,160
	Burlington Coat Factory Warehouse Corp.(d)(f)
	684,000	6.250		04/15/25	695,970

Corporate Obligations – (continued)
Retailing – (continued)
	eG Global Finance PLC(d)(f)
	3,800,000	6.750		02/07/25	3,458,000
	Eurotorg LLC Via Bonitron DAC
	410,000	8.750		10/30/22	395,778
	IRB Holding Corp.(d)(f)
	2,710,000	6.750		02/15/26	2,235,750
	Lowe’s Cos., Inc.(d)
	7,237,000	5.125		04/15/50	9,415,771
	PetSmart, Inc.(d)(f)
	2,800,000	5.875		06/01/25	2,814,000
	Suburban Propane Partners LP/Suburban Energy Finance Corp.(d)
	550,000	5.500		06/01/24	541,750
	The Home Depot, Inc.(d)
	1,170,000	3.350		04/15/50	1,290,031
	Yum! Brands, Inc.(d)(f)
	63,000	7.750		04/01/25	68,985
	3,064,000	4.750		01/15/30	3,125,280

					29,810,540

Semiconductors – 0.9%
	Amkor Technology, Inc.(d)(f)
	1,398,000	6.625		09/15/27	1,446,930
	Broadcom, Inc.(d)(f)
	4,000,000	3.625		10/15/24	4,215,160
	3,117,000	5.000		04/15/30	3,497,492
	Microchip Technology, Inc.
	2,000,000	3.922		06/01/21	2,032,144
	NXP BV/NXP Funding LLC(f)
	3,000,000	4.125		06/01/21	3,064,050
	Qorvo, Inc.(d)(f)
	750,000	4.375		10/15/29	746,250

					15,002,026

Software(d) – 0.8%
	Castle US Holding Corp.(f)
	2,824,000	9.500		02/15/28	2,640,440
	Fiserv, Inc.
	2,775,000	3.200		07/01/26	2,972,746
	Nuance Communications, Inc.
	3,000,000	5.625		12/15/26	3,157,500
	Open Text Corp.(f)
	1,105,000	3.875		02/15/28	1,071,850
	Oracle Corp.
	1,405,000	3.600		04/01/50	1,594,394
	PTC, Inc.(f)
	4,000	3.625		02/15/25	3,950
	SS&C Technologies, Inc.(f)
	850,000	5.500		09/30/27	875,500

					12,316,380

Technology – Hardware(d)(f) – 0.1%
	NXP BV
	982,000	3.400		05/01/30	985,604

Telecommunication Services – 4.5%
	Altice France SA(d)(f)
	5,000,000	7.375		05/01/26	5,250,000

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
	AT&T, Inc.(d)
	$3,000,000	5.250%		03/01/37	$3,553,770
	CenturyLink, Inc.
	1,450,000	5.125	(d)(f)	12/15/26	1,386,563
	2,870,000	7.650		03/15/42	2,905,875
	Cincinnati Bell, Inc.(d)(f)
	2,000,000	7.000		07/15/24	2,000,000
	CommScope, Inc.(d)(f)
	2,675,000	5.500		06/15/24	2,380,750
	1,100,000	6.000		03/01/26	1,100,000
	Digicel Group Two Ltd.(d)(f)
	1,845,000	8.250		09/30/22	55,488
	Intelsat Jackson Holdings SA(d)(f)
	4,800,000	8.000		02/15/24	4,896,000
	3,000,000	8.500		10/15/24	1,725,000
	MTN Mauritius Investments Ltd.
	420,000	6.500		10/13/26	403,069
	Nokia of America Corp.
	3,000,000	6.450		03/15/29	3,097,500
	Qwest Corp.
	4,780,000	6.750		12/01/21	4,994,813
	Sprint Capital Corp.
	1,150,000	8.750		03/15/32	1,618,625
	Sprint Corp.
	10,039,000	7.875		09/15/23	11,281,326
	T-Mobile USA, Inc.(d)
	3,000,000	4.000		04/15/22	3,063,750
	6,000,000	6.500		01/15/26	6,322,500
	1,896,000	4.500	(f)	04/15/50	2,193,994
	Telecom Argentina SA(d)
	340,000	6.500		06/15/21	307,700
	310,000	8.000	(f)	07/18/26	248,291
	Telecom Italia Capital SA
	3,025,000	7.200		07/18/36	3,353,969
	1,000,000	7.721		06/04/38	1,151,250
	Telecom Italia SpA(f)
	5,000,000	5.303		05/30/24	5,168,750
	Verizon Communications, Inc.
	3,000,000	5.250		03/16/37	3,986,040

					72,445,023

Toys/Games/Hobbies(d) – 0.1%
	Mattel, Inc.
	2,475,000	3.150		03/15/23	2,301,750

Transportation – 0.0%
	MV24 Capital B.V.(f)
	335,260	6.748		06/01/34	282,771
	Rumo Luxembourg S.a.r.l.(d)
	240,000	5.875		01/18/25	236,700

					519,471

	TOTAL CORPORATE OBLIGATIONS
	(Cost $835,989,547)				$794,320,570

Mortgage-Backed Obligations(e) – 0.0%
Collateralized Mortgage Obligation – 0.0%
Sequential Floating Rate – 0.0%
	Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1M LIBOR + 0.190%)
	$225,391	1.137%		07/25/47	$186,197
	(Cost $87,339)

Foreign Debt Obligations – 0.2%
Sovereign – 0.2%
	Ecuador Government International Bond
	$490,000	10.750%		03/28/22	$153,125
	330,000	7.950		06/20/24	102,630
	Republic of Angola
	300,000	9.500		11/12/25	141,750
	Republic of Argentina
	380,000	4.625		01/11/23	106,756
	Republic of Egypt
EUR	590,000	4.750		04/11/25	566,945
	Republic of Nigeria
	$690,000	6.500		11/28/27	519,872
	Republic of Sri Lanka(f)
	630,000	6.350		06/28/24	371,658
	Republic of Turkey
	760,000	6.125		10/24/28	692,550
	Ukraine Government Bond
	680,000	7.750		09/01/23	644,300

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $4,655,071)				$3,299,586

Bank Loans(e)(j) – 6.7%
Aerospace – 0.2%
	TransDigm, Inc. (1M LIBOR + 2.250%)
	$4,261,511	2.654%		12/09/25	$3,720,171

Automotive – 0.1%
	Adient US LLC (3M LIBOR + 4.000%)
	1,955,287	6.889		05/06/24	1,753,658

Automotive – Parts – 0.2%
	Tenneco, Inc. (1M LIBOR + 3.000%)
	4,463,699	3.404		10/01/25	3,453,787

Chemicals – 0.3%
	Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
	2,133,875	3.660		05/15/24	1,896,097
	Starfruit Finco B.V. (1M LIBOR + 3.000%)
	2,893,963	3.864		10/01/25	2,619,037

					4,515,134

Diversified Financial Services – 0.0%
	Fiserv Investment Solutions, Inc. (3M LIBOR + 5.500%)
	650,000	6.442		02/18/27	617,500

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e)(j) – (continued)
Environmental – 0.1%
Advanced Disposal Services, Inc. (1 Week LIBOR + 2.250%)
$1,957,405	3.000%	11/10/23	$1,930,764

Food & Drug Retailers – 0.1%
B&G Foods, Inc. (1M LIBOR + 2.500%)
746,250	2.904	10/10/26	719,669

Health Care – Services – 0.4%
MPH Acquisition Holdings LLC (3M LIBOR + 2.750%)
1,928,826	4.200	06/07/23	1,770,913
Sotera Health Holdings LLC (1M LIBOR + 4.500%)
1,984,733	5.500	12/13/26	1,902,366
U.S. Renal Care, Inc. (1M LIBOR + 5.000%)
2,189,000	5.438	06/26/26	2,063,811
Verscend Holding Corp. (1M LIBOR + 4.500%)
1,379,000	4.904	08/27/25	1,295,915

			7,033,005

Home Construction – 0.1%
Brookfield Residential Properties, Inc. (1M LIBOR + 2.250%)
2,037,890	2.654	08/28/23	1,732,206

Media – Broadcasting & Radio – 0.2%
Cumulus Media New Holdings, Inc. (6M LIBOR + 3.750%)
920,375	4.822	03/31/26	771,578
Getty Images, Inc. (1M LIBOR + 4.500%)
1,953,846	4.938	02/19/26	1,636,346

			2,407,924

Media – Cable – 0.3%
CSC Holdings LLC
(1M LIBOR + 2.250%)
1,702,805	3.064	07/17/25	1,617,392
(1M LIBOR + 2.500%)
3,792,370	3.314	04/15/27	3,603,434

			5,220,826

Media – Non Cable – 0.1%
Terrier Media Buyer, Inc. (3M LIBOR + 4.250%)
1,197,000	5.700	12/17/26	1,110,218

Packaging – 0.3%
Flex Acquisition Co., Inc. (3M LIBOR + 3.250%)
2,800,000	4.683	06/29/25	2,606,800
Reynolds Group Holdings, Inc. (1M LIBOR + 2.750%)
2,954,169	3.154	02/05/23	2,810,774

			5,417,574

Pharmaceuticals – 0.7%
Alphabet Holding Co., Inc. (1M LIBOR + 7.750%)
5,000,000	8.154	09/26/25	3,970,850
Valeant Pharmaceuticals International, Inc. (1M LIBOR + 3.000%)
7,124,112	3.718	06/02/25	6,883,673

			10,854,523

Restaurants – 0.0%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 1.750%)
452,569	2.154	11/19/26	423,293

Bank Loans(e)(j) – (continued)
Retailers – 0.2%
OEConnection LLC (3M LIBOR + 4.000%)
2,067,640	4.941	09/25/26	1,819,523
Staples, Inc. (1M LIBOR + 5.000%)
1,588,000	6.016	04/16/26	1,259,808

			3,079,331

Services Cyclical – Business Services – 0.3%
EVO Payments International LLC (1M LIBOR + 3.250%)
2,954,774	3.690	12/22/23	2,727,256
Travelport Finance S.a.r.l. (3M LIBOR + 5.000%)
3,084,500	6.072	05/29/26	1,869,978

			4,597,234

Services Cyclical – Consumer Services – 0.2%
Asurion LLC (1M LIBOR + 3.000%)
3,346,473	3.404	08/04/22	3,215,961

Technology – Software/Services – 2.1%
Banff Merger Sub, Inc. (1M LIBOR + 4.250%)
4,949,157	4.654	10/02/25	4,256,275
Cerence, Inc. (1M LIBOR + 6.000%)
1,833,813	7.016	10/01/24	1,668,769
Ceridian HCM Holding, Inc.(1 Week LIBOR + 2.500%)
2,955,000	2.637	04/30/25	2,778,941
DCert Buyer, Inc. (1M LIBOR + 4.000%)
1,775,000	4.404	10/16/26	1,665,536
Infor (US), Inc. (1M LIBOR + 2.750%)
4,100,744	3.750	02/01/22	4,022,133
Ion Trading Technologies S.a.r.l. (3M LIBOR + 4.000%)
1,988,694	5.072	11/21/24	1,831,249
MA FinanceCo. LLC (1M LIBOR + 2.250%)
3,602,166	2.654	11/19/21	3,410,819
Refinitiv US Holdings Inc. (1M LIBOR + 3.250%)
4,098,125	3.654	10/01/25	4,004,647
SS&C Technologies Holdings Europe S.a.r.l. (1M LIBOR + 1.750%)
1,248,948	2.154	04/16/25	1,199,128
SS&C Technologies, Inc. (1M LIBOR + 1.750%)
1,750,284	2.154	04/16/25	1,680,465
The Dun & Bradstreet Corp. (1M LIBOR + 4.000%)
3,100,000	4.487	02/06/26	2,890,750
The Ultimate Software Group, Inc. (1M LIBOR + 3.750%)
1,641,750	4.154	05/04/26	1,563,028
Tibco Software, Inc. (1M LIBOR + 3.750%)
1,979,846	4.160	06/30/26	1,851,157

			32,822,897

Telecommunication Services – 0.3%
Hoya Midco LLC(6M LIBOR + 3.500%)
4,392,623	4.572	06/30/24	3,118,763
Level 3 Financing, Inc. (1M LIBOR + 1.750%)
2,023,967	2.154	03/01/27	1,934,568

			5,053,331

Wireless Telecommunications – 0.2%
Intelsat Jackson Holdings SA (3M PRIME + 2.750%)
3,000,000	4.237	11/27/23	2,938,320

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e)(j) – (continued)
Wirelines Telecommunications – 0.3%
Consolidated Communications, Inc. (1M LIBOR + 3.000%)
$4,862,347	4.000%	10/04/23	$4,295,056

TOTAL BANK LOANS
(Cost $117,411,803)			$106,912,382

U.S. Treasury Obligation(k) – 0.1%
United States Treasury Note
$1,730,000	1.875%	12/15/20	$1,748,652
(Cost $1,728,788)

Shares	Dividend Rate	Value

Investment Companies(l) – 7.5%
Goldman Sachs Emerging Markets Equity Fund – Class R6 Shares
2,516	1.277%	$49,635
Goldman Sachs Financial Square Government Fund – Class R6 Shares
30,708,389	0.233	30,708,389
Goldman Sachs Financial Square Government Fund – Institutional Shares
88,574,154	0.233	88,574,154
Goldman Sachs High Yield Fund – Class R6 Shares
8,592	6.516	48,630

TOTAL INVESTMENT COMPANIES
(Cost $119,383,209)		$119,380,808

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,632,965,384)		$1,606,170,109

Securities Lending Reinvestment Vehicle(l) – 0.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,020,491	0.233%	$12,020,491
(Cost $12,020,491)

TOTAL INVESTMENTS – 101.1%
(Cost $1,644,985,875)		$1,618,190,600

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(17,516,471)

NET ASSETS – 100.0%		$1,600,674,129

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Security is currently in default and/or non-income producing.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on April 30, 2020.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Pay-in-kind securities.

(h)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $562,472, which represents approximately 0.0% of the Fund’s net assets as of April 30, 2020.

(i)	Actual maturity date is June 5, 2115.

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on April 30, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(l)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
CMT	—Constant Maturity Treasury Indexes
EURO	—Euro Offered Rate
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Funding Rate

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At April 30, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
OEConnection LLC, due 09/25/26	$196,970	$173,334	$(22,734)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	EUR	28,025	USD	30,480	05/14/20	$239

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC.	USD	4,123,062	EUR	3,797,602	05/14/20	$(39,632)
	USD	4,454,786	GBP	3,577,443	07/15/20	(52,434)

						$(92,066)

FUTURES CONTRACTS — At April 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	391	06/19/20	$56,741,920	$4,290,497
Ultra Long U.S. Treasury Bonds	265	06/19/20	59,567,031	6,401,225
Ultra 10 Year U.S. Treasury Notes	97	06/19/20	15,232,031	431,422
2 Year U.S. Treasury Notes	109	06/30/20	24,026,836	24,395
5 Year U.S. Treasury Notes	31	06/30/20	3,890,016	51,409
10 Year U.S. Treasury Notes	148	06/19/20	20,581,250	260,554
20 Year U.S. Treasury Bonds	11	06/19/20	1,991,344	156,068

Total				$11,615,570
Short position contracts:
5 Year U.S. Treasury Notes	(295)	06/30/20	(37,017,891)	(6,309)
20 Year U.S. Treasury Bonds	(186)	06/19/20	(33,671,812)	(2,087,820)

Total				$(2,094,129)

TOTAL FUTURES CONTRACTS				$9,521,441

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)				Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1M EURO(a)	6M EURO(b)	03/18/25		EUR	320		$(6,281)	$2,569	$(8,850)
1M EURO + 0.250%(a)	6M EURO(b)	03/18/27			160	(c)	(6,625)	(3,845)	(2,780)
1.750(a)	3M LIBOR(d)	03/18/23	$		540	(c)	(22,615)	(2,148)	(20,467)
2.250(a)	3M LIBOR(d)	03/18/50			10		(3,904)	(2,506)	(1,398)
3M LIBOR(d)	1.750%(a)	03/18/22			10,870	(c)	300,162	96,651	203,511
3M LIBOR(d)	1.750(a)	03/18/25			119,810	(c)	7,961,545	394,860	7,566,685
3M LIBOR(d)	2.000(a)	03/18/27			4,050	(c)	416,212	110,993	305,219
3M LIBOR(d)	2.000(a)	03/18/30			144,710	(c)	19,307,113	2,175,595	17,131,518
3M LIBOR(d)	2.250(a)	03/18/40			20		5,484	5,255	229

TOTAL							$27,951,091	$2,777,424	$25,173,667

(a)	Payments made semi-annually.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2020.
(d)	Payments made quarterly.

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.7%
Air Freight & Logistics – 0.9%
34,790	FedEx Corp.	$4,410,328

Banks – 0.3%
76,360	Bank OZK	1,727,263

Building Products – 1.1%
66,490	A.O. Smith Corp.	2,817,846
14,370	Lennox International, Inc.	2,682,592

		5,500,438

Capital Markets – 5.7%
28,810	Ameriprise Financial, Inc.	3,311,422
12,430	BlackRock, Inc.	6,240,357
26,327	Evercore, Inc. Class A	1,358,473
14,640	FactSet Research Systems, Inc.	4,026,000
23,530	Moody’s Corp.	5,738,967
57,425	SEI Investments Co.	2,926,378
41,414	T. Rowe Price Group, Inc.	4,788,701

		28,390,298

Chemicals – 2.1%
23,240	Ecolab, Inc.	4,496,940
4,085	NewMarket Corp.	1,680,732
7,762	The Sherwin-Williams Co.	4,163,304

		10,340,976

Commercial Services & Supplies – 0.9%
112,000	Rollins, Inc.	4,480,000

Consumer Finance – 0.5%
61,834	Discover Financial Services	2,657,007

Electric Utilities – 0.7%
16,050	NextEra Energy, Inc.	3,709,476

Electrical Equipment – 0.9%
23,625	Rockwell Automation, Inc.	4,476,465

Electronic Equipment, Instruments & Components – 3.3%
51,570	Amphenol Corp. Class A	4,551,568
25,075	Badger Meter, Inc.	1,480,177
171,145	Corning, Inc.	3,766,902
64,242	National Instruments Corp.	2,468,178
57,113	TE Connectivity Ltd.	4,195,521

		16,462,346

Energy Equipment & Services – 0.3%
202,400	USA Compression Partners LP	1,621,224

Entertainment – 4.0%
172,585	Activision Blizzard, Inc.	10,998,842
84,550	The Walt Disney Co.	9,144,083

		20,142,925

Equity Real Estate Investment Trusts (REITs) – 2.5%
50,140	Equity LifeStyle Properties, Inc.	3,023,944
33,910	Extra Space Storage, Inc.	2,992,218
98,755	Iron Mountain, Inc.	2,387,896

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
21,620	Public Storage	4,009,429

		12,413,487

Food & Staples Retailing – 3.9%
17,150	Casey’s General Stores, Inc.	2,596,681
22,400	Costco Wholesale Corp.	6,787,200
172,355	The Kroger Co.	5,448,142
106,995	Walgreens Boots Alliance, Inc.	4,631,814

		19,463,837

Food Products – 1.8%
102,325	Hormel Foods Corp.	4,793,926
31,390	Ingredion, Inc.	2,548,868
11,700	J&J Snack Foods Corp.	1,486,251

		8,829,045

Health Care Equipment & Supplies – 4.4%
33,010	Cantel Medical Corp.	1,221,370
48,075	Danaher Corp.	7,858,339
65,970	Medtronic PLC	6,440,651
34,760	Stryker Corp.	6,480,307

		22,000,667

Health Care Providers & Services – 8.3%
62,715	AmerisourceBergen Corp.	5,623,027
94,375	Cardinal Health, Inc.	4,669,675
8,000	Chemed Corp.	3,332,560
104,096	CVS Health Corp.	6,407,109
37,473	McKesson Corp.	5,293,061
83,670	Patterson Cos., Inc.	1,529,488
47,475	Quest Diagnostics, Inc.	5,227,472
43,086	The Ensign Group, Inc.	1,611,847
27,350	UnitedHealth Group, Inc.	7,999,055

		41,693,294

Hotels, Restaurants & Leisure – 1.4%
34,695	Brinker International, Inc.	807,700
13,930	Cracker Barrel Old Country Store, Inc.	1,356,782
53,680	Yum! Brands, Inc.	4,639,562

		6,804,044

Independent Power and Renewable Electricity Producers – 0.7%
15,000	Brookfield Renewable Partner LP	703,350
54,200	NextEra Energy Partners LP	2,725,718

		3,429,068

Industrial Conglomerates – 1.1%
34,930	3M Co.	5,306,578

Insurance – 3.6%
34,629	American Financial Group, Inc.	2,293,825
25,650	Aon PLC	4,428,985
80,850	Principal Financial Group, Inc.	2,943,749
59,300	Prudential Financial, Inc.	3,698,541

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
24,010	Reinsurance Group of America, Inc.	$2,513,367
19,360	The Hanover Insurance Group, Inc.	1,943,357

		17,821,824

IT Services – 8.5%
33,192	Accenture PLC Class A	6,146,826
37,240	Automatic Data Processing, Inc.	5,462,736
35,642	Broadridge Financial Solutions, Inc.	4,134,472
50,130	International Business Machines Corp.	6,294,323
27,935	Jack Henry & Associates, Inc.	4,568,769
23,090	Mastercard, Inc. Class A	6,349,057
155,130	The Western Union Co.	2,958,329
37,540	Visa, Inc. Class A	6,709,149

		42,623,661

Leisure Products – 1.0%
43,095	Hasbro, Inc.	3,111,890
27,469	Polaris, Inc.	1,948,376

		5,060,266

Machinery – 0.5%
53,265	Donaldson Co., Inc.	2,334,605

Media – 4.2%
269,615	Comcast Corp. Class A	10,145,638
78,835	Meredith Corp.	1,169,123
104,580	Omnicom Group, Inc.	5,964,197
221,729	ViacomCBS, Inc. Class B	3,827,043

		21,106,001

Metals & Mining – 0.4%
20,663	Reliance Steel & Aluminum Co.	1,850,992

Multi-Utilities – 1.9%
36,235	Sempra Energy	4,487,705
53,355	WEC Energy Group, Inc.	4,831,295

		9,319,000

Oil, Gas & Consumable Fuels – 13.1%
55,400	BP Midstream Partners LP	633,776
143,000	Cheniere Energy Partners LP	4,823,390
52,500	Enbridge, Inc.	1,610,700
796,800	Energy Transfer LP	6,693,120
573,900	Enterprise Products Partners LP	10,077,684
248,377	Hess Midstream LP Class A	4,341,630
165,000	Kinder Morgan, Inc.	2,512,950
178,000	Magellan Midstream Partners LP	7,321,140
394,100	MPLX LP	7,133,210
99,000	ONEOK, Inc.	2,963,070
110,000	Pembina Pipeline Corp.	2,523,400
117,000	Phillips 66 Partners LP	4,978,350
34,000	Shell Midstream Partners LP	499,460
40,000	Sunoco LP	992,800
35,000	TC Energy Corp.	1,622,600

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
45,526	TC PipeLines LP	1,525,121
270,000	The Williams Cos., Inc.	5,229,900

		65,482,301

Personal Products – 1.0%
29,510	The Estee Lauder Cos., Inc. Class A	5,205,564

Pharmaceuticals – 0.7%
70,325	Perrigo Co. PLC	3,748,322

Professional Services – 0.2%
23,540	Insperity, Inc.	1,123,093

Semiconductors & Semiconductor Equipment – 5.9%
49,685	Analog Devices, Inc.	5,445,476
101,680	Applied Materials, Inc.	5,051,462
30,995	KLA Corp.	5,085,970
20,286	Power Integrations, Inc.	2,076,272
74,735	QUALCOMM, Inc.	5,879,402
52,885	Texas Instruments, Inc.	6,138,362

		29,676,944

Software – 2.2%
43,180	Microsoft Corp.	7,738,288
63,180	Oracle Corp.	3,346,644

		11,084,932

Specialty Retail – 2.5%
39,884	Aaron’s, Inc.	1,272,698
56,300	Best Buy Co., Inc.	4,319,899
31,390	The Home Depot, Inc.	6,900,464

		12,493,061

Technology Hardware, Storage & Peripherals – 0.8%
259,430	HP, Inc.	4,023,759

Textiles, Apparel & Luxury Goods – 2.8%
30,210	Columbia Sportswear Co.	2,202,026
68,615	NIKE, Inc. Class B	5,981,855
30,915	Ralph Lauren Corp.	2,280,909
59,818	VF Corp.	3,475,426

		13,940,216

Trading Companies & Distributors – 2.6%
126,665	Fastenal Co.	4,587,806
30,483	MSC Industrial Direct Co., Inc. Class A	1,818,006
13,399	W.W. Grainger, Inc.	3,692,497
16,704	Watsco, Inc.	2,689,177

		12,787,486

TOTAL COMMON STOCKS
(Cost $458,537,817)		$483,540,793

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 2.8%
Goldman Sachs Financial Square Government Fund – Class R6 Shares
12,660,010	0.233%	$12,660,010
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,185,910	0.233	1,185,910

TOTAL INVESTMENT COMPANIES
(Cost $13,845,920)		$13,845,920

TOTAL INVESTMENTS – 99.5%
(Cost $472,383,737)		$497,386,713

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		2,322,037

NET ASSETS – 100.0%		$499,708,750

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents affiliated funds.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	115	06/19/20	$16,688,800	$1,673,364

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Income Builder Fund	Rising Dividend Growth Fund
Assets:
Investments, at value (cost $1,513,582,175 and $458,537,817, respectively)(a)	$1,486,789,301	$483,540,793
Investments of affiliated issuers, at value (cost $119,383,209 and $13,845,920, respectively)	119,380,808	13,845,920
Investments in securities lending reinvestment vehicle — affiliated issuer, at value (identified cost $12,020,491 and $0, respectively)	12,020,491	—
Cash	20,763,596	126,674
Foreign currencies, at value (cost $1,747,372 and $0, respectively)	1,748,658	—
Variation margin on futures contracts	3,770,690	202,353
Unrealized gain on forward foreign currency exchange contracts	239	—
Receivables:
Collateral on certain derivative contracts(b)	29,242,746	1,518,000
Investments sold	20,149,616	1,384,875
Dividends and interest	13,762,328	916,800
Fund shares sold	2,330,675	162,450
Foreign tax reclaims	260,671	423,230
Reimbursement from investment adviser	23,150	45,886
Securities lending income	8,682	—
Other assets	76,043	78,873

Total assets	1,710,327,694	502,245,854

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	92,066	—
Unrealized loss on unfunded loan commitment	22,734	—
Variation margin on swaps contracts	139,693	—
Variation margin on futures contracts	179,528	—
Payables:
Fund shares redeemed	71,183,647	1,078,402
Investments purchased	14,803,103	708,931
Payable upon return of securities loaned	12,020,491	—
Investments purchased on an extended-settlement basis	9,365,825	—
Collateral on certain derivative contracts(c)	250,000	—
Management fees	682,797	289,264
Distribution and service fees and transfer agency fees	535,835	186,215
Accrued expenses	377,846	274,292

Total liabilities	109,653,565	2,537,104

Net Assets:
Paid-in capital	1,649,972,213	498,669,127
Total distributable earnings (loss)	(49,298,084)	1,039,623

NET ASSETS	$1,600,674,129	$499,708,750
Net Assets:
Class A	$282,370,264	$152,550,038
Class C	408,066,723	135,396,619
Institutional	591,483,946	128,961,605
Investor	248,244,110	70,419,373
Class P	12,389,336	9,011,075
Class R	—	1,384,708
Class R6	58,119,750	1,985,332
Total Net Assets	$1,600,674,129	$499,708,750
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	12,870,789	17,238,029
Class C	18,937,310	15,021,278
Institutional	26,345,260	13,782,786
Investor	11,090,789	7,538,430
Class P	551,834	963,018
Class R	—	157,191
Class R6	2,589,861	212,248
Net asset value, offering and redemption price per share:(d)
Class A	$21.94	$8.85
Class C	21.55	9.01
Institutional	22.45	9.36
Investor	22.38	9.34
Class P	22.45	9.36
Class R	—	8.81
Class R6	22.44	9.35

(a)	Includes loaned securities having a market value of $11,748,625 and $0, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Options
Income Builder	$7,220,803	$12,491,943	$9,530,000
Rising Dividend Growth	1,518,000	—	—

(c)	Segregated for initial margin and/or collateral as follows:

Fund	Forwards
Income Bulder	$250,000
Rising Dividend Growth	—

(d)	Maximum public offering price per share for Class A shares of the Income Builder and the Rising Dividend Growth Funds is $23.22 and $9.37, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Operations

For the Six Months Ended April 30, 2020 (Unaudited)

	Income Builder Fund	Rising Dividend Growth Fund
Investment income:

Interest	$26,745,079	$5,387

Dividends — unaffiliated issuers (net of foreign withholding taxes of $345,669 and $28,739)	8,831,236	5,646,220

Dividends — affiliated issuers	693,461	91,712

Securities lending income — affiliated issuer	31,447	2,037

Total investment income	36,301,223	5,745,356

Expenses:

Management fees	4,492,007	2,362,836

Distribution and Service fees(a)	2,604,445	1,075,961

Transfer Agency fees(a)	1,004,519	415,087

Custody, accounting and administrative services	142,643	85,016

Printing and mailing costs	101,096	67,933

Professional fees	68,455	78,386

Shareholder meeting expense	65,797	—

Registration fees	64,202	59,103

Trustee fees	10,188	9,380

Other	13,847	11,391

Total expenses	8,567,199	4,165,093

Less — expense reductions	(197,798)	(413,436)

Net expenses	8,369,401	3,751,657

NET INVESTMENT INCOME	27,931,822	1,993,699

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(35,533,410)	3,843,002

Purchased options	(1,762,405)	—

Futures contracts	(4,435,274)	(2,018,013)

Written options	(7,313,824)	—

Swap contracts	14,909,247	—

Forward foreign currency exchange contracts	37,391	—

Foreign currency transactions	79,001	(623)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(143,315,058)	(86,037,417)

Investments — affiliated issuers	(11,875)	—

Futures contracts	11,787,011	1,438,431

Unfunded loan commitments	(21,736)	—

Written options	202,150	—

Swap contracts	22,782,916	—

Forward foreign currency exchange contracts	137,025	—

Foreign currency translation	(14,208)	185

Net realized and unrealized loss	(142,473,049)	(82,774,435)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(114,541,227)	$(80,780,736)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class P	Class R	Class R6
Income Builder	$380,615	$2,223,830	$—	$258,818	$378,051	$131,113	$227,633	$2,436	$—	$6,468
Rising Dividend Growth	231,636	839,439	4,886	157,512	142,705	33,253	77,295	2,322	1,661	339

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Changes in Net Assets

	Income Builder Fund		Rising Dividend Growth Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:

Net investment income	$27,931,822	$59,120,070	$1,993,699	$7,250,499

Net realized gain (loss)	(34,019,274)	42,470,279	1,824,366	69,754,135

Net change in unrealized gain (loss)	(108,453,775)	100,543,196	(84,598,801)	451,466
Net increase (decrease) in net assets resulting from operations	(114,541,227)	202,133,545	(80,780,736)	77,456,100

Distributions to shareholders:

From distributable earnings

Class A Shares	(5,197,334)	(11,236,076)	(19,757,403)	(122,698,079)

Class C Shares	(6,068,489)	(13,981,530)	(17,126,194)	(142,610,726)

Institutional Shares	(12,282,654)	(24,548,602)	(17,181,027)	(164,809,422)

Investor Shares	(4,808,632)	(8,998,284)	(9,486,286)	(83,957,904)

Class P Shares	(301,498)	(523,868)	(1,736,876)	(16,342,234)

Class R Shares	—	—	(221,235)	(1,522,397)

Class R6 Shares	(778,105)	(325,169)	(210,690)	(57,671)

Total distributions to shareholders	(29,436,712)	(59,613,529)	(65,719,711)	(531,998,433)

From share transactions:

Proceeds from sales of shares	391,544,460	385,979,825	30,905,413	177,494,764

Reinvestment of distributions	26,277,772	53,137,972	59,519,249	475,127,949

Cost of shares redeemed	(348,650,750)	(627,911,281)	(169,925,376)	(815,636,639)

Net increase (decrease) in net assets resulting from share transactions	69,171,482	(188,793,484)	(79,500,714)	(163,013,926)

TOTAL DECREASE	(74,806,457)	(46,273,468)	(226,001,161)	(617,556,259)

Net assets:

Beginning of period	1,675,480,586	1,721,754,054	725,709,911	1,343,266,170

End of period	$1,600,674,129	$1,675,480,586	$499,708,750	$725,709,911

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Builder Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$23.67		$21.67	$22.72	$21.60	$21.77	$22.83

Net investment income(a)	0.37		0.82	0.80	0.79	0.79	0.84

Net realized and unrealized gain (loss)	(1.70)		2.02	(1.02)	1.17	(0.16)	(0.99)

Total from investment operations	(1.33)		2.84	(0.22)	1.96	0.63	(0.15)

Distributions to shareholders from net investment income	(0.40)		(0.84)	(0.80)	(0.80)	(0.80)	(0.82)

Distributions to shareholder from return of capital	—		—	(0.03)	(0.04)	—	(0.09)

Total distributions	(0.40)		(0.84)	(0.83)	(0.84)	(0.80)	(0.91)

Net asset value, end of period	$21.94		$23.67	$21.67	$22.72	$21.60	$21.77

Total return(b)	(5.70)%		13.34%	(1.03)%	9.21%	3.04%	(0.70)%

Net assets, end of period (in 000s)	$282,370		$314,951	$309,719	$387,349	$574,574	$708,457

Ratio of net expenses to average net assets	0.97	%(c)	0.95%	0.97%	0.98%	0.98%	0.97%

Ratio of total expenses to average net assets	0.99	%(c)	1.00%	1.02%	1.10%	1.10%	1.10%

Ratio of net investment income to average net assets	3.23	%(c)	3.63%	3.54%	3.55%	3.75%	3.73%

Portfolio turnover rate(d)	22%		47%	42%	51%	80%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Builder Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$23.26		$21.31	$22.35	$21.26	$21.45	$22.51

Net investment income(a)	0.28		0.64	0.62	0.61	0.62	0.66

Net realized and unrealized gain (loss)	(1.68)		1.98	(1.00)	1.16	(0.16)	(0.98)

Total from investment operations	(1.40)		2.62	(0.38)	1.77	0.46	(0.32)

Distributions to shareholders from net investment income	(0.31)		(0.67)	(0.64)	(0.65)	(0.65)	(0.66)

Distributions to shareholders from return of capital	—		—	(0.02)	(0.03)	—	(0.08)

Total distributions	(0.31)		(0.67)	(0.66)	(0.68)	(0.65)	(0.74)

Net asset value, end of period	$21.55		$23.26	$21.31	$22.35	$21.26	$21.45

Total return(b)	(6.06)%		12.44%	(1.74)%	8.41%	2.25%	(1.44)%

Net assets, end of period (in 000s)	$408,067		$463,483	$475,897	$619,357	$682,819	$704,566

Ratio of net expenses to average net assets	1.72	%(c)	1.70%	1.72%	1.73%	1.73%	1.72%

Ratio of total expenses to average net assets	1.74	%(c)	1.75%	1.77%	1.85%	1.85%	1.85%

Ratio of net investment income to average net assets	2.48	%(c)	2.88%	2.79%	2.79%	2.98%	2.98%

Portfolio turnover rate(d)	22%		47%	42%	51%	80%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Builder Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$24.21		$22.15	$23.20	$22.04	$22.20	$23.25

Net investment income(a)	0.42		0.93	0.90	0.90	0.89	0.94

Net realized and unrealized gain (loss)	(1.74)		2.06	(1.03)	1.19	(0.17)	(0.99)

Total from investment operations	(1.32)		2.99	(0.13)	2.09	0.72	(0.05)

Distributions to shareholders from net investment income	(0.44)		(0.93)	(0.89)	(0.88)	(0.88)	(0.90)

Distributions to shareholders from return of capital	—		—	(0.03)	(0.05)	—	(0.10)

Total distributions	(0.44)		(0.93)	(0.92)	(0.93)	(0.88)	(1.00)

Net asset value, end of period	$22.45		$24.21	$22.15	$23.20	$22.04	$22.20

Total return(b)	(5.52)%		13.76%	(0.63)%	9.64%	3.42%	(0.25)%

Net assets, end of period (in 000s)	$591,484		$609,414	$680,661	$818,309	$740,182	$766,537

Ratio of net expenses to average net assets	0.59	%(c)	0.57%	0.58%	0.58%	0.58%	0.57%

Ratio of total expenses to average net assets	0.61	%(c)	0.61%	0.63%	0.70%	0.70%	0.70%

Ratio of net investment income to average net assets	3.63	%(c)	4.03%	3.93%	3.93%	4.13%	4.13%

Portfolio turnover rate(d)	22%		47%	42%	51%	80%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Builder Fund
	Investor Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$24.14		$22.09	$23.14	$21.98	$22.14	$23.20

Net investment income(a)	0.41		0.89	0.87	0.86	0.85	0.91

Net realized and unrealized gain (loss)	(1.75)		2.05	(1.03)	1.20	(0.16)	(1.01)

Total from investment operations	(1.34)		2.94	(0.16)	2.06	0.69	(0.10)

Distributions to shareholders from net investment income	(0.42)		(0.89)	(0.86)	(0.85)	(0.85)	(0.86)

Distributions to shareholders from return of capital	—		—	(0.03)	(0.05)	—	(0.10)

Total distributions	(0.42)		(0.89)	(0.89)	(0.90)	(0.85)	(0.96)

Net asset value, end of period	$22.38		$24.14	$22.09	$23.14	$21.98	$22.14

Total return(b)	(5.59)%		13.59%	(0.77)%	9.51%	3.28%	(0.45)%

Net assets, end of period (in 000s)	$248,244		$263,228	$239,226	$302,778	$142,813	$130,575

Ratio of net expenses to average net assets	0.72	%(c)	0.70%	0.72%	0.73%	0.73%	0.72%

Ratio of total expenses to average net assets	0.74	%(c)	0.75%	0.77%	0.85%	0.85%	0.85%

Ratio of net investment income to average net assets	3.48	%(c)	3.87%	3.79%	3.77%	3.96%	3.98%

Portfolio turnover rate(d)	22%		47%	42%	51%	80%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Builder Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$24.21		$22.15	$22.95

Net investment income(b)	0.42		0.94	0.45

Net realized and unrealized gain (loss)	(1.74)		2.05	(0.71)

Total from investment operations	(1.32)		2.99	(0.26)

Distributions to shareholders from net investment income	(0.44)		(0.93)	(0.51)

Distributions to shareholder from return of capital	—		—	(0.03)

Total distributions	(0.44)		(0.93)	(0.54)

Net asset value, end of period	$22.45		$24.21	$22.15

Total return(c)	(5.51)%		13.77%	(1.18)%

Net assets, end of period (in 000s)	$12,389		$13,919	$16,122

Ratio of net expenses to average net assets	0.58	%(d)	0.56%	0.58	%(d)

Ratio of total expenses to average net assets	0.60	%(d)	0.61%	0.58	%(d)

Ratio of net investment income to average net assets	3.59	%(d)	4.04%	3.60	%(d)

Portfolio turnover rate(e)	22%		47%	42%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Builder Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$24.21		$22.15	$23.20	$22.04	$22.20	$22.83

Net investment income(b)	0.42		0.93	0.85	0.90	0.89	0.18

Net realized and unrealized gain (loss)	(1.75)		2.06	(0.98)	1.19	(0.17)	(0.56)

Total from investment operations	(1.33)		2.99	(0.13)	2.09	0.72	(0.38)

Distributions to shareholders from net investment income	(0.44)		(0.93)	(0.89)	(0.88)	(0.88)	(0.22)

Distributions to shareholder from return of capital	—		—	(0.03)	(0.05)	—	(0.03)

Total distributions	(0.44)		(0.93)	(0.92)	(0.93)	(0.88)	(0.25)

Net asset value, end of period	$22.44		$24.21	$22.15	$23.20	$22.04	$22.20

Total return(c)	(5.52)%		13.72%	(0.62)%	9.69%	3.38%	(1.63)%

Net assets, end of period (in 000s)	$58,120		$10,486	$130	$11	$10	$10

Ratio of net expenses to average net assets	0.58	%(d)	0.56%	0.57%	0.57%	0.58%	0.58	%(d)

Ratio of total expenses to average net assets	0.60	%(d)	0.61%	0.61%	0.69%	0.70%	0.69	%(d)

Ratio of net investment income to average net assets	3.66	%(d)	3.96%	3.72%	3.93%	4.12%	3.15	%(d)

Portfolio turnover rate(e)	22%		47%	42%	51%	80%	57%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Rising Dividend Growth Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.18		$19.56	$22.54	$19.66	$20.68	$21.25

Net investment income(a)	0.04		0.10	0.09	0.11	0.07	0.06

Net realized and unrealized gain (loss)	(1.28)		0.78	1.25	3.48	(0.83)	(0.42)

Total from investment operations	(1.24)		0.88	1.34	3.59	(0.76)	(0.36)

Distributions to shareholders from net investment income	(0.11)		(0.22)	(0.28)	(0.25)	(0.12)	(0.10)

Distributions to shareholder from net realized gains	(0.98)		(9.04)	(4.04)	(0.46)	(0.14)	—

Distributions to shareholder from return of capital	—		—	—	—	—	(0.11)

Total distributions	(1.09)		(9.26)	(4.32)	(0.71)	(0.26)	(0.21)

Net asset value, end of period	$8.85		$11.18	$19.56	$22.54	$19.66	$20.68

Total return(b)	(12.53)%		10.41%	6.27%	18.59%	(3.71)%	(1.72)%

Net assets, end of period (in 000s)	$152,550		$208,416	$297,772	$370,204	$697,430	$1,054,093

Ratio of net expenses to average net assets	1.12	%(c)	1.15%	1.17%	1.16%	1.14%	1.13%

Ratio of total expenses to average net assets	1.27	%(c)	1.27%	1.20%	1.19%	1.16%	1.15%

Ratio of net investment income (loss) to average net assets	0.71	%(c)	0.86%	0.42%	0.52%	0.35%	0.28%

Portfolio turnover rate(d)	10%		45%	101%	45%	16%	25%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Rising Dividend Growth Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.36		$19.71	$22.69	$19.79	$20.84	$21.41

Net investment income (loss)(a)	—	(b)	0.01	(0.07)	(0.05)	(0.08)	(0.10)

Net realized and unrealized gain (loss)	(1.30)		0.80	1.26	3.50	(0.84)	(0.42)

Total from investment operations	(1.30)		0.81	1.19	3.45	(0.92)	(0.52)

Distributions to shareholders from net investment income	(0.07)		(0.12)	(0.13)	(0.13)	(0.06)	(0.02)

Distributions to shareholders from net realized gains	(0.98)		(9.04)	(4.04)	(0.42)	(0.07)	—

Distributions to shareholders from return of capital	—		—	—	—	—	(0.03)

Total Distributions	(1.05)		(9.16)	(4.17)	(0.55)	(0.13)	(0.05)

Net asset value, end of period	$9.01		$11.36	$19.71	$22.69	$19.79	$20.84

Total return(c)	(12.90)%		9.55%	5.49%	17.68%	(4.43)%	(2.44)%

Net assets, end of period (in 000s)	$135,397		$194,302	$348,220	$463,110	$571,438	$732,998

Ratio of net expenses to average net assets	1.87	%(d)	1.90%	1.92%	1.91%	1.89%	1.88%

Ratio of total expenses to average net assets	2.02	%(d)	2.02%	1.95%	1.94%	1.91%	1.90%

Ratio of net investment income (loss) to average net assets	(0.04	)%(d)	0.12%	(0.33)%	(0.23)%	(0.40)%	(0.47)%

Portfolio turnover rate(e)	10%		45%	101%	45%	16%	25%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Rising Dividend Growth Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.76		$20.08	$23.02	$20.08	$21.12	$21.69

Net investment income(a)	0.05		0.15	0.18	0.20	0.15	0.15

Net realized and unrealized gain (loss)	(1.34)		0.83	1.28	3.55	(0.85)	(0.43)

Total from investment operations	(1.29)		0.98	1.46	3.75	(0.70)	(0.28)

Distributions to shareholders from net investment income	(0.13)		(0.26)	(0.36)	(0.31)	(0.15)	(0.14)

Distributions to shareholders from net realized gains	(0.98)		(9.04)	(4.04)	(0.50)	(0.19)	—

Distributions to shareholders from return of capital	—		—	—	—	—	(0.15)

Total Distributions	(1.11)		(9.30)	(4.40)	(0.81)	(0.34)	(0.29)

Net asset value, end of period	$9.36		$11.76	$20.08	$23.02	$20.08	$21.12

Total return(b)	(12.43)%		10.85%	6.75%	19.01%	(3.35)%	(1.29)%

Net assets, end of period (in 000s)	$128,962		$191,509	$425,555	$759,274	$958,317	$1,476,799

Ratio of net expenses to average net assets	0.80	%(c)	0.80%	0.78%	0.76%	0.74%	0.73%

Ratio of total expenses to average net assets	0.89	%(c)	0.88%	0.81%	0.79%	0.76%	0.74%

Ratio of net investment income to average net assets	1.02	%(c)	1.25%	0.83%	0.92%	0.74%	0.67%

Portfolio turnover rate(d)	10%		45%	101%	45%	16%	25%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Rising Dividend Growth Fund
	Investor Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.75		$20.07	$23.01	$20.07	$21.10	$21.68

Net investment income(a)	0.05		0.14	0.14	0.17	0.12	0.11

Net realized and unrealized gain (loss)	(1.36)		0.83	1.29	3.54	(0.84)	(0.43)

Total from investment operations	(1.31)		0.97	1.43	3.71	(0.72)	(0.32)

Distributions to shareholders from net investment income	(0.12)		(0.25)	(0.33)	(0.27)	(0.14)	(0.13)

Distributions to shareholders from net realized gains	(0.98)		(9.04)	(4.04)	(0.50)	(0.17)	—

Distributions to shareholders from return of capital	—		—	—	—	—	(0.13)

Total distributions	(1.10)		(9.29)	(4.37)	(0.77)	(0.31)	(0.26)

Net asset value, end of period	$9.34		$11.75	$20.07	$23.01	$20.07	$21.10

Total return(b)	(12.49)%		10.73%	6.56%	18.85%	(3.45)%	(1.49)%

Net assets, end of period (in 000s)	$70,419		$105,498	$227,158	$362,752	$272,442	$437,422

Ratio of net expenses to average net assets	0.87	%(c)	0.90%	0.92%	0.91%	0.89%	0.88%

Ratio of total expenses to average net assets	1.02	%(c)	1.02%	0.95%	0.94%	0.91%	0.89%

Ratio of net investment income to average net assets	0.95	%(c)	1.13%	0.68%	0.79%	0.59%	0.53%

Portfolio turnover rate(d)	10%		45%	101%	45%	16%	25%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Rising Dividend Growth Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$11.76		$20.08	$20.21

Net investment income (loss)(b)	0.06		0.15	(0.04)

Net realized and unrealized gain (loss)	(1.35)		0.84	0.25

Total from investment operations	(1.29)		0.99	0.21

Distributions to shareholders from net investment income	(0.13)		(0.27)	(0.21)

Distributions to shareholder from net realized gains	(0.98)		(9.04)	(0.13)

Total distributions	(1.11)		(9.31)	(0.34)

Net asset value, end of period	$9.36		$11.76	$20.08

Total return(c)	(12.43)%		10.86%	1.03%

Net assets, end of period (in 000s)	$9,011		$21,171	$41,067

Ratio of net expenses to average net assets	0.79	%(d)	0.79%	0.77	%(d)

Ratio of total expenses to average net assets	0.88	%(d)	0.87%	0.81	%(d)

Ratio of net investment income to average net assets	1.03	%(d)	1.24%	(0.37	)%(d)

Portfolio turnover rate(e)	10%		45%	101%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Rising Dividend Growth Fund
	Class R Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.13		$19.51	$22.49	$19.63	$20.66	$21.20

Net investment income(a)	0.02		0.07	0.04	0.06	0.02	0.01

Net realized and unrealized gain (loss)	(1.27)		0.78	1.25	3.47	(0.84)	(0.43)

Total from investment operations	(1.25)		0.85	1.29	3.53	(0.82)	(0.42)

Distributions to shareholders from net investment income	(0.09)		(0.19)	(0.23)	(0.21)	(0.08)	(0.06)

Distributions to shareholders from net realized gains	(0.98)		(9.04)	(4.04)	(0.46)	(0.13)	—

Distributions to shareholders from return of capital	—		—	—	—	—	(0.06)

Total distributions	(1.07)		(9.23)	(4.27)	(0.67)	(0.21)	(0.12)

Net asset value, end of period	$8.81		$11.13	$19.51	$22.49	$19.63	$20.66

Total return(b)	(12.64)%		10.08%	6.07%	18.27%	(3.96)%	(2.00)%

Net assets, end of period (in 000s)	$1,385		$2,575	$3,484	$4,506	$4,749	$3,740

Ratio of net expenses to average net assets	1.37	%(c)	1.40%	1.42%	1.41%	1.39%	1.38%

Ratio of total expenses to average net assets	1.52	%(c)	1.52%	1.45%	1.44%	1.41%	1.39%

Ratio of net investment income to average net assets	0.49	%(c)	0.61%	0.18%	0.27%	0.10%	0.05%

Portfolio turnover rate(d)	10%		45%	101%	45%	16%	25%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Rising Dividend Growth Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$11.76		$20.08	$20.18

Net investment income(b)	0.05		0.14	0.02

Net realized and unrealized gain (loss)	(1.35)		0.85	0.29

Total from investment operations	(1.30)		0.99	0.31

Distributions to shareholders from net investment income	(0.13)		(0.27)	(0.28)

Distributions to shareholder from net realized gains	(0.98)		(9.04)	(0.13)

Total distributions	(1.11)		(9.31)	(0.41)

Net asset value, end of period	$9.35		$11.76	$20.08

Total return(c)	(12.44)%		10.78%	1.54%

Net assets, end of period (in 000s)	$1,985		$2,240	$10

Ratio of net expenses to average net assets	0.79	%(d)	0.80%	0.77	%(d)

Ratio of total expenses to average net assets	0.88	%(d)	0.89%	0.80	%(d)

Ratio of net investment income to average net assets	1.01	%(d)	1.19%	0.16	%(d)

Portfolio turnover rate(e)	10%		45%	101%

(a)	Commenced operations on February 28, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements

April 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Income Builder	A, C, Institutional, Investor, P and R6	Diversified
Rising Dividend Growth	A, C, Institutional, Investor, P, R and R6	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class P, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. Dividend Assets Capital, LLC (“DAC” or the “Sub Adviser”) serves as the sub-adviser to the Rising Dividend Growth Fund. GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Fund is not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

39

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Income Builder	Monthly	Annually
Rising Dividend Growth	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

40

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations.

41

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii.  Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

42

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

43

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2020:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$5,268,617	$—	$—

Europe	128,073,867	—	—

North America	438,226,645	8,704,100	48,685

Fixed Income

Corporate Obligations	—	794,320,570	—

Mortgage-Backed Obligations	—	186,197	—

Foreign Debt Obligations	—	3,299,586	—

Bank Loans	—	106,912,382	—

U.S. Treasury Obligations	1,748,652	—	—

Investment Companies	119,380,808	—	—

Securities Lending Reinvestment Vehicle	12,020,491	—	—

Total	$704,719,080	$913,422,835	$48,685

Liabilities(b)

Unfunded Loan Commitment	$—	$(22,734)	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$239	$—

Futures Contracts	11,615,570	—	—

Interest Rate Swap Contracts	—	25,207,162	—

Total	$11,615,570	$25,207,401	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(92,066)	$—

Futures Contracts	(2,094,129)	—	—

Interest Rate Swap Contracts	—	(33,495)	—

Total	$(2,094,129)	$(125,561)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$24,960,305	$—	$—

North America	458,580,488	—	—

Investment Companies	13,845,920	—	—

Total	$497,386,713	$—	$—

Derivative Type

Assets(b)

Futures Contracts	$1,673,364	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2020. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Income Builder
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on swap contracts; Variation margin on futures contracts	$32,532,235	(a)	Variation margin on swap contracts; Variation margin on futures contracts	$(2,127,624)	(a)
Equity	Variation margin on futures contracts	4,290,497	(a)	—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	239		Payable for unrealized gain on forward foreign currency exchange contracts	(92,066)
Total		$36,822,971			$(2,219,690)

Rising Dividend Growth
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$1,673,364	(a)	—	$—

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Income Builder
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	$17,970,893	$30,830,114	1,396
Equity	Net realized gain (loss) from purchased options and written options/Net change in unrealized gain (loss) on futures contracts and written options	(16,573,149)	3,941,963	406
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	37,391	137,025	3
Total		$1,435,135	$34,909,102	1,805

Rising Dividend Growth
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net unrealized gain (loss) on futures contracts	$(2,018,013)	$1,438,431	122

(a)	Average number of contracts is based on the average of month end balances for the six month ended April 30, 2020.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Income Builder	0.54%	0.49%	0.46%	0.45%	0.44%	0.52%	0.51%
Rising Dividend Growth	0.75	0.68	0.64	0.63	0.62	0.75	0.75

^	Effective Net Management Rate includes impact of management fee waivers of underlying funds, if any.

Certain Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund and Class R6 Shares of the Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Financial Square Government Fund, and Goldman Sachs High Yield Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to any of the affiliated Underlying Funds in

46

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

which the Funds invest. For the six months ended April 30, 2020, GSAM waived the following amounts of the Funds’ management fees:

Fund	Management Fee Waived
Income Builder	$90,345
Rising Dividend Growth	11,751

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2020, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
	Class A	Class C
Income Builder	$41,020	$—
Rising Dividend Growth	6,890	18

D.  Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class P and R6 Shares; and 0.04% of the average daily net assets of Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fees by an amount equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Rising Dividend Growth

47

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund. This arrangement will remain in effect through at least February 28, 2021, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Income Builder and Rising Dividend Growth Funds are 0.034% and 0.014%, respectively. These Other Expense limitations will remain in place through at least February 28, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under the Rising Dividend Growth Fund’s Transfer Agency Agreement, and this waiver is in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). This temporary waiver may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended April 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/ Credits	Other Expense Reimbursements	Total Expense Reductions
Income Builder	$90,345	$1,500	$105,953	$197,798
Rising Dividend Growth	11,751	134,583	267,102	413,436

G.  Line of Credit Facility — As of April 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2020, the Funds did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2020, Goldman Sachs earned $8,279 in brokerage commissions from portfolio transactions, on behalf of the Income Builder Fund.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended April 30, 2020:

Fund	Underlying Fund	Beginning Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Gain/(Loss)	Ending Value as of April 30, 2020	Shares as of April 30, 2020	Dividend Income
Income Builder	Goldman Sachs Emerging Markets Equity Fund — Class R6 Shares	$54,599	$626	$—	$(5,590)	$49,635	2,516	$626
	Goldman Sachs Financial Square Government Fund — Institutional Shares	42,020,144	375,994,152	(329,440,142)	—	88,574,154	88,574,154	531,649
	Goldman Sachs Financial Square Government Fund — Class R6 Shares	47,167,247	293,630,761	(310,089,619)	—	30,708,389	30,708,389	159,624
	Goldman Sachs High Yield Fund — Class R6 Shares	53,353	1,562	—	(6,285)	48,630	8,592	1,562
Total		$89,295,343	$669,627,101	$(639,529,761)	$(11,875)	$119,380,808		$693,461

Rising Dividend Growth	Goldman Sachs Financial Square Government Fund — Institutional Shares	$117,787	$14,164,034	$(13,095,911)	$—	$1,185,910	1,185,910	$6,565
	Goldman Sachs Financial Square Government Fund — Class R6 Shares	16,595,220	150,483,319	(154,418,529)	—	12,660,010	12,660,010	85,147
Total		$16,713,007	$164,647,353	$(167,514,440)	$—	$13,845,920		$91,712

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2020, were as follows:

Fund	Purchases	Sales and Maturities
Income Builder	$493,400,697	$346,323,754
Rising Dividend Growth	63,384,223	198,776,424

7. SECURITIES LENDING

The Income Builder Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Rising Dividend Growth Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

7. SECURITIES LENDING (continued)

price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2020, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds’ for the six months ended April 30, 2020, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended April 30, 2020		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2020
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
Rising Dividend Growth	$227	$—	$—

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended April 30, 2020.

Fund	Beginning value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2020	Shares as of April 30, 2020
Income Builder	$92,000	$65,657,925	$(53,729,434)	$12,020,491	12,020,491
Rising Dividend Growth	—	29,970,747	(29,970,747)	—	—

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2019, the Funds’ capital loss carryforwards and timing differences on a tax basis were as follows:

	Income Builder	Rising Dividend Growth
Capital loss carryforwards:
Perpetual Short-Term	$(5,277,107)	$—
Perpetual Long-Term	(19,236,354)	—
Total capital loss carryforwards	$(24,513,461)	$—
Timing differences (Straddles)	$(7,372)	$—

As of April 30, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Income Builder	Rising Dividend Growth
Tax Cost	$1,644,033,835	$499,635,545
Gross unrealized gain	98,241,429	92,216,396
Gross unrealized loss	(124,084,664)	(94,465,228)
Net unrealized gains (losses)	$(25,843,235)	$(2,248,832)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts and foreign currency contracts, differences to the tax treatment of underlying fund investments, partnership investments, and material modification of debt securities.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

9. OTHER RISKS (continued)

only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the

52

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

9. OTHER RISKS (continued)

realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

9. OTHER RISKS (continued)

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

Income Builder Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value of the Fund. Upon evaluation, GSAM has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. GSAM expects that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

12. SUBSEQUENT EVENTS

Effective at the close of business on June 30, 2020 (the “Effective Date”), DAC will no longer serve as sub-adviser to the Rising Dividend Growth Fund and will no longer manage the Fund’s investments in MLPs and energy infrastructure companies (the “MLP, Energy & Infrastructure Sleeve”). Beginning at the close of Business on the Effective Date, GSAM’s Energy & Infrastructure Team will manage the MLP, Energy & Infrastructure Sleeve.

Subsequent events after the Statements of Assets and Liabilities date have been evaluated. Other than the matter discussed above, GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Income Builder Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,253,586	$29,122,297	1,799,656	$40,853,964
Reinvestment of distributions	216,216	4,953,318	473,912	10,712,396
Shares redeemed	(1,904,518)	(43,470,718)	(3,259,093)	(72,590,615)
	(434,716)	(9,395,103)	(985,525)	(21,024,255)
Class C Shares
Shares sold	1,175,895	27,007,392	2,010,857	44,464,284
Reinvestment of distributions	243,611	5,472,478	569,398	12,640,806
Shares redeemed	(2,411,329)	(53,569,502)	(4,986,655)	(109,946,008)
	(991,823)	(21,089,632)	(2,406,400)	(52,840,918)
Institutional Shares
Shares sold	8,690,044	208,423,766	7,470,375	173,813,483
Reinvestment of distributions	426,284	9,966,435	865,254	19,941,926
Shares redeemed	(7,939,288)	(180,618,339)	(13,897,580)	(318,459,334)
	1,177,040	37,771,862	(5,561,951)	(124,703,925)
Investor Shares
Shares sold	2,693,765	64,261,566	4,827,414	111,049,360
Reinvestment of distributions	205,577	4,808,632	390,392	8,998,199
Shares redeemed	(2,712,492)	(60,506,536)	(5,145,695)	(116,297,027)
	186,850	8,563,662	72,111	3,750,532
Class P Shares
Shares sold	242,662	5,867,500	95,414	2,230,065
Reinvestment of distributions	12,771	301,498	22,699	523,868
Shares redeemed	(278,445)	(6,491,726)	(271,094)	(6,089,236)
	(23,012)	(322,728)	(152,981)	(3,335,303)
Class R6 Shares
Shares sold	2,313,197	56,861,939	611,262	13,568,669
Reinvestment of distributions	33,740	775,411	13,716	320,777
Shares redeemed	(190,259)	(3,993,929)	(197,660)	(4,529,061)
	2,156,678	53,643,421	427,318	9,360,385

NET INCREASE (DECREASE)	2,071,017	$69,171,482	(8,607,428)	$(188,793,484)

55

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Rising Dividend Growth Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,009,740	$9,720,008	3,875,656	$41,704,284
Reinvestment of distributions	1,787,371	18,780,657	11,404,340	115,817,078
Shares redeemed	(4,196,453)	(40,440,347)	(11,867,123)	(144,815,996)
	(1,399,342)	(11,939,682)	3,412,873	12,705,366
Class C Shares
Shares sold	304,396	3,211,672	1,990,737	21,306,015
Reinvestment of distributions	1,408,529	15,134,624	12,146,115	124,900,331
Shares redeemed	(3,791,349)	(38,662,596)	(14,700,253)	(176,996,871)
	(2,078,424)	(20,316,300)	(563,401)	(30,790,525)
Institutional Shares
Shares sold	1,094,266	11,603,566	6,366,869	88,407,748
Reinvestment of distributions	1,259,019	13,957,671	12,457,809	132,953,032
Shares redeemed	(4,849,663)	(49,460,852)	(23,734,594)	(312,316,042)
	(2,496,378)	(23,899,615)	(4,909,916)	(90,955,262)
Investor Shares
Shares sold	503,804	5,415,068	1,916,994	22,095,019
Reinvestment of distributions	856,184	9,484,422	7,878,882	83,943,748
Shares redeemed	(2,803,092)	(29,167,302)	(12,134,679)	(156,756,382)
	(1,443,104)	(14,267,812)	(2,338,803)	(50,717,615)
Class P Shares
Shares sold	31,839	316,159	17,063	209,619
Reinvestment of distributions	155,848	1,736,876	1,531,128	16,342,234
Shares redeemed	(1,024,300)	(10,612,908)	(1,793,344)	(22,149,574)
	(836,613)	(8,559,873)	(245,153)	(5,597,721)
Class R Shares
Shares sold	10,647	108,449	89,215	955,086
Reinvestment of distributions	20,409	214,309	110,225	1,113,855
Shares redeemed	(105,138)	(1,086,518)	(146,729)	(1,739,234)
	(74,082)	(763,760)	52,711	329,707
Class R6 Shares
Shares sold	50,770	530,491	260,151	2,816,993
Reinvestment of distributions	19,052	210,690	5,071	57,671
Shares redeemed	(47,997)	(494,853)	(75,304)	(862,540)
	21,825	246,328	189,918	2,012,124

NET DECREASE	(8,306,118)	$(79,500,714)	(4,401,771)	$(163,013,926)

56

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust (“GST”) was held on January 23, 2020 to consider and act upon the proposals below. The Funds have amortized their respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Funds to the extent such expenses exceed a specified percentage of the Funds’ net assets.

At the Meeting, Dwight L. Bush, Kathryn A. Cassidy, Joaquin Delgado and Gregory G. Weaver were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against	Withheld	Broker Non-Votes

Dwight L. Bush	94,278,961,728.065	0	349,026,343.365	0

Kathryn A. Cassidy	94,310,850,789.164	0	317,137,282.266	0

Joaquin Delgado	94,282,646,444.727	0	345,341,626.703	0

Gregory G. Weaver	94,306,589,873.348	0	321,398,198.082	0

At the Meeting, the shareholders of the Goldman Sachs Large Cap Growth Insights Fund approved a change to the Fund’s sub-classification under the Act from “diversified” to “non-diversified”. The Trust’s shareholders voted as follows:

Proposal 2.

To approve a change to the Fund’s sub-classification under
the Investment Company Act of 1940 from “diversified” to
“non-diversified” and to eliminate a related fundamental
investment restriction.

	For	Against	Abstained	Broker Non-Votes

Large Cap Growth Insights Fund	23,785,792.632	250,521.921	196,802.993	9,592,467.322

57

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

58

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Fund Expenses — Period Ended April 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class P, Class R or Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020, which represents a period of 182 days in a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher:

	Income Builder Fund				Rising Dividend Growth Fund
Share Class	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/20*	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/20*
Class A
Actual	$1,000.00	$943.00		$4.64	$1,000.00	$874.70		$5.22
Hypothetical 5% return	1,000.00	1,020.09	+	4.82	1,000.00	1,019.29	+	5.62
Class C
Actual	1,000.00	939.40		8.25	1,000.00	871.00		8.70
Hypothetical 5% return	1,000.00	1,016.36	+	8.57	1,000.00	1,015.56	+	9.37
Institutional
Actual	1,000.00	944.80		2.80	1,000.00	875.70		3.73
Hypothetical 5% return	1,000.00	1,021.98	+	2.92	1,000.00	1,020.88	+	4.02
Investor
Actual	1,000.00	944.10		3.43	1,000.00	875.10		4.06
Hypothetical 5% return	1,000.00	1,021.33	+	3.57	1,000.00	1,020.54	+	4.37
Class P
Actual	1,000.00	944.90		2.80	1,000.00	875.70		3.68
Hypothetical 5% return	1,000.00	1,021.98	+	2.92	1,000.00	1,020.93	+	3.97
Class R
Actual	N/A	N/A		N/A	1,000.00	873.60		6.38
Hypothetical 5% return	N/A	N/A		N/A	1,000.00	1,018.05	+	6.87
Class R6
Actual	1,000.00	944.80		2.76	1,000.00	875.60		3.68
Hypothetical 5% return	1,000.00	1,022.03	+	2.87	1,000.00	1,020.93	+	3.97

+	Expenses for each share class are calculated using each Fund’s annualized net expense ratio (excluding proxy fees) for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio (excluding proxy fees) by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class P	Class R	Class R6
Income Builder	0.97%	1.72%	0.59%	0.72%	0.58%	N/A	0.58%
Rising Dividend Growth	1.12	1.87	0.80	0.87	0.79	1.37%	0.79

*	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios (excluding proxy fees) and an assumed rate of return of 5% per year before expenses.

59

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.66 trillion in assets under supervision as of March 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[7]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]Effective	after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]Effective	after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]Effective	December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

All or a portion of the Funds’ distributions may be treated for tax purposes as a return of capital, however, the final characterization of such distributions will be reported annually on Form 1099-DIV. The final tax status of the distributions may differ substantially from the above dividend information.

Fund holdings and allocations shown are unaudited, and may not be representative of current or future investments. Fund holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 206023-OTU-1214520 DIVFOSAR-20

Goldman Sachs Funds

Semi-Annual Report	April 30, 2020

Domestic Equity Insights Funds
Large Cap Growth Insights
Large Cap Value Insights
Small Cap Equity Insights
Small Cap Growth Insights
Small Cap Value Insights
U.S. Equity Insights

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Domestic Equity Insights Funds

∎	LARGE CAP GROWTH INSIGHTS

∎	LARGE CAP VALUE INSIGHTS

∎	SMALL CAP EQUITY INSIGHTS

∎	SMALL CAP GROWTH INSIGHTS

∎	SMALL CAP VALUE INSIGHTS

∎	U.S. EQUITY INSIGHTS

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended April 30, 2020, we want to describe some more recent events through the end of May.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on a Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

Large Cap Growth Insights Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]
Class A	2.68%	6.09%
Class C	2.34	6.09
Institutional	2.90	6.09
Service	2.63	6.09
Investor	2.82	6.09
Class P	2.89	6.09
Class R	2.56	6.09
Class R6	2.91	6.09

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index (with dividends reinvested) is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The figures for the Russell 1000® Growth Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/2020[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	9.6%	Software
Apple, Inc.	9.2	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	8.0	Internet & Direct Marketing Retail
Alphabet, Inc., Class C	3.6	Interactive Media & Services
Facebook, Inc., Class A	2.7	Interactive Media & Services
NVIDIA Corp.	2.1	Semiconductors & Semiconductor Equipment
Alphabet, Inc., Class A	1.8	Interactive Media & Services
AbbVie, Inc.	1.8	Biotechnology
Union Pacific Corp.	1.8	Road & Rail
PayPal Holdings, Inc.	1.5	IT Services

[3]	The top 10 holdings may not be representative of the Portfolio’s future investments.

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Large Cap Value Insights Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	-14.43%	-13.66%
Class C	-14.75	-13.66
Institutional	-14.27	-13.66
Service	-14.49	-13.66
Investor	-14.33	-13.66
Class P	-14.27	-13.66
Class R	-14.56	-13.66
Class R6	-14.26	-13.66

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Value Index (with dividends reinvested) is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The figures for the Russell 1000® Value Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/20[3]

Holding	% of Net Assets	Line of Business

Berkshire Hathaway, Inc., Class B	4.2%	Diversified Financial Services
Procter & Gamble Co. (The)	3.3	Household Products
Bank of America Corp.	2.0	Banks
Johnson & Johnson	2.0	Pharmaceuticals
Comcast Corp., Class A	1.7	Media
JPMorgan Chase & Co.	1.6	Banks
CME Group, Inc.	1.5	Capital Markets
Home Depot, Inc. (The)	1.4	Specialty Retail
Chevron Corp.	1.4	Oil, Gas & Consumable Fuels
Target Corp.	1.4	Multiline Retail

[3]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Small Cap Equity Insights Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	Russell 2000® Index[2]
Class A	-20.18%	-15.47%
Class C	-20.51	-15.47
Institutional	-20.03	-15.47
Service	-20.22	-15.47
Investor	-20.10	-15.47
Class P	-20.03	-15.47
Class R	-20.27	-15.47
Class R6	-20.03	-15.47

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The figures for the Russell 2000® Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/20[3]

Holding	% of Net Assets	Line of Business

Teladoc Health, Inc.	1.0%	Health Care Technology
Haemonetics Corp.	1.0	Health Care Equipment & Supplies
First Industrial Realty Trust, Inc. REIT	1.0	Equity Real Estate Investment Trusts (REITs)
ACADIA Pharmaceuticals, Inc.	0.9	Biotechnology
Rexford Industrial Realty, Inc. REIT	0.9	Equity Real Estate Investment Trusts (REITs)
Wingstop, Inc.	0.8	Hotels, Restaurants & Leisure
Terreno Realty Corp. REIT	0.8	Equity Real Estate Investment Trusts (REITs)
Perspecta, Inc.	0.8	IT Services
Cogent Communications Holdings, Inc.	0.8	Diversified Telecommunication Services
CVB Financial Corp.	0.8	Banks

[3]	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.9% of the Fund’s net assets as of April 30, 2020. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Small Cap Growth Insights Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019- April 30, 2020	Fund Total Return (based on NAV)[1]	Russell 2000 Growth® Index[2]
Class A	-14.32%	-7.62%
Class C	-14.66	-7.62
Institutional	-14.15	-7.62
Investor	-14.23	-7.62
Class P	-14.17	-7.62
Class R	-14.46	-7.62
Class R6	-14.15	-7.62

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Growth Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/2020[3]

Holding	% of Net Assets	Line of Business

Teladoc Health, Inc.	1.6%	Health Care Technology
ACADIA Pharmaceuticals, Inc.	1.2	Biotechnology
Haemonetics Corp.	1.2	Health Care Equipment & Supplies
Inphi Corp.	1.0	Semiconductors & Semiconductor Equipment
Wingstop, Inc.	0.9	Hotels, Restaurants & Leisure
Five9, Inc.	0.9	Software
Cogent Communications Holdings, Inc.	0.9	Diversified Telecommunication Services
Qualys, Inc.	0.9	Software
QTS Realty Trust, Inc., Class A REIT	0.9	Equity Real Estate Investment Trusts (REITs)
Omnicell, Inc.	0.9	Health Care Technology

[3]	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.8% of the Fund’s net assets as of April 30, 2020 . The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Small Cap Value Insights Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	Russell 2000® Value Index[2]

Class A	-24.82%	-23.44%
Class C	-25.11	-23.44
Institutional	-24.68	-23.44
Investor	-24.76	-23.44
Class P	-24.69	-23.44
Class R	-24.94	-23.44
Class R6	-24.68	-23.44

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Value Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

9

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/2020[3]

Holding	% of Net Assets	Line of Business

Lumentum Holdings, Inc.	1.2%	Communications Equipment
First Industrial Realty Trust, Inc. REIT	1.0	Equity Real Estate Investment Trusts (REITs)
Terreno Realty Corp. REIT	0.9	Equity Real Estate Investment Trusts (REITs)
Cirrus Logic, Inc.	0.9	Semiconductors & Semiconductor Equipment
CVB Financial Corp.	0.9	Banks
Perspecta, Inc.	0.9	IT Services
Murphy USA, Inc.	0.8	Specialty Retail
Avista Corp.	0.8	Multi-Utilities
STAG Industrial, Inc. REIT	0.7	Equity Real Estate Investment Trusts (REITs)
Portland General Electric Co.	0.7	Electric Utilities

[3]	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 2.0% of the Fund’s net assets as of April 30, 2020. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

U.S. Equity Insights Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]
Class A	-3.20%	-3.16%
Class C	-3.53	-3.16
Institutional	-2.99	-3.16
Service	-3.25	-3.16
Investor	-3.06	-3.16
Class P	-3.00	-3.16
Class R	-3.30	-3.16
Class R6	-3.01	-3.16

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index (with dividends reinvested) is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The figures for the S&P 500® Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

11

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/20[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	6.4%	Software
Apple, Inc.	6.1	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	5.3	Internet & Direct Marketing Retail
Alphabet, Inc., Class C	2.5	Interactive Media & Services
Berkshire Hathaway, Inc., Class B	2.5	Diversified Financial Services
Procter & Gamble Co. (The)	2.2	Household Products
Facebook, Inc., Class A	1.8	Interactive Media & Services
NVIDIA Corp.	1.7	Semiconductors & Semiconductor Equipment
Home Depot, Inc. (The)	1.7	Specialty Retail
Comcast Corp., Class A	1.5	Media

[3]	The top 10 holdings may not be representative of the Portfolio’s future investments.

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 0.4%
16,851	Hexcel Corp.	$582,876
18,993	Teledyne Technologies, Inc.*	6,185,450

		6,768,326

Airlines – 0.0%
5,179	Copa Holdings SA, Class A (Panama)	228,964

Automobiles – 0.7%
16,063	Tesla, Inc.*	12,559,339

Banks – 0.3%
19,254	Citizens Financial Group, Inc.	431,097
14,751	SVB Financial Group*	2,849,451
56,797	Western Alliance Bancorp	2,037,876

		5,318,424

Beverages – 0.7%
5,667	Brown-Forman Corp., Class B	352,487
172,415	Monster Beverage Corp.*	10,656,971
6,423	PepsiCo, Inc.	849,699

		11,859,157

Biotechnology – 4.0%
366,367	AbbVie, Inc.	30,115,368
34,073	Alexion Pharmaceuticals, Inc.*	3,661,825
27,611	Biogen, Inc.*	8,195,773
9,704	Bluebird Bio, Inc.*	522,852
92,984	Gilead Sciences, Inc.	7,810,656
70,055	Incyte Corp.*	6,841,571
31,314	Moderna, Inc.*	1,440,131
13,350	Regeneron Pharmaceuticals, Inc.*	7,020,498
8,465	Sarepta Therapeutics, Inc.*	997,854

		66,606,528

Building Products – 0.2%
14,926	Allegion PLC	1,500,660
13,105	Trane Technologies PLC	1,145,639

		2,646,299

Capital Markets – 2.3%
30,167	Cboe Global Markets, Inc.	2,997,996
63,147	CME Group, Inc.	11,253,427
9,960	LPL Financial Holdings, Inc.	599,791
2,506	MarketAxess Holdings, Inc.	1,140,255
1,575	Moody’s Corp.	384,143
76,600	S&P Global, Inc.	22,434,608

		38,810,220

Chemicals – 2.0%
11,068	Air Products and Chemicals, Inc.	2,496,719
468,401	Axalta Coating Systems Ltd.*	9,246,236
19,502	CF Industries Holdings, Inc.	536,305
39,347	Element Solutions, Inc.*	403,307
4,096	NewMarket Corp.	1,685,258
36,913	Sherwin-Williams Co. (The)	19,799,026

		34,166,851

Common Stocks – (continued)
Commercial Services & Supplies – 0.7%
21,645	Cintas Corp.	4,801,510
20,251	Republic Services, Inc.	1,586,463
61,860	Waste Connections, Inc.	5,314,393

		11,702,366

Communications Equipment – 1.7%
22,195	Arista Networks, Inc.*	4,867,363
569,005	Cisco Systems, Inc.	24,114,432

		28,981,795

Consumer Finance – 0.7%
216,754	Ally Financial, Inc.	3,552,598
41,415	Discover Financial Services	1,779,603
311,265	Synchrony Financial	6,159,934

		11,492,135

Containers & Packaging – 0.3%
68,036	Ball Corp.	4,462,481

Diversified Consumer Services – 0.6%
26,736	Bright Horizons Family Solutions, Inc.*	3,113,407
18,091	frontdoor, Inc.*	700,302
58,932	Service Corp. International	2,165,162
131,693	ServiceMaster Global Holdings, Inc.*	4,484,147

		10,463,018

Diversified Financial Services – 1.5%
87,719	Berkshire Hathaway, Inc., Class B*	16,435,032
193,702	Voya Financial, Inc.	8,749,519

		25,184,551

Electrical Equipment – 0.4%
64,381	AMETEK, Inc.	5,399,635
10,102	Emerson Electric Co.	576,117
23,840	Sensata Technologies Holding PLC*	867,299

		6,843,051

Electronic Equipment, Instruments & Components – 1.3%
14,306	CDW Corp.	1,585,105
188,846	Keysight Technologies, Inc.*	18,274,627
31,211	National Instruments Corp.	1,199,127
3,664	Zebra Technologies Corp., Class A*	841,474

		21,900,333

Entertainment – 1.3%
35,419	Netflix, Inc.*	14,870,667
30,116	Roku, Inc.*	3,650,963
8,522	Spotify Technology SA*	1,291,679
209,946	Zynga, Inc., Class A*	1,582,993

		21,396,302

Equity Real Estate Investment Trusts (REITs) – 4.0%
370,983	American Homes 4 Rent, Class A REIT	8,955,530
17,782	Americold Realty Trust REIT	543,951
43,095	Brixmor Property Group, Inc. REIT	493,438

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
85,159	Camden Property Trust REIT	$7,499,953
54,376	Douglas Emmett, Inc. REIT	1,657,924
224,695	Duke Realty Corp. REIT	7,796,917
210,453	Equity LifeStyle Properties, Inc. REIT	12,692,420
11,908	Essex Property Trust, Inc. REIT	2,906,743
7,525	Extra Space Storage, Inc. REIT	664,006
21,356	Healthcare Trust of America, Inc., Class A REIT	525,998
343,597	Invitation Homes, Inc. REIT	8,126,069
61,621	Retail Properties of America, Inc., Class A REIT	382,050
51,380	SBA Communications Corp. REIT	14,896,090

		67,141,089

Food & Staples Retailing – 2.1%
58,268	Casey’s General Stores, Inc.	8,822,358
83,194	Costco Wholesale Corp.	25,207,782
67,175	US Foods Holding Corp.*	1,444,262

		35,474,402

Health Care Equipment & Supplies – 2.4%
30,306	Align Technology, Inc.*	6,511,244
96,549	Edwards Lifesciences Corp.*	20,999,407
7,631	IDEXX Laboratories, Inc.*	2,118,366
6,981	STERIS PLC	994,793
19,391	Teleflex, Inc.	6,503,741
17,514	West Pharmaceutical Services, Inc.	3,314,700

		40,442,251

Health Care Providers & Services – 4.0%
47,147	AmerisourceBergen Corp.	4,227,200
37,835	Anthem, Inc.	10,621,420
47,054	Cigna Corp.	9,212,232
19,346	HCA Healthcare, Inc.	2,125,738
22,834	Humana, Inc.	8,718,478
76,798	UnitedHealth Group, Inc.	22,461,111
84,128	Universal Health Services, Inc., Class B	8,891,488

		66,257,667

Hotels, Restaurants & Leisure – 1.8%
15,715	Chipotle Mexican Grill, Inc.*	13,806,413
32,957	Domino’s Pizza, Inc.	11,928,127
10,426	Dunkin’ Brands Group, Inc.	655,170
56,156	Yum China Holdings, Inc. (China)	2,721,320
17,117	Yum! Brands, Inc.	1,479,422

		30,590,452

Household Durables – 0.0%
7,467	Tempur Sealy International, Inc.*	401,351

Household Products – 1.2%
57,794	Church & Dwight Co., Inc.	4,045,002
123,498	Procter & Gamble Co. (The)	14,556,709
20,853	Reynolds Consumer Products, Inc.	676,263

		19,277,974

Common Stocks – (continued)
Industrial Conglomerates – 0.1%
98,291	General Electric Co.	668,379
3,990	Roper Technologies, Inc.	1,360,710

		2,029,089

Insurance – 0.8%
980	Alleghany Corp.	523,036
4,540	American Financial Group, Inc.	300,730
45,934	Aon PLC	7,931,424
109,619	Athene Holding Ltd., Class A*	2,959,713
11,133	Primerica, Inc.	1,156,830
11,055	Reinsurance Group of America, Inc.	1,157,237

		14,028,970

Interactive Media & Services – 8.1%
22,626	Alphabet, Inc., Class A*	30,470,434
44,008	Alphabet, Inc., Class C*	59,351,830
217,530	Facebook, Inc., Class A*	44,530,566
54,555	Pinterest, Inc., Class A*	1,127,106

		135,479,936

Internet & Direct Marketing Retail – 8.2%
53,923	Amazon.com, Inc.*	133,405,502
114,583	eBay, Inc.	4,563,841

		137,969,343

IT Services – 7.9%
71,283	Alliance Data Systems Corp.	3,569,140
19,045	Amdocs Ltd.	1,227,260
13,256	Automatic Data Processing, Inc.	1,944,523
78,793	Booz Allen Hamilton Holding Corp.	5,786,558
135,567	Cognizant Technology Solutions Corp., Class A	7,865,597
9,476	EPAM Systems, Inc.*	2,093,154
36,663	FleetCor Technologies, Inc.*	8,844,949
4,215	Gartner, Inc.*	500,784
35,876	International Business Machines Corp.	4,504,590
40,478	Mastercard, Inc., Class A	11,130,236
113,559	Okta, Inc.*	17,181,477
209,148	PayPal Holdings, Inc.*	25,725,204
56,399	Square, Inc., Class A*	3,673,831
79,638	VeriSign, Inc.*	16,683,364
100,213	Visa, Inc., Class A	17,910,067
200,669	Western Union Co. (The)	3,826,758

		132,467,492

Life Sciences Tools & Services – 1.6%
58,660	Illumina, Inc.*	18,714,300
37,263	IQVIA Holdings, Inc.*	5,313,331
51,017	QIAGEN NV*	2,126,899

		26,154,530

Machinery – 0.5%
33,435	Allison Transmission Holdings, Inc.	1,215,028
39,703	Illinois Tool Works, Inc.	6,451,737
9,606	Snap-on, Inc.	1,251,566

		8,918,331

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Media – 2.0%
23,446	Charter Communications, Inc., Class A*	$11,611,162
410,628	Comcast Corp., Class A	15,451,932
316,623	Liberty Global PLC, Class C (United Kingdom)*	5,797,367

		32,860,461

Metals & Mining – 0.3%
184,053	Arconic Corp.*	1,604,942
23,598	Royal Gold, Inc.	2,891,463

		4,496,405

Multiline Retail – 1.1%
46,417	Dollar General Corp.	8,136,900
91,013	Target Corp.	9,987,767

		18,124,667

Multi-Utilities – 0.3%
7,226	DTE Energy Co.	749,625
75,695	Public Service Enterprise Group, Inc.	3,838,494

		4,588,119

Pharmaceuticals – 1.2%
153,097	Horizon Therapeutics PLC*	5,517,616
177,401	Merck & Co., Inc.	14,074,995

		19,592,611

Professional Services – 1.5%
43,596	CoreLogic, Inc.	1,674,958
8,499	CoStar Group, Inc.*	5,509,562
65,582	IHS Markit Ltd.	4,413,669
173,194	TransUnion	13,645,955

		25,244,144

Road & Rail – 2.4%
4,901	JB Hunt Transport Services, Inc.	495,589
44,879	Norfolk Southern Corp.	7,678,797
15,053	Old Dominion Freight Line, Inc.	2,187,051
183,084	Union Pacific Corp.	29,254,992

		39,616,429

Semiconductors & Semiconductor Equipment – 3.5%
91,641	Advanced Micro Devices, Inc.*	4,801,072
18,903	Lam Research Corp.	4,825,558
122,258	NVIDIA Corp.	35,733,568
90,881	QUALCOMM, Inc.	7,149,608
37,594	Universal Display Corp.	5,643,612

		58,153,418

Software – 13.8%
30,861	Adobe, Inc.*	10,913,684
2,994	Alteryx, Inc., Class A*	338,861
14,750	Atlassian Corp. PLC, Class A*	2,293,478
38,558	DocuSign, Inc.*	4,038,951
2,116	Fair Isaac Corp.*	746,821
196,526	FireEye, Inc.*	2,262,014
95,787	Fortinet, Inc.*	10,320,091
899,252	Microsoft Corp.	161,154,951

Common Stocks – (continued)
Software – (continued)
41,613	Palo Alto Networks, Inc.*	8,177,371
26,562	Paycom Software, Inc.*	6,933,213
4,236	Proofpoint, Inc.*	515,648
2,629	RingCentral, Inc., Class A*	600,805
15,923	ServiceNow, Inc.*	5,597,571
4,936	Smartsheet, Inc., Class A*	260,226
11,489	SS&C Technologies Holdings, Inc.	633,733
6,247	Tyler Technologies, Inc.*	2,003,351
55,545	Workday, Inc., Class A*	8,548,376
78,914	Zscaler, Inc.*	5,293,551

		230,632,696

Specialty Retail – 2.0%
15,048	Best Buy Co., Inc.	1,154,633
5,212	Carvana Co.*(a)	417,533
91,989	Home Depot, Inc. (The)	20,221,942
72,086	Lowe’s Cos, Inc.	7,551,008
10,287	O’Reilly Automotive, Inc.*	3,974,280

		33,319,396

Technology Hardware, Storage & Peripherals – 9.2%
522,463	Apple, Inc.	153,499,630
11,964	NetApp, Inc.	523,664

		154,023,294

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,208,527,538)		$1,658,674,657

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
424,340	0.233%	$424,340
(Cost $424,340)

TOTAL INVESTMENTS – 99.1%
(Cost $1,208,951,878)		$1,659,098,997

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		14,825,359

NET ASSETS – 100.0%		$1,673,924,356

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Aerospace & Defense – 0.7%
14,121	Raytheon Technologies Corp.	$915,182
4,804	Teledyne Technologies, Inc.*	1,564,519

		2,479,701

Airlines – 0.2%
15,576	Copa Holdings SA, Class A (Panama)	688,615

Auto Components – 0.2%
34,943	Gentex Corp.	847,018

Automobiles – 0.7%
105,255	General Motors Co.	2,346,134

Banks – 8.5%
285,844	Bank of America Corp.	6,874,548
48,850	Citigroup, Inc.	2,372,156
90,295	Citizens Financial Group, Inc.	2,021,705
3,086	Comerica, Inc.	107,578
32,687	East West Bancorp, Inc.	1,146,333
21,244	First Hawaiian, Inc.	373,682
71,762	First Horizon National Corp.	651,599
56,671	JPMorgan Chase & Co.	5,426,815
39,957	PacWest Bancorp	808,730
66,844	Popular, Inc.	2,579,510
3,905	Prosperity Bancshares, Inc.	234,027
23,502	Signature Bank	2,518,944
9,806	Sterling Bancorp.	120,908
9,129	SVB Financial Group*	1,763,449
13,328	Synovus Financial Corp.	280,021
53,317	Western Alliance Bancorp	1,913,014
3,707	Zions Bancorp NA	117,178

		29,310,197

Beverages – 0.8%
42,303	Monster Beverage Corp.*	2,614,749

Biotechnology – 3.7%
34,230	AbbVie, Inc.	2,813,706
8,593	Alexion Pharmaceuticals, Inc.*	923,490
8,674	Biogen, Inc.*	2,574,703
3,363	Bluebird Bio, Inc.*	181,199
55,438	Gilead Sciences, Inc.	4,656,792
3,199	Moderna, Inc.*	147,122
2,807	Regeneron Pharmaceuticals, Inc.*	1,476,145

		12,773,157

Building Products – 2.0%
24,281	Allegion PLC	2,441,212
121,936	Johnson Controls International PLC	3,549,557
12,410	Trane Technologies PLC	1,084,882

		7,075,651

Capital Markets – 3.1%
8,507	Cboe Global Markets, Inc.	845,426
34,556	Charles Schwab Corp. (The)	1,303,452
29,372	CME Group, Inc.	5,234,384
18,077	Invesco Ltd.	155,824

Common Stocks – (continued)
Capital Markets – (continued)
10,738	S&P Global, Inc.	3,144,945

		10,684,031

Chemicals – 3.7%
11,070	Air Products and Chemicals, Inc.	2,497,171
174,488	Axalta Coating Systems Ltd.*	3,444,393
11,750	CF Industries Holdings, Inc.	323,125
23,554	Corteva, Inc.	616,879
22,068	Dow, Inc.	809,675
16,150	Element Solutions, Inc.*	165,537
7,894	Linde PLC (United Kingdom)	1,452,417
227	NewMarket Corp.	93,397
6,607	Sherwin-Williams Co. (The)	3,543,797

		12,946,391

Commercial Services & Supplies – 0.4%
7,308	Republic Services, Inc.	572,509
8,313	Waste Connections, Inc.	714,170

		1,286,679

Communications Equipment – 0.1%
4,183	Cisco Systems, Inc.	177,276

Construction Materials – 0.0%
744	Martin Marietta Materials, Inc.	141,531

Consumer Finance – 1.1%
118,771	Ally Financial, Inc.	1,946,657
94,439	Synchrony Financial	1,868,948

		3,815,605

Containers & Packaging – 0.1%
23,143	Graphic Packaging Holding Co.	308,959
5,826	Westrock Co.	187,539

		496,498

Diversified Consumer Services – 0.2%
5,064	frontdoor, Inc.*	196,027
354	Graham Holdings Co., Class B	138,064
13,406	ServiceMaster Global Holdings, Inc.*	456,474

		790,565

Diversified Financial Services – 5.6%
77,042	Berkshire Hathaway, Inc., Class B*	14,434,589
104,843	Equitable Holdings, Inc.	1,920,724
64,443	Voya Financial, Inc.	2,910,890

		19,266,203

Diversified Telecommunication Services – 2.4%
106,772	AT&T, Inc.	3,253,343
123,330	CenturyLink, Inc.	1,309,764
64,375	Verizon Communications, Inc.	3,698,344

		8,261,451

Electric Utilities – 2.0%
3,992	American Electric Power Co., Inc.	331,775
7,475	Duke Energy Corp.	632,834

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
1,487	Entergy Corp.	$142,023
61,496	FirstEnergy Corp.	2,537,940
4,274	IDACORP, Inc.	392,268
5,441	NextEra Energy, Inc.	1,257,524
3,848	OGE Energy Corp.	121,289
24,037	Southern Co. (The)	1,363,619

		6,779,272

Electrical Equipment – 0.8%
11,568	AMETEK, Inc.	970,208
21,664	Emerson Electric Co.	1,235,498
13,361	Sensata Technologies Holding PLC*	486,073

		2,691,779

Electronic Equipment, Instruments & Components – 1.0%
35,720	Keysight Technologies, Inc.*	3,456,624

Energy Equipment & Services – 0.2%
11,674	Apergy Corp.*(a)	107,518
59,783	TechnipFMC PLC (United Kingdom)	532,666

		640,184

Entertainment – 1.1%
20,337	Walt Disney Co. (The)	2,199,446
233,281	Zynga, Inc., Class A*	1,758,939

		3,958,385

Equity Real Estate Investment Trusts (REITs) – 6.7%
32,913	American Homes 4 Rent, Class A REIT	794,520
2,228	AvalonBay Communities, Inc. REIT	363,053
35,284	Brixmor Property Group, Inc. REIT	404,002
22,517	Camden Property Trust REIT	1,983,072
11,162	CyrusOne, Inc. REIT	783,014
24,183	Douglas Emmett, Inc. REIT	737,340
109,906	Duke Realty Corp. REIT	3,813,738
13,021	Empire State Realty Trust, Inc., Class A REIT	108,855
17,901	Equity LifeStyle Properties, Inc. REIT	1,079,609
5,246	Equity Residential REIT	341,305
5,974	Essex Property Trust, Inc. REIT	1,458,253
67,055	Healthcare Trust of America, Inc., Class A REIT	1,651,565
6,334	Hudson Pacific Properties, Inc. REIT	155,690
140,767	Invitation Homes, Inc. REIT	3,329,139
770	Mid-America Apartment Communities, Inc. REIT	86,178
19,929	National Retail Properties, Inc. REIT	650,483
2,626	SBA Communications Corp. REIT	761,330
67,571	STORE Capital Corp. REIT	1,356,150
14,873	Sun Communities, Inc. REIT	1,998,931
27,812	Welltower, Inc. REIT	1,424,809

		23,281,036

Food & Staples Retailing – 3.5%
7,481	Casey’s General Stores, Inc.	1,132,698
8,701	Costco Wholesale Corp.	2,636,403

Common Stocks – (continued)
Food & Staples Retailing – (continued)
42,515	US Foods Holding Corp.*	914,073
85,714	Walgreens Boots Alliance, Inc.	3,710,559
29,879	Walmart, Inc.	3,631,792

		12,025,525

Food Products – 0.1%
1,471	Ingredion, Inc.	119,445
5,436	Kraft Heinz Co. (The)	164,874
2,482	TreeHouse Foods, Inc.*	128,394

		412,713

Gas Utilities – 0.1%
1,732	Atmos Energy Corp.	176,612

Health Care Equipment & Supplies – 3.0%
5,806	Abbott Laboratories	534,675
15,538	Edwards Lifesciences Corp.*	3,379,515
36,594	Medtronic PLC	3,572,672
17,330	STERIS PLC	2,469,525
1,624	West Pharmaceutical Services, Inc.	307,358

		10,263,745

Health Care Providers & Services – 3.8%
13,144	Anthem, Inc.	3,689,915
3,633	Cardinal Health, Inc.	179,761
17,854	Cigna Corp.	3,495,456
6,120	Humana, Inc.	2,336,739
33,342	Universal Health Services, Inc., Class B	3,523,916

		13,225,787

Hotels, Restaurants & Leisure – 1.1%
1,731	Chipotle Mexican Grill, Inc.*	1,520,770
4,405	Domino’s Pizza, Inc.	1,594,302
4,144	McDonald’s Corp.	777,248

		3,892,320

Household Durables – 0.1%
2,077	Whirlpool Corp.	232,084

Household Products – 3.6%
6,167	Kimberly-Clark Corp.	854,006
97,302	Procter & Gamble Co. (The)	11,468,987
6,426	Reynolds Consumer Products, Inc.	208,395

		12,531,388

Independent Power and Renewable Electricity Producers – 0.9%
223,555	AES Corp. (The)	2,962,104

Industrial Conglomerates – 1.2%
476,577	General Electric Co.	3,240,724
2,401	Roper Technologies, Inc.	818,813

		4,059,537

Insurance – 3.7%
22,739	Allstate Corp. (The)	2,313,011
15,829	American Financial Group, Inc.	1,048,513
6,344	Aon PLC	1,095,419

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
45,595	Athene Holding Ltd., Class A*	$1,231,065
4,702	Brighthouse Financial, Inc.*	120,888
11,001	Chubb Ltd.	1,188,218
10,462	Cincinnati Financial Corp.	688,400
11,781	Lincoln National Corp.	417,872
845	Primerica, Inc.	87,804
29,627	Reinsurance Group of America, Inc.	3,101,354
85,364	Unum Group	1,489,602

		12,782,146

Internet & Direct Marketing Retail – 1.2%
1,403	Amazon.com, Inc.*	3,471,022
18,063	eBay, Inc.	719,449

		4,190,471

IT Services – 2.9%
18,123	Amdocs Ltd.	1,167,846
22,280	Cognizant Technology Solutions Corp., Class A	1,292,685
20,140	International Business Machines Corp.	2,528,778
2,222	Okta, Inc.*	336,189
8,435	PayPal Holdings, Inc.*	1,037,505
16,514	VeriSign, Inc.*	3,459,518
12,868	Western Union Co. (The)	245,393

		10,067,914

Life Sciences Tools & Services – 1.3%
2,888	Illumina, Inc.*	921,359
19,556	IQVIA Holdings, Inc.*	2,788,490
20,297	QIAGEN NV*	846,182

		4,556,031

Machinery – 0.9%
4,167	AGCO Corp.	220,184
7,275	Flowserve Corp.	204,937
1,008	Illinois Tool Works, Inc.	163,800
4,895	ITT, Inc.	258,064
20,517	Otis Worldwide Corp.*	1,044,521
8,884	Snap-on, Inc.	1,157,496

		3,049,002

Media – 3.3%
2,685	Charter Communications, Inc., Class A*	1,329,693
152,924	Comcast Corp., Class A	5,754,530
13,470	Liberty Broadband Corp., Class C*	1,652,500
102,548	Liberty Global PLC, Class C (United Kingdom)*	1,877,654
66,006	News Corp., Class A	654,119

		11,268,496

Metals & Mining – 0.6%
130,758	Alcoa Corp.*	1,065,678
17,752	Arconic Corp.*	154,797
5,096	Royal Gold, Inc.	624,413
2,678	Southern Copper Corp. (Peru)	86,874

		1,931,762

Common Stocks – (continued)
Multiline Retail – 1.5%
2,789	Dollar General Corp.	488,912
42,694	Target Corp.	4,685,239

		5,174,151

Multi-Utilities – 4.5%
35,879	Ameren Corp.	2,610,197
39,875	CenterPoint Energy, Inc.	679,071
52,064	CMS Energy Corp.	2,972,334
17,812	Consolidated Edison, Inc.	1,403,586
37,047	DTE Energy Co.	3,843,256
62,637	Public Service Enterprise Group, Inc.	3,176,322
8,446	WEC Energy Group, Inc.	764,785

		15,449,551

Oil, Gas & Consumable Fuels – 4.6%
51,995	Chevron Corp.	4,783,540
10,779	ConocoPhillips	453,796
12,951	Continental Resources, Inc.	212,267
47,082	EOG Resources, Inc.	2,236,866
48,730	Exxon Mobil Corp.	2,264,483
47,157	Kinder Morgan, Inc.	718,201
46,357	Marathon Oil Corp.	283,705
61,408	Marathon Petroleum Corp.	1,969,969
4,677	ONEOK, Inc.	139,983
7,741	PBF Energy, Inc., Class A	88,247
15,320	Pioneer Natural Resources Co.	1,368,229
35,897	Targa Resources Corp.	465,225
41,181	Williams Cos., Inc. (The)	797,676

		15,782,187

Pharmaceuticals – 3.6%
15,130	Horizon Therapeutics PLC*	545,285
6,041	Jazz Pharmaceuticals PLC*	666,020
45,216	Johnson & Johnson	6,784,209
5,583	Merck & Co., Inc.	442,955
101,008	Pfizer, Inc.	3,874,667

		12,313,136

Professional Services – 0.6%
28,254	IHS Markit Ltd.	1,901,494
4,280	TransUnion	337,221

		2,238,715

Road & Rail – 1.7%
3,095	JB Hunt Transport Services, Inc.	312,966
24,834	Knight-Swift Transportation Holdings, Inc.	923,328
12,467	Norfolk Southern Corp.	2,133,104
2,283	Old Dominion Freight Line, Inc.	331,697
14,430	Union Pacific Corp.	2,305,770

		6,006,865

Semiconductors & Semiconductor Equipment – 3.1%
5,847	Advanced Micro Devices, Inc.*	306,324
6,705	Analog Devices, Inc.	734,868
23,798	Applied Materials, Inc.	1,182,285

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
70,280	Intel Corp.	$4,215,394
3,792	Lam Research Corp.	968,022
9,914	NVIDIA Corp.	2,897,664
3,748	Skyworks Solutions, Inc.	389,342
766	Universal Display Corp.	114,992

		10,808,891

Software – 0.2%
3,959	Microsoft Corp.	709,492

Specialty Retail – 1.5%
3,617	Best Buy Co., Inc.	277,532
22,200	Home Depot, Inc. (The)	4,880,226

		5,157,758

Technology Hardware, Storage & Peripherals – 0.7%
7,876	Apple, Inc.	2,313,969

Tobacco – 0.6%
52,125	Altria Group, Inc.	2,045,907
597	Philip Morris International, Inc.	44,536

		2,090,443

Trading Companies & Distributors – 0.3%
29,251	HD Supply Holdings, Inc.*	868,170
8,352	Univar Solutions, Inc.*	121,271
5,089	WESCO International, Inc.*	131,652

		1,121,093

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $358,065,067)		$343,602,620

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
119,900	0.233%	$119,900
(Cost $119,900)

TOTAL INVESTMENTS – 99.5%
(Cost $358,184,967)		$343,722,520

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		1,775,281

NET ASSETS – 100.0%		$345,497,801

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 100.0%
Aerospace & Defense – 1.0%
70,811	Aerojet Rocketdyne Holdings, Inc.*	$2,913,165
28,950	Astronics Corp.*	259,971
11,396	Axon Enterprise, Inc.*	828,603
49,527	Maxar Technologies, Inc.	624,535
8,318	Mercury Systems, Inc.*	741,633

		5,367,907

Air Freight & Logistics – 0.4%
98,308	Echo Global Logistics, Inc.*	1,723,339
6,262	Hub Group, Inc., Class A*	301,265
47,374	Radiant Logistics, Inc.*	202,761

		2,227,365

Airlines – 0.3%
46,776	SkyWest, Inc.	1,447,717

Auto Components – 0.2%
9,752	Gentherm, Inc.*	365,115
9,921	Standard Motor Products, Inc.	403,685
2,166	Visteon Corp.*	130,610

		899,410

Banks – 9.0%
76,378	1st Source Corp.	2,652,608
47,786	Amalgamated Bank, Class A	511,310
68,229	Atlantic Capital Bancshares, Inc.*	856,274
15,270	Atlantic Union Bankshares Corp.	364,495
123,682	Bancorp, Inc. (The)*	862,064
4,789	Banner Corp.	184,041
99,849	Boston Private Financial Holdings, Inc.	758,852
316,091	Cadence BanCorp	2,092,522
38,004	Cathay General Bancorp	1,061,072
131,099	Central Pacific Financial Corp.	2,292,922
1,302	Century Bancorp, Inc., Class A	97,246
73,912	Columbia Banking System, Inc.	1,994,885
201,802	CVB Financial Corp.	4,194,455
381,067	First BanCorp.	2,221,621
82,028	First Bancorp/Southern Pines NC	2,181,125
219,984	First Commonwealth Financial Corp.	2,094,248
40,045	First Financial Bankshares, Inc.	1,115,253
12,674	First Financial Corp.	450,181
148,243	First Foundation, Inc.	2,039,824
48,787	First Internet Bancorp	765,956
87,526	Heartland Financial USA, Inc.	2,973,258
122,084	Hilltop Holdings, Inc.	2,356,221
24,522	Hope Bancorp, Inc.	243,994
31,290	Horizon Bancorp, Inc.	356,080
13,450	IBERIABANK Corp.	557,637
82,603	Independent Bank Group, Inc.	2,503,697
93,817	International Bancshares Corp.	2,719,755
5,276	Lakeland Bancorp, Inc.	59,038
12,469	Metropolitan Bank Holding Corp.*	312,847
32,816	National Bank Holdings Corp., Class A	872,249
5,851	Northeast Bank	98,004
23,862	Preferred Bank	910,335
79,839	Seacoast Banking Corp. of Florida*	1,793,982

Common Stocks – (continued)
Banks – (continued)
20,768	Sierra Bancorp	421,590
36,507	Southern National Bancorp of Virginia, Inc.	367,626
85,044	TriCo Bancshares	2,561,525
27,902	TriState Capital Holdings, Inc.*	396,766
13,944	UMB Financial Corp.	708,913
11,913	Westamerica Bancorporation	750,519

		49,754,990

Beverages – 0.7%
1,663	Boston Beer Co., Inc. (The), Class A*	775,806
12,594	Coca-Cola Consolidated, Inc.	2,965,509

		3,741,315

Biotechnology – 9.3%
107,813	ACADIA Pharmaceuticals, Inc.*	5,208,446
22,987	Acceleron Pharma, Inc.*	2,081,013
23,572	Agenus, Inc.*	62,819
42,877	Allogene Therapeutics, Inc.*	1,239,145
70,254	Amicus Therapeutics, Inc.*	829,700
36,231	Anika Therapeutics, Inc.*	1,203,956
40,444	Apellis Pharmaceuticals, Inc.*	1,386,016
15,445	Arcus Biosciences, Inc.*	407,903
167,934	Ardelyx, Inc.*	1,105,006
31,485	Arena Pharmaceuticals, Inc.*	1,541,820
18,878	Arrowhead Pharmaceuticals, Inc.*	649,970
8,956	Atara Biotherapeutics, Inc.*	74,245
45,143	Biohaven Pharmaceutical Holding Co. Ltd.*	2,126,235
6,440	BioSpecifics Technologies Corp.*	366,500
17,412	Blueprint Medicines Corp.*	1,024,348
301,276	Catalyst Pharmaceuticals, Inc.*	1,428,048
61,653	Coherus Biosciences, Inc.*	1,023,440
10,261	Constellation Pharmaceuticals, Inc.*	369,191
35,169	Deciphera Pharmaceuticals, Inc.*	2,039,099
19,052	Dicerna Pharmaceuticals, Inc.*	375,324
40,994	Editas Medicine, Inc.*	947,781
51,359	Enanta Pharmaceuticals, Inc.*	2,381,517
49,170	FibroGen, Inc.*	1,813,881
5,311	G1 Therapeutics, Inc.*	69,733
38,503	Global Blood Therapeutics, Inc.*	2,946,250
18,938	Halozyme Therapeutics, Inc.*	429,040
17,328	Heron Therapeutics, Inc.*	247,097
119,012	ImmunoGen, Inc.*	485,569
21,269	Immunomedics, Inc.*	646,152
8,343	Insmed, Inc.*	191,889
16,578	Intercept Pharmaceuticals, Inc.*	1,358,070
26,638	Iovance Biotherapeutics, Inc.*	856,412
5,836	Ironwood Pharmaceuticals, Inc.*	58,360
40,771	Karyopharm Therapeutics, Inc.*	899,001
3,002	Kiniksa Pharmaceuticals Ltd., Class A*	59,890
10,516	Kura Oncology, Inc.*	153,008
8,459	Minerva Neurosciences, Inc.*	75,877
18,061	Mirati Therapeutics, Inc.*	1,535,907
34,714	Momenta Pharmaceuticals, Inc.*	1,100,434
13,006	Myriad Genetics, Inc.*	201,073

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
11,229	Principia Biopharma, Inc.*	$698,219
86,332	Prothena Corp. PLC (Ireland)*	968,645
13,069	PTC Therapeutics, Inc.*	665,474
73,267	Radius Health, Inc.*	1,149,559
13,817	REVOLUTION Medicines, Inc.*	432,058
8,558	Rocket Pharmaceuticals, Inc.*(a)	126,658
23,940	Turning Point Therapeutics, Inc.*	1,233,149
67,139	Veracyte, Inc.*	1,810,739
17,955	Viking Therapeutics, Inc.*	103,421
68,873	Voyager Therapeutics, Inc.*	744,517
6,163	XBiotech, Inc.*	97,499
68,168	Xencor, Inc.*	1,992,551
13,853	Y-mAbs Therapeutics, Inc.*	465,184

		51,486,838

Building Products – 2.1%
8,007	AAON, Inc.	381,454
4,425	Builders FirstSource, Inc.*	81,199
17,751	CSW Industrials, Inc.	1,175,826
58,607	Gibraltar Industries, Inc.*	2,713,504
37,947	Griffon Corp.	622,710
13,637	JELD-WEN Holding, Inc.*	173,190
7,348	Masonite International Corp.*	434,120
2,630	Patrick Industries, Inc.	108,409
72,748	Quanex Building Products Corp.	907,168
55,164	Simpson Manufacturing Co., Inc.	3,977,324
23,170	Universal Forest Products, Inc.	952,750

		11,527,654

Capital Markets – 0.4%
11,244	Artisan Partners Asset Management, Inc., Class A	331,023
21,408	Donnelley Financial Solutions, Inc.*	155,850
23,462	Federated Hermes, Inc.	534,230
63,578	Oppenheimer Holdings, Inc., Class A	1,308,435
2,594	Westwood Holdings Group, Inc.	59,740

		2,389,278

Chemicals – 2.0%
12,801	Chase Corp.	1,206,622
208,351	Ferro Corp.*	2,077,259
7,789	Ingevity Corp.*	404,405
21,720	Koppers Holdings, Inc.*	342,307
78,373	Minerals Technologies, Inc.	3,451,547
139,648	PolyOne Corp.	3,252,402
2,997	Sensient Technologies Corp.	143,227
13,233	Trinseo SA	270,615

		11,148,384

Commercial Services & Supplies – 1.7%
23,324	Brady Corp., Class A	1,015,527
20,355	Brink’s Co. (The)	1,040,548
15,449	Cimpress PLC (Ireland)*(a)	1,124,533
6,402	Ennis, Inc.	119,141
85,984	HNI Corp.	2,092,851
34,118	Kimball International, Inc., Class B	418,628

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
42,287	McGrath RentCorp	2,306,756
8,040	MSA Safety, Inc.	904,741
42,797	Pitney Bowes, Inc.	151,073
6,751	Steelcase, Inc., Class A	73,923

		9,247,721

Communications Equipment – 2.0%
7,393	Applied Optoelectronics, Inc.*(a)	79,253
52,986	Comtech Telecommunications Corp.	980,771
89,194	Extreme Networks, Inc.*	303,260
231,968	Harmonic, Inc.*	1,345,414
47,740	Infinera Corp.*	294,317
16,135	Inseego Corp.*	192,813
51,278	Lumentum Holdings, Inc.*	4,148,903
34,921	NETGEAR, Inc.*	837,406
241,127	Viavi Solutions, Inc.*	2,912,814

		11,094,951

Construction & Engineering – 0.7%
44,373	Aegion Corp.*	712,187
9,692	Arcosa, Inc.	361,221
123,840	Great Lakes Dredge & Dock Corp.*	1,094,745
47,891	MasTec, Inc.*	1,719,287

		3,887,440

Construction Materials – 0.5%
200,089	Summit Materials, Inc., Class A*	3,023,345

Consumer Finance – 0.8%
116,623	Enova International, Inc.*	1,870,633
49,149	Nelnet, Inc., Class A	2,366,524

		4,237,157

Containers & Packaging – 0.1%
32,236	Myers Industries, Inc.	398,437

Distributors – 0.2%
40,054	Core-Mark Holding Co, Inc.	1,151,152

Diversified Consumer Services – 1.7%
37,552	American Public Education, Inc.*	967,715
38,860	Chegg, Inc.*	1,661,265
38,003	Collectors Universe, Inc.	834,926
12,560	K12, Inc.*	285,237
231,276	Laureate Education, Inc., Class A*	2,190,184
24,734	Perdoceo Education Corp.*	321,542
15,563	Strategic Education, Inc.	2,479,186
34,292	WW International, Inc.*	874,789

		9,614,844

Diversified Financial Services – 0.2%
117,573	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,342,684

Diversified Telecommunication Services – 1.3%
4,319	Bandwidth, Inc., Class A*	352,258
50,096	Cogent Communications Holdings, Inc.	4,199,548

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
129,649	Consolidated Communications Holdings, Inc.*	$812,899
7,984	Iridium Communications, Inc.*	179,680
400,966	ORBCOMM, Inc.*	1,058,550
61,587	Vonage Holdings Corp.*	514,867

		7,117,802

Electric Utilities – 0.5%
60,378	Portland General Electric Co.	2,825,087

Electrical Equipment – 0.6%
67,378	Atkore International Group, Inc.*	1,639,981
33,147	Bloom Energy Corp., Class A*(a)	254,237
14,624	Encore Wire Corp.	669,487
21,632	Powell Industries, Inc.	548,804

		3,112,509

Electronic Equipment, Instruments & Components – 3.9%
58,568	Belden, Inc.	2,002,440
67,228	Benchmark Electronics, Inc.	1,388,930
41,548	CTS Corp.	962,252
6,324	Fabrinet (Thailand)*	396,831
56,792	Itron, Inc.*	3,965,217
148,631	Knowles Corp.*	2,311,212
32,782	Methode Electronics, Inc.	984,116
2,969	Novanta, Inc.*	257,976
36,516	Plexus Corp.*	2,289,188
10,762	Rogers Corp.*	1,195,012
94,183	Sanmina Corp.*	2,611,695
32,181	TTM Technologies, Inc.*	372,978
100,873	Vishay Intertechnology, Inc.	1,673,483
54,898	Vishay Precision Group, Inc.*	1,269,242

		21,680,572

Energy Equipment & Services – 0.8%
34,763	Cactus, Inc., Class A	618,086
16,682	DMC Global, Inc.	430,562
85,991	Matrix Service Co.*	897,746
5,073	Nabors Industries Ltd.(a)	74,725
79,829	SEACOR Holdings, Inc.*	2,255,968
13,571	Solaris Oilfield Infrastructure, Inc., Class A	92,826

		4,369,913

Entertainment – 0.1%
69,406	IMAX Corp.*	798,169

Equity Real Estate Investment Trusts (REITs) – 8.2%
82,645	American Assets Trust, Inc. REIT	2,340,506
173,825	Cedar Realty Trust, Inc. REIT	182,516
21,348	City Office REIT, Inc. REIT	215,615
3,335	Community Healthcare Trust, Inc. REIT	124,062
7,696	EastGroup Properties, Inc. REIT	815,776
67,485	Essential Properties Realty Trust, Inc. REIT	991,355
140,024	First Industrial Realty Trust, Inc. REIT	5,288,706
22,762	Gladstone Commercial Corp. REIT	359,640

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
123,908	Independence Realty Trust, Inc. REIT	1,247,754
328,246	Lexington Realty Trust REIT	3,430,171
74,293	NexPoint Residential Trust, Inc. REIT	2,233,991
18,954	Office Properties Income Trust REIT	519,340
42,100	Pebblebrook Hotel Trust REIT	498,464
251,375	Physicians Realty Trust REIT	3,876,202
39,709	Piedmont Office Realty Trust, Inc., Class A REIT	688,951
20,210	PS Business Parks, Inc. REIT	2,608,909
64,031	QTS Realty Trust, Inc., Class A REIT	4,003,858
11,346	Retail Opportunity Investments Corp. REIT	110,113
60,181	Retail Value, Inc. REIT	870,819
115,072	Rexford Industrial Realty, Inc. REIT	4,685,732
9,102	Ryman Hospitality Properties, Inc. REIT	321,665
180,762	Sabra Health Care REIT, Inc. REIT	2,317,369
91,302	STAG Industrial, Inc. REIT	2,396,677
82,093	Terreno Realty Corp. REIT	4,500,338
1,005	Universal Health Realty Income Trust REIT	107,495
63,335	Urban Edge Properties REIT	728,352

		45,464,376

Food & Staples Retailing – 0.5%
4,990	Chefs’ Warehouse, Inc. (The)*	70,259
21,044	Ingles Markets, Inc., Class A	859,227
51,370	Performance Food Group Co.*	1,507,709
2,072	Weis Markets, Inc.	103,662

		2,540,857

Food Products – 1.4%
37,847	B&G Foods, Inc.(a)	734,989
9,278	Calavo Growers, Inc.	538,124
61,996	Darling Ingredients, Inc.*	1,276,497
6,736	Freshpet, Inc.*	507,962
25,562	J&J Snack Foods Corp.	3,247,141
19,634	John B. Sanfilippo & Son, Inc.	1,612,540

		7,917,253

Gas Utilities – 0.4%
8,319	New Jersey Resources Corp.	281,016
6,137	Northwest Natural Holding Co.	399,518
19,016	Southwest Gas Holdings, Inc.	1,441,413

		2,121,947

Health Care Equipment & Supplies – 3.8%
35,940	Antares Pharma, Inc.*	116,446
4,851	Cardiovascular Systems, Inc.*	203,742
57,515	GenMark Diagnostics, Inc.*	719,513
32,381	Globus Medical, Inc., Class A*	1,536,802
47,416	Haemonetics Corp.*	5,394,992
2,643	Inogen, Inc.*	132,150
9,623	Integer Holdings Corp.*	716,528
36,413	Invacare Corp.	273,826
62,202	Natus Medical, Inc.*	1,554,428
38,785	Novocure Ltd.*	2,552,053

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
36,842	NuVasive, Inc.*	$2,242,941
16,318	Quidel Corp.*	2,268,202
29,126	Surmodics, Inc.*	1,109,701
28,589	Tandem Diabetes Care, Inc.*	2,280,830

		21,102,154

Health Care Providers & Services – 0.8%
21,649	Community Health Systems, Inc.*	65,597
32,314	Cross Country Healthcare, Inc.*	203,255
16,522	Magellan Health, Inc.*	1,003,381
75,858	Select Medical Holdings Corp.*	1,294,896
65,849	Tenet Healthcare Corp.*	1,328,833
18,897	Triple-S Management Corp., Class B*	319,926

		4,215,888

Health Care Technology – 2.3%
58,809	Inovalon Holdings, Inc., Class A*	1,029,157
30,115	Livongo Health, Inc.*(a)	1,204,901
51,362	Omnicell, Inc.*	3,744,290
9,610	Schrodinger, Inc.*	445,904
16,112	Simulations Plus, Inc.	613,062
34,188	Teladoc Health, Inc.*	5,627,003
4,761	Vocera Communications, Inc.*	90,269

		12,754,586

Hotels, Restaurants & Leisure – 2.4%
1,248	Cracker Barrel Old Country Store, Inc.	121,555
179,833	Denny’s Corp.*	2,026,718
173,972	Everi Holdings, Inc.*	861,161
18,132	Marriott Vacations Worldwide Corp.	1,504,956
181,339	Red Rock Resorts, Inc., Class A	1,987,475
61,568	Scientific Games Corp.*	776,373
24,608	Texas Roadhouse, Inc.	1,158,791
39,826	Wingstop, Inc.	4,670,395

		13,107,424

Household Durables – 1.9%
14,674	Century Communities, Inc.*	314,317
36,025	GoPro, Inc., Class A*(a)	126,808
24,029	KB Home	630,521
3,534	LGI Homes, Inc.*	214,090
79,630	M/I Homes, Inc.*	2,027,380
102,844	Sonos, Inc.*	1,051,065
26,049	TopBuild Corp.*	2,427,506
269,287	TRI Pointe Group, Inc.*	3,091,415
21,239	Universal Electronics, Inc.*	876,746

		10,759,848

Household Products – 0.1%
22,268	Central Garden & Pet Co., Class A*	677,170

Insurance – 3.7%
180,024	American Equity Investment Life Holding Co.	3,784,104
40,211	AMERISAFE, Inc.	2,560,234
38,581	Argo Group International Holdings Ltd.	1,364,224

Common Stocks – (continued)
Insurance – (continued)
15,804	eHealth, Inc.*	1,686,287
18,908	FBL Financial Group, Inc., Class A	738,925
438,636	Genworth Financial, Inc., Class A*	1,592,249
40,058	Goosehead Insurance, Inc., Class A*	2,248,856
2,442	HCI Group, Inc.	101,709
182,842	MBIA, Inc.*	1,488,334
1,889	National Western Life Group, Inc., Class A	364,067
5,913	Selective Insurance Group, Inc.	296,419
91,915	Stewart Information Services Corp.	2,928,412
45,513	Trupanion, Inc.*(a)	1,361,294

		20,515,114

Interactive Media & Services – 0.3%
174,638	Cars.com, Inc.*	904,625
12,303	EverQuote, Inc., Class A*	479,448
19,942	Meet Group, Inc. (The)*	123,042
14,895	Yelp, Inc.*	332,903

		1,840,018

Internet & Direct Marketing Retail – 0.6%
29,979	PetMed Express, Inc.	1,186,269
24,689	Quotient Technology, Inc.*	177,267
170,534	Rubicon Project, Inc. (The)*	1,222,729
17,694	Shutterstock, Inc.	672,372

		3,258,637

IT Services – 1.8%
17,469	Cass Information Systems, Inc.	700,682
49,433	Conduent, Inc.*	124,571
5,525	EVERTEC, Inc.	140,003
12,579	Hackett Group, Inc. (The)	186,547
19,986	MAXIMUS, Inc.	1,345,458
28,039	Perficient, Inc.*	976,598
208,257	Perspecta, Inc.	4,492,103
17,114	Science Applications International Corp.	1,397,529
20,141	Virtusa Corp.*	664,653

		10,028,144

Leisure Products – 0.6%
2,929	Johnson Outdoors, Inc., Class A	200,226
18,789	Malibu Boats, Inc., Class A*	645,966
7,666	Vista Outdoor, Inc.*	77,580
88,443	YETI Holdings, Inc.*	2,441,911

		3,365,683

Life Sciences Tools & Services – 0.8%
45,525	Medpace Holdings, Inc.*	3,635,627
7,973	NanoString Technologies, Inc.*	253,222
8,358	Syneos Health, Inc.*	466,293

		4,355,142

Machinery – 2.6%
44,871	Albany International Corp., Class A	2,294,703
23,161	Barnes Group, Inc.	888,919
40,788	Columbus McKinnon Corp.	1,104,539

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
2,592	Douglas Dynamics, Inc.	$95,800
17,297	Federal Signal Corp.	465,808
25,025	Franklin Electric Co., Inc.	1,271,270
3,599	Hurco Cos., Inc.	117,651
24,963	Miller Industries, Inc.	758,376
44,272	Mueller Industries, Inc.	1,146,645
24,396	Navistar International Corp.*	579,893
10,888	Proto Labs, Inc.*	1,106,112
11,152	RBC Bearings, Inc.*	1,412,735
53,795	Rexnord Corp.	1,466,990
16,316	SPX Corp.*	622,129
6,252	Terex Corp.	94,968
95,113	Wabash National Corp.	779,927

		14,206,465

Marine – 0.1%
96,604	Costamare, Inc. (Monaco)	484,952

Media – 1.2%
18,314	Cardlytics, Inc.*	823,214
52,120	Liberty Latin America Ltd., Class A (Chile)*	557,684
150,454	Liberty Latin America Ltd., Class C (Chile)*	1,555,694
95,371	MSG Networks, Inc., Class A*	1,133,008
48,745	Scholastic Corp.	1,417,017
36,363	TechTarget, Inc.*	847,985
33,904	WideOpenWest, Inc.*	200,712

		6,535,314

Metals & Mining – 1.7%
43,114	Carpenter Technology Corp.	955,838
63,788	Haynes International, Inc.	1,409,715
396,237	Hecla Mining Co.	1,042,103
15,252	Kaiser Aluminum Corp.	1,101,652
56,245	Materion Corp.	2,910,116
68,355	Novagold Resources, Inc. (Canada)*	764,893
54,369	Worthington Industries, Inc.	1,437,516

		9,621,833

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
334,846	Anworth Mortgage Asset Corp. REIT	575,935
64,002	Arlington Asset Investment Corp., Class A REIT	181,126
9,018	ARMOUR Residential REIT, Inc. REIT	79,719
69,557	Capstead Mortgage Corp. REIT	361,001
14,162	Great Ajax Corp. REIT	123,209
53,338	Ladder Capital Corp. REIT	424,037
219,521	New York Mortgage Trust, Inc. REIT	478,556
14,036	TPG RE Finance Trust, Inc. REIT	107,937

		2,331,520

Multiline Retail – 0.1%
17,584	Big Lots, Inc.	412,345

Multi-Utilities – 0.6%
37,617	Avista Corp.	1,619,036

Common Stocks – (continued)
Multi-Utilities – (continued)
6,566	Black Hills Corp.	406,698
11,155	NorthWestern Corp.	643,532
18,035	Unitil Corp.	907,341

		3,576,607

Oil, Gas & Consumable Fuels – 2.6%
84,231	Ardmore Shipping Corp. (Ireland)	554,240
43,341	Brigham Minerals, Inc., Class A	558,665
74,038	Clean Energy Fuels Corp.*	159,552
15,039	CVR Energy, Inc.	358,680
438,578	DHT Holdings, Inc.	3,184,076
40,281	Dorian LPG Ltd.*	382,267
173,755	GasLog Ltd. (Monaco)	802,748
97,177	International Seaways, Inc.	2,351,683
71,031	Nordic American Tankers Ltd.(a)	427,607
64,615	Renewable Energy Group, Inc.*	1,603,098
20,082	Scorpio Tankers, Inc. (Monaco)(a)	439,595
58,057	Teekay Tankers Ltd., Class A (Bermuda)*	1,179,138
101,277	World Fuel Services Corp.	2,531,925

		14,533,274

Paper & Forest Products – 0.7%
62,747	Boise Cascade Co.	1,962,099
112,908	PH Glatfelter Co.	1,648,457
5,478	Schweitzer-Mauduit International, Inc.	176,501

		3,787,057

Personal Products – 0.2%
20,417	Inter Parfums, Inc.	912,436
4,426	Medifast, Inc.	335,845

		1,248,281

Pharmaceuticals – 2.8%
61,150	Amphastar Pharmaceuticals, Inc.*	1,036,492
42,228	ANI Pharmaceuticals, Inc.*	1,689,542
2,751	Arvinas, Inc.*	144,428
21,615	Axsome Therapeutics, Inc.*	2,054,073
67,344	BioDelivery Sciences International, Inc.*	307,089
26,761	Corcept Therapeutics, Inc.*	338,794
185,249	Innoviva, Inc.*	2,626,831
71,238	Kala Pharmaceuticals, Inc.*	709,530
15,306	MyoKardia, Inc.*	961,523
67,312	Omeros Corp.*(a)	1,118,725
18,471	Pacira BioSciences, Inc.*	762,668
52,360	Phibro Animal Health Corp., Class A	1,398,536
5,673	Reata Pharmaceuticals, Inc., Class A*	897,242
60,612	Supernus Pharmaceuticals, Inc.*	1,418,321

		15,463,794

Professional Services – 1.7%
34,140	ASGN, Inc.*	1,585,803
11,405	Barrett Business Services, Inc.	557,933
14,897	Exponent, Inc.	1,047,706
19,123	Huron Consulting Group, Inc.*	1,071,653
8,613	ICF International, Inc.	633,400

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
8,740	Insperity, Inc.	$416,985
52,219	Kforce, Inc.	1,563,959
37,036	Resources Connection, Inc.	402,952
42,023	TriNet Group, Inc.*	2,057,866

		9,338,257

Real Estate Management & Development – 0.2%
59,544	Kennedy-Wilson Holdings, Inc.	842,548
98,912	Newmark Group, Inc., Class A	383,778
5,531	Redfin Corp.*	116,870

		1,343,196

Road & Rail – 0.6%
105,678	Marten Transport Ltd.	2,369,301
18,604	Werner Enterprises, Inc.	746,392

		3,115,693

Semiconductors & Semiconductor Equipment – 4.1%
49,523	Ambarella, Inc.*	2,603,919
151,468	Amkor Technology, Inc.*	1,496,504
33,802	Cirrus Logic, Inc.*	2,555,431
13,331	Enphase Energy, Inc.*	624,291
73,287	FormFactor, Inc.*	1,707,587
41,167	Inphi Corp.*	3,974,262
97,068	Lattice Semiconductor Corp.*	2,185,001
7,634	MaxLinear, Inc.*	125,885
37,728	Power Integrations, Inc.	3,861,461
186,284	Rambus, Inc.*	2,334,138
4,090	Silicon Laboratories, Inc.*	397,630
4,437	Synaptics, Inc.*	290,135
7,970	Ultra Clean Holdings, Inc.*	146,568
33,964	Veeco Instruments, Inc.*	371,227

		22,674,039

Software – 4.5%
11,150	American Software, Inc., Class A	183,752
38,244	Blackline, Inc.*	2,322,941
5,872	Box, Inc., Class A*	94,774
50,426	Cornerstone OnDemand, Inc.*	1,692,297
84,727	Digital Turbine, Inc.*	496,500
18,294	Everbridge, Inc.*	2,037,586
38,669	Five9, Inc.*	3,583,456
16,716	MicroStrategy, Inc., Class A*	2,111,732
8,184	OneSpan, Inc.*	137,491
3,372	PROS Holdings, Inc.*	115,963
39,780	Qualys, Inc.*	4,194,403
23,290	Rapid7, Inc.*	1,060,860
71,608	SPS Commerce, Inc.*	3,974,960
162,301	SVMK, Inc.*	2,548,126
76,072	Telenav, Inc.*	355,256
3,150	Verint Systems, Inc.*	134,631
12,698	VirnetX Holding Corp.*	70,601

		25,115,329

Specialty Retail – 2.8%
15,783	America’s Car-Mart, Inc.*	1,040,889

Common Stocks – (continued)
Specialty Retail – (continued)
44,637	Asbury Automotive Group, Inc.*	3,012,998
7,614	Boot Barn Holdings, Inc.*	140,554
23,228	GameStop Corp., Class A*(a)	133,096
9,631	Lithia Motors, Inc., Class A	1,064,803
38,790	Murphy USA, Inc.*	4,142,772
53,927	National Vision Holdings, Inc.*	1,429,066
158,643	Office Depot, Inc.	352,187
11,553	Sally Beauty Holdings, Inc.*	112,180
116,215	Sonic Automotive, Inc., Class A	2,490,487
96,178	Sportsman’s Warehouse Holdings, Inc.*	688,635
30,362	Tilly’s, Inc., Class A	178,832
47,586	Zumiez, Inc.*	1,005,968

		15,792,467

Textiles, Apparel & Luxury Goods – 0.9%
45,978	Crocs, Inc.*	1,114,967
8,478	Deckers Outdoor Corp.*	1,261,187
7,484	G-III Apparel Group Ltd.*	84,794
7,701	Kontoor Brands, Inc.	149,476
118,990	Wolverine World Wide, Inc.	2,438,105

		5,048,529

Thrifts & Mortgage Finance – 1.0%
23,266	Essent Group Ltd.	635,627
34,029	Meridian Bancorp, Inc.	400,862
66,976	PennyMac Financial Services, Inc.	2,020,666
8,181	Radian Group, Inc.	122,551
50,836	Walker & Dunlop, Inc.	1,953,627
2,811	Washington Federal, Inc.	75,166
8,959	WSFS Financial Corp.	261,424

		5,469,923

Trading Companies & Distributors – 0.9%
104,426	Foundation Building Materials, Inc.*	1,221,784
40,557	GMS, Inc.*	745,438
56,841	H&E Equipment Services, Inc.	924,235
185,192	MRC Global, Inc.*	992,629
143,043	NOW, Inc.*	882,575
11,022	Triton International Ltd. (Bermuda)	341,462

		5,108,123

Water Utilities – 0.1%
5,773	American States Water Co.	458,203
2,752	California Water Service Group	123,620

		581,823

Wireless Telecommunication Services – 0.1%
7,678	Shenandoah Telecommunications Co.	410,850
7,008	Spok Holdings, Inc.	71,902

		482,752

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $625,893,584)		$554,188,455

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,716,670	0.233%	$4,716,670
(Cost $4,716,670)

TOTAL INVESTMENTS – 100.9%
(Cost $630,610,254)		$558,905,125

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(4,781,742)

NET ASSETS – 100.0%		$554,123,383

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-mini Russell 2000 Index	6	06/19/20	$310,333	$81,677

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Aerospace & Defense – 1.7%
137,517	Aerojet Rocketdyne Holdings, Inc.*	$5,657,449
97,317	Astronics Corp.*	873,907
58,317	Axon Enterprise, Inc.*	4,240,229
70,914	Kratos Defense & Security Solutions, Inc.*	1,065,128
22,254	Maxar Technologies, Inc.	280,623
51,335	Mercury Systems, Inc.*	4,577,029

		16,694,365

Air Freight & Logistics – 0.3%
161,058	Echo Global Logistics, Inc.*	2,823,347
71,472	Radiant Logistics, Inc.*	305,900

		3,129,247

Airlines – 0.0%
4,812	Allegiant Travel Co.	377,646

Auto Components – 0.2%
40,934	Gentherm, Inc.*	1,532,569
5,819	Standard Motor Products, Inc.	236,775

		1,769,344

Banks – 2.8%
61,171	Amalgamated Bank, Class A	654,530
61,669	Atlantic Capital Bancshares, Inc.*	773,946
233,895	Cadence BanCorp	1,548,385
178,206	Central Pacific Financial Corp.	3,116,823
192,471	CVB Financial Corp.	4,000,510
47,604	First BanCorp.	277,531
90,520	First Financial Bankshares, Inc.	2,520,982
134,736	First Foundation, Inc.	1,853,967
53,177	Hilltop Holdings, Inc.	1,026,316
108,175	Independent Bank Group, Inc.	3,278,784
131,579	International Bancshares Corp.	3,814,475
29,965	National Bank Holdings Corp., Class A	796,470
7,986	Preferred Bank	304,666
9,416	Seacoast Banking Corp. of Florida*	211,578
60,003	TriCo Bancshares	1,807,290
3,492	UMB Financial Corp.	177,533
12,309	Westamerica Bancorporation	775,467

		26,939,253

Beverages – 0.9%
7,091	Boston Beer Co., Inc. (The), Class A*	3,308,022
24,223	Coca-Cola Consolidated, Inc.	5,703,790

		9,011,812

Biotechnology – 14.8%
245,333	ACADIA Pharmaceuticals, Inc.*	11,852,037
63,392	Acceleron Pharma, Inc.*	5,738,878
83,051	Agenus, Inc.*	221,331
124,959	Allogene Therapeutics, Inc.*	3,611,315
324,760	Amicus Therapeutics, Inc.*	3,835,416
91,432	Apellis Pharmaceuticals, Inc.*	3,133,375
6,483	Arcus Biosciences, Inc.*	171,216
149,319	Ardelyx, Inc.*	982,519

Common Stocks – (continued)
Biotechnology – (continued)
84,043	Arena Pharmaceuticals, Inc.*	4,115,586
80,952	Arrowhead Pharmaceuticals, Inc.*	2,787,177
20,012	Atara Biotherapeutics, Inc.*	165,899
98,895	Biohaven Pharmaceutical Holding Co. Ltd.*	4,657,955
13,522	BioSpecifics Technologies Corp.*	769,537
62,899	Blueprint Medicines Corp.*	3,700,348
25,455	Bridgebio Pharma, Inc.*	777,141
564,259	Catalyst Pharmaceuticals, Inc.*	2,674,588
19,194	ChemoCentryx, Inc.*	1,017,474
124,929	Coherus Biosciences, Inc.*	2,073,821
14,831	Constellation Pharmaceuticals, Inc.*	533,619
86,420	Deciphera Pharmaceuticals, Inc.*	5,010,632
86,604	Dicerna Pharmaceuticals, Inc.*	1,706,099
126,761	Editas Medicine, Inc.*	2,930,714
22,319	Emergent BioSolutions, Inc.*	1,650,490
104,176	Enanta Pharmaceuticals, Inc.*	4,830,641
36,075	Epizyme, Inc.*	593,794
6,126	Esperion Therapeutics, Inc.*(a)	242,590
40,818	Fate Therapeutics, Inc.*	1,117,597
109,383	FibroGen, Inc.*	4,035,139
18,859	G1 Therapeutics, Inc.*	247,619
97,391	Global Blood Therapeutics, Inc.*	7,452,359
169,599	Halozyme Therapeutics, Inc.*	3,842,265
88,907	Heron Therapeutics, Inc.*	1,267,814
194,205	ImmunoGen, Inc.*	792,356
139,245	Immunomedics, Inc.*	4,230,263
24,395	Inovio Pharmaceuticals, Inc.*(a)	293,472
44,177	Insmed, Inc.*	1,016,071
45,386	Intercept Pharmaceuticals, Inc.*	3,718,021
125,902	Iovance Biotherapeutics, Inc.*	4,047,749
87,960	Ironwood Pharmaceuticals, Inc.*	879,600
120,286	Karyopharm Therapeutics, Inc.*	2,652,306
13,080	Kiniksa Pharmaceuticals Ltd., Class A*	260,946
14,337	Kodiak Sciences, Inc.*	782,083
21,524	Kura Oncology, Inc.*	313,174
54,009	Minerva Neurosciences, Inc.*	484,461
57,636	Mirati Therapeutics, Inc.*	4,901,365
96,601	Momenta Pharmaceuticals, Inc.*	3,062,252
9,682	Myriad Genetics, Inc.*	149,684
25,135	Natera, Inc.*	931,000
13,814	Novavax, Inc.*(a)	250,448
226,195	Pieris Pharmaceuticals, Inc.*	599,417
33,375	Principia Biopharma, Inc.*	2,075,258
67,401	Prothena Corp. PLC (Ireland)*	756,239
54,864	PTC Therapeutics, Inc.*	2,793,675
207,357	Radius Health, Inc.*	3,253,431
29,908	REVOLUTION Medicines, Inc.*	935,223
37,693	Rocket Pharmaceuticals, Inc.*(a)	557,856
48,252	Turning Point Therapeutics, Inc.*	2,485,461
26,599	Ultragenyx Pharmaceutical, Inc.*	1,607,378
188,461	Veracyte, Inc.*	5,082,793
28,789	Viking Therapeutics, Inc.*	165,825
164,288	Voyager Therapeutics, Inc.*	1,775,953
16,115	XBiotech, Inc.*(a)	254,939
164,903	Xencor, Inc.*	4,820,115

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
24,034	Y-mAbs Therapeutics, Inc.*	$807,062

		144,482,861

Building Products – 2.0%
14,349	AAON, Inc.	683,586
90,789	Builders FirstSource, Inc.*	1,665,978
50,078	CSW Industrials, Inc.	3,317,167
41,124	Gibraltar Industries, Inc.*	1,904,041
24,843	JELD-WEN Holding, Inc.*	315,506
5,910	Masonite International Corp.*	349,163
4,935	Patrick Industries, Inc.	203,421
107,605	Simpson Manufacturing Co., Inc.	7,758,320
83,148	Universal Forest Products, Inc.	3,419,046

		19,616,228

Capital Markets – 0.3%
91,969	Federated Hermes, Inc.	2,094,134
43,107	Oppenheimer Holdings, Inc., Class A	887,142
2,687	PJT Partners, Inc., Class A	130,696

		3,111,972

Chemicals – 2.1%
7,587	Balchem Corp.	677,064
30,097	Chase Corp.	2,836,943
361,546	Ferro Corp.*	3,604,614
57,944	Ingevity Corp.*	3,008,452
49,393	Koppers Holdings, Inc.*	778,434
38,705	Kraton Corp.*	604,185
61,864	Minerals Technologies, Inc.	2,724,490
253,727	PolyOne Corp.	5,909,302

		20,143,484

Commercial Services & Supplies – 2.2%
67,806	Brady Corp., Class A	2,952,273
47,353	Brink’s Co. (The)	2,420,686
8,926	Casella Waste Systems, Inc., Class A*	413,988
20,808	Cimpress PLC (Ireland)*(a)	1,514,614
168,158	HNI Corp.	4,092,966
112,093	Kimball International, Inc., Class B	1,375,381
82,472	McGrath RentCorp	4,498,848
30,789	MSA Safety, Inc.	3,464,686
71,376	Pitney Bowes, Inc.	251,957

		20,985,399

Communications Equipment – 1.3%
11,381	Calix, Inc.*	130,881
218,397	Extreme Networks, Inc.*	742,550
221,824	Harmonic, Inc.*	1,286,579
43,497	Infinera Corp.*	268,159
40,229	Inseego Corp.*	480,737
37,638	Lumentum Holdings, Inc.*	3,045,291
28,172	NETGEAR, Inc.*	675,565
517,394	Viavi Solutions, Inc.*	6,250,119

		12,879,881

Common Stocks – (continued)
Construction & Engineering – 0.7%
246,484	Great Lakes Dredge & Dock Corp.*	2,178,919
119,275	MasTec, Inc.*	4,281,972
20,521	WillScot Corp.*	239,070

		6,699,961

Construction Materials – 0.5%
294,096	Summit Materials, Inc., Class A*	4,443,791

Consumer Finance – 0.6%
230,001	Enova International, Inc.*	3,689,216
19,127	FirstCash, Inc.	1,374,084
20,681	Nelnet, Inc., Class A	995,790

		6,059,090

Containers & Packaging – 0.1%
69,245	Myers Industries, Inc.	855,868

Distributors – 0.2%
75,155	Core-Mark Holding Co, Inc.	2,159,955

Diversified Consumer Services – 1.9%
30,062	American Public Education, Inc.*	774,698
118,733	Chegg, Inc.*	5,075,836
59,691	Collectors Universe, Inc.	1,311,411
65,839	K12, Inc.*	1,495,203
185,808	Laureate Education, Inc., Class A*	1,759,602
124,177	Perdoceo Education Corp.*	1,614,301
37,344	Strategic Education, Inc.	5,948,899
7,890	WW International, Inc.*	201,274

		18,181,224

Diversified Financial Services – 0.0%
29,647	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	338,569

Diversified Telecommunication Services – 1.2%
12,778	Bandwidth, Inc., Class A*	1,042,174
107,473	Cogent Communications Holdings, Inc.	9,009,462
538,564	ORBCOMM, Inc.*	1,421,809
67,423	Vonage Holdings Corp.*	563,656

		12,037,101

Electrical Equipment – 0.5%
130,697	Atkore International Group, Inc.*	3,181,165
19,971	Bloom Energy Corp., Class A*	153,178
10,776	Generac Holdings, Inc.*	1,050,013
12,035	Powell Industries, Inc.	305,328
4,300	Vicor Corp.*	228,631

		4,918,315

Electronic Equipment, Instruments & Components – 3.0%
11,863	Badger Meter, Inc.	700,273
39,648	Belden, Inc.	1,355,565
63,347	Benchmark Electronics, Inc.	1,308,749
36,025	Fabrinet (Thailand)*	2,260,569
110,603	Itron, Inc.*	7,722,301
101,556	Knowles Corp.*	1,579,196

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
14,245	Novanta, Inc.*	$1,237,748
65,710	Plexus Corp.*	4,119,360
35,763	Rogers Corp.*	3,971,124
95,617	Sanmina Corp.*	2,651,459
11,023	TTM Technologies, Inc.*	127,757
88,995	Vishay Precision Group, Inc.*	2,057,564

		29,091,665

Energy Equipment & Services – 0.5%
48,953	Cactus, Inc., Class A	870,384
12,431	DMC Global, Inc.	320,844
108,986	Matrix Service Co.*	1,137,814
100,199	SEACOR Holdings, Inc.*	2,831,624

		5,160,666

Entertainment – 0.2%
132,487	Glu Mobile, Inc.*	1,033,399
89,370	IMAX Corp.*	1,027,755

		2,061,154

Equity Real Estate Investment Trusts (REITs) – 4.6%
148,474	American Assets Trust, Inc. REIT	4,204,784
8,612	Community Healthcare Trust, Inc. REIT	320,366
35,991	EastGroup Properties, Inc. REIT	3,815,046
205,166	Essential Properties Realty Trust, Inc. REIT	3,013,889
181,752	First Industrial Realty Trust, Inc. REIT	6,864,773
10,437	Independence Realty Trust, Inc. REIT	105,101
133,843	NexPoint Residential Trust, Inc. REIT	4,024,659
179,424	Physicians Realty Trust REIT	2,766,718
30,502	PS Business Parks, Inc. REIT	3,937,503
139,051	QTS Realty Trust, Inc., Class A REIT	8,694,859
10,539	Ryman Hospitality Properties, Inc. REIT	372,448
58,923	Sabra Health Care REIT, Inc. REIT	755,393
111,754	Terreno Realty Corp. REIT	6,126,354
1,062	Universal Health Realty Income Trust REIT	113,591

		45,115,484

Food & Staples Retailing – 0.5%
8,858	Chefs’ Warehouse, Inc. (The)*	124,721
147,536	Performance Food Group Co.*	4,330,181

		4,454,902

Food Products – 1.4%
29,449	Calavo Growers, Inc.	1,708,042
6,105	Darling Ingredients, Inc.*	125,702
21,938	Freshpet, Inc.*	1,654,345
50,368	J&J Snack Foods Corp.	6,398,247
42,927	John B. Sanfilippo & Son, Inc.	3,525,594

		13,411,930

Health Care Equipment & Supplies – 6.4%
258,273	Antares Pharma, Inc.*	836,805
43,471	Cardiovascular Systems, Inc.*	1,825,782
218,212	GenMark Diagnostics, Inc.*	2,729,832

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
142,684	Globus Medical, Inc., Class A*	6,771,783
98,729	Haemonetics Corp.*	11,233,386
27,334	Inogen, Inc.*	1,366,700
31,845	Integer Holdings Corp.*	2,371,179
39,918	Invacare Corp.	300,183
8,096	iRhythm Technologies, Inc.*	855,261
25,178	Lantheus Holdings, Inc.*	328,573
124,167	Natus Medical, Inc.*	3,102,933
116,569	Novocure Ltd.*	7,670,240
89,658	NuVasive, Inc.*	5,458,379
55,735	Quidel Corp.*	7,747,165
95,300	Surmodics, Inc.*	3,630,930
79,849	Tandem Diabetes Care, Inc.*	6,370,353
1,635	Utah Medical Products, Inc.	135,705

		62,735,189

Health Care Providers & Services – 1.5%
13,773	Amedisys, Inc.*	2,536,436
24,280	LHC Group, Inc.*	3,156,157
43,452	Magellan Health, Inc.*	2,638,840
9,388	National Research Corp.	484,327
166,450	Select Medical Holdings Corp.*	2,841,302
140,335	Tenet Healthcare Corp.*	2,831,960

		14,489,022

Health Care Technology – 3.8%
83,894	HMS Holdings Corp.*	2,405,660
89,909	Inovalon Holdings, Inc., Class A*	1,573,408
3,182	Inspire Medical Systems, Inc.*	228,022
96,828	Livongo Health, Inc.*(a)	3,874,088
125,230	NextGen Healthcare, Inc.*	1,321,177
117,093	Omnicell, Inc.*	8,536,080
38,700	Schrodinger, Inc.*	1,795,680
29,142	Simulations Plus, Inc.	1,108,853
94,427	Teladoc Health, Inc.*	15,541,740
11,247	Vocera Communications, Inc.*	213,243

		36,597,951

Hotels, Restaurants & Leisure – 2.9%
4,883	Chart Industries, Inc.	216,756
12,235	Cracker Barrel Old Country Store, Inc.	1,191,689
339,492	Denny’s Corp.*	3,826,075
391,719	Everi Holdings, Inc.*	1,939,009
12,437	Marriott Vacations Worldwide Corp.	1,032,271
342,505	Red Rock Resorts, Inc., Class A	3,753,855
164,808	Scientific Games Corp.*	2,078,229
97,452	Texas Roadhouse, Inc.	4,589,014
78,266	Wingstop, Inc.	9,178,254

		27,805,152

Household Durables – 1.9%
33,529	Century Communities, Inc.*	718,191
24,424	Installed Building Products, Inc.*	1,204,347
11,256	iRobot Corp.*(a)	686,166
4,266	LGI Homes, Inc.*	258,434
57,856	M/I Homes, Inc.*	1,473,014

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
219,542	Sonos, Inc.*	$2,243,719
73,566	TopBuild Corp.*	6,855,616
278,761	TRI Pointe Group, Inc.*	3,200,176
37,134	Universal Electronics, Inc.*	1,532,892

		18,172,555

Insurance – 2.2%
243,410	American Equity Investment Life Holding Co.	5,116,478
35,104	eHealth, Inc.*	3,745,597
85,754	Goosehead Insurance, Inc., Class A*	4,814,230
4,796	Kinsale Capital Group, Inc.	520,941
319,911	MBIA, Inc.*	2,604,076
27,822	Stewart Information Services Corp.	886,409
106,972	Trupanion, Inc.*(a)	3,199,532

		20,887,263

Interactive Media & Services – 0.5%
317,977	Cars.com, Inc.*	1,647,121
24,159	EverQuote, Inc., Class A*	941,476
104,327	Yelp, Inc.*	2,331,709

		4,920,306

Internet & Direct Marketing Retail – 0.7%
446,326	Groupon, Inc.*	544,518
34,871	PetMed Express, Inc.	1,379,845
20,143	Quotient Technology, Inc.*	144,627
290,818	Rubicon Project, Inc. (The)*	2,085,165
56,060	Shutterstock, Inc.	2,130,280

		6,284,435

IT Services – 2.4%
17,977	Cass Information Systems, Inc.	721,057
16,374	EVERTEC, Inc.	414,917
7,535	ExlService Holdings, Inc.*	465,136
16,993	Hackett Group, Inc. (The)	252,006
39,977	I3 Verticals, Inc., Class A*	929,066
55,575	MAXIMUS, Inc.	3,741,309
12,808	NIC, Inc.	310,338
15,733	Paysign, Inc.*	130,486
82,942	Perficient, Inc.*	2,888,870
266,291	Perspecta, Inc.	5,743,897
73,790	Science Applications International Corp.	6,025,691
4,357	TTEC Holdings, Inc.	169,836
46,391	Virtusa Corp.*	1,530,903

		23,323,512

Leisure Products – 0.8%
2,416	Johnson Outdoors, Inc., Class A	165,158
49,675	Malibu Boats, Inc., Class A*	1,707,827
85,852	MasterCraft Boat Holdings, Inc.*	897,153
2,816	Sturm Ruger & Co., Inc.	149,811
157,710	YETI Holdings, Inc.*	4,354,373

		7,274,322

Common Stocks – (continued)
Life Sciences Tools & Services – 1.0%
121,656	Fluidigm Corp.*	272,509
98,034	Medpace Holdings, Inc.*	7,828,995
11,021	NanoString Technologies, Inc.*	350,027
13,763	Repligen Corp.*	1,598,573

		10,050,104

Machinery – 3.3%
104,416	Albany International Corp., Class A	5,339,834
36,060	Barnes Group, Inc.	1,383,983
8,673	Chart Industries, Inc.*	309,799
81,597	Columbus McKinnon Corp.	2,209,647
6,559	Douglas Dynamics, Inc.	242,421
23,700	ESCO Technologies, Inc.	1,808,310
12,611	Evoqua Water Technologies Corp.*	202,406
78,765	Federal Signal Corp.	2,121,141
69,230	Franklin Electric Co., Inc.	3,516,884
18,862	Miller Industries, Inc.	573,028
99,733	Mueller Industries, Inc.	2,583,085
35,041	Proto Labs, Inc.*	3,559,815
35,262	RBC Bearings, Inc.*	4,466,990
47,499	Rexnord Corp.	1,295,298
65,824	SPX Corp.*	2,509,869

		32,122,510

Marine – 0.1%
177,502	Costamare, Inc. (Monaco)	891,060

Media – 0.7%
48,268	Cardlytics, Inc.*	2,169,647
16,436	Liberty Latin America Ltd., Class A (Chile)*	175,865
142,993	Liberty Latin America Ltd., Class C (Chile)*	1,478,548
17,863	Loral Space & Communications, Inc.*	392,986
15,464	Scholastic Corp.	449,538
88,136	TechTarget, Inc.*	2,055,331

		6,721,915

Metals & Mining – 1.0%
42,623	Kaiser Aluminum Corp.	3,078,659
72,081	Materion Corp.	3,729,471
73,272	Novagold Resources, Inc. (Canada)*	819,914
72,952	Worthington Industries, Inc.	1,928,851

		9,556,895

Multiline Retail – 0.0%
8,588	Big Lots, Inc.	201,389

Multi-Utilities – 0.1%
30,280	Avista Corp.	1,303,251

Oil, Gas & Consumable Fuels – 1.1%
72,062	Ardmore Shipping Corp. (Ireland)	474,168
67,716	Brigham Minerals, Inc., Class A	872,859
401,462	DHT Holdings, Inc.	2,914,614
55,333	Dorian LPG Ltd.*	525,110
185,700	GasLog Ltd. (Monaco)	857,934

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
35,788	International Seaways, Inc.	$866,070
36,426	Renewable Energy Group, Inc.*	903,729
27,045	Teekay Tankers Ltd., Class A (Bermuda)*	549,284
114,985	World Fuel Services Corp.	2,874,625

		10,838,393

Paper & Forest Products – 0.4%
135,597	Boise Cascade Co.	4,240,118

Personal Products – 0.3%
42,911	Inter Parfums, Inc.	1,917,693
13,231	Medifast, Inc.	1,003,968

		2,921,661

Pharmaceuticals – 3.9%
163,239	Amphastar Pharmaceuticals, Inc.*	2,766,901
82,739	ANI Pharmaceuticals, Inc.*	3,310,387
58,215	Axsome Therapeutics, Inc.*	5,532,171
281,010	BioDelivery Sciences International, Inc.*	1,281,406
137,527	Corcept Therapeutics, Inc.*	1,741,092
373,153	Innoviva, Inc.*	5,291,309
94,033	Kala Pharmaceuticals, Inc.*(a)	936,569
60,085	MyoKardia, Inc.*	3,774,540
9,331	NGM Biopharmaceuticals, Inc.*	170,384
148,132	Omeros Corp.*(a)	2,461,954
63,106	Pacira BioSciences, Inc.*	2,605,647
146,135	Phibro Animal Health Corp., Class A	3,903,266
6,979	Reata Pharmaceuticals, Inc., Class A*	1,103,799
123,586	Supernus Pharmaceuticals, Inc.*	2,891,912

		37,771,337

Professional Services – 2.3%
51,999	ASGN, Inc.*	2,415,354
23,044	Barrett Business Services, Inc.	1,127,312
77,189	Exponent, Inc.	5,428,702
35,324	Huron Consulting Group, Inc.*	1,979,557
10,142	ICF International, Inc.	745,843
49,248	Insperity, Inc.	2,349,622
123,397	Kforce, Inc.	3,695,740
100,175	TriNet Group, Inc.*	4,905,570

		22,647,700

Real Estate Management & Development – 0.3%
123,903	Kennedy-Wilson Holdings, Inc.	1,753,227
7,697	Marcus & Millichap, Inc.*	223,598
106,226	Newmark Group, Inc., Class A	412,157
29,883	Redfin Corp.*	631,428

		3,020,410

Road & Rail – 0.3%
97,756	Marten Transport Ltd.	2,191,689
3,973	Saia, Inc.*	367,582

		2,559,271

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 4.2%
103,758	Ambarella, Inc.*	5,455,596
21,333	Amkor Technology, Inc.*	210,770
72,179	Enphase Energy, Inc.*	3,380,143
130,689	FormFactor, Inc.*	3,045,054
95,704	Inphi Corp.*	9,239,264
270,510	Lattice Semiconductor Corp.*	6,089,180
73,521	MaxLinear, Inc.*	1,212,361
79,364	Power Integrations, Inc.	8,122,905
28,333	Rambus, Inc.*	355,013
39,834	Silicon Laboratories, Inc.*	3,872,661

		40,982,947

Software – 7.6%
9,282	Agilysys, Inc.*	181,834
52,965	American Software, Inc., Class A	872,863
12,289	Appian Corp.*	561,239
12,166	Blackbaud, Inc.	672,293
106,976	Blackline, Inc.*	6,497,722
59,042	Bottomline Technologies DE, Inc.*	2,457,918
70,616	Box, Inc., Class A*	1,139,742
114,158	Cornerstone OnDemand, Inc.*	3,831,142
304,903	Digital Turbine, Inc.*	1,786,732
36,379	Domo, Inc., Class B*	707,572
54,039	Everbridge, Inc.*	6,018,864
97,971	Five9, Inc.*	9,078,973
43,125	MicroStrategy, Inc., Class A*	5,447,981
280,618	MobileIron, Inc.*	1,428,346
23,719	Model N, Inc.*	684,530
10,809	OneSpan, Inc.*	181,591
42,709	PROS Holdings, Inc.*	1,468,763
84,076	Qualys, Inc.*	8,864,973
75,805	Rapid7, Inc.*	3,452,918
7,365	ShotSpotter, Inc.*	253,135
146,659	SPS Commerce, Inc.*	8,141,041
368,270	SVMK, Inc.*	5,781,839
139,034	Telenav, Inc.*	649,289
15,674	Varonis Systems, Inc.*	1,050,942
58,300	Verint Systems, Inc.*	2,491,742
46,604	VirnetX Holding Corp.*	259,118

		73,963,102

Specialty Retail – 2.3%
40,498	America’s Car-Mart, Inc.*	2,670,843
77,820	Asbury Automotive Group, Inc.*	5,252,850
40,282	Boot Barn Holdings, Inc.*	743,606
94,981	Hudson Ltd., Class A*	465,407
11,658	Lithia Motors, Inc., Class A	1,288,909
55,963	Murphy USA, Inc.*	5,976,848
144,152	National Vision Holdings, Inc.*	3,820,028
14,421	Sleep Number Corp.*	431,188
58,623	Sonic Automotive, Inc., Class A	1,256,291
64,377	Sportsman’s Warehouse Holdings, Inc.*	460,939

		22,366,909

Textiles, Apparel & Luxury Goods – 1.0%
103,957	Crocs, Inc.*	2,520,957

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
26,723	Deckers Outdoor Corp.*	$3,975,314
17,849	Kontoor Brands, Inc.	346,449
8,140	Steven Madden Ltd.	204,070
149,815	Wolverine World Wide, Inc.	3,069,709

		10,116,499

Thrifts & Mortgage Finance – 0.5%
20,932	Essent Group Ltd.	571,862
54,741	Meridian Bancorp, Inc.	644,849
6,333	Meta Financial Group, Inc.	116,654
45,504	PennyMac Financial Services, Inc.	1,372,856
46,610	Walker & Dunlop, Inc.	1,791,222

		4,497,443

Trading Companies & Distributors – 0.7%
165,915	Foundation Building Materials, Inc.*	1,941,206
76,940	GMS, Inc.*	1,414,157
94,491	H&E Equipment Services, Inc.	1,536,424
233,831	MRC Global, Inc.*	1,253,334
9,408	SiteOne Landscape Supply, Inc.*	833,831

		6,978,952

Water Utilities – 0.1%
12,558	American States Water Co.	996,728

Wireless Telecommunication Services – 0.0%
7,714	Shenandoah Telecommunications Co.	412,776

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,008,457,248)		$961,782,244

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,572,066	0.233%	$7,572,066
(Cost $7,572,066)

TOTAL INVESTMENTS – 99.6%
(Cost $1,016,029,314)		$969,354,310

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		4,153,746

NET ASSETS – 100.0%		$973,508,056

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-mini Russell 2000 Index	97	06/19/20	$5,463,424	$874,071

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.4%
Aerospace & Defense – 0.8%
93,359	Aerojet Rocketdyne Holdings, Inc.*	$3,840,789
101,241	Maxar Technologies, Inc.	1,276,649

		5,117,438

Air Freight & Logistics – 0.4%
93,775	Echo Global Logistics, Inc.*	1,643,876
21,080	Hub Group, Inc., Class A*	1,014,159
44,769	Radiant Logistics, Inc.*	191,611

		2,849,646

Airlines – 0.3%
63,176	SkyWest, Inc.	1,955,297

Auto Components – 0.7%
35,715	Adient PLC*	535,011
20,891	American Axle & Manufacturing Holdings, Inc.*	90,249
56,502	Dana, Inc.	649,773
21,749	Motorcar Parts of America, Inc.*	309,488
28,574	Standard Motor Products, Inc.	1,162,676
27,056	Visteon Corp.*	1,631,477

		4,378,674

Banks – 15.8%
68,547	1st Source Corp.	2,380,637
93,716	Amalgamated Bank, Class A	1,002,761
29,126	Ameris Bancorp	740,674
89,633	Atlantic Capital Bancshares, Inc.*	1,124,894
72,422	Atlantic Union Bankshares Corp.	1,728,713
15,259	BancFirst Corp.	587,624
248,717	Bancorp, Inc. (The)*	1,733,557
28,852	BancorpSouth Bank	631,570
17,294	Bank of Marin Bancorp	570,010
20,711	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	455,849
15,300	Banner Corp.	587,979
9,857	Baycom Corp.*	121,537
11,933	Berkshire Hills Bancorp, Inc.	203,338
159,653	Boston Private Financial Holdings, Inc.	1,213,363
20,045	Bridge Bancorp, Inc.	414,731
524,362	Cadence BanCorp	3,471,276
25,543	Capital City Bank Group, Inc.	562,968
120,530	Cathay General Bancorp	3,365,198
139,089	Central Pacific Financial Corp.	2,432,667
8,146	CNB Financial Corp.	144,510
117,369	Columbia Banking System, Inc.	3,167,789
12,180	Community Bank System, Inc.	761,128
276,029	CVB Financial Corp.	5,737,263
27,578	Financial Institutions, Inc.	533,634
536,826	First BanCorp.	3,129,696
90,484	First Bancorp/Southern Pines NC	2,405,970
13,431	First Bancshares, Inc. (The)	267,546
259,521	First Commonwealth Financial Corp.	2,470,640
6,567	First Community Bankshares, Inc.	154,784
31,792	First Financial Bankshares, Inc.	885,407
27,509	First Financial Corp.	977,120

Common Stocks – (continued)
Banks – (continued)
203,322	First Foundation, Inc.	2,797,711
25,551	First Internet Bancorp	401,151
33,089	First Interstate BancSystem, Inc., Class A	1,118,408
20,465	Glacier Bancorp, Inc.	779,307
78,256	Hancock Whitney Corp.	1,636,333
89,980	Hanmi Financial Corp.	1,086,059
14,237	HBT Financial, Inc.	165,861
103,558	Heartland Financial USA, Inc.	3,517,865
39,986	Heritage Financial Corp.	801,719
119,745	Hilltop Holdings, Inc.	2,311,078
18,219	Home BancShares, Inc.	279,297
153,040	Hope Bancorp, Inc.	1,522,748
71,158	Horizon Bancorp, Inc.	809,778
55,402	IBERIABANK Corp.	2,296,967
62,244	Independent Bank Corp.	914,364
115,730	Independent Bank Group, Inc.	3,507,776
146,477	International Bancshares Corp.	4,246,368
85,913	Investors Bancorp, Inc.	799,850
94,856	Lakeland Bancorp, Inc.	1,061,439
24,949	Mercantile Bank Corp.	588,796
11,306	Metropolitan Bank Holding Corp.*	283,668
8,672	MidWestOne Financial Group, Inc.	180,985
77,877	National Bank Holdings Corp., Class A	2,069,971
4,355	NBT Bancorp, Inc.	144,281
12,115	Northeast Bank	202,926
7,059	Northrim BanCorp, Inc.	165,534
13,944	OFG Bancorp	175,416
49,023	Old Second Bancorp, Inc.	403,459
53,510	Pacific Premier Bancorp, Inc.	1,142,438
25,798	Peapack-Gladstone Financial Corp.	486,808
52,444	Preferred Bank	2,000,739
12,405	QCR Holdings, Inc.	381,826
7,938	Republic Bancorp, Inc., Class A	264,574
111,043	Seacoast Banking Corp. of Florida*	2,495,136
39,515	Sierra Bancorp	802,155
17,046	Simmons First National Corp., Class A	318,760
3,408	South State Corp.	197,119
74,535	Southern National Bancorp of Virginia, Inc.	750,567
127,714	TriCo Bancshares	3,846,746
100,964	TriState Capital Holdings, Inc.*	1,435,708
65,172	Trustmark Corp.	1,734,227
83,252	UMB Financial Corp.	4,232,532
334,024	Valley National Bancorp	2,792,441
43,801	Westamerica Bancorporation	2,759,463

		103,875,187

Beverages – 0.1%
1,688	Coca-Cola Consolidated, Inc.	397,473

Biotechnology – 2.8%
57,460	ACADIA Pharmaceuticals, Inc.*	2,775,893
9,790	Acceleron Pharma, Inc.*	886,289
43,360	Agenus, Inc.*	115,554
8,273	Akero Therapeutics, Inc.*	168,769

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
25,761	Allogene Therapeutics, Inc.*	$744,493
33,847	Anika Therapeutics, Inc.*	1,124,736
2,770	Aprea Therapeutics, Inc. (Sweden)*	88,058
36,448	Arcus Biosciences, Inc.*	962,592
119,888	Ardelyx, Inc.*	788,863
37,221	Arena Pharmaceuticals, Inc.*	1,822,712
12,548	Atara Biotherapeutics, Inc.*	104,023
2,066	Biohaven Pharmaceutical Holding Co. Ltd.*	97,309
3,437	Bridgebio Pharma, Inc.*	104,932
104,038	Catalyst Pharmaceuticals, Inc.*	493,140
43,258	Coherus Biosciences, Inc.*	718,083
3,875	Cortexyme, Inc.*(a)	176,777
13,914	Deciphera Pharmaceuticals, Inc.*	806,734
11,167	Enanta Pharmaceuticals, Inc.*	517,814
3,783	FibroGen, Inc.*	139,555
18,383	G1 Therapeutics, Inc.*	241,369
1,668	IGM Biosciences, Inc.*	91,356
75,438	ImmunoGen, Inc.*	307,787
6,371	Karyopharm Therapeutics, Inc.*	140,481
19,771	Kiniksa Pharmaceuticals Ltd., Class A*	394,431
17,046	Minerva Neurosciences, Inc.*	152,903
4,449	Mirati Therapeutics, Inc.*	378,343
32,304	Myriad Genetics, Inc.*	499,420
21,052	Novavax, Inc.*(a)	381,673
5,792	Oyster Point Pharma, Inc.*	170,285
5,547	Prevail Therapeutics, Inc.*	80,154
48,501	Prothena Corp. PLC (Ireland)*	544,181
23,276	REVOLUTION Medicines, Inc.*	727,840
5,011	Stoke Therapeutics, Inc.*	105,381
21,195	Turning Point Therapeutics, Inc.*	1,091,754
7,480	XBiotech, Inc.*	118,334
17,489	Xencor, Inc.*	511,203

		18,573,221

Building Products – 1.7%
18,234	AAON, Inc.	868,668
14,371	Apogee Enterprises, Inc.	293,743
32,684	Caesarstone Ltd.	320,630
74,661	Gibraltar Industries, Inc.*	3,456,804
58,848	Griffon Corp.	965,696
31,633	JELD-WEN Holding, Inc.*	401,739
9,293	Patrick Industries, Inc.	383,058
126,111	Quanex Building Products Corp.	1,572,604
22,316	Simpson Manufacturing Co., Inc.	1,608,984
30,411	Universal Forest Products, Inc.	1,250,500

		11,122,426

Capital Markets – 0.6%
24,490	Artisan Partners Asset Management, Inc., Class A	720,986
46,042	Donnelley Financial Solutions, Inc.*	335,186
59,173	Oppenheimer Holdings, Inc., Class A	1,217,780
27,169	PJT Partners, Inc., Class A	1,321,500
3,058	Virtus Investment Partners, Inc.	248,524

		3,843,976

Common Stocks – (continued)
Chemicals – 2.0%
1,006	Balchem Corp.	89,775
194,974	Ferro Corp.*	1,943,891
23,510	FutureFuel Corp.	244,034
2,225	Hawkins, Inc.	83,282
8,056	Ingevity Corp.*	418,268
44,829	Koppers Holdings, Inc.*	706,505
26,651	Kronos Worldwide, Inc.	252,918
75,811	Minerals Technologies, Inc.	3,338,716
67,034	Orion Engineered Carbons SA (Luxembourg)	610,680
157,681	PolyOne Corp.	3,672,390
12,409	Sensient Technologies Corp.	593,026
66,426	Trinseo SA	1,358,412

		13,311,897

Commercial Services & Supplies – 1.3%
67,621	ACCO Brands Corp.	500,396
14,021	Brady Corp., Class A	610,474
25,841	Cimpress PLC (Ireland)*(a)	1,880,966
16,435	Ennis, Inc.	305,855
79,546	HNI Corp.	1,936,150
54,582	Kimball International, Inc., Class B	669,721
12,174	McGrath RentCorp	664,092
4,138	MSA Safety, Inc.	465,649
299,774	Pitney Bowes, Inc.	1,058,202
34,066	Steelcase, Inc., Class A	373,023

		8,464,528

Communications Equipment – 2.5%
58,487	Applied Optoelectronics, Inc.*(a)	626,981
53,820	Comtech Telecommunications Corp.	996,208
204,374	Extreme Networks, Inc.*	694,872
356,355	Harmonic, Inc.*	2,066,859
156,706	Infinera Corp.*	966,093
33,292	Inseego Corp.*	397,839
97,541	Lumentum Holdings, Inc.*	7,892,042
84,539	NETGEAR, Inc.*	2,027,245
9,660	NetScout Systems, Inc.*	255,797
12,225	Viavi Solutions, Inc.*	147,678

		16,071,614

Construction & Engineering – 0.7%
35,994	Aegion Corp.*	577,704
37,623	Arcosa, Inc.	1,402,209
122,956	Great Lakes Dredge & Dock Corp.*	1,086,931
32,235	MasTec, Inc.*	1,157,237
45,992	Tutor Perini Corp.*	321,944
27,325	WillScot Corp.*	318,336

		4,864,361

Construction Materials – 0.6%
249,576	Summit Materials, Inc., Class A*	3,771,093

Consumer Finance – 0.9%
5,374	Encore Capital Group, Inc.*	139,616
97,983	Enova International, Inc.*	1,571,647

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – (continued)
59,264	Nelnet, Inc., Class A	$2,853,562
43,708	PRA Group, Inc.*	1,212,460
11,603	Regional Management Corp.*	184,952

		5,962,237

Containers & Packaging – 0.0%
4,815	UFP Technologies, Inc.*	207,045

Distributors – 0.3%
63,952	Core-Mark Holding Co, Inc.	1,837,980

Diversified Consumer Services – 1.6%
58,001	American Public Education, Inc.*	1,494,686
64,461	Collectors Universe, Inc.	1,416,208
99,632	Houghton Mifflin Harcourt Co.*	159,411
32,700	K12, Inc.*	742,617
318,387	Laureate Education, Inc., Class A*	3,015,125
21,562	Perdoceo Education Corp.*	280,306
10,185	Strategic Education, Inc.	1,622,471
72,357	WW International, Inc.*	1,845,827

		10,576,651

Diversified Financial Services – 0.3%
170,202	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,943,707
111,148	On Deck Capital, Inc.*	134,489

		2,078,196

Diversified Telecommunication Services – 1.1%
39,879	Cincinnati Bell, Inc.*	584,227
36,761	Cogent Communications Holdings, Inc.	3,081,675
193,861	Consolidated Communications Holdings, Inc.*	1,215,508
28,396	Iridium Communications, Inc.*	639,052
395,614	ORBCOMM, Inc.*	1,044,421
111,952	Vonage Holdings Corp.*	935,919

		7,500,802

Electric Utilities – 1.1%
33,763	ALLETE, Inc.	1,943,398
1,276	MGE Energy, Inc.	82,506
6,806	PNM Resources, Inc.	275,575
97,611	Portland General Electric Co.	4,567,219

		6,868,698

Electrical Equipment – 0.5%
28,420	Atkore International Group, Inc.*	691,743
87,353	Bloom Energy Corp., Class A*	669,997
25,604	Encore Wire Corp.	1,172,151
37,708	Powell Industries, Inc.	956,652

		3,490,543

Electronic Equipment, Instruments & Components – 3.8%
96,809	Arlo Technologies, Inc.*	265,257
92,966	Belden, Inc.	3,178,508
77,700	Benchmark Electronics, Inc.	1,605,282
22,503	CTS Corp.	521,169

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
9,790	Fabrinet (Thailand)*	614,323
43,037	Itron, Inc.*	3,004,843
136,430	Knowles Corp.*	2,121,486
57,262	Methode Electronics, Inc.	1,719,005
44,629	Plexus Corp.*	2,797,792
102,578	Sanmina Corp.*	2,844,488
14,702	ScanSource, Inc.*	381,076
4,914	Tech Data Corp.*	691,105
182,313	TTM Technologies, Inc.*	2,113,008
121,190	Vishay Intertechnology, Inc.	2,010,542
44,179	Vishay Precision Group, Inc.*	1,021,418

		24,889,302

Energy Equipment & Services – 0.8%
59,314	Cactus, Inc., Class A	1,054,603
18,216	DMC Global, Inc.	470,155
212,204	Helix Energy Solutions Group, Inc.*	538,998
90,954	Matrix Service Co.*	949,560
10,500	Nabors Industries Ltd.(a)	154,665
32,601	Oceaneering International, Inc.*	167,569
57,211	SEACOR Holdings, Inc.*	1,616,783
56,876	Solaris Oilfield Infrastructure, Inc., Class A	389,032
78,812	US Silica Holdings, Inc.	151,319

		5,492,684

Entertainment – 0.0%
20,696	Gaia, Inc.*	188,127

Equity Real Estate Investment Trusts (REITs) – 10.6%
59,484	American Assets Trust, Inc. REIT	1,684,587
22,384	CareTrust REIT, Inc. REIT	368,888
180,473	Cedar Realty Trust, Inc. REIT	189,497
175,863	City Office REIT, Inc. REIT	1,776,216
14,514	Community Healthcare Trust, Inc. REIT	539,921
26,878	CorEnergy Infrastructure Trust, Inc. REIT	326,299
1,297	EastGroup Properties, Inc. REIT	137,482
134,606	Essential Properties Realty Trust, Inc. REIT	1,977,362
167,442	First Industrial Realty Trust, Inc. REIT	6,324,284
33,670	Franklin Street Properties Corp. REIT	183,165
80,496	Gladstone Commercial Corp. REIT	1,271,837
14,692	Global Medical REIT, Inc. REIT	153,091
44,840	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,255,072
6,239	Healthcare Realty Trust, Inc. REIT	183,364
255,577	Independence Realty Trust, Inc. REIT	2,573,660
66,115	Kite Realty Group Trust REIT	676,357
341,796	Lexington Realty Trust REIT	3,571,768
19,685	Monmouth Real Estate Investment Corp. REIT	267,519
5,399	National Health Investors, Inc. REIT	297,269
28,320	NexPoint Residential Trust, Inc. REIT	851,582
78,012	Office Properties Income Trust REIT	2,137,529
182,363	Pebblebrook Hotel Trust REIT	2,159,178

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
292,124	Physicians Realty Trust REIT	$4,504,552
119,584	Piedmont Office Realty Trust, Inc., Class A REIT	2,074,782
25,647	PotlatchDeltic Corp. REIT	900,466
2,735	PS Business Parks, Inc. REIT	353,061
48,561	QTS Realty Trust, Inc., Class A REIT	3,036,519
212,925	Retail Opportunity Investments Corp. REIT	2,066,437
105,953	Retail Value, Inc. REIT	1,533,140
111,834	Rexford Industrial Realty, Inc. REIT	4,553,881
52,799	RLJ Lodging Trust REIT	490,503
116,526	RPT Realty REIT	794,707
28,700	Ryman Hospitality Properties, Inc. REIT	1,014,258
347,357	Sabra Health Care REIT, Inc. REIT	4,453,117
9,684	Saul Centers, Inc. REIT	315,892
184,453	STAG Industrial, Inc. REIT	4,841,891
107,909	Terreno Realty Corp. REIT	5,915,571
10,616	UMH Properties, Inc. REIT	137,902
11,055	Universal Health Realty Income Trust REIT	1,182,443
147,412	Urban Edge Properties REIT	1,695,238
51,155	Whitestone REIT	346,831
52,601	Xenia Hotels & Resorts, Inc. REIT	510,230

		69,627,348

Food & Staples Retailing – 0.7%
55,896	Ingles Markets, Inc., Class A	2,282,233
22,005	Performance Food Group Co.*	645,847
26,034	Weis Markets, Inc.	1,302,481

		4,230,561

Food Products – 1.8%
122,833	B&G Foods, Inc.(a)	2,385,417
2,289	Calavo Growers, Inc.	132,762
161,810	Darling Ingredients, Inc.*	3,331,668
30,964	Fresh Del Monte Produce, Inc.	882,784
24,124	J&J Snack Foods Corp.	3,064,472
4,991	John B. Sanfilippo & Son, Inc.	409,911
40,058	Tootsie Roll Industries, Inc.	1,407,237

		11,614,251

Gas Utilities – 0.9%
33,188	New Jersey Resources Corp.	1,121,091
6,632	Northwest Natural Holding Co.	431,743
3,034	ONE Gas, Inc.	241,840
49,123	Southwest Gas Holdings, Inc.	3,723,523
7,437	Spire, Inc.	542,604

		6,060,801

Health Care Equipment & Supplies – 0.6%
5,870	CryoLife, Inc.*	131,077
22,435	GenMark Diagnostics, Inc.*	280,662
5,071	Globus Medical, Inc., Class A*	240,670
15,599	Haemonetics Corp.*	1,774,854
31,005	Invacare Corp.	233,157
1,467	LivaNova PLC*	77,927

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
20,700	Natus Medical, Inc.*	517,293
5,193	Quidel Corp.*	721,827

		3,977,467

Health Care Providers & Services – 0.4%
71,735	Community Health Systems, Inc.*	217,357
25,384	Magellan Health, Inc.*	1,541,570
7,791	National HealthCare Corp.	532,671
24,283	Tenet Healthcare Corp.*	490,031

		2,781,629

Health Care Technology – 0.6%
14,899	Computer Programs and Systems, Inc.	358,023
65,373	Inovalon Holdings, Inc., Class A*	1,144,028
8,718	Livongo Health, Inc.*(a)	348,807
22,169	Schrodinger, Inc.*	1,028,642
5,386	Simulations Plus, Inc.	204,937
3,053	Teladoc Health, Inc.*	502,493
13,396	Vocera Communications, Inc.*	253,988

		3,840,918

Hotels, Restaurants & Leisure – 1.3%
134,648	Denny’s Corp.*	1,517,483
69,158	Everi Holdings, Inc.*	342,332
10,837	Jack in the Box, Inc.	653,471
32,362	Marriott Vacations Worldwide Corp.	2,686,046
103,306	Red Rock Resorts, Inc., Class A	1,132,234
5,416	Texas Roadhouse, Inc.	255,040
18,482	Wingstop, Inc.	2,167,384

		8,753,990

Household Durables – 1.9%
14,594	Century Communities, Inc.*	312,604
70,819	GoPro, Inc., Class A*(a)	249,283
29,485	KB Home	773,686
94,443	M/I Homes, Inc.*	2,404,519
35,927	MDC Holdings, Inc.	1,050,865
6,538	Meritage Homes Corp.*	343,637
38,259	Sonos, Inc.*	391,007
88,780	Taylor Morrison Home Corp.*	1,291,749
11,860	TopBuild Corp.*	1,105,233
273,427	TRI Pointe Group, Inc.*	3,138,942
38,960	Universal Electronics, Inc.*	1,608,269

		12,669,794

Household Products – 0.2%
39,530	Central Garden & Pet Co., Class A*	1,202,107

Insurance – 3.9%
210,540	American Equity Investment Life Holding Co.	4,425,551
38,397	AMERISAFE, Inc.	2,444,737
51,479	Argo Group International Holdings Ltd.	1,820,297
48,448	CNO Financial Group, Inc.	681,179
986	eHealth, Inc.*	105,206
3,851	Enstar Group Ltd. (Bermuda)*	556,932

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
22,196	FBL Financial Group, Inc., Class A	$867,420
550,598	Genworth Financial, Inc., Class A*	1,998,671
39,652	Goosehead Insurance, Inc., Class A*	2,226,063
19,493	HCI Group, Inc.	811,883
1,019	Investors Title Co.	136,444
239,269	MBIA, Inc.*	1,947,650
4,694	National Western Life Group, Inc., Class A	904,675
20,616	Selective Insurance Group, Inc.	1,033,480
92,092	Stewart Information Services Corp.	2,934,051
55,945	Third Point Reinsurance Ltd. (Bermuda)*	416,231
69,705	Trupanion, Inc.*(a)	2,084,876

		25,395,346

Interactive Media & Services – 0.2%
166,989	Cars.com, Inc.*	865,003
13,307	EverQuote, Inc., Class A*	518,574
30,613	TrueCar, Inc.*	78,369

		1,461,946

Internet & Direct Marketing Retail – 0.7%
42,859	PetMed Express, Inc.	1,695,930
128,976	Quotient Technology, Inc.*	926,048
201,251	Rubicon Project, Inc. (The)*	1,442,970
8,610	Shutterstock, Inc.	327,180
2,537	Stamps.com, Inc.*	401,531

		4,793,659

IT Services – 1.7%
230,049	Conduent, Inc.*	579,723
60,361	Hackett Group, Inc. (The)	895,154
80,683	Limelight Networks, Inc.*	409,063
11,010	LiveRamp Holdings, Inc.*	416,839
57,974	Perficient, Inc.*	2,019,234
263,220	Perspecta, Inc.	5,677,655
5,401	Sykes Enterprises, Inc.*	154,631
7,243	TTEC Holdings, Inc.	282,332
28,522	Virtusa Corp.*	941,226

		11,375,857

Leisure Products – 0.5%
15,544	Acushnet Holdings Corp.	425,906
20,602	Clarus Corp.	220,029
2,662	Johnson Outdoors, Inc., Class A	181,974
57,165	Vista Outdoor, Inc.*	578,510
74,348	YETI Holdings, Inc.*	2,052,748

		3,459,167

Life Sciences Tools & Services – 0.3%
14,521	Medpace Holdings, Inc.*	1,159,647
17,205	Syneos Health, Inc.*	959,867

		2,119,514

Machinery – 2.1%
16,204	Albany International Corp., Class A	828,673
34,551	Altra Industrial Motion Corp.	964,318

Common Stocks – (continued)
Machinery – (continued)
41,845	Barnes Group, Inc.	1,606,011
36,094	Columbus McKinnon Corp.	977,425
12,507	Douglas Dynamics, Inc.	462,259
29,928	Federal Signal Corp.	805,961
8,288	Franklin Electric Co., Inc.	421,030
42,005	Miller Industries, Inc.	1,276,112
27,625	Mueller Industries, Inc.	715,487
20,418	Mueller Water Products, Inc., Class A	193,767
43,767	Navistar International Corp.*	1,040,342
2,773	Proto Labs, Inc.*	281,709
100,402	Rexnord Corp.	2,737,963
3,500	SPX FLOW, Inc.*	113,995
132,730	Wabash National Corp.	1,088,386

		13,513,438

Marine – 0.2%
196,475	Costamare, Inc. (Monaco)	986,305

Media – 1.6%
16,741	Cardlytics, Inc.*	752,508
147,443	Liberty Latin America Ltd., Class A (Chile)*	1,577,640
289,737	Liberty Latin America Ltd., Class C (Chile)*	2,995,881
149,738	MSG Networks, Inc., Class A*	1,778,887
72,820	National CineMedia, Inc.	240,306
92,379	Scholastic Corp.	2,685,458
124,726	WideOpenWest, Inc.*	738,378

		10,769,058

Metals & Mining – 1.9%
102,052	Allegheny Technologies, Inc.*	766,410
66,124	Carpenter Technology Corp.	1,465,969
38,137	Coeur Mining, Inc.*	160,557
65,505	Haynes International, Inc.	1,447,660
615,702	Hecla Mining Co.	1,619,296
18,686	Kaiser Aluminum Corp.	1,349,690
56,112	Materion Corp.	2,903,235
34,472	Novagold Resources, Inc. (Canada)*	385,742
26,846	Ryerson Holding Corp.*	124,029
87,651	Worthington Industries, Inc.	2,317,492

		12,540,080

Mortgage Real Estate Investment Trusts (REITs) – 1.7%
490,448	Anworth Mortgage Asset Corp. REIT	843,571
131,880	Apollo Commercial Real Estate Finance, Inc. REIT	1,074,822
167,597	Arlington Asset Investment Corp., Class A REIT	474,300
70,524	ARMOUR Residential REIT, Inc. REIT	623,432
73,584	Blackstone Mortgage Trust, Inc., Class A REIT	1,731,432
237,177	Capstead Mortgage Corp. REIT	1,230,949
43,414	Colony Credit Real Estate, Inc. REIT	208,821
40,085	Granite Point Mortgage Trust, Inc. REIT	199,623
86,152	Great Ajax Corp. REIT	749,522

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
179,317	Invesco Mortgage Capital, Inc. REIT	$545,124
167,498	Ladder Capital Corp. REIT	1,331,609
333,438	New York Mortgage Trust, Inc. REIT	726,895
35,000	PennyMac Mortgage Investment Trust REIT	364,000
90,321	Redwood Trust, Inc. REIT	370,316
118,789	TPG RE Finance Trust, Inc. REIT	913,487

		11,387,903

Multiline Retail – 0.2%
56,913	Big Lots, Inc.	1,334,610

Multi-Utilities – 1.8%
118,389	Avista Corp.	5,095,463
23,603	Black Hills Corp.	1,461,970
43,337	NorthWestern Corp.	2,500,111
51,060	Unitil Corp.	2,568,829

		11,626,373

Oil, Gas & Consumable Fuels – 3.8%
140,346	Ardmore Shipping Corp. (Ireland)	923,477
100,730	Brigham Minerals, Inc., Class A	1,298,410
198,613	Clean Energy Fuels Corp.*	428,011
32,624	CVR Energy, Inc.	778,082
475,586	DHT Holdings, Inc.	3,452,754
102,851	Dorian LPG Ltd.*	976,056
107,867	GasLog Ltd. (Monaco)	498,346
20,905	Green Plains, Inc.	122,712
114,242	International Seaways, Inc.	2,764,656
158,776	Matador Resources Co.*(a)	1,117,783
290,835	Nordic American Tankers Ltd.(a)	1,750,827
167,313	Oasis Petroleum, Inc.*(a)	117,772
33,879	Par Pacific Holdings, Inc.*	329,304
121,868	Renewable Energy Group, Inc.*	3,023,545
31,024	Scorpio Tankers, Inc. (Monaco)(a)	679,115
24,627	SFL Corp. Ltd. (Norway)	278,039
229,406	SM Energy Co.(a)	929,094
87,499	Teekay Corp. (Bermuda)*	325,496
105,306	Teekay Tankers Ltd., Class A (Bermuda)*	2,138,765
121,835	World Fuel Services Corp.	3,045,875

		24,978,119

Paper & Forest Products – 1.1%
84,905	Boise Cascade Co.	2,654,979
23,639	Clearwater Paper Corp.*	565,918
43,549	Louisiana-Pacific Corp.	870,980
145,582	PH Glatfelter Co.	2,125,497
21,081	Schweitzer-Mauduit International, Inc.	679,230

		6,896,604

Personal Products – 0.1%
6,293	Medifast, Inc.	477,513

Pharmaceuticals – 1.2%
13,321	ANI Pharmaceuticals, Inc.*	532,973
8,985	Axsome Therapeutics, Inc.*	853,845

Common Stocks – (continued)
Pharmaceuticals – (continued)
4,330	Cara Therapeutics, Inc.*	64,171
23,387	Corcept Therapeutics, Inc.*	296,080
187,978	Innoviva, Inc.*	2,665,528
10,705	Intra-Cellular Therapies, Inc.*	189,157
110,275	Kala Pharmaceuticals, Inc.*(a)	1,098,339
22,728	NGM Biopharmaceuticals, Inc.*	415,013
57,086	Omeros Corp.*(a)	948,769
12,600	Phibro Animal Health Corp., Class A	336,546
3,790	Reata Pharmaceuticals, Inc., Class A*	599,426

		7,999,847

Professional Services – 0.8%
8,609	ASGN, Inc.*	399,888
7,436	Exponent, Inc.	522,974
13,915	Franklin Covey Co.*	288,736
3,446	FTI Consulting, Inc.*	438,883
43,474	Huron Consulting Group, Inc.*	2,436,283
1,377	ICF International, Inc.	101,265
4,000	Insperity, Inc.	190,840
71,980	Resources Connection, Inc.	783,142

		5,162,011

Real Estate Management & Development – 0.4%
136,827	Kennedy-Wilson Holdings, Inc.	1,936,102
151,314	Newmark Group, Inc., Class A	587,098

		2,523,200

Road & Rail – 0.5%
96,667	Marten Transport Ltd.	2,167,274
6,715	Saia, Inc.*	621,272
4,971	Werner Enterprises, Inc.	199,436

		2,987,982

Semiconductors & Semiconductor Equipment – 3.6%
46,588	Ambarella, Inc.*	2,449,597
237,520	Amkor Technology, Inc.*	2,346,698
77,770	Cirrus Logic, Inc.*	5,879,412
12,772	Cohu, Inc.	211,121
136,855	FormFactor, Inc.*	3,188,721
17,003	Inphi Corp.*	1,641,470
32,938	Power Integrations, Inc.	3,371,204
165,685	Rambus, Inc.*	2,076,033
29,454	Synaptics, Inc.*	1,925,997
5,305	Ultra Clean Holdings, Inc.*	97,559
16,474	Veeco Instruments, Inc.*	180,061

		23,367,873

Software – 1.0%
23,625	Blackline, Inc.*	1,434,982
7,735	MicroStrategy, Inc., Class A*	977,163
6,405	OneSpan, Inc.*	107,604
14,892	Qualys, Inc.*	1,570,212
2,610	ShotSpotter, Inc.*	89,706
15,869	SPS Commerce, Inc.*	880,888
57,977	SVMK, Inc.*	910,239
74,943	Telenav, Inc.*	349,984

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
19,984	VirnetX Holding Corp.*	$111,111

		6,431,889

Specialty Retail – 3.3%
6,129	Aaron’s, Inc.	195,576
32,316	Asbury Automotive Group, Inc.*	2,181,330
82,137	Bed Bath & Beyond, Inc.(a)	508,428
46,485	Caleres, Inc.	376,993
19,506	Cato Corp. (The), Class A	219,638
90,918	GameStop Corp., Class A*(a)	520,960
16,767	Group 1 Automotive, Inc.	948,845
43,344	Hudson Ltd., Class A*	212,386
15,111	Lithia Motors, Inc., Class A	1,670,672
4,858	MarineMax, Inc.*	70,004
51,090	Murphy USA, Inc.*	5,456,412
44,209	National Vision Holdings, Inc.*	1,171,539
826,336	Office Depot, Inc.	1,834,466
112,351	Sally Beauty Holdings, Inc.*	1,090,928
4,208	Sleep Number Corp.*	125,819
108,219	Sonic Automotive, Inc., Class A	2,319,133
184,070	Sportsman’s Warehouse Holdings, Inc.*	1,317,941
83,684	Tilly’s, Inc., Class A	492,899
52,145	Zumiez, Inc.*	1,102,345

		21,816,314

Technology Hardware, Storage & Peripherals – 0.0%
11,294	3D Systems Corp.*	95,886

Textiles, Apparel & Luxury Goods – 0.8%
16,566	Crocs, Inc.*	401,725
86,481	G-III Apparel Group Ltd.*	979,830
37,907	Kontoor Brands, Inc.	735,775
44,727	Movado Group, Inc.	461,135
5,631	Steven Madden Ltd.	141,169
112,867	Wolverine World Wide, Inc.	2,312,645

		5,032,279

Thrifts & Mortgage Finance – 2.7%
50,396	Axos Financial, Inc.*	1,161,628
69,237	Essent Group Ltd.	1,891,555
8,934	Federal Agricultural Mortgage Corp., Class C	595,272
16,039	Luther Burbank Corp.	172,580
148,622	Meridian Bancorp, Inc.	1,750,767
5,742	Meta Financial Group, Inc.	105,768
14,392	Mr Cooper Group, Inc.*	137,875
90,272	PennyMac Financial Services, Inc.	2,723,506
172,461	Radian Group, Inc.	2,583,466
56,009	Walker & Dunlop, Inc.	2,152,426
90,790	Washington Federal, Inc.	2,427,725
63,269	WSFS Financial Corp.	1,846,189

		17,548,757

Trading Companies & Distributors – 1.4%
103,567	Foundation Building Materials, Inc.*	1,211,734
41,878	GMS, Inc.*	769,718

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
114,560	H&E Equipment Services, Inc.	1,862,746
326,729	MRC Global, Inc.*	1,751,267
262,125	NOW, Inc.*	1,617,311
6,969	Rush Enterprises, Inc., Class A	261,337
56,607	Triton International Ltd. (Bermuda)	1,753,685
17,871	Veritiv Corp.*	167,451

		9,395,249

Water Utilities – 0.2%
6,164	Cadiz, Inc.*	65,770
32,414	California Water Service Group	1,456,037

		1,521,807

TOTAL COMMON STOCKS
(Cost $718,277,774)		$639,446,548

Shares	Dividend Rate	Value

Investment Company – 1.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,789,206	0.233%	$7,789,206
(Cost $7,789,206)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $726,066,980)		$647,235,754

Securities Lending Reinvestment Vehicle – 2.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
13,122,270	0.233%	$13,122,270
(Cost $13,122,270)

TOTAL INVESTMENTS – 100.6%
(Cost $739,189,250)		$660,358,024

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(3,580,515)

NET ASSETS – 100.0%		$656,777,509

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-mini Russell 2000 Index	234	06/19/20	$14,174,203	$1,114,187

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Aerospace & Defense – 0.5%
5,048	Hexcel Corp.	$174,611
24,221	Raytheon Technologies Corp.	1,569,763
8,590	Teledyne Technologies, Inc.*	2,797,505

		4,541,879

Automobiles – 0.5%
122,930	General Motors Co.	2,740,110
1,674	Tesla, Inc.*	1,308,867

		4,048,977

Banks – 3.4%
444,981	Bank of America Corp.	10,701,793
55,291	Citigroup, Inc.	2,684,931
141,467	Citizens Financial Group, Inc.	3,167,446
52,356	East West Bancorp, Inc.	1,836,125
27,123	First Hawaiian, Inc.	477,094
65,519	First Horizon National Corp.	594,913
23,174	JPMorgan Chase & Co.	2,219,142
31,633	PacWest Bancorp	640,252
50,851	Popular, Inc.	1,962,340
5,714	Prosperity Bancshares, Inc.	342,440
7,380	Signature Bank	790,988
15,193	SVB Financial Group*	2,934,832
5,864	Webster Financial Corp.	165,658
36,246	Western Alliance Bancorp	1,300,506

		29,818,460

Beverages – 0.6%
2,151	Brown-Forman Corp., Class B	133,792
81,341	Monster Beverage Corp.*	5,027,687

		5,161,479

Biotechnology – 4.1%
154,640	AbbVie, Inc.	12,711,408
7,506	Alexion Pharmaceuticals, Inc.*	806,670
21,654	Biogen, Inc.*	6,427,557
2,951	Bluebird Bio, Inc.*	159,000
110,528	Gilead Sciences, Inc.	9,284,352
24,347	Incyte Corp.*	2,377,728
6,972	Regeneron Pharmaceuticals, Inc.*	3,666,435

		35,433,150

Building Products – 0.7%
4,048	Allegion PLC	406,986
185,067	Johnson Controls International PLC	5,387,300
3,436	Trane Technologies PLC	300,375

		6,094,661

Capital Markets – 2.9%
3,409	Cboe Global Markets, Inc.	338,786
56,593	Charles Schwab Corp. (The)	2,134,688
59,263	CME Group, Inc.	10,561,259
6,522	Intercontinental Exchange, Inc.	583,393
487	MarketAxess Holdings, Inc.	221,590
2,863	Moody’s Corp.	698,286
37,143	S&P Global, Inc.	10,878,442

		25,416,444

Common Stocks – (continued)
Chemicals – 2.2%
16,637	Air Products and Chemicals, Inc.	3,752,974
100,135	Axalta Coating Systems Ltd.*	1,976,665
14,335	CF Industries Holdings, Inc.	394,213
38,202	Corteva, Inc.	1,000,510
8,739	Linde PLC (United Kingdom)	1,607,889
19,178	Sherwin-Williams Co. (The)	10,286,504

		19,018,755

Commercial Services & Supplies – 0.8%
13,121	Cintas Corp.	2,910,631
1,336	Republic Services, Inc.	104,662
47,537	Waste Connections, Inc.	4,083,904

		7,099,197

Communications Equipment – 1.1%
4,802	Arista Networks, Inc.*	1,053,078
194,997	Cisco Systems, Inc.	8,263,973

		9,317,051

Construction Materials – 0.0%
1,001	Martin Marietta Materials, Inc.	190,420

Consumer Finance – 1.1%
211,075	Ally Financial, Inc.	3,459,519
17,848	Discover Financial Services	766,928
8,319	OneMain Holdings, Inc.	201,403
240,964	Synchrony Financial	4,768,678

		9,196,528

Containers & Packaging – 0.3%
74,872	Amcor PLC	671,602
23,040	Ball Corp.	1,511,193

		2,182,795

Diversified Consumer Services – 0.1%
2,790	Bright Horizons Family Solutions, Inc.*	324,896
5,707	frontdoor, Inc.*	220,918
621	Graham Holdings Co., Class B	242,196

		788,010

Diversified Financial Services – 3.0%
115,858	Berkshire Hathaway, Inc., Class B*	21,707,155
92,810	Voya Financial, Inc.	4,192,228

		25,899,383

Diversified Telecommunication Services – 0.1%
123,669	CenturyLink, Inc.	1,313,365

Electric Utilities – 0.9%
122,590	FirstEnergy Corp.	5,059,289
13,554	NextEra Energy, Inc.	3,132,601

		8,191,890

Electrical Equipment – 0.5%
26,649	AMETEK, Inc.	2,235,052
43,039	Emerson Electric Co.	2,454,514

		4,689,566

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 1.1%
95,152	Keysight Technologies, Inc.*	$9,207,859

Energy Equipment & Services – 0.2%
169,891	TechnipFMC PLC (United Kingdom)	1,513,729

Entertainment – 0.8%
14,346	Netflix, Inc.*	6,023,168
7,105	Roku, Inc.*	861,339
1,105	Spotify Technology SA*	167,485

		7,051,992

Equity Real Estate Investment Trusts (REITs) – 4.4%
84,854	American Homes 4 Rent, Class A REIT	2,048,376
1,716	AvalonBay Communities, Inc. REIT	279,622
32,850	Brixmor Property Group, Inc. REIT	376,132
42,566	Camden Property Trust REIT	3,748,788
10,730	CyrusOne, Inc. REIT	752,709
6,396	Douglas Emmett, Inc. REIT	195,014
230,818	Duke Realty Corp. REIT	8,009,385
54,043	Empire State Realty Trust, Inc., Class A REIT	451,799
95,038	Equity LifeStyle Properties, Inc. REIT	5,731,742
5,360	Equity Residential REIT	348,722
13,076	Essex Property Trust, Inc. REIT	3,191,852
43,483	Healthcare Trust of America, Inc., Class A REIT	1,070,986
5,826	Hudson Pacific Properties, Inc. REIT	143,203
237,941	Invitation Homes, Inc. REIT	5,627,305
2,828	Mid-America Apartment Communities, Inc. REIT	316,510
18,697	SBA Communications Corp. REIT	5,420,634
1,348	Sun Communities, Inc. REIT	181,171

		37,893,950

Food & Staples Retailing – 3.3%
14,521	Casey’s General Stores, Inc.	2,198,625
42,562	Costco Wholesale Corp.	12,896,286
129,504	Walgreens Boots Alliance, Inc.	5,606,228
63,024	Walmart, Inc.	7,660,567

		28,361,706

Health Care Equipment & Supplies – 2.8%
28,922	Abbott Laboratories	2,663,427
8,595	Align Technology, Inc.*	1,846,636
45,267	Edwards Lifesciences Corp.*	9,845,572
59,831	Medtronic PLC	5,841,301
10,761	STERIS PLC	1,533,442
7,678	Teleflex, Inc.	2,575,201

		24,305,579

Health Care Providers & Services – 4.7%
8,454	AmerisourceBergen Corp.	757,986
31,350	Anthem, Inc.	8,800,885
28,370	Cardinal Health, Inc.	1,403,748
37,793	Cigna Corp.	7,399,113
23,075	HCA Healthcare, Inc.	2,535,481
14,125	Humana, Inc.	5,393,207

Common Stocks – (continued)
Health Care Providers & Services – (continued)
26,142	UnitedHealth Group, Inc.	7,645,751
61,084	Universal Health Services, Inc., Class B	6,455,968

		40,392,139

Hotels, Restaurants & Leisure – 1.4%
6,684	Chipotle Mexican Grill, Inc.*	5,872,228
8,579	Domino’s Pizza, Inc.	3,104,997
14,140	International Game Technology PLC	106,616
12,396	McDonald’s Corp.	2,324,994
3,111	Yum China Holdings, Inc. (China)	150,759
10,834	Yum! Brands, Inc.	936,383

		12,495,977

Household Durables – 0.2%
28,646	D.R. Horton, Inc.	1,352,664

Household Products – 2.2%
8,808	Church & Dwight Co., Inc.	616,472
157,874	Procter & Gamble Co. (The)	18,608,608

		19,225,080

Independent Power and Renewable Electricity Producers – 0.1%
80,730	AES Corp. (The)	1,069,673

Industrial Conglomerates – 0.8%
903,004	General Electric Co.	6,140,427
1,911	Roper Technologies, Inc.	651,709

		6,792,136

Insurance – 2.0%
35,733	Allstate Corp. (The)	3,634,761
25,892	American Financial Group, Inc.	1,715,086
31,863	Aon PLC	5,501,784
59,139	Athene Holding Ltd., Class A*	1,596,753
11,787	Brighthouse Financial, Inc.*	303,044
5,615	Fidelity National Financial, Inc.	151,886
24,141	Lincoln National Corp.	856,281
1,191	Primerica, Inc.	123,757
16,388	Reinsurance Group of America, Inc.	1,715,496
84,976	Unum Group	1,482,831

		17,081,679

Interactive Media & Services – 5.5%
7,281	Alphabet, Inc., Class A*	9,805,323
16,103	Alphabet, Inc., Class C*	21,717,472
76,482	Facebook, Inc., Class A*	15,656,630
6,888	Pinterest, Inc., Class A*	142,306
10,815	Snap, Inc., Class A*	190,452

		47,512,183

Internet & Direct Marketing Retail – 5.5%
18,630	Amazon.com, Inc.*	46,090,620
35,711	eBay, Inc.	1,422,369

		47,512,989

IT Services – 4.9%
7,662	Amdocs Ltd.	493,739

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
17,358	Automatic Data Processing, Inc.	$2,546,245
6,387	Booz Allen Hamilton Holding Corp.	469,061
59,011	Cognizant Technology Solutions Corp., Class A	3,423,818
11,721	FleetCor Technologies, Inc.*	2,827,691
49,224	International Business Machines Corp.	6,180,566
2,537	Mastercard, Inc., Class A	697,599
16,986	Okta, Inc.*	2,569,982
95,879	PayPal Holdings, Inc.*	11,793,117
38,829	VeriSign, Inc.*	8,134,287
17,540	Visa, Inc., Class A	3,134,749
10,722	Western Union Co. (The)	204,469

		42,475,323

Life Sciences Tools & Services – 1.5%
21,704	Illumina, Inc.*	6,924,227
32,206	IQVIA Holdings, Inc.*	4,592,253
1,706	Mettler-Toledo International, Inc.*	1,228,218
15,194	QIAGEN NV*	633,438

		13,378,136

Machinery – 0.7%
4,907	AGCO Corp.	259,286
10,203	Flowserve Corp.	287,418
19,222	Illinois Tool Works, Inc.	3,123,575
8,609	Otis Worldwide Corp.*	438,284
12,723	Snap-on, Inc.	1,657,680

		5,766,243

Media – 3.5%
16,772	Charter Communications, Inc., Class A*	8,305,998
352,588	Comcast Corp., Class A	13,267,886
15,590	Liberty Broadband Corp., Class C*	1,912,581
367,006	Liberty Global PLC, Class C (United Kingdom)*	6,719,880

		30,206,345

Metals & Mining – 0.1%
6,957	Royal Gold, Inc.	852,441
6,309	Southern Copper Corp. (Peru)	204,664

		1,057,105

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
22,049	Chimera Investment Corp. REIT	171,321

Multiline Retail – 1.4%
14,444	Dollar General Corp.	2,532,033
90,401	Target Corp.	9,920,606

		12,452,639

Multi-Utilities – 2.5%
63,171	CMS Energy Corp.	3,606,432
28,317	Consolidated Edison, Inc.	2,231,380
66,839	DTE Energy Co.	6,933,878
171,671	Public Service Enterprise Group, Inc.	8,705,436

		21,477,126

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.7%
66,557	Chevron Corp.	6,123,244
78,767	EOG Resources, Inc.	3,742,220
10,252	Kinder Morgan, Inc.	156,138
76,738	Marathon Petroleum Corp.	2,461,755
6,668	ONEOK, Inc.	199,573
21,843	Pioneer Natural Resources Co.	1,950,798
20,640	Targa Resources Corp.	267,495
13,299	Williams Cos., Inc. (The)	257,602

		15,158,825

Pharmaceuticals – 2.3%
40,279	Horizon Therapeutics PLC*	1,451,655
44,640	Johnson & Johnson	6,697,786
120,676	Merck & Co., Inc.	9,574,434
61,557	Pfizer, Inc.	2,361,326

		20,085,201

Professional Services – 1.1%
4,632	CoStar Group, Inc.*	3,002,740
49,313	IHS Markit Ltd.	3,318,765
36,903	TransUnion	2,907,588

		9,229,093

Road & Rail – 1.7%
11,336	Norfolk Southern Corp.	1,939,590
2,891	Old Dominion Freight Line, Inc.	420,033
78,548	Union Pacific Corp.	12,551,185

		14,910,808

Semiconductors & Semiconductor Equipment – 2.9%
40,675	Advanced Micro Devices, Inc.*	2,130,963
24,161	Applied Materials, Inc.	1,200,319
13,726	Intel Corp.	823,286
10,105	Lam Research Corp.	2,579,604
51,290	NVIDIA Corp.	14,991,041
32,106	QUALCOMM, Inc.	2,525,779
5,376	Universal Display Corp.	807,045

		25,058,037

Software – 7.7%
10,112	Adobe, Inc.*	3,576,008
19,842	Fortinet, Inc.*	2,137,777
311,624	Microsoft Corp.	55,846,137
29,426	Oracle Corp.	1,558,695
7,354	Palo Alto Networks, Inc.*	1,445,134
9,664	Workday, Inc., Class A*	1,487,290
5,748	Zscaler, Inc.*	385,576

		66,436,617

Specialty Retail – 2.2%
1,942	Best Buy Co., Inc.	149,010
66,816	Home Depot, Inc. (The)	14,688,161
27,824	Lowe’s Cos, Inc.	2,914,564
3,350	O’Reilly Automotive, Inc.*	1,294,239

		19,045,974

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 6.1%
180,353	Apple, Inc.	$52,987,711

Tobacco – 0.6%
132,143	Altria Group, Inc.	5,186,613

Trading Companies & Distributors – 0.0%
4,115	WESCO International, Inc.*	106,455

TOTAL INVESTMENTS – 98.7%
(Cost $722,111,378)		$855,360,917

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		11,366,472

NET ASSETS – 100.0%		$866,727,389

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund
Assets:
Investments in unaffiliated issuers, at value (cost $1,208,527,538, $358,065,067 and $625,893,584, respectively)(a)	$1,658,674,657	$343,602,620	$554,188,455
Investments in securities lending reinvestment vehicle, at value which equals cost	424,340	119,900	4,716,670
Cash	11,708,229	2,363,043	1,880,498
Receivables:
Investments sold	46,614,322	—	3,737
Fund shares sold	1,890,052	285,684	1,205,706
Dividends	794,302	385,162	131,352
Reimbursement from investment adviser	39,389	31,713	43,674
Securities lending income	48	3	4,979
Collateral on certain derivative contracts(b)	—	—	56,860
Other assets	95,064	66,461	68,302
Total assets	1,720,240,403	346,854,586	562,300,233

Liabilities:
Variation margin on futures contracts	—	—	15,690
Payables:
Investments purchased	42,313,382	—	—
Fund shares redeemed	2,328,841	836,288	2,798,532
Management fees	647,039	141,904	334,585
Upon return of securities loaned	424,340	119,900	4,716,670
Distribution and Service fees and Transfer Agency fees	216,817	48,407	43,735
Accrued expenses	385,628	210,286	267,638
Total liabilities	46,316,047	1,356,785	8,176,850

Net Assets:
Paid-in capital	1,284,809,163	391,061,127	663,555,988
Total distributable earnings (loss)	389,115,193	(45,563,326)	(109,432,605)
NET ASSETS	$1,673,924,356	$345,497,801	$554,123,383
Net Assets:
Class A	$265,535,051	$51,298,131	$37,978,021
Class C	37,329,326	10,005,385	5,697,159
Institutional	646,306,803	92,365,004	240,142,437
Service	37,379,545	5,745,471	2,623,773
Investor	312,321,267	90,952,845	59,890,136
Class P	50,733,081	28,058,207	80,996,367
Class R	26,560,228	4,520,561	12,844,374
Class R6	297,759,055	62,552,197	113,951,116
Total Net Assets	$1,673,924,356	$345,497,801	$554,123,383
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	8,514,966	2,841,138	1,860,961
Class C	1,365,467	559,276	329,435
Institutional	19,955,387	5,123,232	11,290,096
Service	1,218,856	316,790	130,816
Investor	10,165,785	5,058,151	2,952,471
Class P	1,568,071	1,557,224	3,808,279
Class R	875,021	252,085	645,463
Class R6	9,198,872	3,469,799	5,356,698
Net asset value, offering and redemption price per share:(c)
Class A	$31.18	$18.06	$20.41
Class C	27.34	17.89	17.29
Institutional	32.39	18.03	21.27
Service	30.67	18.14	20.06
Investor	30.72	17.98	20.28
Class P	32.35	18.02	21.27
Class R	30.35	17.93	19.90
Class R6	32.37	18.03	21.27

(a)	Includes loaned securities having a market value of $392,539, $101,310 and $4,492,364, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures

Small Cap Equity Insights	$56,860

(c)	Maximum public offering price per share for Class A Shares of the Large Cap Growth Insights, Large Cap Value Insights and Small Cap Equity Insights Funds is $32.99, $19.11 and $21.60, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2020 (Unaudited)

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund
Assets:
Investments in unaffiliated issuers, at value (cost $1,008,457,248, $718,277,774 and $722,111,378, respectively)(a)	$961,782,244	$639,446,548	$855,360,917
Investments in affiliated issuers, at value (cost $0, $7,789,206 and $0, respectively)	—	7,789,206	—
Investments in securities lending reinvestment vehicle, at value which equals cost	7,572,066	13,122,270	—
Cash	14,539,711	11,199,749	12,159,063
Receivables:
Investments sold	14,460,063	10,553,507	23,411,720
Fund shares sold	1,826,797	1,009,932	734,759
Collateral on certain derivative contracts(b)	767,570	1,837,540	—
Dividends	82,914	207,007	565,171
Reimbursement from investment adviser	61,659	52,279	41,498
Securities lending income	4,119	12,353	—
Other assets	79,027	90,733	75,310
Total assets	1,001,176,170	685,321,124	892,348,438

Liabilities:
Variation margin on futures contracts	253,655	611,910	—
Payables:
Investments purchased	15,976,040	13,063,639	23,720,527
Upon return of securities loaned	7,572,066	13,122,270	—
Fund shares redeemed	2,820,889	1,114,308	1,040,356
Management fees	580,562	323,820	348,560
Distribution and Service fees and Transfer Agency fees	84,986	61,075	145,147
Accrued expenses	379,916	246,593	366,459
Total liabilities	27,668,114	28,543,615	25,621,049

Net Assets:
Paid-in capital	1,059,527,397	779,076,653	785,990,532
Total distributable earnings (loss)	(86,019,341)	(122,299,144)	80,736,857
NET ASSETS	$973,508,056	$656,777,509	$866,727,389
Net Assets:
Class A	$49,974,126	$94,427,455	$269,242,192
Class C	6,693,803	5,468,186	14,409,945
Institutional	275,909,630	153,561,040	239,943,721
Service	—	—	5,163,179
Investor	357,244,206	230,244,039	83,065,883
Class P	9,049,084	29,908,560	210,354,617
Class R	7,670,191	6,877,874	37,858,678
Class R6	266,967,016	136,290,355	6,689,174
Total Net Assets	$973,508,056	$656,777,509	$866,727,389
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,685,116	3,184,001	5,698,590
Class C	305,243	269,105	342,129
Institutional	7,754,057	3,821,287	4,915,917
Service	—	—	109,915
Investor	11,667,494	7,809,755	1,783,700
Class P	254,179	744,487	4,313,427
Class R	270,738	236,807	816,964
Class R6	7,498,432	3,392,392	137,165
Net asset value, offering and redemption price per share:(c)
Class A	$29.66	$29.66	$47.25
Class C	21.93	20.32	42.12
Institutional	35.58	40.19	48.81
Service	—	—	46.97
Investor	30.62	29.48	46.57
Class P	35.60	40.17	48.77
Class R	28.33	29.04	46.34
Class R6	35.60	40.18	48.77

(a)	Includes loaned securities having a market value of $7,190,667, $12,158,432 and $–, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures
Small Cap Growth Insights	$767,570

Small Cap Value Insights	1,837,540

(c)	Maximum public offering price per share for Class A Shares of the Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds is $31.39, $31.39 and $50.00, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Operations

For the Six Months Ended April 30, 2020 (Unaudited)

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $6,242, $5,814 and $13,967, respectively)	$10,073,963	$5,010,941	$3,830,262

Dividends — affiliated issuers	763	1,521	41,656

Securities lending income — affiliated issuer	60,662	1,366	41,988

Total investment income	10,135,388	5,013,828	3,913,909

Expenses:

Management fees	4,596,573	1,082,139	2,624,104

Transfer Agency fees(a)	828,599	205,339	213,235

Distribution and Service fees(a)	634,237	147,627	134,117

Custody, accounting and administrative services	114,534	58,838	81,084

Printing and mailing costs	109,745	41,426	45,443

Service Share fees — Service Plan	58,030	8,537	3,516

Service Share fees — Shareholder Administration Plan	58,030	8,537	3,516

Professional fees	49,503	49,504	49,504

Registration fees	19,606	39,185	42,412

Trustee fees	10,023	8,872	9,085

Other	25,430	8,830	15,738

Total expenses	6,504,310	1,658,834	3,221,754

Less — expense reductions	(293,429)	(198,803)	(235,131)

Net expenses	6,210,881	1,460,031	2,986,623

NET INVESTMENT INCOME	3,924,507	3,553,797	927,283

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments	(53,104,020)	(23,829,919)	(26,522,260)

Futures contracts	(195,658)	309,441	(2,707,251)

Net change in unrealized gain (loss) on:

Investments	94,136,346	(40,758,316)	(115,604,354)

Futures contracts	—	—	222,789

Net realized and unrealized gain (loss)	40,836,668	(64,278,794)	(144,611,076)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,761,175	$(60,724,997)	$(143,683,793)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Large Cap Growth Insights	$358,781	$200,888	$74,568	$243,971	$34,151	$141,765	$9,285	$319,707	$7,541	$25,353	$46,826
Large Cap Value Insights	75,526	59,553	12,548	51,357	10,124	22,317	1,366	100,595	4,848	4,266	10,466
Small Cap Equity Insights	60,649	36,030	37,438	41,241	6,125	54,397	562	62,658	14,718	12,729	20,805

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2020 (Unaudited)

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,593, $20,926 and $12,344, respectively)	$3,464,575	$5,015,477	$8,321,164

Dividends — affiliated issuers	31,915	69,867	7,969

Securities lending income — affiliated issuer	57,817	31,514	4,607

Total investment income	3,557,576	5,116,858	8,333,740

Expenses:

Management fees	4,366,015	2,291,669	2,488,321

Transfer Agency fees(a)	502,821	246,302	470,981

Printing and mailing costs	166,039	51,859	100,510

Distribution and Service fees(a)	159,423	202,396	539,853

Custody, accounting and administrative services	100,165	79,189	86,491

Professional fees	49,503	49,502	49,503

Registration fees	27,423	48,086	29,641

Trustee fees	9,452	8,977	9,298

Service Share fees — Service Plan	—	—	8,034

Service Share fees — Shareholder Administration Plan	—	—	8,034

Other	31,776	20,174	23,847

Total expenses	5,412,617	2,998,154	3,814,513

Less — expense reductions	(367,350)	(255,441)	(281,718)

Net expenses	5,045,267	2,742,713	3,532,795

NET INVESTMENT INCOME (LOSS)	(1,487,691)	2,374,145	4,800,945

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments	(39,053,314)	(37,880,395)	(39,546,768)

Futures contracts	3,386,152	(3,832,513)	255,674

Net change in unrealized gain (loss) on:

Investments	(122,208,257)	(111,049,982)	4,589,667

Futures contracts	1,108,929	705,986	—

Net realized and unrealized loss	(156,766,490)	(152,056,904)	(34,701,427)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(158,254,181)	$(149,682,759)	$(29,900,482)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Small Cap Growth Insights	$84,963	$38,595	$35,865	$57,774	$6,561	$64,805	$—	$315,556	$1,782	$12,194	$44,149
Small Cap Value Insights	147,014	36,158	19,224	99,970	6,147	36,920	—	70,867	6,388	6,536	19,474
U.S. Equity Insights	358,209	76,721	104,923	243,581	13,043	53,417	1,285	88,256	34,415	35,674	1,310

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

	Large Cap Growth Insights Fund		Large Cap Value Insights Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:

Net investment income	$3,924,507	$12,022,707	$3,553,797	$8,266,546

Net realized gain (loss)	(53,299,678)	67,769,530	(23,520,478)	(5,618,538)

Net change in unrealized gain (loss)	94,136,346	147,817,520	(40,758,316)	24,942,599

Net increase (decrease) in net assets resulting from operations	44,761,175	227,609,757	(60,724,997)	27,590,607

Distributions to shareholders:

From distributable earnings:

Class A Shares	(11,437,017)	(27,564,725)	(436,922)	(4,045,532)

Class C Shares	(1,652,223)	(4,973,335)	(38,428)	(634,798)

Institutional Shares	(30,583,438)	(67,332,090)	(1,024,478)	(8,978,283)

Service Shares	(1,907,093)	(4,268,995)	(43,462)	(592,566)

Investor Shares	(16,644,105)	(35,840,025)	(1,011,484)	(6,499,108)

Class P Shares	(2,075,071)	(3,340,204)	(307,857)	(1,984,309)

Class R Shares	(1,215,415)	(2,118,839)	(30,313)	(346,593)

Class R6 Shares	(12,792,716)	(30,834,650)	(654,231)	(10,049,072)

Total distributions to shareholders	(78,307,078)	(176,272,883)	(3,547,175)	(33,130,261)

From share transactions:

Proceeds from sales of shares	233,553,731	674,755,517	50,734,012	313,186,552

Reinvestment of distributions	69,749,290	159,092,941	3,370,898	30,462,643

Cost of shares redeemed	(548,736,598)	(990,901,692)	(97,396,343)	(357,980,026)

Net decrease in net assets resulting from share transactions	(245,433,577)	(157,053,234)	(43,291,433)	(14,330,831)

TOTAL DECREASE	(278,979,480)	(105,716,360)	(107,563,605)	(19,870,485)

Net assets:

Beginning of period	1,952,903,836	2,058,620,196	453,061,406	472,931,891

End of period	$1,673,924,356	$1,952,903,836	$345,497,801	$453,061,406

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Equity Insights Fund		Small Cap Growth Insights Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:

Net investment income (loss)	$927,283	$3,000,138	$(1,487,691)	$(896,597)

Net realized gain (loss)	(29,229,511)	(8,624,564)	(35,667,162)	12,785,720

Net change in unrealized gain (loss)	(115,381,565)	53,942,051	(121,099,328)	61,026,644

Net increase (decrease) in net assets resulting from operations	(143,683,793)	48,317,625	(158,254,181)	72,915,767

Distributions to shareholders:

From distributable earnings:

Class A Shares	(108,619)	(2,973,498)	(1,157,729)	(8,979,679)

Class C Shares	—	(464,085)	(152,869)	(1,069,015)

Institutional Shares	(1,626,736)	(11,437,346)	(3,974,277)	(27,575,852)

Service Shares	(3,071)	(124,376)	—	—

Investor Shares	(374,689)	(2,425,323)	(5,138,376)	(31,017,003)

Class P Shares	(596,984)	(3,278,915)	(145,698)	(778,940)

Class R Shares	—	(786,446)	(284,681)	(2,101,140)

Class R6 Shares	(850,889)	(9,476,064)	(3,615,584)	(14,097,427)

Total distributions to shareholders	(3,560,988)	(30,966,053)	(14,469,214)	(85,619,056)

From share transactions:

Proceeds from sales of shares	134,204,591	382,161,015	189,907,205	549,336,651

Reinvestment of distributions	3,490,560	30,650,153	14,049,097	84,301,544

Cost of shares redeemed	(142,018,403)	(300,885,593)	(218,800,176)	(321,356,916)

Net increase (decrease) in net assets resulting from share transactions	(4,323,252)	111,925,575	(14,843,874)	312,281,279

TOTAL INCREASE (DECREASE)	(151,568,033)	129,277,147	(187,567,269)	299,577,990

Net assets:

Beginning of period	705,691,416	576,414,269	1,161,075,325	861,497,335

End of period	$554,123,383	$705,691,416	$973,508,056	$1,161,075,325

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Insights Fund		U.S. Equity Insights Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:

Net investment income	$2,374,145	$3,524,458	$4,800,945	$17,119,702

Net realized loss	(41,712,908)	(3,519,243)	(39,291,094)	(12,531,144)

Net change in unrealized gain (loss)	(110,343,996)	37,195,393	4,589,667	112,092,449

Net increase (decrease) in net assets resulting from operations	(149,682,759)	37,200,608	(29,900,482)	116,681,007

Distributions to shareholders:

From distributable earnings:

Class A Shares	(827,588)	(10,543,077)	(4,157,726)	(11,514,034)

Class C Shares	(32,365)	(844,101)	(140,003)	(572,348)

Institutional Shares	(1,458,393)	(4,776,734)	(4,700,529)	(34,531,169)

Service Shares	—	—	(95,840)	(218,665)

Investor Shares	(694,092)	(1,907,349)	(1,879,914)	(4,499,108)

Class P Shares	(358,606)	(2,877,391)	(4,032,946)	(6,101,132)

Class R Shares	(61,450)	(225,486)	(507,892)	(1,722,455)

Class R6 Shares	(897,586)	(1,908,993)	(169,754)	(1,352,886)

Total distributions to shareholders	(4,330,080)	(23,083,131)	(15,684,604)	(60,511,797)

From share transactions:

Proceeds from sales of shares	362,073,980	372,978,518	101,860,000	475,796,540

Reinvestment of distributions	4,217,944	22,702,592	15,415,026	59,440,795

Cost of shares redeemed	(123,790,329)	(106,350,529)	(221,520,260)	(1,128,321,651)

Net increase (decrease) in net assets resulting from share transactions	242,501,595	289,330,581	(104,245,234)	(593,084,316)

TOTAL INCREASE (DECREASE)	88,488,756	303,448,058	(149,830,320)	(536,915,106)

Net assets:

Beginning of period	568,288,753	264,840,695	1,016,557,709	1,553,472,815

End of period	$656,777,509	$568,288,753	$866,727,389	$1,016,557,709

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$31.54		$31.05	$30.36	$23.44	$23.13	$21.57

Net investment income(a)	0.03		0.10	0.10	0.10	0.11	0.16

Net realized and unrealized gain	0.83		3.00	1.96	6.93	0.33	1.55

Total from investment operations	0.86		3.10	2.06	7.03	0.44	1.71

Distributions to shareholders from net investment income	(0.10)		(0.09)	(0.08)	(0.11)	(0.13)	(0.15)

Distributions to shareholders from net realized gains	(1.12)		(2.52)	(1.29)	—	—	—

Total distributions	(1.22)		(2.61)	(1.37)	(0.11)	(0.13)	(0.15)

Net asset value, end of period	$31.18		$31.54	$31.05	$30.36	$23.44	$23.13

Total Return(b)	2.68%		11.28%	6.95%	30.11%	1.93%	7.96%

Net assets, end of period (in 000’s)	$265,535		$301,506	$317,418	$316,689	$254,036	$200,634

Ratio of net expenses to average net assets	0.92	%(c)	0.93%	0.92%	0.95%	0.96%	0.96%

Ratio of total expenses to average net assets	0.95	%(c)	0.97%	0.95%	1.10%	1.15%	1.16%

Ratio of net investment income to average net assets	0.17	%(c)	0.33%	0.32%	0.38%	0.49%	0.72%

Portfolio turnover rate(d)	104%		192%	188%	196%	254%	222%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$27.79		$27.78	$27.42	$21.23	$21.02	$19.67

Net investment loss(a)	(0.08)		(0.10)	(0.12)	(0.09)	(0.05)	(0.01)

Net realized and unrealized gain	0.75		2.63	1.77	6.28	0.30	1.41

Total from investment operations	0.67		2.53	1.65	6.19	0.25	1.40

Distributions to shareholders from net investment income	—		—	—	—	(0.04)	(0.05)

Distributions to shareholders from net realized gains	(1.12)		(2.52)	(1.29)	—	—	—

Total distributions	(1.12)		(2.52)	(1.29)	—	(0.04)	(0.05)

Net asset value, end of period	$27.34		$27.79	$27.78	$27.42	$21.23	$21.02

Total Return(b)	2.34%		10.42%	6.18%	29.16%	1.18%	7.12%

Net assets, end of period (in 000’s)	$37,329		$42,004	$56,046	$63,500	$48,610	$49,658

Ratio of net expenses to average net assets	1.67	%(c)	1.68%	1.67%	1.70%	1.71%	1.71%

Ratio of total expenses to average net assets	1.70	%(c)	1.72%	1.70%	1.85%	1.90%	1.91%

Ratio of net investment loss to average net assets	(0.60	)%(c)	(0.40)%	(0.42)%	(0.37)%	(0.25)%	(0.05)%

Portfolio turnover rate(d)	104%		192%	188%	196%	254%	222%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$32.77		$32.17	$31.39	$24.21	$23.86	$22.22

Net investment income(a)	0.09		0.23	0.23	0.22	0.21	0.26

Net realized and unrealized gain	0.88		3.09	2.02	7.15	0.34	1.60

Total from investment operations	0.97		3.32	2.25	7.37	0.55	1.86

Distributions to shareholders from net investment income	(0.23)		(0.20)	(0.18)	(0.19)	(0.20)	(0.22)

Distributions to shareholders from net realized gains	(1.12)		(2.52)	(1.29)	—	—	—

Total distributions	(1.35)		(2.72)	(1.47)	(0.19)	(0.20)	(0.22)

Net asset value, end of period	$32.39		$32.77	$32.17	$31.39	$24.21	$23.86

Total Return(b)	2.90%		11.70%	7.38%	30.63%	2.35%	8.41%

Net assets, end of period (in 000’s)	$646,307		$760,316	$806,091	$897,009	$448,961	$493,322

Ratio of net expenses to average net assets	0.54	%(c)	0.54%	0.53%	0.56%	0.56%	0.56%

Ratio of total expenses to average net assets	0.57	%(c)	0.58%	0.56%	0.70%	0.75%	0.76%

Ratio of net investment income to average net assets	0.56	%(c)	0.72%	0.71%	0.78%	0.89%	1.13%

Portfolio turnover rate(d)	104%		192%	188%	196%	254%	222%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Service Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$31.02		$30.53	$29.94	$23.15	$22.89	$21.41

Net investment income(a)	0.01		0.07	0.07	0.04	0.08	0.13

Net realized and unrealized gain	0.83		2.95	1.92	6.88	0.33	1.55

Total from investment operations	0.84		3.02	1.99	6.92	0.41	1.68

Distributions to shareholders from net investment income	(0.07)		(0.01)	(0.11)	(0.13)	(0.15)	(0.20)

Distributions to shareholders from net realized gains	(1.12)		(2.52)	(1.29)	—	—	—

Total distributions	(1.19)		(2.53)	(1.40)	(0.13)	(0.15)	(0.20)

Net asset value, end of period	$30.67		$31.02	$30.53	$29.94	$23.15	$22.89

Total Return(b)	2.63%		11.15%	6.82%	30.04%	1.82%	7.88%

Net assets, end of period (in 000’s)	$37,380		$50,445	$53,347	$67,450	$12,517	$3,096

Ratio of net expenses to average net assets	1.04	%(c)	1.04%	1.03%	1.05%	1.06%	1.06%

Ratio of total expenses to average net assets	1.07	%(c)	1.08%	1.06%	1.19%	1.26%	1.26%

Ratio of net investment income to average net assets	0.05	%(c)	0.22%	0.21%	0.17%	0.34%	0.60%

Portfolio turnover rate(d)	104%		192%	188%	196%	254%	222%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Investor Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$31.13		$30.69	$30.03	$23.19	$22.88	$21.36

Net investment income(a)	0.07		0.17	0.18	0.16	0.17	0.22

Net realized and unrealized gain	0.83		2.95	1.93	6.86	0.32	1.52

Total from investment operations	0.90		3.12	2.11	7.02	0.49	1.74

Distributions to shareholders from net investment income	(0.19)		(0.16)	(0.16)	(0.18)	(0.18)	(0.22)

Distributions to shareholders from net realized gains	(1.12)		(2.52)	(1.29)	—	—	—

Total distributions	(1.31)		(2.68)	(1.45)	(0.18)	(0.18)	(0.22)

Net asset value, end of period	$30.72		$31.13	$30.69	$30.03	$23.19	$22.88

Total Return(b)	2.82%		11.56%	7.23%	30.43%	2.18%	8.21%

Net assets, end of period (in 000’s)	$312,321		$401,677	$415,757	$365,836	$48,133	$36,001

Ratio of net expenses to average net assets	0.67	%(c)	0.68%	0.67%	0.70%	0.71%	0.71%

Ratio of total expenses to average net assets	0.70	%(c)	0.72%	0.70%	0.84%	0.90%	0.91%

Ratio of net investment income to average net assets	0.43	%(c)	0.58%	0.56%	0.59%	0.74%	0.97%

Portfolio turnover rate(d)	104%		192%	188%	196%	254%	222%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$32.74		$32.15	$32.07

Net investment income(b)	0.09		0.22	0.12

Net realized and unrealized gain (loss)	0.88		3.10	(0.04)

Total from investment operations	0.97		3.32	0.08

Distributions to shareholders from net investment income	(0.24)		(0.21)	—

Distributions to shareholders from net realized gains	(1.12)		(2.52)	—

Total distributions	(1.36)		(2.73)	—

Net asset value, end of period	$32.35		$32.74	$32.15

Total Return(c)	2.89%		11.71%	0.25%

Net assets, end of period (in 000’s)	$50,733		$49,099	$39,938

Ratio of net expenses to average net assets	0.53	%(d)	0.53%	0.52	%(d)

Ratio of total expenses to average net assets	0.56	%(d)	0.57%	0.56	%(d)

Ratio of net investment income to average net assets	0.56	%(d)	0.71%	0.66	%(d)

Portfolio turnover rate(e)	104%		192%	188%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Class R Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$30.73		$30.30	$29.67	$22.93	$22.71	$21.25

Net investment income (loss)(a)	(0.01)		0.02	0.02	0.04	0.05	0.09

Net realized and unrealized gain	0.82		2.93	1.92	6.78	0.32	1.55

Total from investment operations	0.81		2.95	1.94	6.82	0.37	1.64

Distributions to shareholders from net investment income	(0.07)		—	(0.02)	(0.08)	(0.15)	(0.18)

Distributions to shareholders from net realized gains	(1.12)		(2.52)	(1.29)	—	—	—

Total distributions	(1.19)		(2.52)	(1.31)	(0.08)	(0.15)	(0.18)

Net asset value, end of period	$30.35		$30.73	$30.30	$29.67	$22.93	$22.71

Total Return(b)	2.56%		10.98%	6.69%	29.81%	1.66%	7.73%

Net assets, end of period (in 000’s)	$26,560		$34,397	$25,893	$29,734	$20,635	$10,660

Ratio of net expenses to average net assets	1.17	%(c)	1.18%	1.17%	1.20%	1.21%	1.21%

Ratio of total expenses to average net assets	1.20	%(c)	1.22%	1.20%	1.35%	1.40%	1.41%

Ratio of net investment income (loss) to average net assets	(0.08	)%(c)	0.05%	0.08%	0.14%	0.22%	0.39%

Portfolio turnover rate(d)	104%		192%	188%	196%	254%	222%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$32.75		$32.15	$31.38	$24.21	$23.86	$23.90

Net investment income(b)	0.09		0.23	0.24	0.21	0.18	0.06

Net realized and unrealized gain (loss)	0.88		3.10	2.01	7.16	0.38	(0.10)

Total from investment operations	0.97		3.33	2.25	7.37	0.56	(0.04)

Distributions to shareholders from net investment income	(0.23)		(0.21)	(0.19)	(0.20)	(0.21)	—

Distributions to shareholders from net realized gains	(1.12)		(2.52)	(1.29)	—	—	—

Total distributions	(1.35)		(2.73)	(1.48)	(0.20)	(0.21)	—

Net asset value, end of period	$32.37		$32.75	$32.15	$31.38	$24.21	$23.86

Total Return(c)	2.91%		11.72%	7.37%	30.64%	2.38%	(0.17)%

Net assets, end of period (in 000’s)	$297,759		$313,461	$344,129	$133,877	$8,208	$10

Ratio of net expenses to average net assets	0.53	%(d)	0.53%	0.52%	0.54%	0.54%	0.54	%(d)

Ratio of total expenses to average net assets	0.56	%(d)	0.57%	0.55%	0.67%	0.74%	0.74	%(d)

Ratio of net investment income to average net assets	0.56	%(d)	0.75%	0.71%	0.74%	0.72%	1.00	%(d)

Portfolio turnover rate(e)	104%		192%	188%	196%	254%	222%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$21.27		$21.59	$21.01	$17.27	$16.92	$16.86

Net investment income(a)	0.15		0.28	0.25	0.27	0.23	0.24

Net realized and unrealized gain (loss)	(3.21)		0.75	0.56	3.77	0.33	0.06

Total from investment operations	(3.06)		1.03	0.81	4.04	0.56	0.30

Distributions to shareholders from net investment income	(0.15)		(0.29)	(0.23)	(0.30)	(0.21)	(0.24)

Distributions to shareholders from net realized gains	—		(1.06)	—	—	—	—

Total distributions	(0.15)		(1.35)	(0.23)	(0.30)	(0.21)	(0.24)

Net asset value, end of period	$18.06		$21.27	$21.59	$21.01	$17.27	$16.92

Total Return(b)	(14.43)%		5.30%	3.82%	23.51%	3.35%	1.82%

Net assets, end of period (in 000’s)	$51,298		$65,556	$62,349	$63,848	$60,942	$62,150

Ratio of net expenses to average net assets	0.94	%(c)	0.95%	0.95%	0.96%	0.96%	0.96%

Ratio of total expenses to average net assets	1.04	%(c)	1.07%	1.03%	1.10%	1.15%	1.12%

Ratio of net investment income to average net assets	1.48	%(c)	1.36%	1.13%	1.37%	1.36%	1.39%

Portfolio turnover rate(d)	94%		225%	202%	208%	229%	221%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$21.06		$21.39	$20.82	$17.12	$16.78	$16.71

Net investment income(a)	0.07		0.12	0.08	0.11	0.10	0.11

Net realized and unrealized gain (loss)	(3.17)		0.75	0.55	3.75	0.33	0.07

Total from investment operations	(3.10)		0.87	0.63	3.86	0.43	0.18

Distributions to shareholders from net investment income	(0.07)		(0.14)	(0.06)	(0.16)	(0.09)	(0.11)

Distributions to shareholders from net realized gains	—		(1.06)	—	—	—	—

Total distributions	(0.07)		(1.20)	(0.06)	(0.16)	(0.09)	(0.11)

Net asset value, end of period	$17.89		$21.06	$21.39	$20.82	$17.12	$16.78

Total Return(b)	(14.75)%		4.53%	3.00%	22.59%	2.56%	1.11%

Net assets, end of period (in 000’s)	$10,005		$12,694	$10,058	$10,601	$13,437	$15,658

Ratio of net expenses to average net assets	1.70	%(c)	1.70%	1.70%	1.71%	1.71%	1.71%

Ratio of total expenses to average net assets	1.79	%(c)	1.82%	1.78%	1.85%	1.90%	1.87%

Ratio of net investment income to average net assets	0.74	%(c)	0.61%	0.37%	0.59%	0.61%	0.64%

Portfolio turnover rate(d)	94%		225%	202%	208%	229%	221%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$21.24		$21.57	$20.99	$17.25	$16.91	$16.85

Net investment income(a)	0.19		0.36	0.33	0.35	0.29	0.31

Net realized and unrealized gain (loss)	(3.21)		0.74	0.56	3.77	0.32	0.06

Total from investment operations	(3.02)		1.10	0.89	4.12	0.61	0.37

Distributions to shareholders from net investment income	(0.19)		(0.37)	(0.31)	(0.38)	(0.27)	(0.31)

Distributions to shareholders from net realized gains	—		(1.06)	—	—	—	—

Total distributions	(0.19)		(1.43)	(0.31)	(0.38)	(0.27)	(0.31)

Net asset value, end of period	$18.03		$21.24	$21.57	$20.99	$17.25	$16.91

Total Return(b)	(14.27)%		5.68%	4.22%	24.02%	3.69%	2.24%

Net assets, end of period (in 000’s)	$92,365		$120,417	$122,587	$261,684	$341,830	$296,403

Ratio of net expenses to average net assets	0.56	%(c)	0.57%	0.56%	0.56%	0.56%	0.56%

Ratio of total expenses to average net assets	0.66	%(c)	0.68%	0.64%	0.70%	0.75%	0.72%

Ratio of net investment income to average net assets	1.85	%(c)	1.74%	1.52%	1.78%	1.73%	1.81%

Portfolio turnover rate(d)	94%		225%	202%	208%	229%	221%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Service Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$21.36		$21.67	$21.09	$17.34	$16.99	$16.92

Net investment income(a)	0.14		0.27	0.22	0.25	0.21	0.22

Net realized and unrealized gain (loss)	(3.23)		0.75	0.56	3.79	0.33	0.07

Total from investment operations	(3.09)		1.02	0.78	4.04	0.54	0.29

Distributions to shareholders from net investment income	(0.13)		(0.27)	(0.20)	(0.29)	(0.19)	(0.22)

Distributions to shareholders from net realized gains	—		(1.06)	—	—	—	—

Total distributions	(0.13)		(1.33)	(0.20)	(0.29)	(0.19)	(0.22)

Net asset value, end of period	$18.14		$21.36	$21.67	$21.09	$17.34	$16.99

Total Return(b)	(14.49)%		5.19%	3.70%	23.37%	3.22%	1.77%

Net assets, end of period (in 000’s)	$5,745		$7,554	$10,199	$8,403	$6,014	$7,271

Ratio of net expenses to average net assets	1.06	%(c)	1.07%	1.06%	1.06%	1.06%	1.06%

Ratio of total expenses to average net assets	1.16	%(c)	1.18%	1.14%	1.20%	1.24%	1.22%

Ratio of net investment income to average net assets	1.36	%(c)	1.28%	1.00%	1.28%	1.27%	1.29%

Portfolio turnover rate(d)	94%		225%	202%	208%	229%	221%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Investor Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$21.18		$21.51	$20.94	$17.22	$16.88	$16.81

Net investment income(a)	0.17		0.32	0.29	0.34	0.26	0.27

Net realized and unrealized gain (loss)	(3.20)		0.76	0.57	3.74	0.33	0.08

Total from investment operations	(3.03)		1.08	0.86	4.08	0.59	0.35

Distributions to shareholders from net investment income	(0.17)		(0.35)	(0.29)	(0.36)	(0.25)	(0.28)

Distributions to shareholders from net realized gains	—		(1.06)	—	—	—	—

Total distributions	(0.17)		(1.41)	(0.29)	(0.36)	(0.25)	(0.28)

Net asset value, end of period	$17.98		$21.18	$21.51	$20.94	$17.22	$16.88

Total Return(b)	(14.33)%		5.55%	4.07%	23.79%	3.57%	2.14%

Net assets, end of period (in 000’s)	$90,953		$134,069	$84,895	$29,871	$9,947	$5,425

Ratio of net expenses to average net assets	0.69	%(c)	0.70%	0.70%	0.71%	0.71%	0.71%

Ratio of total expenses to average net assets	0.79	%(c)	0.82%	0.78%	0.84%	0.90%	0.87%

Ratio of net investment income to average net assets	1.72	%(c)	1.58%	1.33%	1.70%	1.56%	1.60%

Portfolio turnover rate(d)	94%		225%	202%	208%	229%	221%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$21.23		$21.55	$21.87

Net investment income(b)	0.19		0.36	0.17

Net realized and unrealized gain (loss)	(3.21)		0.76	(0.33)

Total from investment operations	(3.02)		1.12	(0.16)

Distributions to shareholders from net investment income	(0.19)		(0.38)	(0.16)

Distributions to shareholders from net realized gains	—		(1.06)	—

Total distributions	(0.19)		(1.44)	(0.16)

Net asset value, end of period	$18.02		$21.23	$21.55

Total Return(c)	(14.27)%		5.74%	(0.77)%

Net assets, end of period (in 000’s)	$28,058		$33,601	$27,967

Ratio of net expenses to average net assets	0.55	%(d)	0.56%	0.55	%(d)

Ratio of total expenses to average net assets	0.65	%(d)	0.67%	0.65	%(d)

Ratio of net investment income to average net assets	1.84	%(d)	1.75%	1.38	%(d)

Portfolio turnover rate(e)	94%		225%	202%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Class R Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$21.12		$21.45	$20.88	$17.18	$16.84	$16.81

Net investment income(a)	0.12		0.23	0.19	0.24	0.18	0.18

Net realized and unrealized gain (loss)	(3.19)		0.74	0.56	3.73	0.33	0.08

Total from investment operations	(3.07)		0.97	0.75	3.97	0.51	0.26

Distributions to shareholders from net investment income	(0.12)		(0.24)	(0.18)	(0.27)	(0.17)	(0.23)

Distributions to shareholders from net realized gains	—		(1.06)	—	—	—	—

Total distributions	(0.12)		(1.30)	(0.18)	(0.27)	(0.17)	(0.23)

Net asset value, end of period	$17.93		$21.12	$21.45	$20.88	$17.18	$16.84

Total Return(b)	(14.56)%		5.01%	3.56%	23.19%	3.08%	1.56%

Net assets, end of period (in 000’s)	$4,521		$5,189	$5,651	$5,240	$1,877	$1,270

Ratio of net expenses to average net assets	1.19	%(c)	1.20%	1.20%	1.21%	1.21%	1.21%

Ratio of total expenses to average net assets	1.29	%(c)	1.32%	1.28%	1.34%	1.40%	1.37%

Ratio of net investment income to average net assets	1.23	%(c)	1.12%	0.88%	1.22%	1.07%	1.07%

Portfolio turnover rate(d)	94%		225%	202%	208%	229%	221%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$21.24		$21.56	$20.99	$17.25	$16.90	$17.23

Net investment income(b)	0.19		0.40	0.33	0.36	0.29	0.07

Net realized and unrealized gain (loss)	(3.21)		0.72	0.55	3.77	0.34	(0.32)

Total from investment operations	(3.02)		1.12	0.88	4.13	0.63	(0.25)

Distributions to shareholders from net investment income	(0.19)		(0.38)	(0.31)	(0.39)	(0.28)	(0.08)

Distributions to shareholders from net realized gains	—		(1.06)	—	—	—	—

Total distributions	(0.19)		(1.44)	(0.31)	(0.39)	(0.28)	(0.08)

Net asset value, end of period	$18.03		$21.24	$21.56	$20.99	$17.25	$16.90

Total Return(c)	(14.26)%		5.73%	4.19%	24.05%	3.76%	(1.41)%

Net assets, end of period (in 000’s)	$62,552		$73,981	$149,225	$75	$10	$10

Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.55%	0.55%	0.54%	0.58	%(d)

Ratio of total expenses to average net assets	0.65	%(d)	0.66%	0.62%	0.67%	0.74%	0.74	%(d)

Ratio of net investment income to average net assets	1.85	%(d)	1.84%	1.47%	1.81%	1.77%	1.62	%(d)

Portfolio turnover rate(e)	94%		225%	202%	208%	229%	221%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015
Per Share Data

Net asset value, beginning of period	$25.62		$25.74	$24.77		$19.73	$19.10	$18.25

Net investment income(a)	0.02		0.05	0.01	(b)	0.04	0.08	0.03

Net realized and unrealized gain (loss)	(5.18)		1.23	0.96		5.06	0.58	0.82

Total from investment operations	(5.16)		1.28	0.97		5.10	0.66	0.85

Distributions to shareholders from net investment income	(0.05)		—	—		(0.06)	(0.03)	—

Distributions to shareholders from net realized gains	—		(1.40)	—		—	—	—

Total distributions	(0.05)		(1.40)	—		(0.06)	(0.03)	—

Net asset value, end of period	$20.41		$25.62	$25.74		$24.77	$19.73	$19.10

Total Return(c)	(20.18)%		5.64%	3.92%		25.87%	3.44%	4.66%

Net assets, end of period (in 000’s)	$37,978		$53,503	$55,472		$41,945	$31,733	$34,680

Ratio of net expenses to average net assets	1.22	%(d)	1.23%	1.23%		1.24%	1.25%	1.26%

Ratio of total expenses to average net assets	1.30	%(d)	1.34%	1.31%		1.43%	1.49%	1.47%

Ratio of net investment income to average net assets	0.14	%(d)	0.19%	0.04	%(b)	0.16%	0.43%	0.15%

Portfolio turnover rate(e)	63%		140%	111%		137%	144%	127%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015
Per Share Data

Net asset value, beginning of period	$21.75		$22.23	$21.56		$17.25	$16.81	$16.18

Net investment loss(a)	(0.02)		(0.12)	(0.17	)(b)	(0.11)	(0.05)	(0.10)

Net realized and unrealized gain (loss)	(4.44)		1.04	0.84		4.42	0.49	0.73

Total from investment operations	(4.46)		0.92	0.67		4.31	0.44	0.63

Distributions to shareholders from net realized gains	—		(1.40)	—		—	—	—

Net asset value, end of period	$17.29		$21.75	$22.23		$21.56	$17.25	$16.81

Total Return(c)	(20.51)%		4.86%	3.16%		24.93%	2.61%	3.89%

Net assets, end of period (in 000’s)	$5,697		$7,785	$7,139		$9,439	$12,133	$14,153

Ratio of net expenses to average net assets	1.97	%(d)	1.98%	1.98%		1.99%	2.00%	2.01%

Ratio of total expenses to average net assets	2.05	%(d)	2.09%	2.06%		2.18%	2.24%	2.22%

Ratio of net investment loss to average net assets	(0.21	)%(d)	(0.57)%	(0.72	)%(b)	(0.56)%	(0.32)%	(0.60)%

Portfolio turnover rate(e)	63%		140%	111%		137%	144%	127%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015
Per Share Data

Net asset value, beginning of period	$26.74		$26.77	$25.73		$20.47	$19.84	$18.94

Net investment income(a)	0.04		0.14	0.12	(b)	0.13	0.17	0.11

Net realized and unrealized gain (loss)	(5.36)		1.29	0.99		5.27	0.57	0.86

Total from investment operations	(5.32)		1.43	1.11		5.40	0.74	0.97

Distributions to shareholders from net investment income	(0.15)		(0.06)	(0.07)		(0.14)	(0.11)	(0.07)

Distributions to shareholders from net realized gains	—		(1.40)	—		—	—	—

Total distributions	(0.15)		(1.46)	(0.07)		(0.14)	(0.11)	(0.07)

Net asset value, end of period	$21.27		$26.74	$26.77		$25.73	$20.47	$19.84

Total Return(c)	(20.03)%		6.03%	4.32%		26.44%	3.77%	5.13%

Net assets, end of period (in 000’s)	$240,142		$290,652	$212,229		$231,226	$176,644	$81,067

Ratio of net expenses to average net assets	0.84	%(d)	0.85%	0.84%		0.84%	0.85%	0.86%

Ratio of total expenses to average net assets	0.92	%(d)	0.96%	0.93%		1.03%	1.08%	1.07%

Ratio of net investment income to average net assets	0.31	%(d)	0.54%	0.43	%(b)	0.56%	0.84%	0.57%

Portfolio turnover rate(e)	63%		140%	111%		137%	144%	127%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Service Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015
Per Share Data

Net asset value, beginning of period	$25.17		$25.34	$24.41		$19.44	$18.82	$18.00

Net investment income (loss)(a)	0.01		0.01	(0.02	)(b)	0.01	0.06	0.02

Net realized and unrealized gain (loss)	(5.09)		1.22	0.95		5.00	0.56	0.80

Total from investment operations	(5.08)		1.23	0.93		5.01	0.62	0.82

Distributions to shareholders from net investment income	(0.03)		—	—		(0.04)	—	—

Distributions to shareholders from net realized gains	—		(1.40)	—		—	—	—

Total distributions	(0.03)		(1.40)	—		(0.04)	—	—

Net asset value, end of period	$20.06		$25.17	$25.34		$24.41	$19.44	$18.82

Total Return(c)	(20.22)%		5.52%	3.81%		25.77%	3.29%	4.56%

Net assets, end of period (in 000’s)	$2,624		$3,141	$2,031		$769	$651	$959

Ratio of net expenses to average net assets	1.34	%(d)	1.35%	1.34%		1.34%	1.35%	1.36%

Ratio of total expenses to average net assets	1.42	%(d)	1.45%	1.42%		1.53%	1.59%	1.58%

Ratio of net investment income (loss) to average net assets	0.08	%(d)	0.04%	(0.06	)%(b)	0.06%	0.31%	0.12%

Portfolio turnover rate(e)	63%		140%	111%		137%	144%	127%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Investor Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015
Per Share Data

Net asset value, beginning of period	$25.50		$25.62	$24.61		$19.61	$19.02	$18.14

Net investment income(a)	0.03		0.09	0.08	(b)	0.14	0.09	0.06

Net realized and unrealized gain (loss)	(5.13)		1.24	0.95		4.99	0.59	0.84

Total from investment operations	(5.10)		1.33	1.03		5.13	0.68	0.90

Distributions to shareholders from net investment income	(0.12)		(0.05)	(0.02)		(0.13)	(0.09)	(0.02)

Distributions to shareholders from net realized gains	—		(1.40)	—		—	—	—

Total distributions	(0.12)		(1.45)	(0.02)		(0.13)	(0.09)	(0.02)

Net asset value, end of period	$20.28		$25.50	$25.62		$24.61	$19.61	$19.02

Total Return(c)	(20.10)%		5.90%	4.19%		26.22%	3.63%	4.99%

Net assets, end of period (in 000’s)	$59,890		$74,881	$44,984		$2,684	$7,462	$1,119

Ratio of net expenses to average net assets	0.97	%(d)	0.99%	0.98%		0.99%	0.99%	1.01%

Ratio of total expenses to average net assets	1.05	%(d)	1.09%	1.06%		1.17%	1.22%	1.23%

Ratio of net investment income to average net assets	0.26	%(d)	0.40%	0.31	%(b)	0.60%	0.45%	0.32%

Portfolio turnover rate(e)	63%		140%	111%		137%	144%	127%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$26.74		$26.77	$27.21

Net investment income(b)	0.04		0.13	0.08	(c)

Net realized and unrealized gain (loss)	(5.36)		1.30	(0.52)

Total from investment operations	(5.32)		1.43	(0.44)

Distributions to shareholders from net investment income	(0.15)		(0.06)	—

Distributions to shareholders from net realized gains	—		(1.40)	—

Total distributions	(0.15)		(1.46)	—

Net asset value, end of period	$21.27		$26.74	$26.77

Total Return(d)	(20.03)%		6.06%	(1.62)%

Net assets, end of period (in 000’s)	$80,996		$106,039	$66,823

Ratio of net expenses to average net assets	0.83	%(e)	0.84%	0.83	%(e)

Ratio of total expenses to average net assets	0.91	%(e)	0.94%	0.92	%(e)

Ratio of net investment income to average net assets	0.32	%(e)	0.53%	0.48	%(c)(e)

Portfolio turnover rate(f)	63%		140%	111%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Class R Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015
Per Share Data

Net asset value, beginning of period	$24.96		$25.18	$24.29		$19.36	$18.78	$17.98

Net investment income (loss)(a)	—	(b)	(0.02)	(0.06	)(c)	(0.02)	0.03	(0.02)

Net realized and unrealized gain (loss)	(5.06)		1.20	0.95		4.98	0.55	0.82

Total from investment operations	(5.06)		1.18	0.89		4.96	0.58	0.80

Distributions to shareholders from net investment income	—		—	—		(0.03)	— (b)	—

Distributions to shareholders from net realized gains	—		(1.40)	—		—	—	—

Total distributions	—		(1.40)	—		(0.03)	—	—

Net asset value, end of period	$19.90		$24.96	$25.18		$24.29	$19.36	$18.78

Total Return(d)	(20.27)%		5.35%	3.66%		25.60%	3.11%	4.45%

Net assets, end of period (in 000’s)	$12,844		$16,562	$14,625		$15,284	$9,954	$8,986

Ratio of net expenses to average net assets	1.47	%(e)	1.48%	1.48%		1.49%	1.50%	1.51%

Ratio of total expenses to average net assets	1.55	%(e)	1.59%	1.56%		1.68%	1.74%	1.72%

Ratio of net investment income (loss) to average net assets	0.02	%(e)	(0.08)%	(0.22	)%(c)	(0.10)%	0.18%	(0.11)%

Portfolio turnover rate(f)	63%		140%	111%		137%	144%	127%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					Period Ended October 31, 2015(a)
			2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$26.74		$26.77	$25.73		$20.47	$19.84	$20.22

Net investment income(b)	0.04		0.16	0.13	(c)	0.11	0.17	0.02

Net realized and unrealized gain (loss)	(5.36)		1.27	0.99		5.29	0.58	(0.40)

Total from investment operations	(5.32)		1.43	1.12		5.40	0.75	(0.38)

Distributions to shareholders from net investment income	(0.15)		(0.06)	(0.08)		(0.14)	(0.12)	—

Distributions to shareholders from net realized gains	—		(1.40)	—		—	—	—

Total distributions	(0.15)		(1.46)	(0.08)		(0.14)	(0.12)	—

Net asset value, end of period	$21.27		$26.74	$26.77		$25.73	$20.47	$19.84

Total Return(d)	(20.03)%		6.05%	4.35%		26.45%	3.81%	(1.88)%

Net assets, end of period (in 000’s)	$113,951		$153,129	$173,112		$337	$35	$10

Ratio of net expenses to average net assets	0.83	%(e)	0.84%	0.83%		0.83%	0.83%	0.86	%(e)

Ratio of total expenses to average net assets	0.90	%(e)	0.94%	0.89%		1.02%	1.06%	1.06	%(e)

Ratio of net investment income to average net assets	0.32	%(e)	0.63%	0.45	%(c)	0.47%	0.85%	0.38	%(e)

Portfolio turnover rate(f)	63%		140%	111%		137%	144%	127%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Insights Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016		2015
Per Share Data

Net asset value, beginning of period	$35.08		$37.25	$36.71		$28.34	$31.15		$31.17

Net investment loss(a)	(0.23)		(0.12)	(0.13	)(b)	(0.07)	—	(c)	(0.10)

Net realized and unrealized gain (loss)	(4.70)		1.76	2.20		8.44	(0.12	)(d)	1.87

Total from investment operations	(4.93)		1.64	2.07		8.37	(0.12)		1.77

Distributions to shareholders from net investment income	—	(c)	—	—		—	—		—

Distributions to shareholders from net realized gains	(0.49)		(3.81)	(1.53)		—	(2.69)		(1.79)

Total distributions	(0.49)		(3.81)	(1.53)		—	(2.69)		(1.79)

Net asset value, end of period	$29.66		$35.08	$37.25		$36.71	$28.34		$31.15

Total Return(e)	(14.32)%		5.65%	5.87%		29.53%	(0.37)%		5.95%

Net assets, end of period (in 000’s)	$49,974		$84,557	$88,316		$77,969	$65,195		$43,647

Ratio of net expenses to average net assets	1.22	%(f)	1.24%	1.22%		1.22%	1.25%		1.26%

Ratio of total expenses to average net assets	1.29	%(f)	1.32%	1.32%		1.40%	1.51%		1.60%

Ratio of net investment loss to average net assets	(1.38	)%(f)	(0.36)%	(0.35	)%(b)	(0.21)%	—%		(0.33)%

Portfolio turnover rate(g)	60%		140%	127%		136%	139%		145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.12% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for during the period due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Insights Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016		2015
Per Share Data

Net asset value, beginning of period	$26.16		$28.98	$29.12		$22.64	$25.61		$26.12

Net investment loss(a)	(0.53)		(0.28)	(0.33	)(b)	(0.25)	(0.16)		(0.28)

Net realized and unrealized gain (loss)	(3.21)		1.27	1.72		6.73	(0.12	)(c)	1.56

Total from investment operations	(3.74)		0.99	1.39		6.48	(0.28)		1.28

Distributions to shareholders from net investment income	—	(d)	—	—		—	—		—

Distributions to shareholders from net realized gains	(0.49)		(3.81)	(1.53)		—	(2.69)		(1.79)

Total distributions	(0.49)		(3.81)	(1.53)		—	(2.69)		(1.79)

Net asset value, end of period	$21.93		$26.16	$28.98		$29.12	$22.64		$25.61

Total Return(e)	(14.66)%		4.92%	5.03%		28.62%	(1.14)%		5.18%

Net assets, end of period (in 000’s)	$6,694		$8,303	$8,179		$9,852	$7,420		$7,964

Ratio of net expenses to average net assets	1.98	%(f)	1.99%	1.97%		1.97%	2.00%		2.01%

Ratio of total expenses to average net assets	2.04	%(f)	2.07%	2.07%		2.15%	2.26%		2.36%

Ratio of net investment loss to average net assets	(4.32	)%(f)	(1.11)%	(1.09	)%(b)	(0.95)%	(0.74)%		(1.06)%

Portfolio turnover rate(g)	60%		140%	127%		136%	139%		145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.12% of average net assets.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for during the period due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016		2015
Per Share Data

Net asset value, beginning of period	$41.92		$43.56	$42.53		$32.76	$35.46		$35.10

Net investment income(a)	0.01		0.01	0.02	(c)	0.05	0.13		0.02

Net realized and unrealized gain (loss)	(5.86)		2.16	2.54		9.79	(0.14	)(d)	2.13

Total from investment operations	(5.85)		2.17	2.56		9.84	(0.01)		2.15

Distributions to shareholders from net investment income	—	(b)	—	—		(0.07)	—		—

Distributions to shareholders from net realized gains	(0.49)		(3.81)	(1.53)		—	(2.69)		(1.79)

Total distributions	(0.49)		(3.81)	(1.53)		(0.07)	(2.69)		(1.79)

Net asset value, end of period	$35.58		$41.92	$43.56		$42.53	$32.76		$35.46

Total Return(e)	(14.15)%		6.08%	6.26%		30.04%	0.01%		6.39%

Net assets, end of period (in 000’s)	$275,910		$349,348	$307,032		$265,199	$91,248		$64,023

Ratio of net expenses to average net assets	0.84	%(f)	0.85%	0.84%		0.85%	0.85%		0.86%

Ratio of total expenses to average net assets	0.91	%(f)	0.93%	0.93%		1.01%	1.11%		1.20%

Ratio of net investment income to average net assets	0.05	%(f)	0.02%	0.03	%(c)	0.13%	0.40%		0.06%

Portfolio turnover rate(g)	60%		140%	127%		136%	139%		145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.12% of average net assets.
(d)	The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for during the period due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Insights Fund
	Investor Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016		2015
Per Share Data

Net asset value, beginning of period	$36.16		$38.18	$37.50		$28.93	$31.68		$31.59

Net investment income (loss)(a)	(0.08)		(0.04)	(0.04	)(b)	— (c)	0.01		(0.04)

Net realized and unrealized gain (loss)	(4.97)		1.83	2.25		8.63	(0.07	)(d)	1.92

Total from investment operations	(5.05)		1.79	2.21		8.63	(0.06)		1.88

Distributions to shareholders from net investment income	—	(c)	—	—		(0.06)	—		—

Distributions to shareholders from net realized gains	(0.49)		(3.81)	(1.53)		—	(2.69)		(1.79)

Total distributions	(0.49)		(3.81)	(1.53)		(0.06)	(2.69)		(1.79)

Net asset value, end of period	$30.62		$36.16	$38.18		$37.50	$28.93		$31.68

Total Return(e)	(14.23)%		5.93%	6.13%		29.87%	(0.15)%		6.24%

Net assets, end of period (in 000’s)	$357,244		$378,807	$308,366		$192,860	$47,826		$4,683

Ratio of net expenses to average net assets	0.97	%(f)	0.99%	0.97%		0.96%	1.00%		1.01%

Ratio of total expenses to average net assets	1.04	%(f)	1.07%	1.07%		1.16%	1.23%		1.33%

Ratio of net investment income (loss) to average net assets	(0.47	)%(f)	(0.12)%	(0.10	)%(b)	0.01%	0.04%		(0.12)%

Portfolio turnover rate(g)	60%		140%	127%		136%	139%		145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.12% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for during the period due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Insights Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$41.94		$43.58	$44.33

Net investment income(b)	0.02		0.01	0.03	(c)

Net realized and unrealized gain (loss)	(5.87)		2.16	(0.78)

Total from investment operations	(5.85)		2.17	(0.75)

Distributions to shareholders from net investment income	—	(d)	—	—

Distributions to shareholders from net realized gains	(0.49)		(3.81)	—

Total distributions	(0.49)		(3.81)	—

Net asset value, end of period	$35.60		$41.94	$43.58

Total Return(e)	(14.17)%		6.08%	(1.69)%

Net assets, end of period (in 000’s)	$9,049		$12,534	$10,878

Ratio of net expenses to average net assets	0.83	%(f)	0.84%	0.83	%(f)

Ratio of total expenses to average net assets	0.90	%(f)	0.93%	0.93	%(f)

Ratio of net investment income to average net assets	0.10	%(f)	0.02%	0.12	%(c)(f)

Portfolio turnover rate(g)	60%		140%	127%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.12% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Insights Fund
	Class R Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016		2015
Per Share Data

Net asset value, beginning of period	$33.58		$35.90	$35.53		$27.49	$30.37		$30.51

Net investment loss(a)	(0.39)		(0.20)	(0.22	)(b)	(0.16)	(0.06)		(0.18)

Net realized and unrealized gain (loss)	(4.37)		1.69	2.12		8.20	(0.13	)(c)	1.83

Total from investment operations	(4.76)		1.49	1.90		8.04	(0.19)		1.65

Distributions to shareholders from net investment income	—	(d)	—	—		—	—		—

Distributions to shareholders from net realized gains	(0.49)		(3.81)	(1.53)		—	(2.69)		(1.79)

Total distributions	(0.49)		(3.81)	—		—	—		—

Net asset value, end of period	$28.33		$33.58	$35.90		$35.53	$27.49		$30.37

Total Return(e)	(14.46)%		5.42%	5.58%		29.25%	(0.63)%		5.67%

Net assets, end of period (in 000’s)	$7,670		$19,707	$19,998		$12,113	$3,689		$2,299

Ratio of net expenses to average net assets	1.47	%(f)	1.49%	1.47%		1.46%	1.50%		1.51%

Ratio of total expenses to average net assets	1.54	%(f)	1.57%	1.57%		1.66%	1.76%		1.85%

Ratio of net investment loss to average net assets	(2.42	)%(f)	(0.61)%	(0.59	)%(b)	(0.50)%	(0.21)%		(0.60)%

Portfolio turnover rate(g)	60%		140%	127%		136%	139%		145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.12% of average net assets.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for during the period due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,						Period Ended October 31, 2015(a)
			2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$41.95		$43.58	$42.54		$32.78	$35.46		$36.95

Net investment income (loss)(b)	0.01		—	0.02	(d)	0.04	0.13		(0.01)

Net realized and unrealized gain (loss)	(5.87)		2.18	2.55		9.80	(0.12	)(e)	(1.48)

Total from investment operations	(5.86)		2.18	2.57		9.84	0.01		(1.49)

Distributions to shareholders from net investment income	—	(c)	—	—		(0.08)	—		—

Distributions to shareholders from net realized gains	(0.49)		(3.81)	(1.53)		—	(2.69)		—

Total distributions	(0.49)		(3.81)	(1.53)		(0.08)	(2.69)		—

Net asset value, end of period	$35.60		$41.95	$43.58		$42.54	$32.78		$35.46

Total Return(f)	(14.15)%		6.08%	6.25%		30.05%	0.07%		(4.03)%

Net assets, end of period (in 000’s)	$266,967		$307,820	$118,729		$42,042	$6,667		$10

Ratio of net expenses to average net assets	0.83	%(g)	0.84%	0.83%		0.83%	0.83%		0.85	%(g)

Ratio of total expenses to average net assets	0.90	%(g)	0.93%	0.92%		1.00%	1.06%		1.16	%(g)

Ratio of net investment income (loss) to average net assets	0.07	%(g)	(0.01)%	0.04	%(d)	0.09%	0.40%		(0.07	)%(g)

Portfolio turnover rate(h)	60%		140%	127%		136%	139%		145%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.12% of average net assets.
(e)	The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for during the period due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Insights Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017		2016	2015
Per Share Data

Net asset value, beginning of period	$39.69		$42.30	$46.29	$38.86		$38.37	$38.89

Net investment income(a)	0.12		0.25	0.20	0.23	(b)	0.28	0.30

Net realized and unrealized gain (loss)	(9.90)		1.17	0.70	9.04		2.55	(0.09)

Total from investment operations	(9.78)		1.42	0.90	9.27		2.83	0.21

Distributions to shareholders from net investment income	(0.25)		(0.19)	(0.17)	(0.25)		(0.29)	(0.14)

Distributions to shareholders from net realized gains	—		(3.84)	(4.72)	(1.59)		(2.05)	(0.59)

Total distributions	(0.25)		(4.03)	(4.89)	(1.84)		(2.34)	(0.73)

Net asset value, end of period	$29.66		$39.69	$42.30	$46.29		$38.86	$38.37

Total Return(c)	(24.82)%		4.40%	2.08%	23.98%		7.99%	0.53%

Net assets, end of period (in 000’s)	$94,427		$132,886	$112,219	$102,127		$91,210	$93,151

Ratio of net expenses to average net assets	1.22	%(d)	1.25%	1.23%	1.24%		1.25%	1.25%

Ratio of total expenses to average net assets	1.31	%(d)	1.39%	1.40%	1.49%		1.54%	1.52%

Ratio of net investment income to average net assets	0.65	%(d)	0.67%	0.44%	0.53	%(b)	0.78%	0.76%

Portfolio turnover rate(e)	65%		142%	130%	138%		129%	133%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.07% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Insights Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017		2016	2015
Per Share Data

Net asset value, beginning of period	$27.24		$30.35	$34.65	$29.53		$29.75	$30.40

Net investment income (loss)(a)	0.01		(0.02)	(0.10)	(0.07	)(b)	0.01	—

Net realized and unrealized gain (loss)	(6.82)		0.75	0.52	6.85		1.92	(0.06)

Total from investment operations	(6.81)		0.73	0.42	6.78		1.93	(0.06)

Distributions to shareholders from net investment income	(0.11)		—	—	(0.07)		(0.10)	—

Distributions to shareholders from net realized gains	—		(3.84)	(4.72)	(1.59)		(2.05)	(0.59)

Total distributions	(0.11)		(3.84)	(4.72)	(1.66)		(2.15)	(0.59)

Net asset value, end of period	$20.32		$27.24	$30.35	$34.65		$29.53	$29.75

Total Return(c)	(25.11)%		3.67%	1.31%	23.09%		7.15%	(0.21)%

Net assets, end of period (in 000’s)	$5,468		$7,961	$6,903	$17,037		$15,224	$16,416

Ratio of net expenses to average net assets	1.97	%(d)	2.00%	1.98%	1.99%		2.00%	2.00%

Ratio of total expenses to average net assets	2.06	%(d)	2.14%	2.14%	2.24%		2.29%	2.27%

Ratio of net investment income (loss) to average net assets	0.10	%(d)	(0.07)%	(0.31)%	(0.22	)%(b)	0.03%	0.01%

Portfolio turnover rate(e)	65%		142%	130%	138%		129%	133%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.07% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017		2016	2015
Per Share Data

Net asset value, beginning of period	$53.74		$55.71	$59.38	$49.35		$48.06	$48.49

Net investment income(a)	0.23		0.47	0.48	0.50	(b)	0.55	0.55

Net realized and unrealized gain (loss)	(13.38)		1.73	0.90	11.53		3.23	(0.10)

Total from investment operations	(13.15)		2.20	1.38	12.03		3.78	0.45

Distributions to shareholders from net investment income	(0.40)		(0.33)	(0.33)	(0.41)		(0.44)	(0.29)

Distributions to shareholders from net realized gains	—		(3.84)	(4.72)	(1.59)		(2.05)	(0.59)

Total distributions	(0.40)		(4.17)	(5.05)	(2.00)		(2.49)	(0.88)

Net asset value, end of period	$40.19		$53.74	$55.71	$59.38		$49.35	$48.06

Total Return(c)	(24.68)%		4.81%	2.47%	24.49%		8.41%	0.93%

Net assets, end of period (in 000’s)	$153,561		$192,820	$60,516	$56,191		$21,717	$21,036

Ratio of net expenses to average net assets	0.84	%(d)	0.87%	0.84%	0.84%		0.85%	0.85%

Ratio of total expenses to average net assets	0.93	%(d)	1.02%	1.00%	1.09%		1.14%	1.12%

Ratio of net investment income to average net assets	0.93	%(d)	0.96%	0.82%	0.90	%(b)	1.19%	1.13%

Portfolio turnover rate(e)	65%		142%	130%	138%		129%	133%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.07% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Insights Fund
	Investor Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017		2016	2015
Per Share Data

Net asset value, beginning of period	$39.53		$42.18	$46.17	$38.78		$38.31	$38.84

Net investment income(a)	0.12		0.30	0.31	0.31	(b)	0.37	0.39

Net realized and unrealized gain (loss)	(9.80)		1.20	0.69	9.05		2.54	(0.10)

Total from investment operations	(9.68)		1.50	1.00	9.36		2.91	0.29

Distributions to shareholders from net investment income	(0.37)		(0.31)	(0.27)	(0.38)		(0.39)	(0.23)

Distributions to shareholders from net realized gains	—		(3.84)	(4.72)	(1.59)		(2.05)	(0.59)

Total distributions	(0.37)		(4.15)	(4.99)	(1.97)		(2.44)	(0.82)

Net asset value, end of period	$29.48		$39.53	$42.18	$46.17		$38.78	$38.31

Total Return(c)	(24.76)%		4.69%	2.33%	24.30%		8.26%	0.76%

Net assets, end of period (in 000’s)	$230,244		$59,800	$18,257	$5,695		$1,925	$1,774

Ratio of net expenses to average net assets	0.97	%(d)	1.01%	0.98%	0.99%		1.00%	1.00%

Ratio of total expenses to average net assets	1.06	%(d)	1.15%	1.17%	1.24%		1.29%	1.27%

Ratio of net investment income to average net assets	0.72	%(d)	0.83%	0.70%	0.72	%(b)	1.02%	1.00%

Portfolio turnover rate(e)	65%		142%	130%	138%		129%	133%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.07% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Insights Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$53.72		$55.70	$57.05

Net investment income(b)	0.23		0.54	0.30

Net realized and unrealized gain (loss)	(13.38)		1.66	(1.65)

Total from investment operations	(13.15)		2.20	(1.35)

Distributions to shareholders from net investment income	(0.40)		(0.34)	—

Distributions to shareholders from net realized gains	—		(3.84)	—

Total distributions	(0.40)		(4.18)	—

Net asset value, end of period	$40.17		$53.72	$55.70

Total Return(c)	(24.69)%		4.82%	(2.37)%

Net assets, end of period (in 000’s)	$29,909		$47,977	$42,165

Ratio of net expenses to average net assets	0.83	%(d)	0.85%	0.83	%(d)

Ratio of total expenses to average net assets	0.92	%(d)	0.99%	1.06	%(d)

Ratio of net investment income to average net assets	0.95	%(d)	1.07%	0.93	%(d)

Portfolio turnover rate(e)	65%		142%	130%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Insights Fund
	Class R Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017		2016	2015
Per Share Data

Net asset value, beginning of period	$38.96		$41.63	$45.57	$38.32		$37.99	$38.50

Net investment income(a)	0.08		0.08	0.09	0.14	(b)	0.20	0.14

Net realized and unrealized gain (loss)	(9.71)		1.22	0.69	8.89		2.50	(0.04)

Total from investment operations	(9.63)		1.30	0.78	9.03		2.70	0.10

Distributions to shareholders from net investment income	(0.29)		(0.13)	—	(0.19)		(0.32)	(0.02)

Distributions to shareholders from net realized gains	—		(3.84)	(4.72)	(1.59)		(2.05)	(0.59)

Total distributions	(0.29)		(3.97)	(4.72)	(1.78)		(2.37)	(0.61)

Net asset value, end of period	$29.04		$38.96	$41.63	$45.57		$38.32	$37.99

Total Return(c)	(24.94)%		4.14%	1.83%	23.67%		7.72%	0.27%

Net assets, end of period (in 000’s)	$6,878		$8,514	$2,320	$1,621		$5,762	$4,992

Ratio of net expenses to average net assets	1.47	%(d)	1.53%	1.48%	1.49%		1.50%	1.51%

Ratio of total expenses to average net assets	1.56	%(d)	1.69%	1.66%	1.73%		1.79%	1.77%

Ratio of net investment income to average net assets	0.47	%(d)	0.23%	0.20%	0.33	%(b)	0.55%	0.36%

Portfolio turnover rate(e)	65%		142%	130%	138%		129%	133%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.07% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					Period Ended October 31, 2015(a)
			2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$53.73		$55.71	$59.38	$49.35		$48.07	$48.87

Net investment income(b)	0.22		0.45	0.50	0.46	(c)	0.55	0.10

Net realized and unrealized gain (loss)	(13.37)		1.75	0.90	11.56		3.23	(0.90)

Total from investment operations	(13.15)		2.20	1.40	12.02		3.78	(0.80)

Distributions to shareholders from net investment income	(0.40)		(0.34)	(0.35)	(0.40)		(0.45)	—

Distributions to shareholders from net realized gains	—		(3.84)	(4.72)	(1.59)		(2.05)	—

Total distributions	(0.40)		(4.18)	(5.07)	(1.99)		(2.50)	—

Net asset value, end of period	$40.18		$53.73	$55.71	$59.38		$49.35	$48.07

Total Return(d)	(24.68)%		4.83%	2.49%	24.49%		8.41%	(1.64)%

Net assets, end of period (in 000’s)	$136,290		$118,331	$22,460	$4,542		$11	$10

Ratio of net expenses to average net assets	0.83	%(e)	0.86%	0.83%	0.83%		0.84%	0.83	%(e)

Ratio of total expenses to average net assets	0.92	%(e)	1.00%	1.02%	1.11%		1.14%	1.09	%(e)

Ratio of net investment income to average net assets	0.94	%(e)	0.91%	0.85%	0.83	%(c)	1.18%	0.83	%(e)

Portfolio turnover rate(f)	65%		142%	130%	138%		129%	133%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.07% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$49.48		$47.72	$49.73	$40.76	$41.46	$40.20

Net investment income(a)	0.20		0.44	0.36	0.49	0.38	0.43

Net realized and unrealized gain (loss)	(1.72)		3.14	2.46	10.17	0.49	1.12

Total from investment operations	(1.52)		3.58	2.82	10.66	0.87	1.55

Distributions to shareholders from net investment income	(0.71)		(0.17)	(0.45)	(0.31)	(0.38)	(0.29)

Distributions to shareholders from net realized gains	—		(1.65)	(4.38)	(1.38)	(1.19)	—

Total distributions	(0.71)		(1.82)	(4.83)	(1.69)	(1.57)	(0.29)

Net asset value, end of period	$47.25		$49.48	$47.72	$49.73	$40.76	$41.46

Total Return(b)	(3.20)%		7.98%	5.93%	26.89%	2.25%	3.86%

Net assets, end of period (in 000’s)	$269,242		$299,440	$301,934	$278,516	$251,466	$272,738

Ratio of net expenses to average net assets	0.94	%(c)	0.94%	0.95%	0.96%	0.96%	0.96%

Ratio of total expenses to average net assets	1.00	%(c)	1.01%	1.00%	1.14%	1.18%	1.17%

Ratio of net investment income to average net assets	0.80	%(c)	0.93%	0.73%	1.08%	0.96%	1.04%

Portfolio turnover rate(d)	105%		199%	168%	193%	213%	224%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$44.04		$42.80	$45.08	$37.10	$37.88	$36.78

Net investment income(a)	0.01		0.08	0.01	0.13	0.08	0.11

Net realized and unrealized gain (loss)	(1.53)		2.81	2.22	9.25	0.44	1.03

Total from investment operations	(1.52)		2.89	2.23	9.38	0.52	1.14

Distributions to shareholders from net investment income	(0.40)		—	(0.13)	(0.02)	(0.11)	(0.04)

Distributions to shareholders from net realized gains	—		(1.65)	(4.38)	(1.38)	(1.19)	—

Total distributions	(0.40)		(1.65)	(4.51)	(1.40)	(1.30)	(0.04)

Net asset value, end of period	$42.12		$44.04	$42.80	$45.08	$37.10	$37.88

Total Return(b)	(3.53)%		7.20%	5.15%	25.93%	1.48%	3.09%

Net assets, end of period (in 000’s)	$14,410		$15,854	$14,277	$28,756	$31,377	$37,811

Ratio of net expenses to average net assets	1.69	%(c)	1.69%	1.70%	1.71%	1.71%	1.71%

Ratio of total expenses to average net assets	1.75	%(c)	1.76%	1.75%	1.89%	1.93%	1.92%

Ratio of net investment income to average net assets	0.07	%(c)	0.18%	0.01%	0.31%	0.21%	0.28%

Portfolio turnover rate(d)	105%		199%	168%	193%	213%	224%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$51.16		$49.30	$51.21	$41.92	$42.60	$41.29

Net investment income(a)	0.30		0.72	0.54	0.70	0.54	0.60

Net realized and unrealized gain (loss)	(1.77)		3.14	2.56	10.45	0.52	1.16

Total from investment operations	(1.47)		3.86	3.10	11.15	1.06	1.76

Distributions to shareholders from net investment income	(0.88)		(0.35)	(0.63)	(0.48)	(0.55)	(0.45)

Distributions to shareholders from net realized gains	—		(1.65)	(4.38)	(1.38)	(1.19)	—

Total distributions	(0.88)		(2.00)	(5.01)	(1.86)	(1.74)	(0.45)

Net asset value, end of period	$48.81		$51.16	$49.30	$51.21	$41.92	$42.60

Total Return(b)	(2.99)%		8.39%	6.34%	27.40%	2.66%	4.27%

Net assets, end of period (in 000’s)	$239,944		$295,408	$842,673	$249,034	$177,412	$121,863

Ratio of net expenses to average net assets	0.56	%(c)	0.55%	0.55%	0.56%	0.56%	0.56%

Ratio of total expenses to average net assets	0.62	%(c)	0.60%	0.62%	0.74%	0.78%	0.77%

Ratio of net investment income to average net assets	1.17	%(c)	1.40%	1.07%	1.50%	1.33%	1.42%

Portfolio turnover rate(d)	105%		199%	168%	193%	213%	224%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Service Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$49.19		$47.41	$49.47	$40.60	$41.37	$40.12

Net investment income(a)	0.16		0.38	0.30	0.43	0.33	0.36

Net realized and unrealized gain (loss)	(1.71)		3.13	2.45	10.14	0.50	1.15

Total from investment operations	(1.55)		3.51	2.75	10.57	0.83	1.51

Distributions to shareholders from net investment income	(0.67)		(0.08)	(0.43)	(0.32)	(0.41)	(0.26)

Distributions to shareholders from net realized gains	—		(1.65)	(4.38)	(1.38)	(1.19)	—

Total distributions	(0.67)		(1.73)	(4.81)	(1.70)	(1.60)	(0.26)

Net asset value, end of period	$46.97		$49.19	$47.41	$49.47	$40.60	$41.37

Total Return(b)	(3.25)%		7.86%	5.81%	26.76%	2.15%	3.75%

Net assets, end of period (in 000’s)	$5,163		$6,700	$5,925	$6,739	$5,473	$3,344

Ratio of net expenses to average net assets	1.06	%(c)	1.05%	1.06%	1.06%	1.06%	1.06%

Ratio of total expenses to average net assets	1.12	%(c)	1.13%	1.11%	1.24%	1.28%	1.27%

Ratio of net investment income to average net assets	0.67	%(c)	0.81%	0.61%	0.96%	0.83%	0.86%

Portfolio turnover rate(d)	105%		199%	168%	193%	213%	224%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Investor Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$48.84		$47.17	$49.22	$40.39	$41.13	$39.89

Net investment income(a)	0.25		0.54	0.46	0.61	0.45	0.51

Net realized and unrealized gain (loss)	(1.69)		3.09	2.45	10.05	0.50	1.13

Total from investment operations	(1.44)		3.63	2.91	10.66	0.95	1.64

Distributions to shareholders from net investment income	(0.83)		(0.31)	(0.58)	(0.45)	(0.50)	(0.40)

Distributions to shareholders from net realized gains	—		(1.65)	(4.38)	(1.38)	(1.19)	—

Total distributions	(0.83)		(1.96)	(4.96)	(1.83)	(1.69)	(0.40)

Net asset value, end of period	$46.57		$48.84	$47.17	$49.22	$40.39	$41.13

Total Return(b)	(3.06)%		8.25%	6.20%	27.21%	2.48%	4.12%

Net assets, end of period (in 000’s)	$83,066		$116,633	$103,230	$43,290	$18,322	$4,615

Ratio of net expenses to average net assets	0.69	%(c)	0.69%	0.70%	0.71%	0.71%	0.71%

Ratio of total expenses to average net assets	0.75	%(c)	0.76%	0.76%	0.89%	0.93%	0.92%

Ratio of net investment income to average net assets	1.05	%(c)	1.17%	0.95%	1.36%	1.13%	1.24%

Portfolio turnover rate(d)	105%		199%	168%	193%	213%	224%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$51.14		$49.28	$49.09

Net investment income(b)	0.30		0.65	0.26

Net realized and unrealized gain (loss)	(1.76)		3.21	(0.07)

Total from investment operations	(1.46)		3.86	0.19

Distributions to shareholders from net investment income	(0.91)		(0.35)	—

Distributions to shareholders from net realized gains	—		(1.65)	—

Total distributions	(0.91)		(2.00)	—

Net asset value, end of period	$48.77		$51.14	$49.28

Total Return(c)	(3.00)%		8.40%	0.39%

Net assets, end of period (in 000’s)	$210,355		$225,899	$203,525

Ratio of net expenses to average net assets	0.55	%(d)	0.54%	0.54	%(d)

Ratio of total expenses to average net assets	0.61	%(d)	0.62%	0.62	%(d)

Ratio of net investment income to average net assets	1.18	%(d)	1.33%	0.93	%(d)

Portfolio turnover rate(e)	105%		199%	168%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Class R Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$48.47		$46.74	$48.89	$40.12	$40.91	$39.80

Net investment income(a)	0.13		0.32	0.23	0.37	0.27	0.26

Net realized and unrealized gain (loss)	(1.69)		3.08	2.42	10.01	0.49	1.18

Total from investment operations	(1.56)		3.40	2.65	10.38	0.76	1.44

Distributions to shareholders from net investment income	(0.57)		(0.02)	(0.42)	(0.23)	(0.36)	(0.33)

Distributions to shareholders from net realized gains	—		(1.65)	(4.38)	(1.38)	(1.19)	—

Total distributions	(0.57)		(1.67)	(4.80)	(1.61)	(1.55)	(0.33)

Net asset value, end of period	$46.34		$48.47	$46.74	$48.89	$40.12	$40.91

Total Return(b)	(3.30)%		7.72%	5.65%	26.58%	1.99%	3.58%

Net assets, end of period (in 000’s)	$37,859		$44,555	$49,993	$51,263	$30,341	$27,685

Ratio of net expenses to average net assets	1.19	%(c)	1.19%	1.20%	1.21%	1.21%	1.21%

Ratio of total expenses to average net assets	1.25	%(c)	1.26%	1.25%	1.39%	1.43%	1.42%

Ratio of net investment income to average net assets	0.56	%(c)	0.69%	0.48%	0.84%	0.70%	0.64%

Portfolio turnover rate(d)	105%		199%	168%	193%	213%	224%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$51.13		$49.27	$51.19	$41.91	$42.60	$43.19

Net investment income(b)	0.30		0.76	0.42	0.82	0.56	0.14

Net realized and unrealized gain (loss)	(1.76)		3.10	2.68	10.33	0.50	(0.73)

Total from investment operations	(1.46)		3.86	3.10	11.15	1.06	(0.59)

Distributions to shareholders from net investment income	(0.90)		(0.35)	(0.64)	(0.49)	(0.56)	—

Distributions to shareholders from net realized gains	—		(1.65)	(4.38)	(1.38)	(1.19)	—

Total distributions	(0.90)		(2.00)	(5.02)	(1.87)	(1.75)	—

Net asset value, end of period	$48.77		$51.13	$49.27	$51.19	$41.91	$42.60

Total Return(c)	(3.01)%		8.38%	6.37%	27.41%	2.66%	(1.37)%

Net assets, end of period (in 000’s)	$6,689		$12,068	$31,916	$2,557	$60	$10

Ratio of net expenses to average net assets	0.55	%(d)	0.54%	0.54%	0.55%	0.55%	0.55	%(d)

Ratio of total expenses to average net assets	0.61	%(d)	0.59%	0.63%	0.71%	0.77%	0.74	%(d)

Ratio of net investment income to average net assets	1.19	%(d)	1.49%	0.82%	1.70%	1.36%	1.37	%(d)

Portfolio turnover rate(e)	105%		199%	168%	193%	213%	224%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements

April 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Large Cap Growth Insights	A, C, Institutional, Service, Investor, P, R and R6	Non-diversified
Large Cap Value Insights, Small Cap Equity Insights and U.S. Equity Insights	A, C, Institutional, Service, Investor, P, R and R6	Diversified
Small Cap Growth Insights and Small Cap Value Insights	A, C, Institutional, Investor, P, R and R6	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class P, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Pain
Large Cap Value Insights	Quarterly	Annually
Large Cap Growth Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2020:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,721,320	$—	$—

Europe	5,797,367	—	—

North America	1,650,155,970	—	—

Securities Lending Reinvestment Vehicle	424,340	—	—

Total	$1,659,098,997	$—	$—

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$3,862,737	$—	$—

North America	339,653,009	—	—

South America	86,874	—	—

Securities Lending Reinvestment Vehicle	119,900	—	—

Total	$343,722,520	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$396,831	$—	$—

Europe	4,374,713	—	—

North America	547,303,533	—	—

South America	2,113,378	—	—

Securities Lending Reinvestment Vehicle	4,716,670	—	—

Total	$558,905,125	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.
(b)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL CAP EQUITY INSIGHTS (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)

Futures Contracts	$81,677	$—	$—

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,260,569	$—	$—

Europe	4,494,015	—	—

North America	953,373,247	—	—

North America	1,654,413	—	—

Securities Lending Reinvestment Vehicle	7,572,066	—	—

Total	$969,354,310	$—	$

Derivative Type

Liabilities(b)

Futures Contracts	$874,071	$—	$—

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$614,323	$—	$—

Europe	6,489,167	—	—

North America	627,769,537	—	—

South America	4,573,521	—	—

Investment Company	7,789,206	—	—

Securities Lending Reinvestment Vehicle	13,122,270	—	—

Total	$660,358,024	$—	$—

Derivative Type

Liabilities(b)

Futures Contracts	$1,114,187	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.
(b)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$150,759	$—	$—

Europe	9,841,498

North America	845,163,996	—	—

South America	204,664	—	—

Total	$855,360,917	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2020. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Risk	Fund	Statement of Assets and Liabilities	Assets(a)
Equity	Small Cap Equity Insights	Variation Margin on Futures Contracts	$81,677
Equity	Small Cap Growth Insights	Variation Margin on Futures Contracts	874,071
Equity	Small Cap Value Insights	Variation Margin on Futures Contracts	1,114,187

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of April 30, 2020 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

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Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Risk	Fund	Net Realized Gain (Loss) from Futures Contracts	Net Change in Unrealized Gain (Loss) on Futures Contracts	Average Number of Contracts(a)
Equity	Large Cap Growth Insights	$(195,658)	$—	1
Equity	Large Cap Value Insights	309,441	—	5
Equity	Small Cap Equity Insights	(2,707,251)	222,789	103
Equity	Small Cap Growth Insights	3,386,152	1,108,929	175
Equity	Small Cap Value Insights	(3,832,513)	705,986	186
Equity	U.S. Equity Insights	255,674	—	19

(a)	Average number of contracts is based on the month end balances for the six months ended April 30, 2020.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2020, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Large Cap Growth Insights	0.52%	0.47%	0.44%	0.44%	0.43%	0.50%	0.50%
Large Cap Value Insights	0.52	0.47	0.44	0.44	0.43	0.52	0.52
Small Cap Equity Insights	0.80	0.80	0.72	0.68	0.67	0.80	0.80
Small Cap Growth Insights	0.80	0.80	0.72	0.68	0.67	0.80	0.80
Small Cap Value Insights	0.80	0.80	0.72	0.68	0.67	0.80	0.80
U.S. Equity Insights	0.52	0.47	0.44	0.44	0.43	0.52	0.52

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds invest in Institutional Shares of the Government Money Market Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

in the Underlying Fund. For the six months ended April 30, 2020, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Large Cap Growth Insights	$269
Large Cap Value Insights	146
Small Cap Equity Insights	4,771
Small Cap Growth Insights	3,925
Small Cap Value Insights	8,399
U.S. Equity Insights	663

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service Shares
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. For the six months ended April 30, 2020, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Large Cap Growth Insights	$12,257	$72
Large Cap Value Insights	2,858	268
Small Cap Equity Insights	2,562	169
Small Cap Growth Insights	2,706	32
Small Cap Value Insights	3,797	11
U.S. Equity Insights	6,699	379

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.004%. These Other Expense limitations will remain in place through at least February 28, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended April 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
Large Cap Growth Insights	$269	$293,160	$293,429
Large Cap Value Insights	146	198,657	198,803
Small Cap Equity Insights	4,771	230,360	235,131
Small Cap Growth Insights	3,925	363,425	367,350
Small Cap Value Insights	8,399	247,042	255,441
U.S. Equity Insights	663	281,055	281,718

G.  Line of Credit Facility — As of April 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2020, the Funds did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000

H.  Other Transactions with Affiliates — As of April 30, 2020, the following Goldman Sachs Dynamic Global Equity Fund and Goldman Sachs Enhanced Dividend Global Equity Portfolio were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Dynamic Global Equity	Goldman Sachs Enhanced Dividend Global Equity
Large Cap Value Insights	12%	—%
Small Cap Equity Insights	—	6

The following table provides information about the Funds’ investments in the Underlying Fund as of and for the six months ended April 30, 2020:

Fund	Market Value as of October 31, 2019	Purchased at Cost	Proceeds from Sales	Market Value as of April 30, 2020	Shares as of April 30, 2020	Dividend Income from Affiliated Investment Companies
Large Cap Growth Insights	$—	$61,417,899	$(61,417,899)	$—	—	$763
Large Cap Value Insights	—	3,435,987	(3,435,987)	—	—	1,521
Small Cap Equity Insights	7,203,961	50,258,015	(57,461,976)	—	—	41,656
Small Cap Growth Insights	10,845,477	53,355,938	(64,201,415)	—	—	31,915
Small Cap Value Insights	10,633,890	160,592,923	(163,437,607)	7,789,206	7,789,206	69,867
U.S. Equity Insights	—	32,747,745	(32,747,745)	—	—	7,969

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Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2020 were as follows:

Fund	Purchases	Sales and Maturities
Large Cap Growth Insights	$1,911,324,972	$2,238,678,426
Large Cap Value Insights	382,877,514	423,580,824
Small Cap Equity Insights	412,113,453	399,737,625
Small Cap Growth Insights	646,284,777	654,099,018
Small Cap Value Insights	608,285,594	367,292,831
U.S. Equity Insights	988,937,019	1,106,052,945

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a

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7. SECURITIES LENDING (continued)

borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2020, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The U.S. Equity Insights Fund did not have securities on loan as of April 30, 2020.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended April 30, 2020, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended April 30, 2020		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2020
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
Large Cap Growth Insights	$6,740	$11,795	$—
Large Cap Value Insights	152	—	—
Small Cap Equity Insights	4,685	1,823	500,575
Small Cap Growth Insights	6,460	1,728	237,925
Small Cap Value Insights	3,620	1,983	1,055,600
U.S. Equity Insights	512	—	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended April 30, 2020.

Fund	Beginning Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2020
Large Cap Growth Insights	$—	$45,383,988	$(44,959,648)	$424,340
Large Cap Value Insights	—	7,157,209	(7,037,309)	119,900
Small Cap Equity Insights	1,732,225	18,231,923	(15,247,478)	4,716,670
Small Cap Growth Insights	—	45,279,943	(37,707,877)	7,572,066
Small Cap Value Insights	2,300,481	22,956,649	(12,134,860)	13,122,270
U.S. Equity Insights	—	23,080,625	(23,080,625)	—

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Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2019, the Funds’ timing differences on a tax basis were as follows:
	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
Capital loss carryforwards: Perpetual Short-Term	$—	$(4,163,332)	$(7,643,446)	$—	$(2,035,337)	$(8,201,432)
Timing differences (Qualified Late Year Loss Deferral)	$—	$—	$—	$(801,682)	$—	$—

As of April 30, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
Tax Cost	$1,219,530,457	$361,916,320	$631,996,704	$1,018,290,731	$740,919,003	$730,145,608
Gross unrealized gain	479,949,200	21,728,916	39,797,208	101,854,408	36,075,614	166,020,291
Gross unrealized loss	(40,380,660)	(39,922,716)	(112,888,787)	(150,790,829)	(116,636,593)	(40,804,982)
Net unrealized gain (loss)	$439,568,540	$(18,193,800)	$(73,091,579)	$(48,936,421)	$(80,560,979)	$125,215,309

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

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9. OTHER RISKS (continued)

In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

	Large Cap Growth Insights Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	829,921	$25,249,110	2,578,365	$76,171,953
Reinvestment of distributions	290,606	9,214,122	839,624	22,972,444
Shares redeemed	(2,164,371)	(66,917,142)	(4,081,406)	(121,582,504)
	(1,043,844)	(32,453,910)	(663,418)	(22,438,107)
Class C Shares
Shares sold	92,861	2,482,266	353,072	8,870,934
Reinvestment of distributions	55,088	1,529,789	171,082	4,147,030
Shares redeemed	(293,752)	(7,852,899)	(1,030,728)	(26,741,128)
	(145,803)	(3,840,844)	(506,574)	(13,723,163)
Institutional Shares
Shares sold	3,225,883	102,307,261	8,260,634	249,994,999
Reinvestment of distributions	774,752	25,568,185	2,021,752	57,355,849
Shares redeemed	(7,246,751)	(226,984,049)	(12,141,151)	(372,578,159)
	(3,246,116)	(99,108,603)	(1,858,765)	(65,227,311)
Service Shares
Shares sold	118,235	3,695,163	706,347	19,913,545
Reinvestment of distributions	47,340	1,474,770	158,528	4,265,165
Shares redeemed	(573,032)	(17,367,485)	(986,078)	(28,691,006)
	(407,457)	(12,197,552)	(121,203)	(4,512,296)
Investor Shares
Shares sold	1,141,233	33,569,535	4,093,644	116,918,081
Reinvestment of distributions	531,837	16,642,893	1,328,599	35,834,532
Shares redeemed	(4,410,225)	(133,249,970)	(6,065,761)	(177,715,416)
	(2,737,155)	(83,037,542)	(643,518)	(24,962,804)
Class P Shares
Shares sold	238,367	7,092,887	457,690	13,187,898
Reinvestment of distributions	62,937	2,075,071	117,890	3,340,204
Shares redeemed	(232,859)	(6,975,234)	(318,316)	(9,349,058)
	68,445	2,192,724	257,264	7,179,044
Class R Shares
Shares sold	147,906	4,426,053	778,072	23,164,660
Reinvestment of distributions	27,541	849,696	24,918	665,049
Shares redeemed	(419,654)	(12,808,084)	(538,455)	(15,874,791)
	(244,207)	(7,532,335)	264,535	7,954,918
Class R6 Shares
Shares sold	1,689,118	54,731,456	5,501,572	166,533,446
Reinvestment of distributions	375,798	12,394,764	1,076,243	30,512,669
Shares redeemed	(2,436,119)	(76,581,735)	(7,710,537)	(238,369,630)
	(371,203)	(9,455,515)	(1,132,722)	(41,323,515)

NET DECREASE	(8,127,340)	$(245,433,577)	(4,404,401)	$(157,053,234)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Insights Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	264,681	$5,113,725	1,078,518	$21,990,269
Reinvestment of distributions	19,994	381,849	183,901	3,664,611
Shares redeemed	(525,897)	(10,234,835)	(1,068,564)	(21,978,819)
	(241,222)	(4,739,261)	193,855	3,676,061
Class C Shares
Shares sold	74,687	1,435,646	349,251	6,992,702
Reinvestment of distributions	1,795	33,846	30,361	597,860
Shares redeemed	(119,890)	(2,267,217)	(247,041)	(5,052,720)
	(43,408)	(797,725)	132,572	2,537,842
Institutional Shares
Shares sold	876,932	17,626,728	5,286,811	107,719,818
Reinvestment of distributions	49,335	944,690	351,295	7,006,599
Shares redeemed	(1,471,840)	(29,065,698)	(5,653,570)	(114,141,291)
	(545,573)	(10,494,280)	(15,465)	585,125
Service Shares
Shares sold	37,889	756,395	79,120	1,644,632
Reinvestment of distributions	2,251	43,388	29,623	591,853
Shares redeemed	(77,045)	(1,577,789)	(225,687)	(4,695,199)
	(36,905)	(778,006)	(116,944)	(2,458,714)
Investor Shares
Shares sold	802,418	16,003,013	3,812,155	78,553,524
Reinvestment of distributions	52,932	1,011,484	326,191	6,496,411
Shares redeemed	(2,125,819)	(42,281,842)	(1,755,954)	(35,924,975)
	(1,270,469)	(25,267,345)	2,382,392	49,124,961
Class P Shares
Shares sold	306,846	5,164,429	798,187	15,252,281
Reinvestment of distributions	16,185	307,857	99,454	1,984,309
Shares redeemed	(348,488)	(6,192,029)	(612,512)	(12,240,790)
	(25,457)	(719,743)	285,129	4,995,800
Class R Shares
Shares sold	30,998	567,200	50,087	1,018,472
Reinvestment of distributions	1,608	30,313	17,212	340,328
Shares redeemed	(26,187)	(475,402)	(85,121)	(1,731,114)
	6,419	122,111	(17,823)	(372,314)
Class R6 Shares
Shares sold	207,706	4,066,876	3,956,938	80,014,855
Reinvestment of distributions	32,410	617,471	492,877	9,780,671
Shares redeemed	(253,175)	(5,301,531)	(7,888,267)	(162,215,118)
	(13,059)	(617,184)	(3,438,452)	(72,419,592)

NET DECREASE	(2,169,674)	$(43,291,433)	(594,736)	$(14,330,831)

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Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Equity Insights Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	176,250	$4,057,475	568,989	$13,714,527
Reinvestment of distributions	3,912	104,831	125,799	2,866,956
Shares redeemed	(407,698)	(8,623,217)	(761,577)	(18,374,675)
	(227,536)	(4,460,911)	(66,789)	(1,793,192)
Class C Shares
Shares sold	49,029	1,006,719	177,041	3,568,562
Reinvestment of distributions	–	–	23,381	455,454
Shares redeemed	(77,542)	(1,473,567)	(163,618)	(3,359,695)
	(28,513)	(466,848)	36,803	664,321
Institutional Shares
Shares sold	2,139,629	49,149,326	5,235,766	131,485,651
Reinvestment of distributions	57,789	1,611,728	476,089	11,287,686
Shares redeemed	(1,776,481)	(40,952,240)	(2,771,991)	(69,865,556)
	420,937	9,808,814	2,939,864	72,907,780
Service Shares
Shares sold	33,623	696,452	91,926	2,205,781
Reinvestment of distributions	109	2,866	4,673	104,730
Shares redeemed	(27,722)	(655,373)	(51,949)	(1,230,710)
	6,010	43,945	44,650	1,079,801
Investor Shares
Shares sold	1,301,709	28,996,515	2,111,112	51,466,887
Reinvestment of distributions	14,081	374,689	107,128	2,425,323
Shares redeemed	(1,300,161)	(25,568,946)	(1,037,135)	(25,425,896)
	15,629	3,802,258	1,181,105	28,466,314
Class P Shares
Shares sold	1,629,060	30,769,013	2,896,062	66,645,917
Reinvestment of distributions	21,405	596,984	138,422	3,278,915
Shares redeemed	(1,807,840)	(35,879,274)	(1,565,207)	(38,912,996)
	(157,375)	(4,513,277)	1,469,277	31,011,836
Class R Shares
Shares sold	101,332	2,225,575	271,701	6,483,888
Reinvestment of distributions	–	–	33,918	755,025
Shares redeemed	(119,349)	(2,834,400)	(223,024)	(5,325,434)
	(18,017)	(608,825)	82,595	1,913,479
Class R6 Shares
Shares sold	783,060	17,303,516	4,301,945	106,589,803
Reinvestment of distributions	28,665	799,462	399,759	9,476,064
Shares redeemed	(1,180,649)	(26,031,386)	(5,443,119)	(138,390,631)
	(368,924)	(7,928,408)	(741,416)	(22,324,764)

NET INCREASE (DECREASE)	(357,789)	$(4,323,252)	4,946,088	$111,925,575

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth Insights Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	195,610	$6,237,721	592,485	$20,113,596
Reinvestment of distributions	31,355	1,142,271	281,405	8,799,529
Shares redeemed	(952,066)	(32,603,408)	(834,841)	(28,043,840)
	(725,101)	(25,223,416)	39,049	869,285
Class C Shares
Shares sold	40,478	943,239	73,158	1,836,124
Reinvestment of distributions	5,520	149,101	44,452	1,043,280
Shares redeemed	(58,141)	(1,295,533)	(82,422)	(2,101,667)
	(12,143)	(203,193)	35,188	777,737
Institutional Shares
Shares sold	1,294,119	48,117,604	3,227,816	127,361,435
Reinvestment of distributions	89,256	3,895,156	718,806	26,768,316
Shares redeemed	(1,962,387)	(71,102,402)	(2,661,680)	(106,449,391)
	(579,012)	(19,089,642)	1,284,942	47,680,360
Investor Shares
Shares sold	2,565,043	80,744,200	3,840,487	134,252,383
Reinvestment of distributions	136,767	5,138,365	964,429	31,016,030
Shares redeemed	(1,509,490)	(48,432,469)	(2,406,524)	(83,691,568)
	1,192,320	37,450,096	2,398,392	81,576,845
Class P Shares
Shares sold	31,201	1,212,348	146,086	5,834,292
Reinvestment of distributions	3,337	145,698	20,911	778,940
Shares redeemed	(79,181)	(2,528,156)	(117,790)	(4,759,537)
	(44,643)	(1,170,110)	49,207	1,853,695
Class R Shares
Shares sold	57,998	1,856,921	191,155	6,202,346
Reinvestment of distributions	7,390	257,387	59,954	1,798,021
Shares redeemed	(381,566)	(12,589,389)	(221,227)	(7,312,754)
	(316,178)	(10,475,081)	29,882	687,613
Class R6 Shares
Shares sold	1,406,560	50,795,172	6,482,593	253,736,476
Reinvestment of distributions	76,050	3,321,119	378,454	14,097,427
Shares redeemed	(1,322,651)	(50,248,819)	(2,246,884)	(88,998,158)
	159,959	3,867,472	4,614,163	178,835,746

NET INCREASE (DECREASE)	(324,798)	$(14,843,874)	8,450,821	$312,281,279

115

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value Insights Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	336,639	$11,019,719	1,050,768	$38,541,581
Reinvestment of distributions	19,063	787,894	287,947	10,340,127
Shares redeemed	(519,454)	(18,187,143)	(644,168)	(24,334,368)
	(163,752)	(6,379,530)	694,547	24,547,339
Class C Shares
Shares sold	31,028	816,209	127,462	3,310,457
Reinvestment of distributions	1,135	32,225	33,399	826,636
Shares redeemed	(55,292)	(1,206,669)	(96,061)	(2,520,272)
	(23,129)	(358,235)	64,800	1,616,820
Institutional Shares
Shares sold	1,392,339	64,504,712	3,054,255	151,801,030
Reinvestment of distributions	24,938	1,394,771	97,074	4,698,255
Shares redeemed	(1,183,936)	(48,662,816)	(649,664)	(32,690,060)
	233,341	17,236,667	2,501,666	123,809,225
Investor Shares
Shares sold	7,019,574	203,241,042	1,447,937	53,566,402
Reinvestment of distributions	16,896	693,587	53,407	1,907,349
Shares redeemed	(739,633)	(24,363,356)	(421,221)	(15,930,853)
	6,296,837	179,571,273	1,080,123	39,542,898
Class P Shares
Shares sold	221,443	8,662,943	393,971	19,494,828
Reinvestment of distributions	6,414	358,606	59,484	2,877,391
Shares redeemed	(376,390)	(14,262,290)	(317,399)	(15,579,917)
	(148,533)	(5,240,741)	136,056	6,792,301
Class R Shares
Shares sold	62,092	2,095,440	193,684	7,197,157
Reinvestment of distributions	1,459	59,099	4,075	143,841
Shares redeemed	(45,275)	(1,666,379)	(34,966)	(1,291,159)
	18,276	488,160	162,792	6,049,839
Class R6 Shares
Shares sold	1,502,996	71,733,915	2,033,658	99,067,064
Reinvestment of distributions	15,950	891,762	39,496	1,908,993
Shares redeemed	(328,934)	(15,441,676)	(273,958)	(14,003,900)
	1,190,012	57,184,001	1,799,196	86,972,158

NET INCREASE	7,403,052	$242,501,595	6,439,180	$289,330,581

116

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity Insights Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	188,480	$8,570,267	496,152	$22,850,036
Reinvestment of distributions	77,068	3,932,787	247,236	10,881,031
Shares redeemed	(619,278)	(30,035,050)	(1,018,418)	(47,836,905)
	(353,730)	(17,531,996)	(275,030)	(14,105,838)
Class C Shares
Shares sold	39,339	1,685,736	148,922	5,994,935
Reinvestment of distributions	2,946	134,360	13,896	548,621
Shares redeemed	(60,138)	(2,584,987)	(136,446)	(5,655,834)
	(17,853)	(764,891)	26,372	887,721
Institutional Shares
Shares sold	550,786	27,664,036	5,561,162	252,475,763
Reinvestment of distributions	88,673	4,667,759	755,380	34,167,885
Shares redeemed	(1,497,498)	(76,921,314)	(17,635,422)	(854,571,457)
	(858,039)	(44,589,519)	(11,318,880)	(567,927,809)
Service Shares
Shares sold	20,149	983,279	30,525	1,372,351
Reinvestment of distributions	1,819	92,349	4,689	205,533
Shares redeemed	(48,266)	(2,395,726)	(23,962)	(1,120,436)
	(26,298)	(1,320,098)	11,252	457,449
Investor Shares
Shares sold	177,275	8,435,772	1,320,028	60,005,258
Reinvestment of distributions	37,411	1,879,914	103,871	4,499,108
Shares redeemed	(819,124)	(38,759,121)	(1,224,326)	(56,455,932)
	(604,438)	(28,443,435)	199,573	8,048,435
Class P Shares
Shares sold	963,550	48,035,684	2,522,934	114,163,961
Reinvestment of distributions	76,672	4,032,946	135,300	6,101,132
Shares redeemed	(1,143,776)	(53,891,726)	(2,371,343)	(113,078,993)
	(103,554)	(1,823,096)	286,891	7,186,100
Class R Shares
Shares sold	115,709	5,496,436	219,851	10,041,364
Reinvestment of distributions	10,083	505,157	38,936	1,684,599
Shares redeemed	(228,032)	(10,880,056)	(409,091)	(18,891,773)
	(102,240)	(4,878,463)	(150,304)	(7,165,810)
Class R6 Shares
Shares sold	19,885	988,790	189,729	8,892,870
Reinvestment of distributions	3,227	169,754	29,892	1,352,886
Shares redeemed	(121,967)	(6,052,280)	(631,325)	(30,710,320)
	(98,855)	(4,893,736)	(411,704)	(20,464,563)

NET DECREASE	(2,165,007)	$(104,245,234)	(11,631,830)	$(593,084,316)

117

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust (“GST”) was held on January 23, 2020 to consider and act upon the proposals below. The Funds have amortized their respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Funds to the extent such expenses exceed a specified percentage of each Funds’ net assets.

At the Meeting, Dwight L. Bush, Kathryn A. Cassidy, Joaquin Delgado and Gregory G. Weaver were elected to the Trust’s Board of Trustees. In electing the trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against	Withheld	Broker Non-Votes

Dwight L. Bush	94,278,961,728.065	0	349,026,343.365	0

Kathryn A. Cassidy	94,310,850,789.164	0	317,137,282.266	0

Joaquin Delgado	94,282,646,444.727	0	345,341,626.703	0

Gregory G. Weaver	94,306,589,873.348	0	321,398,198.082	0

At the Meeting, the shareholders of the Goldman Sachs Large Cap Growth Insights Fund approved a change to the Fund’s sub-classification under the Act from “diversified” to “non-diversified”. The Trust’s shareholders voted as follows:

Proposal 2.

To approve a change to the Fund’s sub-classification under
the Investment Company Act of 1940 from “diversified” to
“non-diversified’ and to eliminate a related fundamental
investment restriction.

	For	Against	Abstained	Broker Non-Votes

Large Cap Growth Insights Fund	23,785,792.632	250,521.921	196,802.993	9,592,467.322

118

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Fund Expenses — Six Month Period Ended April 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class P, Class R or Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020, which represents a period of 182 days in a 366 day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher:

	Large Cap Growth Insights				Large Cap Value Insights				Small Cap Equity Insights
Share Class	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/2020*	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/2020*	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/2020*

Class A
Actual	$1,000.00	$1,026.75		$4.64	$1,000.00	$855.66		$4.34	$1,000.00	$798.18		$5.45
Hypothetical 5% return	1,000.00	1,020.29	+	4.62	1,000.00	1,020.19	+	4.72	1,000.00	1,018.80	+	6.12
Class C
Actual	1,000.00	1,023.36		8.40	1,000.00	852.46		7.83	1,000.00	794.94		8.79
Hypothetical 5% return	1,000.00	1,016.56	+	8.37	1,000.00	1,016.41	+	8.52	1,000.00	1,015.07	+	9.87
Institutional
Actual	1,000.00	1,029.00		2.72	1,000.00	857.30		2.59	1,000.00	799.70		3.76
Hypothetical 5% return	1,000.00	1,022.18	+	2.72	1,000.00	1,022.08	+	2.82	1,000.00	1,020.69	+	4.22
Service
Actual	1,000.00	1,026.35		5.24	1,000.00	855.11		4.89	1,000.00	797.76		5.99
Hypothetical 5% return	1,000.00	1,019.69	+	5.22	1,000.00	1,019.59	+	5.32	1,000.00	1,018.20	+	6.72
Investor
Actual	1,000.00	1,028.19		3.38	1,000.00	856.72		3.19	1,000.00	798.99		4.34
Hypothetical 5% return	1,000.00	1,021.53	+	3.37	1,000.00	1,021.43	+	3.47	1,000.00	1,020.04	+	4.87
Class P
Actual	1,000.00	1,028.86		2.67	1,000.00	857.29		2.54	1,000.00	799.74		3.71
Hypothetical 5% return	1,000.00	1,022.23	+	2.66	1,000.00	1,022.13	+	2.77	1,000.00	1,020.74	+	4.17
Class R
Actual	1,000.00	1,025.64		5.89	1,000.00	854.45		5.49	1,000.00	797.28		6.57
Hypothetical 5% return	1,000.00	1,019.05	+	5.87	1,000.00	1,018.95	+	5.97	1,000.00	1,017.55	+	7.37
Class R6
Actual	1,000.00	1029.12		2.67	1,000.00	857.36		2.54	1,000.00	799.74		3.71
Hypothetical 5% return	1,000.00	1,022.23	+	2.66	1,000.00	1,022.13	+	2.77	1,000.00	1,020.74	+	4.17

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

120

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Fund Expenses — Six Month Period Ended April 30, 2020 (Unaudited) (continued)

	Small Cap Growth Insights				Small Cap Value Insights				U.S. Equity Insights
Share Class	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/2020*	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/2020*	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/2020*

Class A
Actual	$1,000.00	$856.77		$5.63	$1,000.00	$751.80		$5.31	$1,000.00	$967.95		$4.60
Hypothetical 5% return	1,000.00	1,018.80	+	6.12	1,000.00	1,018.80	+	6.12	1,000.00	1,020.19	+	4.72
Class C
Actual	1,000.00	853.38		9.12	1,000.00	748.87		8.57	1,000.00	964.69		8.26
Hypothetical 5% return	1,000.00	1,015.02	+	9.92	1,000.00	1,015.07	+	9.87	1,000.00	1,016.46	+	8.47
Institutional
Actual	1,000.00	858.45		3.88	1,000.00	753.16		3.66	1,000.00	970.06		2.74
Hypothetical 5% return	1,000.00	1,020.69	+	4.22	1,000.00	1,020.69	+	4.22	1,000.00	1,022.08	+	2.82
Service
Actual	—	—		—	—	—		—	1,000.00	967.54		5.19
Hypothetical 5% return	—	—		—	—	—		—	1,000.00	1,019.59	+	5.32
Investor
Actual	1,000.00	857.74		4.48	1,000.00	752.45		4.23	1,000.00	969.36		3.38
Hypothetical 5% return	1,000.00	1,020.04	+	4.87	1,000.00	1,020.04	+	4.87	1,000.00	1,021.43	+	3.47
Class P
Actual	1,000.00	858.28		3.83	1,000.00	753.08		3.62	1,000.00	969.97		2.69
Hypothetical 5% return	1,000.00	1,020.74	+	4.17	1,000.00	1,020.74	+	4.17	1,000.00	1,022.13	+	2.77
Class R
Actual	1,000.00	855.43		6.78	1,000.00	750.63		6.40	1,000.00	966.96		5.82
Hypothetical 5% return	1,000.00	1,017.55	+	7.37	1,000.00	1,017.55	+	7.37	1,000.00	1,018.95	+	5.97
Class R6
Actual	1,000.00	858.52		3.84	1,000.00	753.16		3.62	1,000.00	969.93		2.69
Hypothetical 5% return	1,000.00	1,020.74	+	4.17	1,000.00	1,020.74	+	4.17	1,000.00	1,022.13	+	2.77

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class P Shares	Class R Shares	Class R6 Shares
Large Cap Growth Insights+	0.92%	1.67%	0.54%	1.04%	0.67%	0.53%	1.17%	0.53%
Large Cap Value Insights+	0.94	1.70	0.56	1.06	0.69	0.55	1.19	0.55
Small Cap Equity Insights+	1.22	1.97	0.84	1.34	0.97	0.83	1.47	0.83
Small Cap Growth Insights+	1.22	1.98	0.84	—	0.97	0.83	1.47	0.83
Small Cap Value Insights+	1.22	1.97	0.84	—	0.97	0.83	1.47	0.83
U.S. Equity Insights+	0.94	1.69	0.56	1.06	0.69	0.55	1.19	0.55

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

121

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.66 trillion in assets under supervision as of March 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[7]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]Effective	after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]Effective	after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]Effective	December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are unaudited, and may not be representative of current or future investments. Fund holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 206043-OTU-1214524 DOMINSSAR-20

Goldman Sachs Funds

Semi-Annual Report	April 30, 2020

Fundamental Emerging Markets Equity Funds
China Equity*
Emerging Markets Equity
ESG Emerging Markets Equity
Imprint Emerging Markets Opportunities Fund**

*	Effective after the close of business on November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.

**	Effective after the close of business on August 30, 2019, The Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Fundamental Emerging Markets Equity Funds

∎	CHINA EQUITY

∎	EMERGING MARKETS EQUITY

∎	ESG EMERGING MARKETS EQUITY

∎	IMPRINT EMERGING MARKETS OPPORTUNITIES

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Fundamental Emerging Markets Equity Funds

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended April 30, 2020, we want to describe some more recent events through the end of May.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on a Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

China Equity Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	MSCI® China All Shares Index[2]
Class A	3.15%	4.76%
Class C	2.77	4.76
Institutional	3.35	4.76
Investor	3.27	4.76
Class P	3.34	4.76
Class R6	3.34	4.76

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI China All Shares Index (Net, USD, Unhedged) captures large- and mid-cap representation across China A Shares, B Shares, H Shares, Red Chips, P-Chips and foreign listings. The MSCI China All Shares Index (Net, USD, Unhedged) aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI China All Shares Index (Net, USD, Unhedged) does not reflect any deductions of expenses associated with mutual funds such as management fees and other expenses.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/20[3,4,5]

Holding	% of Net Assets	Line of Business	Country

Tencent Holdings Ltd.	10.9%	Media & Entertainment	China
Alibaba Group Holding Ltd. ADR	6.9	Retailing	China
Alibaba Group Holding Ltd.	5.5	Retailing	China
Kweichow Moutai Co. Ltd. Class A	4.7	Food Products	China
Ping An Insurance Group Co. of China Ltd. Class H	3.6	Insurance	China
China Merchants Bank Co. Ltd. Class H	3.3	Banks	China
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2.3	Capital Goods	China
Jiangsu Hengrui Medicine Co. Ltd. Class A	2.2	Pharmaceuticals, Biotechnology & Life Sciences	China
Shenzhen Inovance Technology Co. Ltd. Class A	1.8	Capital Goods	China
CITIC Securities Co. Ltd. Class A	1.6	Diversified Financials	China

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

[4]	The Fund’s overall top 10 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund), which represents approximately 2.3% of the Fund’s net assets as of 4/30/20.

[5]	The line of business for each holding is reported at the industry or sub-industry level.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]

As of April 30, 2020

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Emerging Markets Equity Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	MSCI® Emerging Markets Index[2]

Class A	-9.24%	-10.50%
Class C	-9.62	-10.50
Institutional	-9.13	-10.50
Service	-9.33	-10.50
Investor	-9.15	-10.50
Class P	-9.09	-10.50
Class R6	-9.09	-10.50

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI® Emerging Markets Index (Net, USD, Unhedged) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of April 30, 2020 the MSCI® Emerging Markets Index consists of the following 24 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. For this Index, the dividend is reinvested after deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. MSCI Barra uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI Emerging Markets Index does not reflect any deductions of expenses associated with mutual funds such as management fees and other expenses. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/20[3,4]

Holding	% of Net Assets	Line of Business	Country

Tencent Holdings Ltd.	8.6%	Media & Entertainment	China
Alibaba Group Holding Ltd. ADR	7.4	Retailing	China
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0	Semiconductors & Semiconductor Equipment	Taiwan
Samsung Electronics Co. Ltd.	4.5	Technology Hardware & Equipment	South Korea
Kweichow Moutai Co. Ltd. Class A	3.1	Food Products	China
AIA Group Ltd.	3.0	Insurance	Hong Kong
Ping An Insurance Group Co. of China Ltd. Class H	2.3	Insurance	China
NCSoft Corp.	1.9	Media & Entertainment	South Korea
SK Hynix, Inc.	1.8	Semiconductors & Semiconductor Equipment	South Korea
China Merchants Bank Co. Ltd. Class H	1.7	Banks	China

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

[4]	The line of business for each holding is reported at the industry or sub-industry level.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[5]

As of April 30, 2020

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

ESG Emerging Markets Equity Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	MSCI® Emerging Markets Index[2]

Class A	-8.46%	-10.50%
Class C	-8.81	-10.50
Institutional	-8.32	-10.50
Investor	-8.34	-10.50
Class R	-8.65	-10.50
Class R6	-8.31	-10.50

January 21, 2020–April 30, 2020

Class P	-16.56	-17.53

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI® Emerging Markets Index (Net, USD, Unhedged) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of April 30, 2020 the MSCI® Emerging Markets Index consists of the following 24 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. For this Index, the dividend is reinvested after deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. MSCI Barra uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI Emerging Markets Index does not reflect any deductions of expenses associated with mutual funds such as management fees and other expenses. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/20[3,4]

Holding	% of Net Assets	Line of Business	Country

Tencent Holdings Ltd.	9.1%	Media & Entertainment	China
Alibaba Group Holding Ltd. ADR	7.1	Retailing	China
Taiwan Semiconductor Manufacturing Co. Ltd.	6.3	Semiconductors & Semiconductor Equipment	Taiwan
Samsung Electronics Co. Ltd.	5.1	Technology Hardware & Equipment	South Korea
AIA Group Ltd.	3.3	Insurance	Hong Kong
Ping An Insurance Group Co. of China Ltd. Class H	3.2	Insurance	China
Largan Precision Co. Ltd.	2.0	Technology Hardware & Equipment	Taiwan
MercadoLibre, Inc.	1.9	Retailing	Argentina
Sberbank of Russia PJSC ADR	1.8	Banks	Russia
NAVER Corp.	1.8	Media & Entertainment	South Korea

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

[4]	The line of business for each holding is reported at the industry or sub-industry level.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[5]

As of April 30, 2020

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Imprint Emerging Markets Opportunities Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	MSCI® Emerging Markets Index[2]

Class A	-17.95%	-10.50%
Class C	-18.19	-10.50
Institutional	-17.71	-10.50
Investor	-17.85	-10.50
Class P	-17.69	-10.50
Class R6	-17.80	-10.50

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI® Emerging Markets Index (Net, USD, Unhedged) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of April 30, 2020 the MSCI® Emerging Markets Index consists of the following 24 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. For this Index, the dividend is reinvested after deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. MSCI Barra uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI Emerging Markets Index does not reflect any deductions of expenses associated with mutual funds such as management fees and other expenses. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/20[3]

Holding	% of Net Assets	Line of Business	Country

Naspers Ltd. Class N	11.6%	Retailing	South Africa
Emirates NBD Bank PJSC	6.7	Banks	United Arab Emirates
Delta Electronics, Inc.	5.6	Technology Hardware & Equipment	Taiwan
Shenzhen Inovance Technology Co. Ltd. Class A	4.7	Capital Goods	China
FPT Corp.	4.6	Technology Hardware & Equipment	Vietnam
Haier Smart Home Co. Ltd. Class A	4.5	Consumer Durables & Apparel	China
58.com, Inc. ADR	4.2	Media & Entertainment	China
Suzuki Motor Corp.	4.1	Automobiles & Components	Japan
Cosmax, Inc.	3.8	Household & Personal Products	South Korea
AIA Group Ltd.	3.5	Insurance	Hong Kong

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

7

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. Investments in the securities lending reinvestment vehicle represented 2.9% of the Fund’s net assets at April 30, 2020.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.8%
China – 92.5%
83,234	Aier Eye Hospital Group Co. Ltd. Class A (Health Care Equipment & Services)	$515,902
133,100	Alibaba Group Holding Ltd. (Retailing)*	3,377,975
21,046	Alibaba Group Holding Ltd. ADR (Retailing)*	4,265,393
123,300	Anhui Conch Cement Co. Ltd. Class H (Materials)	972,267
270,256	Bank of Ningbo Co. Ltd. Class A (Banks)	987,309
484,000	China Construction Bank Corp. Class H (Banks)	388,489
32,025	China International Travel Service Corp. Ltd. Class A (Retailing)	410,519
389,000	China Life Insurance Co. Ltd. Class H (Insurance)	829,620
221,000	China Mengniu Dairy Co. Ltd. (Food Products)*	782,585
81,000	China Merchants Bank Co. Ltd. Class A (Banks)	398,923
429,500	China Merchants Bank Co. Ltd. Class H (Banks)	2,032,528
194,000	China Oilfield Services Ltd. Class H (Energy)	151,109
560,000	China Resources Cement Holdings Ltd. (Materials)	761,995
132,000	China Resources Land Ltd. (Real Estate)	545,451
265,400	China Vanke Co. Ltd. Class A (Real Estate)	995,910
195,600	China Vanke Co. Ltd. Class H (Real Estate)	657,359
305,359	CITIC Securities Co. Ltd. Class A (Diversified Financials)	1,010,207
40,198	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	797,782
422,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	656,431
72,665	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	555,930
95,000	Haidilao International Holding Ltd. (Consumer Services)(a)	411,704
37,591	Huami Corp. ADR (Technology Hardware & Equipment)*	474,398
520,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	348,665
774,247	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A (Banks)	777,679
103,038	Jiangsu Hengrui Medicine Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)*	1,340,062
71,536	Juewei Food Co. Ltd. Class A (Food, Beverage & Tobacco)	532,754
16,240	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	2,893,057
558,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	301,430

Common Stocks – (continued)
China – (continued)
47,503	LexinFintech Holdings Ltd. ADR (Diversified Financials)*	400,450
135,522	Luxshare Precision Industry Co. Ltd. Class A (Technology Hardware & Equipment)	893,628
51,100	Meituan Dianping Class B (Retailing)*	684,182
64,600	Midea Group Co. Ltd. Class A (Consumer Durables & Apparel)	484,075
264,000	Minth Group Ltd. (Automobiles & Components)	634,821
183,666	NARI Technology Co. Ltd. Class A (Capital Goods)	518,394
6,675	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	852,131
10,200	Ping An Insurance Group Co. of China Ltd. Class A (Insurance)	106,277
216,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	2,198,072
196,800	Sany Heavy Industry Co. Ltd. Class A (Capital Goods)	540,291
43,200	Shanghai International Airport Co. Ltd. Class A (Transportation)	428,454
56,329	Shanghai Putailai New Energy Technology Co. Ltd. Class A (Materials)*	605,388
236,752	Shenzhen Inovance Technology Co. Ltd. Class A (Capital Goods)	1,087,208
38,900	Shenzhen Kangtai Biological Products Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	728,062
23,700	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Services)	849,123
104,174	Shenzhen Sunway Communication Co. Ltd. Class A (Technology Hardware & Equipment)	597,089
48,400	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	558,615
142,703	Songcheng Performance Development Co. Ltd. Class A (Consumer Services)	598,817
15,400	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	214,453
4,687	TAL Education Group ADR (Consumer Services)*	253,989
127,800	Tencent Holdings Ltd. (Media & Entertainment)	6,718,374
146,000	Tsingtao Brewery Co. Ltd. Class H (Food, Beverage & Tobacco)	886,939
241,506	Universal Scientific Industrial Shanghai Co. Ltd. Class A (Technology Hardware & Equipment)	601,337
533,000	Weichai Power Co. Ltd. Class H (Capital Goods)	936,486
131,400	Wens Foodstuffs Group Co. Ltd. Class A (Food, Beverage & Tobacco)	558,666

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
44,300	Wuhan Jingce Electronic Group Co. Ltd. Class A (Technology Hardware & Equipment)	$419,161
71,100	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,002,417
47,000	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	731,622
1,260,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	799,661
79,600	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (Energy)	278,471
51,200	Yifeng Pharmacy Chain Co. Ltd. Class A (Food & Staples Retailing)	684,045
108,120	Yunnan Energy New Material Co. Ltd. (Materials)	819,757
466,630	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	1,430,252

		57,274,140

Hong Kong – 3.2%
42,836	AIA Group Ltd. (Insurance)	393,139
31,600	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	319,309
9,201	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	295,004
419,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	610,734
294,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)	340,498

		1,958,684

Taiwan – 1.1%
41,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)*	566,146
23,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)*	143,036

		709,182

Vietnam – 0.0%
6	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	25

TOTAL COMMON STOCKS (Cost $54,476,414)		$59,942,031

Shares	Dividend Rate	Value

Investment Company(b) – 2.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,399,012	0.233%	$1,399,012
(Cost $1,399,012)

TOTAL INVESTMENTS – 99.1%
(Cost $55,875,426)		$61,341,043

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		572,468

NET ASSETS – 100.0%		$61,913,511

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	—American Depositary Receipt

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Argentina – 1.3%
40,885	MercadoLibre, Inc. (Retailing)*	$23,856,806

Brazil – 4.2%
2,835,800	Atacadao SA (Food & Staples Retailing)*	10,429,761
1,510,900	B3 SA – Brasil Bolsa Balcao (Diversified Financials)	10,674,852
304,430	Banco Bradesco SA ADR (Banks)	1,071,593
4,757,868	Banco Bradesco SA (Preference) (Banks)(a)	16,755,213
895,062	Banco Pan SA (Preference) (Banks)*(a)	827,923
2,234,100	Fleury SA (Health Care Equipment & Services)	9,367,123
287,766	Pagseguro Digital Ltd. Class A (Software & Services)*	7,289,113
2,992,500	Sao Martinho SA (Food Products)*	10,510,813
571,500	TOTVS SA (Software & Services)	6,216,412
2,895,783	Wiz Solucoes e Corretagem de Seguros SA (Insurance)	4,856,570

		77,999,373

China – 37.3%
209,513	58.com, Inc. ADR (Media & Entertainment)*	10,884,200
671,037	Alibaba Group Holding Ltd. ADR (Retailing)*	135,999,069
2,281,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	17,986,553
1,813,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	15,439,577
3,272,000	China Mengniu Dairy Co. Ltd. (Food Products)*	11,586,509
6,652,000	China Merchants Bank Co. Ltd. Class H (Banks)	31,479,342
385,779	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	7,656,287
1,119,977	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	8,568,482
743,324	Huami Corp. ADR (Technology Hardware & Equipment)*	9,380,749
321,281	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	57,234,258
876,060	LexinFintech Holdings Ltd. ADR (Diversified Financials)*	7,385,186
1,206,800	Meituan Dianping Class B (Retailing)*	16,157,951
3,958,000	Minth Group Ltd. (Automobiles & Components)	9,517,510
3,366,801	NARI Technology Co. Ltd. Class A (Capital Goods)	9,502,739
159,830	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	20,403,898

Common Stocks – (continued)
China – (continued)
4,915,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	2,525,978
4,876,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	49,726,657
1,086,867	Shanghai International Airport Co. Ltd. Class A (Transportation)	10,779,467
405,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	16,109,724
1,174,400	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	16,354,141
282,526	TAL Education Group ADR (Consumer Services)*	15,310,084
3,016,200	Tencent Holdings Ltd. (Media & Entertainment)	158,559,939
7,527,000	Topsports International Holdings Ltd. (Retailing)(b)	9,515,356
1,224,580	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(b)	17,264,973
14,362,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	9,114,862
3,323,848	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	10,187,817

		684,631,308

Colombia – 0.2%
532,763	Banco Davivienda SA (Preference) (Banks)(a)	3,864,853

Czech Republic – 0.5%
4,310,014	Moneta Money Bank A/S (Banks)(b)	8,953,891

Egypt – 0.4%
1,693,572	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	6,494,048

Greece – 1.2%
979,358	Hellenic Exchanges – Athens Stock Exchange SA (Diversified Financials)*	3,650,228
596,724	JUMBO SA (Retailing)	9,338,685
1,082,523	Sarantis SA (Household & Personal Products)	9,253,006

		22,241,919

Hong Kong – 5.6%
5,960,600	AIA Group Ltd. (Insurance)	54,705,012
620,713	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	19,901,403
332,200	IMAX China Holding, Inc. (Media & Entertainment)(b)	500,496

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
11,168,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$16,278,468
1,444,000	Techtronic Industries Co. Ltd. (Capital Goods)	10,949,146

		102,334,525

India – 11.4%
28,850	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,758,656
644,565	Aditya Birla Fashion and Retail Ltd. (Consumer Durables & Apparel)*	984,043
400,891	AIA Engineering Ltd. (Capital Goods)	8,531,861
435,918	Amber Enterprises India Ltd. (Consumer Durables & Apparel)	6,179,705
97,517	Atul Ltd. (Materials)	6,282,688
487,147	Avenue Supermarts Ltd. (Food & Staples Retailing)*(b)	15,268,501
2,873,164	Axis Bank Ltd. (Banks)	16,786,330
233,715	Bajaj Finance Ltd. (Diversified Financials)	7,146,003
1,938,826	Bharti Airtel Ltd. (Telecommunication Services)*	13,203,650
2,146,286	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	6,307,034
584,090	Dalmia Bharat Ltd. (Materials)	4,027,807
584,921	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	18,036,109
44,539	Endurance Technologies Ltd. (Automobiles & Components)(b)	396,966
826,579	ICICI Lombard General Insurance Co. Ltd. (Insurance)(b)	14,129,766
434,967	Info Edge India Ltd. (Media & Entertainment)	14,608,062
1,667,757	Infosys Ltd. (Software & Services)	15,588,745
403,559	Infosys Ltd. ADR (Software & Services)	3,724,849
257,852	Larsen & Toubro Infotech Ltd. (Software & Services)(b)	5,405,548
220,964	Maruti Suzuki India Ltd. (Automobiles & Components)	15,686,598
639,054	Navin Fluorine International Ltd. (Materials)	13,235,371
1,691,810	Prestige Estates Projects Ltd. (Real Estate)	3,863,033
621,244	SBI Life Insurance Co. Ltd. (Insurance)*(b)	5,971,611
342,202	TeamLease Services Ltd. (Commercial & Professional Services)*	7,215,929

		209,338,865

Common Stocks – (continued)
Indonesia – 2.2%
14,904,800	Bank Central Asia Tbk. PT (Banks)	25,817,948
122,564,400	BFI Finance Indonesia Tbk. PT (Diversified Financials)	2,697,539
11,974,200	Map Aktif Adiperkasa PT (Retailing)*	1,921,205
102,636,200	Pakuwon Jati Tbk. PT (Real Estate)	2,577,430
12,387,700	Semen Indonesia Persero Tbk. PT (Materials)	6,575,564

		39,589,686

Mexico – 1.6%
911,800	Arca Continental SAB de CV (Food Products)	3,511,987
3,605,910	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	6,550,215
3,323,199	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	4,693,652
5,722,700	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	13,764,778

		28,520,632

Peru – 1.3%
2,416,454	Alicorp SAA (Food, Beverage & Tobacco)*	4,910,939
4,756,191	Banco BBVA Peru SA (Banks)*	3,367,589
30,896	Credicorp Ltd. (Banks)	4,604,122
425,560	Intercorp Financial Services, Inc. (Banks)	10,729,494

		23,612,144

Philippines – 0.5%
2,988,300	Jollibee Foods Corp. (Consumer Services)	8,442,466

Poland – 1.1%
363,568	Dino Polska SA (Food & Staples Retailing)*(b)	15,375,216
1,014,240	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	5,427,973

		20,803,189

Russia – 3.3%
334,779	LUKOIL PJSC (Energy)	21,602,514
3,424,947	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	5,536,132
7,800,843	Sberbank of Russia PJSC (Banks)	20,557,057
354,237	Yandex NV Class A (Media & Entertainment)*	13,383,074

		61,078,777

Saudi Arabia – 0.2%
240,041	United Electronics Co. (Retailing)	4,340,083

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
South Africa – 1.5%
310,633	Bid Corp. Ltd. (Food & Staples Retailing)	$4,048,236
708,270	Clicks Group Ltd. (Food & Staples Retailing)	8,815,785
790,903	JSE Ltd. (Diversified Financials)	4,414,103
350,472	Santam Ltd. (Insurance)	5,200,497
6,796,685	Transaction Capital Ltd. (Diversified Financials)	5,559,374

		28,037,995

South Korea – 13.1%
373,363	Hankook Tire & Technology Co. Ltd. (Automobiles & Components)	6,550,535
45,548	LG Chem Ltd. (Materials)	14,152,370
196,119	LG Electronics, Inc. (Consumer Durables & Apparel)	8,826,352
158,358	NAVER Corp. (Media & Entertainment)	25,674,673
65,095	NCSoft Corp. (Media & Entertainment)	34,490,548
170,958	Orion Corp. (Food Products)	17,514,023
40,588	Pearl Abyss Corp. (Media & Entertainment)*	6,419,769
109,967	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	10,280,916
2,027,479	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	83,364,996
470,010	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	32,344,940

		239,619,122

Taiwan – 9.7%
14,171,000	FIT Hon Teng Ltd. (Technology Hardware & Equipment)(b)	3,063,921
1,080,700	Kingpak Technology, Inc. (Technology Hardware & Equipment)	5,170,244
144,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	19,629,155
713,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	5,470,960
1,756,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)*	10,920,497
648,000	President Chain Store Corp. (Food & Staples Retailing)	6,700,794
203,211	Sea Ltd. ADR (Media & Entertainment)*	11,294,467
10,908,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	110,046,629

Common Stocks – (continued)
Taiwan – (continued)
1,417,000	Taiwan Union Technology Corp. (Technology Hardware & Equipment)	6,388,313

		178,684,980

Thailand – 0.8%
8,052,200	Airports of Thailand PCL (Transportation)	15,358,265

Turkey – 0.5%
515,796	Mavi Giyim Sanayi ve Ticaret A/S Class B (Consumer Durables & Apparel)*(b)	3,064,049
3,414,508	Sok Marketler Ticaret A/S (Food & Staples Retailing)*	5,356,321

		8,420,370

United Arab Emirates – 0.2%
760,367	Network International Holdings plc (Software & Services)*(b)	3,965,787

Vietnam – 1.0%
4,180,903	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	17,682,222

TOTAL COMMON STOCKS (Cost $1,829,867,796)		$1,817,871,306

Exchange Traded Fund – 0.8%
398,097	iShares MSCI Emerging Markets ETF	$14,586,274
(Cost $19,569,202)

TOTAL INVESTMENTS – 99.9%
(Cost $1,849,436,998)		$1,832,457,580

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,325,970

NET ASSETS – 100.0%		$1,833,783,550

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.5%
Argentina – 1.9%
224	MercadoLibre, Inc. (Retailing)*	$130,706

Brazil – 4.4%
15,700	Atacadao SA (Food & Staples Retailing)*	57,743
6,200	B3 SA – Brasil Bolsa Balcao (Diversified Financials)	43,804
22,677	Banco Bradesco SA ADR (Banks)	79,823
8,100	Fleury SA (Health Care Equipment & Services)	33,962
2,280	Pagseguro Digital Ltd. Class A (Software & Services)*	57,752
9,600	Sao Martinho SA (Food Products)*	33,719

		306,803

China – 35.6%
952	58.com, Inc. ADR (Media & Entertainment)*	49,456
2,417	Alibaba Group Holding Ltd. ADR (Retailing)*	489,853
9,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	70,968
8,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	68,128
18,000	China Mengniu Dairy Co. Ltd. (Food Products)*	63,740
25,500	China Merchants Bank Co. Ltd. Class H (Banks)	120,674
1,700	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	33,739
4,500	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	34,428
4,500	Meituan Dianping Class B (Retailing)*	60,251
18,900	NARI Technology Co. Ltd. Class A (Capital Goods)	53,345
800	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	102,128
20,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	10,279
21,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	218,790
5,500	Shanghai International Airport Co. Ltd. Class A (Transportation)	54,549
2,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	79,457
6,100	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	84,946
1,011	TAL Education Group ADR (Consumer Services)*	54,786
12,000	Tencent Holdings Ltd. (Media & Entertainment)	630,832
33,000	Topsports International Holdings Ltd. (Retailing)(a)	41,717
5,160	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	72,749

Common Stocks – (continued)
China – (continued)
50,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	31,733
11,500	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	35,248

		2,461,796

Colombia – 0.2%
2,200	Banco Davivienda SA (Preference) (Banks)(b)	15,960

Czech Republic – 0.5%
18,317	Moneta Money Bank A/S (Banks)(a)	38,053

Egypt – 0.3%
6,159	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	23,617

Greece – 0.8%
3,488	JUMBO SA (Retailing)	54,587

Hong Kong – 6.3%
24,800	AIA Group Ltd. (Insurance)	227,609
2,667	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	85,510
51,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	74,337
6,000	Techtronic Industries Co. Ltd. (Capital Goods)	45,495

		432,951

India – 11.5%
1,737	Avenue Supermarts Ltd. (Food & Staples Retailing)*(a)	54,442
14,189	Axis Bank Ltd. (Banks)	82,899
1,313	Bajaj Finance Ltd. (Diversified Financials)	40,146
6,481	Bharti Airtel Ltd. (Telecommunication Services)*	44,137
3,819	Dalmia Bharat Ltd. (Materials)	26,335
3,425	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	105,610
5,045	ICICI Lombard General Insurance Co. Ltd. (Insurance)(a)	86,241
2,383	Info Edge India Ltd. (Media & Entertainment)	80,031
8,862	Infosys Ltd. (Software & Services)	82,834
3,032	Infosys Ltd. ADR (Software & Services)	27,986
1,859	Larsen & Toubro Infotech Ltd. (Software & Services)(a)	38,972
1,410	Maruti Suzuki India Ltd. (Automobiles & Components)	100,098
2,367	SBI Life Insurance Co. Ltd. (Insurance)*(a)	22,752

		792,483

Indonesia – 1.6%
64,100	Bank Central Asia Tbk. PT (Banks)	111,033

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Mexico – 2.2%
6,400	Arca Continental SAB de CV (Food Products)	$24,651
21,865	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	30,882
40,300	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	96,933

		152,466

Peru – 1.4%
336	Credicorp Ltd. (Banks)	50,071
1,753	Intercorp Financial Services, Inc. (Banks)	44,070

		94,141

Philippines – 0.3%
8,820	Jollibee Foods Corp. (Consumer Services)	24,918

Poland – 0.6%
7,470	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	39,978

Russia – 3.4%
28,650	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	46,311
11,875	Sberbank of Russia PJSC ADR (Banks)	124,806
1,623	Yandex NV Class A (Media & Entertainment)*	61,317

		232,434

Saudi Arabia – 0.3%
1,019	United Electronics Co. (Retailing)	18,424

South Africa – 1.4%
1,433	Bid Corp. Ltd. (Food & Staples Retailing)	18,675
4,132	Clicks Group Ltd. (Food & Staples Retailing)	51,431
1,767	Santam Ltd. (Insurance)	26,220

		96,326

South Korea – 13.1%
182	LG Chem Ltd. (Materials)	56,550
716	LG Electronics, Inc. (Consumer Durables & Apparel)	32,224
757	NAVER Corp. (Media & Entertainment)	122,733
212	NCSoft Corp. (Media & Entertainment)	112,328
613	Orion Corp. (Food Products)	62,799
196	Pearl Abyss Corp. (Media & Entertainment)*	31,001
379	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	35,433
8,530	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	350,733
1,535	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	105,635

		909,436

Taiwan – 9.9%
1,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	136,314

Common Stocks – (continued)
Taiwan – (continued)
3,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	23,019
6,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)*	37,314
938	Sea Ltd. ADR (Media & Entertainment)*	52,134
43,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	433,775

		682,556

Thailand – 0.8%
28,500	Airports of Thailand PCL (Transportation)	54,359

TOTAL COMMON STOCKS (Cost $6,819,212)		$6,673,027

Shares	Dividend Rate	Value

Investment Company(c) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,602	0.233%	$7,602
(Cost $7,602)

TOTAL INVESTMENTS – 96.6%
(Cost $6,826,814)		$6,680,629

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		233,089

NET ASSETS – 100.0%		$6,913,718

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS IMPRINT EMERGING MARKETS OPPORTUNITIES FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Bangladesh – 1.5%
665,140	BRAC Bank Ltd. (Banks)*	$249,476

Brazil – 2.9%
90,400	Atacadao SA (Food & Staples Retailing)*	332,481
73,700	IRB Brasil Resseguros S/A (Insurance)	138,512

		470,993

China – 29.0%
13,164	58.com, Inc. ADR (Media & Entertainment)*	683,870
14,708	Baozun, Inc. ADR (Retailing)*(a)	468,303
340,700	Haier Smart Home Co. Ltd. Class A (Consumer Durables & Apparel)	735,372
30,357	Huize Holding Ltd. (Insurance)*	230,410
108,000	Li Ning Co. Ltd. (Consumer Durables & Apparel)	341,007
327,000	Maoyan Entertainment (Retailing)*(b)	440,963
165,979	Shenzhen Inovance Technology Co. Ltd. Class A (Capital Goods)	762,205
7,661	TAL Education Group ADR (Consumer Services)*	415,150
10,550	Trip.com Group Ltd. ADR (Retailing)*	271,768
118,800	Zhuzhou CRRC Times Electric Co. Ltd. Class H (Capital Goods)	363,425

		4,712,473

Egypt – 4.5%
951,920	Cleopatra Hospital (Health Care Equipment & Services)*	259,285
115,247	Commercial International Bank Egypt SAE (Banks)	468,483

		727,768

Hong Kong – 3.5%
62,600	AIA Group Ltd. (Insurance)	574,528

India – 3.5%
13,026	HDFC Bank Ltd. ADR (Banks)	564,677

Indonesia – 2.0%
295,900	Map Aktif Adiperkasa PT (Retailing)*	47,476
6,180,800	Mitra Adiperkasa Tbk. PT (Retailing)	270,011

		317,487

Japan – 4.1%
20,900	Suzuki Motor Corp. (Automobiles & Components)	667,029

Philippines – 2.6%
371,310	Bank of the Philippine Islands (Banks)	426,469

Poland – 1.9%
7,401	Dino Polska SA (Food & Staples Retailing)*(b)	312,987

Russia – 3.2%
13,511	Yandex NV Class A (Media & Entertainment)*	510,446

Common Stocks – (continued)
Saudi Arabia – 1.0%
10,163	Leejam Sports Co. JSC (Consumer Services)	167,487

Slovenia – 3.3%
67,077	Nova Ljubljanska Banka dd GDR (Banks)	536,596

South Africa – 11.6%
12,141	Naspers Ltd. Class N (Retailing)	1,889,729

South Korea – 7.2%
8,346	Cosmax, Inc. (Household & Personal Products)	609,529
1,811	LG Chem Ltd. (Materials)	562,702

		1,172,231

Taiwan – 5.6%
194,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	904,856

United Arab Emirates – 6.8%
467,470	Emirates NBD Bank PJSC (Banks)	1,086,105
35,803	NMC Health plc (Health Care Equipment & Services)	12,169

		1,098,274

Vietnam – 4.7%
344,882	FPT Corp. (Technology Hardware & Equipment)	754,535

TOTAL COMMON STOCKS (Cost $19,326,869)		$16,058,041

Shares	Dividend Rate	Value

Investment Company(c) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
13,673	0.233%	$13,673
(Cost $13,673)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $19,340,542)		$16,071,714

Securities Lending Reinvestment Vehicle(c) – 2.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
465,650	0.233%	$465,650
(Cost $465,650)

TOTAL INVESTMENTS – 101.9%
(Cost $19,806,192)		$16,537,364

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.9)%		(308,474)

NET ASSETS – 100.0%		$16,228,890

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS IMPRINT EMERGING MARKETS OPPORTUNITIES FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	China Equity Fund	Emerging Markets Equity Fund	ESG Emerging Markets Equity Fund	Imprint Emerging Markets Opportunities Fund
Assets:
Investments in unaffiliated issuers, at value (cost $54,476,414, $1,849,436,998, $6,819,212 and $19,326,869)(a)	$59,942,031	$1,832,457,580	$6,673,027	$16,058,041
Investments in affiliated issuers, at value (cost $1,399,012, $0, $7,602 and $13,673)	1,399,012	—	7,602	13,673
Investments in affiliated securities lending reinvestment vehicle, at value (cost $0, $0, $0 and $465,650)	—	—	—	465,650
Cash	499,876	2,713,640	55,895	98,648
Foreign currencies, at value (cost $61,022, $2,575,309, $131,656 and $3,133)	58,125	2,541,696	128,942	2,998
Receivables:
Dividends	50,991	2,920,147	10,097	6,583
Reimbursement from investment adviser	26,005	—	24,628	35,864
Fund shares sold	19,820	2,372,217	1,134	—
Securities lending income	171	23,708	—	701
Investments sold	—	591,511	—	150,008
Foreign tax reclaims	—	150,735	1,524	7,361
Due from custodian	—	—	2,153	—
Other assets	59,040	108,807	71,521	60,467
Total assets	62,055,071	1,843,880,041	6,976,523	16,899,994

Liabilities:
Payables:
Management fees	48,335	1,517,552	5,201	13,354
Fund shares redeemed	8,866	8,034,078	—	7,771
Distribution and Service fees and Transfer Agency fees	5,675	143,678	340	2,018
Investments purchased	—	89	4,305	88,060
Payable upon return of securities loaned	—	—	—	465,650
Foreign capital gains taxes	—	59,831	27	7,373
Accrued expenses	78,684	341,263	52,932	86,878
Total liabilities	141,560	10,096,491	62,805	671,104

Net Assets:
Paid-in capital	54,062,921	2,078,933,084	7,505,551	79,233,265
Total distributable earnings (loss)	7,850,590	(245,149,534)	(591,833)	(63,004,375)
NET ASSETS	$61,913,511	$1,833,783,550	$6,913,718	$16,228,890
Net Assets:
Class A	$13,640,517	$211,815,522	$46,905	$2,620,896
Class C	905,583	22,065,298	44,996	778,945
Institutional	7,030,705	1,093,127,948	6,561,227	2,722,825
Service	—	21,333,610	—	—
Investor	264,972	121,886,923	45,867	863,294
Class P	39,790,142	345,752,795	8,348	9,236,136
Class R	—	—	160,384	—
Class R6	281,592	17,801,454	45,991	6,794
Total Net Assets	$61,913,511	$1,833,783,550	$6,913,718	$16,228,890
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	514,086	11,566,583	5,177	395,696
Class C	38,078	1,348,098	5,000	123,281
Institutional	248,382	55,634,457	723,313	410,311
Service	—	1,204,207	—	—
Investor	9,416	6,252,072	5,058	129,759
Class P	1,409,938	17,521,973	920	1,393,950
Class R	—	—	17,762	—
Class R6	9,981	902,067	5,069	1,024
Net asset value, offering and redemption price per share:(b)
Class A	$26.53	$18.31	$9.06	$6.62
Class C	23.78	16.37	9.00	6.32
Institutional	28.31	19.65	9.07	6.64
Service	—	17.72	—	—
Investor	28.14	19.50	9.07	6.65
Class P	28.22	19.73	9.07	6.63
Class R	—	—	9.03	—
Class R6	28.21	19.73	9.07	6.63

(a)	Includes loaned securities having a market value of $442,576 for Imprint Emerging Markets Opportunities Fund.
(b)	Maximum public offering price per share for Class A Shares of the China Equity, Emerging Markets Equity, ESG Emerging Markets Equity and Imprint Emerging Markets Opportunities Funds is $28.07, $19.38, $9.59 and $7.01, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Statements of Operations

For the Six Months Ended April 30, 2020 (Unaudited)

	China Equity Fund	Emerging Markets Equity Fund	ESG Emerging Markets Equity Fund	Imprint Emerging Markets Opportunities Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign taxes withheld of $4,526, $1,414,652, $5,556 and $8,764)	$65,099	$12,207,200	$41,233	$97,596

Dividends — affiliated issuers	2,252	116,626	77	118

Securities lending income — affiliated issuer	963	134,079	—	7,293

Total investment income	68,314	12,457,905	41,310	105,007

Expenses:

Management fees	336,744	9,550,130	35,564	115,879

Professional fees	55,950	55,325	47,291	70,011

Custody, accounting and administrative services	49,873	405,523	22,390	60,196

Registration fees	43,244	97,769	49,084	43,460

Distribution and Service fees(a)	21,731	421,709	732	9,456

Transfer Agency fees(a)	20,775	612,439	1,656	7,389

Printing and mailing costs	19,575	105,839	9,726	18,179

Trustee fees	9,140	10,614	9,085	9,100

Service share fees — Service and Shareholder Administration Plan	—	58,646	—	—

Other	21,480	45,940	4,335	26,286

Total expenses	578,512	11,363,934	179,863	359,956

Less — expense reductions	(165,842)	(50,486)	(137,521)	(209,524)

Net expenses	412,670	11,313,448	42,342	150,432

NET INVESTMENT INCOME (LOSS)	(344,356)	1,144,457	(1,032)	(45,425)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	4,457,460	(73,397,470)	(161,483)	(1,259,261)

Foreign currency transactions	(59,646)	(785,996)	(7,863)	(17,252)

Net change in unrealized loss on:

Investments — unaffiliated issuers (including the effects of the net change in the foreign capital gains tax liability of $411,517, $2,937,756, $13,084 and $0)	(1,260,561)	(101,107,234)	(411,025)	(3,474,591)

Foreign currency translation	(160,058)	(1,494,465)	(9,336)	(184)

Net realized and unrealized gain (loss)	2,977,195	(176,785,165)	(589,707)	(4,751,288)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,632,839	$(175,640,708)	$(590,739)	$(4,796,713)

(a)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
China Equity	$17,014	$4,717	$—	$11,569	$802	$1,231	$—	$215	$6,900	$—	$58
Emerging Markets Equity	281,927	139,782	—	191,710	23,763	206,741	4,692	122,787	59,356	—	3,390
ESG Emerging Markets Equity	62	245	425	42	42	1,377	—	42	1(b)	145	7
Imprint Emerging Markets Opportunities	4,029	5,427	—	2,740	923	709	—	1,073	1,942	—	2

(b)	Commenced operations on January 21, 2020.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Statements of Changes in Net Assets

	China Equity Fund		Emerging Markets Equity Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:

Net investment income (loss)	$(344,356)	$331,276	$1,144,457	$11,647,844

Net realized gain (loss)	4,397,814	(1,370,912)	(74,183,466)	(45,923,674)

Net change in unrealized gain (loss)	(1,420,619)	13,831,545	(102,601,699)	301,566,373

Net increase (decrease) in net assets resulting from operations	2,632,839	12,791,909	(175,640,708)	267,290,543

Distributions to shareholders:

From distributable earnings:

Class A Shares	(80,753)	(889,921)	(2,087,916)	(673,495)

Class C Shares	—	(72,137)	(31,816)	—

Institutional Shares	(54,582)	(433,817)	(11,063,936)	(5,268,709)

Service Shares	—	—	(191,831)	(49,751)

Investor Shares	(1,881)	(17,126)	(1,412,911)	(901,707)

Class P Shares	(459,995)	(3,162,940)	(4,624,350)	(2,644,053)

Class R6 Shares	(3,753)	(539)	(290,245)	(296,454)

Total distributions to shareholders	(600,964)	(4,576,480)	(19,703,005)	(9,834,169)

From share transactions:

Proceeds from sales of shares	5,322,460	5,319,738	706,521,291	780,205,137

Reinvestment of distributions	595,251	4,525,522	17,567,215	8,902,639

Cost of shares redeemed	(19,986,498)	(14,323,926)	(470,015,021)	(644,514,588)

Net increase (decrease) in net assets resulting from share transactions	(14,068,787)	(4,478,666)	254,073,485	144,593,188

TOTAL INCREASE (DECREASE)	(12,036,912)	3,736,763	58,729,772	402,049,562

Net Assets:

Beginning of period	73,950,423	70,213,660	1,775,053,778	1,373,004,216

End of period	$61,913,511	$73,950,423	$1,833,783,550	$1,775,053,778

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Statements of Changes in Net Assets (continued)

	ESG Emerging Markets Equity Fund		Imprint Emerging Markets Opportunities Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:

Net investment income (loss)	$(1,032)	$59,539	$(45,425)	$1,290,158

Net realized gain (loss)	(169,346)	(138,804)	(1,276,513)	2,721,312

Net change in unrealized gain (loss)	(420,361)	1,276,626	(3,474,775)	(1,640,699)

Net increase (decrease) in net assets resulting from operations	(590,739)	1,197,361	(4,796,713)	2,370,771

Distributions to shareholders:

From distributable earnings:

Class A Shares	(280)	(100)	(164,432)	(43,316)

Class C Shares	—	—	(46,762)	—

Institutional Shares	(64,061)	(27,540)	(204,776)	(148,258)

Investor Shares	(400)	(167)	(72,847)	(18,320)

Class P Shares	— (a)	—	(733,414)	(211,532)

Class R Shares	(1,009)	(34)	—	—

Class R6 Shares	(471)	(206)	(446)	(117)

Total distributions to shareholders	(66,221)	(28,047)	(1,222,677)	(421,543)

From share transactions:

Proceeds from sales of shares	381,736	1,219,951	4,050,793	1,128,191

Reinvestment of distributions	66,221	28,047	1,214,908	414,427

Cost of shares redeemed	(155,985)	(1,027,311)	(6,759,586)	(20,612,037)

Net increase (decrease) in net assets resulting from share transactions	291,972	220,687	(1,493,885)	(19,069,419)

TOTAL INCREASE (DECREASE)	(364,988)	1,390,001	(7,513,275)	(17,120,191)

Net Assets:

Beginning of period	7,278,706	5,888,705	23,742,165	40,862,356

End of period	$6,913,718	$7,278,706	$16,228,890	$23,742,165

(a)	Commenced operations on January 21, 2020.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs China Equity Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017		2016	2015
Per Share Data

Net asset value, beginning of period	$25.87		$23.13	$27.69	$21.08		$20.28	$20.04

Net investment income (loss)(a)	(0.17)		0.04	0.05	(0.02	)(b)	(0.02)	(0.03)

Net realized and unrealized gain (loss)	0.99		4.23	(4.22)	6.63		0.82	0.27

Total from investment operations	0.82		4.27	(4.17)	6.61		0.80	0.24

Distributions to shareholders from net investment income	(0.16)		(0.04)	—	—		—	—

Distributions to shareholders from net realized gains	—		(1.49)	(0.39)	—		—	—

Total distributions	(0.16)		(1.53)	(0.39)	—		—	—

Net asset value, end of period	$26.53		$25.87	$23.13	$27.69		$21.08	$20.28

Total return(c)	3.15%		19.54%	(15.32)%	31.36%		3.93%	1.20%

Net assets, end of period (in 000s)	$13,641		$13,397	$13,598	$16,860		$14,975	$16,310

Ratio of net expenses to average net assets	1.48	%(d)	1.51%	1.54%	1.55%		1.60%	1.69%

Ratio of total expenses to average net assets	2.02	%(d)	2.10%	1.91%	2.03%		2.18%	1.99%

Ratio of net investment income (loss) to average net assets	(1.29	)%(d)	0.17%	0.17%	(0.09	)%(b)	(0.08)%	(0.16)%

Portfolio turnover rate(e)	90%		20%	39%	89%		111%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.17% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs China Equity Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017		2016	2015
Per Share Data

Net asset value, beginning of period	$23.14		$20.95	$25.31	$19.41		$18.81	$18.73

Net investment loss(a)	(0.24)		(0.14)	(0.13)	(0.17	)(b)	(0.15)	(0.18)

Net realized and unrealized gain (loss)	0.88		3.82	(3.84)	6.07		0.75	0.26

Total from investment operations	0.64		3.68	(3.97)	5.90		0.60	0.08

Distributions to shareholders from net realized gains	—		(1.49)	(0.39)	—		—	—

Net asset value, end of period	$23.78		$23.14	$20.95	$25.31		$19.41	$18.81

Total return(c)	2.77%		18.66%	(15.94)%	30.35%		3.18%	0.43%

Net assets, end of period (in 000s)	$906		$896	$1,318	$1,732		$1,810	$1,951

Ratio of net expenses to average net assets	2.23	%(d)	2.27%	2.29%	2.30%		2.35%	2.44%

Ratio of total expenses to average net assets	2.77	%(d)	2.85%	2.66%	2.78%		2.93%	2.76%

Ratio of net investment loss to average net assets	(2.05	)%(d)	(0.63)%	(0.52)%	(0.79	)%(b)	(0.83)%	(0.91)%

Portfolio turnover rate(e)	90%		20%	39%	89%		111%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.17% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs China Equity Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017		2016	2015
Per Share Data

Net asset value, beginning of period	$27.63		$24.56	$29.28	$22.20		$21.27	$20.99

Net investment income (loss)(a)	(0.14)		0.14	0.19	0.09	(b)	0.07	0.05

Net realized and unrealized gain (loss)	1.07		4.50	(4.51)	6.99		0.86	0.29

Total from investment operations	0.93		4.64	(4.32)	7.08		0.93	0.34

Distributions to shareholders from net investment income	(0.25)		(0.08)	(0.01)	—		—	(0.06)

Distributions to shareholders from net realized gains	—		(1.49)	(0.39)	—		—	—

Total distributions	(0.25)		(1.57)	(0.40)	—		—	(0.06)

Net asset value, end of period	$28.31		$27.63	$24.56	$29.28		$22.20	$21.27

Total return(c)	3.35%		19.98%	(14.98)%	31.91%		4.31%	1.60%

Net assets, end of period (in 000s)	$7,031		$6,327	$6,997	$62,843		$56,077	$58,967

Ratio of net expenses to average net assets	1.15	%(d)	1.15%	1.15%	1.15%		1.20%	1.29%

Ratio of total expenses to average net assets	1.64	%(d)	1.71%	1.47%	1.63%		1.78%	1.61%

Ratio of net investment income (loss) to average net assets	(0.96	)%(d)	0.54%	0.63%	0.36	%(b)	0.32%	0.21%

Portfolio turnover rate(e)	90%		20%	39%	89%		111%	153%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.17% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs China Equity Fund
	Investor Shares(a)
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017		2016	2015
Per Share Data

Net asset value, beginning of period	$27.46		$24.41	$29.14	$22.12		$21.23	$20.98

Net investment income (loss)(b)	(0.15)		0.09	0.15	0.06	(c)	0.06	0.01

Net realized and unrealized gain (loss)	1.05		4.50	(4.48)	6.96		0.83	0.29

Total from investment operations	0.90		4.59	(4.33)	7.02		0.89	0.30

Distributions to shareholders from net investment income	(0.22)		(0.05)	(0.01)	—		—	(0.05)

Distributions to shareholders from net realized gains	—		(1.49)	(0.39)	—		—	—

Total distributions	(0.22)		(1.54)	(0.40)	—		—	(0.05)

Net asset value, end of period	$28.14		$27.46	$24.41	$29.14		$22.12	$21.23

Total return(d)	3.27%		19.86%	(15.11)%	31.74%		4.18%	1.46%

Net assets, end of period (in 000s)	$265		$226	$392	$136		$57	$52

Ratio of net expenses to average net assets	1.23	%(e)	1.27%	1.29%	1.30%		1.34%	1.44%

Ratio of total expenses to average net assets	1.77	%(e)	1.85%	1.63%	1.78%		1.93%	1.75%

Ratio of net investment income (loss) to average net assets	(1.06	)%(e)	0.35%	0.52%	0.24	%(c)	0.27%	0.06%

Portfolio turnover rate(f)	90%		20%	39%	89%		111%	153%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.17% of average net assets.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs China Equity Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	April 16, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$27.55		$24.57	$30.61

Net investment income (loss)(a)	(0.13)		0.14	0.09

Net realized and unrealized gain (loss)	1.06		4.49	(6.13)

Total from investment operations	0.93		4.63	(6.04)

Distributions to shareholders from net investment income	(0.26)		(0.16)	—

Distributions to shareholders from net realized gains	—		(1.49)	—

Total distributions	(0.26)		(1.65)	—

Net asset value, end of period	$28.22		$27.55	$24.57

Total return(b)	3.34%		19.98%	(19.73)%

Net assets, end of period (in 000s)	$39,790		$52,673	$47,901

Ratio of net expenses to average net assets	1.14	%(c)	1.15%	1.14	%(c)

Ratio of total expenses to average net assets	1.62	%(c)	1.70%	1.77	%(c)

Ratio of net investment income (loss) to average net assets	(0.93	)%(c)	0.55%	0.59	%(c)

Portfolio turnover rate(d)	90%		20%	39%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs China Equity Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	February 28, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$27.54		$24.56	$30.83

Net investment income (loss)(a)	(0.13)		0.15	0.19

Net realized and unrealized gain (loss)	1.06		4.48	(6.46)

Total from investment operations	0.93		4.63	(6.27)

Distributions to shareholders from net investment income	(0.26)		(0.16)	—

Distributions to shareholders from net realized gains	—		(1.49)	—

Total distributions	(0.26)		(1.65)	—

Net asset value, end of period	$28.21		$27.54	$24.56

Total return(b)	3.34%		19.96%	(20.34)%

Net assets, end of period (in 000s)	$282		$432	$8

Ratio of net expenses to average net assets	1.14	%(c)	1.15%	1.15	%(c)

Ratio of total expenses to average net assets	1.62	%(c)	1.70%	1.55	%(c)

Ratio of net investment income (loss) to average net assets	(0.94	)%(c)	0.57%	1.00	%(c)

Portfolio turnover rate(d)	90%		20%	39%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017		2016	2015
Per Share Data

Net asset value, beginning of period	$20.35		$17.18	$20.91	$16.23		$14.75	$16.00

Net investment income (loss)(a)	(0.02)		0.07	0.10	0.05	(b)	0.04	0.03

Net realized and unrealized gain (loss)	(1.83)		3.18	(3.69)	4.74		1.44	(1.28)

Total from investment operations	(1.85)		3.25	(3.59)	4.79		1.48	(1.25)

Distributions to shareholders from net investment income	(0.19)		(0.08)	(0.14)	(0.11)		—	—

Net asset value, end of period	$18.31		$20.35	$17.18	$20.91		$16.23	$14.75

Total return(c)	(9.24)%		19.03%	(17.32)%	29.78%		10.01%	(7.81)%

Net assets, end of period (in 000s)	$211,816		$230,234	$152,596	$85,679		$59,593	$64,169

Ratio of net expenses to average net assets	1.50	%(d)	1.55%	1.56%	1.57%		1.65%	1.67%

Ratio of total expenses to average net assets	1.52	%(d)	1.58%	1.64%	1.75%		1.90%	1.91%

Ratio of net investment income (loss) to average net assets	(0.17	)%(d)	0.39%	0.46%	0.29	%(b)	0.27%	0.17%

Portfolio turnover rate(e)	17%		33%	52%	113%		92%	118%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.19% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017		2016	2015
Per Share Data

Net asset value, beginning of period	$18.12		$15.34	$18.72	$14.53		$13.31	$14.55

Net investment loss(a)	(0.08)		(0.06)	(0.05)	(0.09	)(b)	(0.06)	(0.10)

Net realized and unrealized gain (loss)	(1.65)		2.84	(3.30)	4.28		1.28	(1.14)

Total from investment operations	(1.73)		2.78	(3.35)	4.19		1.22	(1.24)

Distributions to shareholders from net investment income	(0.02)		—	(0.03)	—		—	—

Net asset value, end of period	$16.37		$18.12	$15.34	$18.72		$14.53	$13.31

Total return(c)	(9.62)%		18.12%	(17.91)%	28.84%		9.14%	(8.52)%

Net assets, end of period (in 000s)	$22,065		$30,115	$33,252	$36,286		$30,104	$35,927

Ratio of net expenses to average net assets	2.25	%(d)	2.30%	2.31%	2.32%		2.40%	2.41%

Ratio of total expenses to average net assets	2.27	%(d)	2.33%	2.39%	2.50%		2.65%	2.67%

Ratio of net investment loss to average net assets	(0.94	)%(d)	(0.33)%	(0.25)%	(0.55	)%(b)	(0.48)%	(0.68)%

Portfolio turnover rate(e)	17%		33%	52%	113%		92%	118%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.19% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017		2016	2015
Per Share Data

Net asset value, beginning of period	$21.85		$18.43	$22.40	$17.38		$15.75	$17.08

Net investment income(a)	0.02		0.17	0.20	0.12	(b)	0.11	0.08

Net realized and unrealized gain (loss)	(1.97)		3.40	(3.96)	5.07		1.54	(1.36)

Total from investment operations	(1.95)		3.57	(3.76)	5.19		1.65	(1.28)

Distributions to shareholders from net investment income	(0.25)		(0.15)	(0.21)	(0.17)		(0.02)	(0.05)

Net asset value, end of period	$19.65		$21.85	$18.43	$22.40		$17.38	$15.75

Total return(c)	(9.13)%		19.51%	(16.99)%	30.31%		10.43%	(7.49)%

Net assets, end of period (in 000s)	$1,093,128		$940,632	$678,197	$664,085		$445,019	$326,068

Ratio of net expenses to average net assets	1.14	%(d)	1.17%	1.17%	1.18%		1.25%	1.28%

Ratio of total expenses to average net assets	1.14	%(d)	1.19%	1.24%	1.36%		1.50%	1.52%

Ratio of net investment income to average net assets	0.21	%(d)	0.84%	0.91%	0.63	%(b)	0.69%	0.48%

Portfolio turnover rate(e)	17%		33%	52%	113%		92%	118%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.19% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Fund
	Service Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017		2016	2015
Per Share Data

Net asset value, beginning of period	$19.68		$16.60	$20.21	$15.71		$14.29	$15.52

Net investment income (loss)(a)	(0.03)		0.06	0.07	0.02	(b)	0.02	— (c)

Net realized and unrealized gain (loss)	(1.77)		3.06	(3.56)	4.59		1.40	(1.23)

Total from investment operations	(1.80)		3.12	(3.49)	4.61		1.42	(1.23)

Distributions to shareholders from net investment income	(0.16)		(0.04)	(0.12)	(0.11)		—	—

Net asset value, end of period	$17.72		$19.68	$16.60	$20.21		$15.71	$14.29

Total return(d)	(9.33)%		18.85%	(17.38)%	29.65%		9.91%	(7.93)%

Net assets, end of period (in 000s)	$21,334		$24,183	$19,922	$26,049		$19,069	$15,759

Ratio of net expenses to average net assets	1.64	%(e)	1.67%	1.67%	1.68%		1.75%	1.77%

Ratio of total expenses to average net assets	1.64	%(e)	1.69%	1.75%	1.86%		2.00%	2.02%

Ratio of net investment income (loss) to average net assets	(0.31	)%(e)	0.32%	0.36%	0.11	%(b)	0.17%	0.02%

Portfolio turnover rate(f)	17%		33%	52%	113%		92%	118%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.19% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Fund
	Investor Shares(a)
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017		2016	2015
Per Share Data

Net asset value, beginning of period	$21.66		$18.28	$22.24	$17.27		$15.67	$16.99

Net investment income(b)	—	(c)	0.12	0.17	0.13	(d)	0.08	0.01

Net realized and unrealized gain (loss)	(1.94)		3.38	(3.94)	5.01		1.53	(1.30)

Total from investment operations	(1.94)		3.50	(3.77)	5.14		1.61	(1.29)

Distributions to shareholders from net investment income	(0.22)		(0.12)	(0.19)	(0.17)		(0.01)	(0.03)

Net asset value, end of period	$19.50		$21.66	$18.28	$22.24		$17.27	$15.67

Total return(e)	(9.15)%		19.31%	(17.07)%	30.11%		10.26%	(7.62)%

Net assets, end of period (in 000s)	$121,887		$135,484	$139,726	$62,974		$5,263	$1,424

Ratio of net expenses to average net assets	1.25	%(f)	1.30%	1.31%	1.31%		1.40%	1.42%

Ratio of total expenses to average net assets	1.27	%(f)	1.33%	1.38%	1.49%		1.64%	1.69%

Ratio of net investment income to average net assets	0.02	%(f)	0.58%	0.79%	0.67	%(d)	0.52%	0.04%

Portfolio turnover rate(g)	17%		33%	52%	113%		92%	118%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.19% of average net assets.
(e)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	April 16, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$21.94		$18.51	$23.46

Net investment income(a)	0.02		0.17	0.10

Net realized and unrealized gain (loss)	(1.98)		3.41	(5.05)

Total from investment operations	(1.96)		3.58	(4.95)

Distributions to shareholders from net investment income	(0.25)		(0.15)	—

Net asset value, end of period	$19.73		$21.94	$18.51

Total return(b)	(9.09)%		19.47%	(21.06)%

Net assets, end of period (in 000s)	$345,753		$389,019	$311,447

Ratio of net expenses to average net assets	1.13	%(c)	1.16%	1.15	%(c)

Ratio of total expenses to average net assets	1.13	%(c)	1.18%	1.24	%(c)

Ratio of net investment income to average net assets	0.18	%(c)	0.82%	0.94	%(c)

Portfolio turnover rate(d)	17%		33%	52%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					July 31, 2015* to October 31, 2015
			2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$21.94		$18.51	$22.41	$17.38		$15.74	$16.72

Net investment income(a)	0.03		0.17	0.21	0.16	(b)	0.10	0.01

Net realized and unrealized gain (loss)	(1.99)		3.41	(4.00)	5.05		1.56	(0.99)

Total from investment operations	(1.96)		3.58	(3.79)	5.21		1.66	(0.98)

Distributions to shareholders from net investment income	(0.25)		(0.15)	(0.11)	(0.18)		(0.02)	—

Net asset value, end of period	$19.73		$21.94	$18.51	$22.41		$17.38	$15.74

Total return(c)	(9.09)%		19.52%	(16.96)%	30.35%		10.52%	(5.86)%

Net assets, end of period (in 000s)	$17,801		$25,387	$37,865	$245		$5,012	$9

Ratio of net expenses to average net assets	1.13	%(d)	1.16%	1.16%	1.17%		1.23%	1.24	%(d)

Ratio of total expenses to average net assets	1.13	%(d)	1.18%	1.21%	1.35%		1.44%	1.53	%(d)

Ratio of net investment income to average net assets	0.23	%(d)	0.82%	0.99%	0.88	%(b)	0.57%	0.14	%(d)

Portfolio turnover rate(e)	17%		33%	52%	113%		92%	118%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.19% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs ESG Emerging Markets Equity Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	May 31, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$9.95		$8.40	$10.00

Net investment income (loss)(a)	(0.02)		0.04	0.03

Net realized and unrealized gain (loss)	(0.81)		1.53	(1.63)

Total from investment operations	(0.83)		1.57	(1.60)

Distributions to shareholders from net investment income	(0.06)		(0.02)	—

Net asset value, end of period	$9.06		$9.95	$8.40

Total return(b)	(8.46)%		18.74%	(16.00)%

Net assets, end of period (in 000s)	$47		$50	$42

Ratio of net expenses to average net assets	1.51	%(c)	1.60%	1.53	%(c)

Ratio of total expenses to average net assets	5.32	%(c)	7.73%	10.28	%(c)

Ratio of net investment income (loss) to average net assets	(0.37	)%(c)	0.44%	0.64	%(c)

Portfolio turnover rate(d)	14%		57%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs ESG Emerging Markets Equity Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	May 31, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$9.87		$8.37	$10.00

Net investment loss(a)	(0.06)		(0.03)	—	(b)

Net realized and unrealized gain (loss)	(0.81)		1.53	(1.63)

Total from investment operations	(0.87)		1.50	(1.63)

Net asset value, end of period	$9.00		$9.87	$8.37

Total return(c)	(8.81)%		17.92%	(16.30)%

Net assets, end of period (in 000s)	$45		$49	$42

Ratio of net expenses to average net assets	2.26	%(d)	2.35%	2.28	%(d)

Ratio of total expenses to average net assets	6.07	%(d)	8.49%	11.03	%(d)

Ratio of net investment loss to average net assets	(1.13	)%(d)	(0.31)%	(0.11	)%(d)

Portfolio turnover rate(e)	14%		57%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs ESG Emerging Markets Equity Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	May 31, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$9.98		$8.41	$10.00

Net investment income(a)	—	(b)	0.08	0.04

Net realized and unrealized gain (loss)	(0.82)		1.53	(1.63)

Total from investment operations	(0.82)		1.61	(1.59)

Distributions to shareholders from net investment income	(0.09)		(0.04)	—

Net asset value, end of period	$9.07		$9.98	$8.41

Total return(c)	(8.32)%		19.26%	(15.90)%

Net assets, end of period (in 000s)	$6,561		$6,912	$5,679

Ratio of net expenses to average net assets	1.14	%(d)	1.21%	1.14	%(d)

Ratio of total expenses to average net assets	4.94	%(d)	7.31%	9.89	%(d)

Ratio of net investment income to average net assets	—	%(d)(e)	0.85%	1.03	%(d)

Portfolio turnover rate(f)	14%		57%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs ESG Emerging Markets Equity Fund
	Investor Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	May 31, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$9.97		$8.41	$10.00

Net investment income (loss)(a)	(0.01)		0.06	0.03

Net realized and unrealized gain (loss)	(0.81)		1.53	(1.62)

Total from investment operations	(0.82)		1.59	(1.59)

Distributions to shareholders from net investment income	(0.08)		(0.03)	—

Net asset value, end of period	$9.07		$9.97	$8.41

Total return(b)	(8.34)%		19.03%	(15.90)%

Net assets, end of period (in 000s)	$46		$50	$42

Ratio of net expenses to average net assets	1.26	%(c)	1.35%	1.28	%(c)

Ratio of total expenses to average net assets	5.07	%(c)	7.49%	10.03	%(c)

Ratio of net investment income (loss) to average net assets	(0.12	)%(c)	0.69%	0.89	%(c)

Portfolio turnover rate(d)	14%		57%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout The Period

	Goldman Sachs ESG Emerging Markets Equity Fund
	Class P Shares
	January 21, 2020* to April 30, 2020 (Unaudited)
Per Share Data

Net asset value, beginning of period	$10.87

Net investment income(a)	—	(b)

Net realized and unrealized loss	(1.80)

Total from investment operations	(1.80)

Net asset value, end of period	$9.07

Total return(c)	(16.56)%

Net assets, end of period (in 000s)	$8

Ratio of net expenses to average net assets	0.86	%(d)

Ratio of total expenses to average net assets	4.85	%(d)

Ratio of net investment income to average net assets	0.16	%(d)

Portfolio turnover rate(e)	14%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs ESG Emerging Markets Equity Fund
	Class R Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	May 31, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$9.94		$8.39	$10.00

Net investment income (loss)(a)	(0.03)		0.01	0.02

Net realized and unrealized gain (loss)	(0.82)		1.55	(1.63)

Total from investment operations	(0.85)		1.56	(1.61)

Distributions to shareholders from net investment income	(0.06)		(0.01)	—

Net asset value, end of period	$9.03		$9.94	$8.39

Total return(b)	(8.65)%		18.57%	(16.10)%

Net assets, end of period (in 000s)	$160		$167	$42

Ratio of net expenses to average net assets	1.76	%(c)	1.92%	1.78	%(c)

Ratio of total expenses to average net assets	5.57	%(c)	7.68%	10.53	%(c)

Ratio of net investment income (loss) to average net assets	(0.62	)%(c)	0.06%	0.39	%(c)

Portfolio turnover rate(d)	14%		57%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs ESG Emerging Markets Equity Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	May 31, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$9.98		$8.41	$10.00

Net investment income(a)	—	(b)	0.08	0.04

Net realized and unrealized gain (loss)	(0.82)		1.53	(1.63)

Total from investment operations	(0.82)		1.61	(1.59)

Distributions to shareholders from net investment income	(0.09)		(0.04)	—

Net asset value, end of period	$9.07		$9.98	$8.41

Total return(c)	(8.31)%		19.26%	(15.90)%

Net assets, end of period (in 000s)	$46		$50	$42

Ratio of net expenses to average net assets	1.13	%(d)	1.20%	1.13	%(d)

Ratio of total expenses to average net assets	4.92	%(d)	7.34%	9.88	%(d)

Ratio of net investment income to average net assets	0.01	%(d)	0.84%	1.04	%(d)

Portfolio turnover rate(e)	14%		57%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS IMPRINT EMERGING MARKETS OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Imprint Emerging Markets Opportunities Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.44		$8.04		$9.93	$8.98	$9.26	$11.25

Net investment income (loss)(a)	(0.02)		0.28	(b)	0.07	0.05	0.06	0.04

Net realized and unrealized gain (loss)	(1.40)		0.18		(1.96)	0.90	(0.32)	(2.03)

Total from investment operations	(1.42)		0.46		(1.89)	0.95	(0.26)	(1.99)

Distributions to shareholders from net investment income	(0.40)		(0.06)		— (c)	—	(0.02)	— (c)

Net asset value, end of period	$6.62		$8.44		$8.04	$9.93	$8.98	$9.26

Total return(d)	(17.95)%		5.72%		(19.03)%	10.58%	(2.84)%	(17.68)%

Net assets, end of period (in 000s)	$2,621		$3,563		$6,345	$16,496	$25,955	$54,045

Ratio of net expenses to average net assets	1.63	%(e)	1.73%		1.72%	1.73%	1.74%	1.73%

Ratio of total expenses to average net assets	3.56	%(e)	3.12%		2.33%	2.11%	2.39%	2.07%

Ratio of net investment income (loss) to average net assets	(0.62	)%(e)	3.24	%(b)	0.68%	0.50%	0.66%	0.35%

Portfolio turnover rate(f)	35%		85%		11%	26%	27%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.25 per share and 2.90% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS IMPRINT EMERGING MARKETS OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Imprint Emerging Markets Opportunities Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.02		$7.64		$9.51	$8.66	$8.98	$10.99

Net investment income (loss)(a)	(0.05)		0.23	(b)	(0.01)	(0.01)	(0.01)	(0.04)

Net realized and unrealized gain (loss)	(1.33)		0.15		(1.86)	0.86	(0.31)	(1.97)

Total from investment operations	(1.38)		0.38		(1.87)	0.85	(0.32)	(2.01)

Distributions to shareholders from net investment income	(0.32)		—		—	—	—	—

Net asset value, end of period	$6.32		$8.02		$7.64	$9.51	$8.66	$8.98

Total return(c)	(18.19)%		4.97%		(19.66)%	9.82%	(3.55)%	(18.29)%

Net assets, end of period (in 000s)	$779		$1,249		$2,082	$3,854	$5,642	$8,564

Ratio of net expenses to average net assets	2.39	%(d)	2.48%		2.47%	2.48%	2.49%	2.48%

Ratio of total expenses to average net assets	4.29	%(d)	3.87%		3.10%	2.84%	3.14%	2.82%

Ratio of net investment income (loss) to average net assets	(1.39	)%(d)	2.84	%(b)	(0.11)%	(0.15)%	(0.07)%	(0.41)%

Portfolio turnover rate(e)	35%		85%		11%	26%	27%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.25 per share and 2.90% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS IMPRINT EMERGING MARKETS OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Imprint Emerging Markets Opportunities Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.49		$8.12		$10.02	$9.02	$9.33	$11.34

Net investment income (loss)(a)	(0.01)		0.28	(b)	0.12	0.09	0.10	0.08

Net realized and unrealized gain (loss)	(1.39)		0.20		(1.99)	0.91	(0.33)	(2.04)

Total from investment operations	(1.40)		0.48		(1.87)	1.00	(0.23)	(1.96)

Distributions to shareholders from net investment income	(0.45)		(0.11)		(0.03)	— (c)	(0.08)	(0.05)

Net asset value, end of period	$6.64		$8.49		$8.12	$10.02	$9.02	$9.33

Total return(d)	(17.71)%		6.02%		(18.62)%	11.02%	(2.46)%	(17.34)%

Net assets, end of period (in 000s)	$2,723		$4,082		$12,270	$50,730	$58,958	$115,099

Ratio of net expenses to average net assets	1.25	%(e)	1.34%		1.33%	1.33%	1.33%	1.33%

Ratio of total expenses to average net assets	3.16	%(e)	2.71%		1.91%	1.67%	1.99%	1.68%

Ratio of net investment income (loss) to average net assets	(0.27	)%(e)	3.29	%(b)	1.24%	0.94%	1.08%	0.78%

Portfolio turnover rate(f)	35%		85%		11%	26%	27%	48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.25 per share and 2.90% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS IMPRINT EMERGING MARKETS OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Imprint Emerging Markets Opportunities Fund
	Investor Shares(a)
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.50		$8.09		$9.98	$9.00	$9.30	$11.30

Net investment income (loss)(b)	(0.02)		0.27	(c)	0.08	0.08	0.08	0.06

Net realized and unrealized gain (loss)	(1.39)		0.21		(1.95)	0.90	(0.32)	(2.03)

Total from investment operations	(1.41)		0.48		(1.87)	0.98	(0.24)	(1.97)

Distributions to shareholders from net investment income	(0.44)		(0.07)		(0.02)	—	(0.06)	(0.03)

Net asset value, end of period	$6.65		$8.50		$8.09	$9.98	$9.00	$9.30

Total return(d)	(17.85)%		6.00%		(18.82)%	10.89%	(2.59)%	(17.45)%

Net assets, end of period (in 000s)	$863		$1,465		$5,633	$8,613	$9,436	$13,092

Ratio of net expenses to average net assets	1.38	%(e)	1.49%		1.47%	1.48%	1.48%	1.48%

Ratio of total expenses to average net assets	3.27	%(e)	2.85%		2.11%	1.80%	2.14%	1.82%

Ratio of net investment income (loss) to average net assets	(0.45	)%(e)	3.21	%(c)	0.86%	0.91%	0.90%	0.59%

Portfolio turnover rate(f)	35%		85%		11%	26%	27%	48%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from a corporate action which amounted to $0.25 per share and 2.90% of average net assets.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS IMPRINT EMERGING MARKETS OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Imprint Emerging Markets Opportunities Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019		April 16, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$8.48		$8.11		$10.29

Net investment income (loss)(a)	(0.01)		0.41	(b)	(0.01)

Net realized and unrealized gain (loss)	(1.38)		0.08		(2.17)

Total from investment operations	(1.39)		0.49		(2.18)

Distributions to shareholders from net investment income	(0.46)		(0.12)		—

Net asset value, end of period	$6.63		$8.48		$8.11

Total return(c)	(17.69)%		6.15%		(21.19)%

Net assets, end of period (in 000s)	$9,236		$13,375		$14,524

Ratio of net expenses to average net assets	1.24	%(d)	1.34%		1.32	%(d)

Ratio of total expenses to average net assets	3.14	%(d)	2.74%		2.28	%(d)

Ratio of net investment income (loss) to average net assets	(0.31	)%(d)	4.79	%(b)	(0.18	)%(d)

Portfolio turnover rate(e)	35%		85%		11%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.25 per share and 2.90% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS IMPRINT EMERGING MARKETS OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Imprint Emerging Markets Opportunities Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019		February 28, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$8.49		$8.12		$10.43

Net investment income (loss)(a)	(0.01)		0.44	(b)	0.08

Net realized and unrealized gain (loss)	(1.39)		0.05		(2.39)

Total from investment operations	(1.40)		0.49		(2.31)

Distributions to shareholders from net investment income	(0.46)		(0.12)		—

Net asset value, end of period	$6.63		$8.49		$8.12

Total return(c)	(17.80)%		6.12%		(22.15)%

Net assets, end of period (in 000s)	$7		$8		$8

Ratio of net expenses to average net assets	1.26	%(d)	1.35%		1.34	%(d)

Ratio of total expenses to average net assets	3.18	%(d)	2.76%		2.00	%(d)

Ratio of net investment income (loss) to average net assets	(0.23	)%(d)	5.05	%(b)	1.33	%(d)

Portfolio turnover rate(e)	35%		85%		11%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.25 per share and 2.90% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Notes to Financial Statements

April 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
China Equity(a)	A, C, Institutional, Investor, P and R6	Diversified
Emerging Markets Equity	A, C, Institutional, Service, Investor, P and R6	Diversified
ESG Emerging Markets Equity	A, C, Institutional, Investor, P(b), R and R6	Diversified
Imprint Emerging Markets Opportunities	A, C, Institutional, Investor, P and R6	Diversified

(a)	Formerly, the Goldman Sachs Asia Equity Fund. Effective at the close of business on November 20, 2019, the Fund’s name changed to Goldman Sachs China Equity Fund.
(b)	Commenced operations on January 21, 2020.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class P, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each

48

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official

49

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of April 30, 2020:

CHINA EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$6,246,361	$53,695,670	$—

Investment Company	1,399,012	—	—

Total	$7,645,373	$53,695,670	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

50

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$14,016,282	$20,515,761	$—

Asia	228,266,072	1,345,220,384	—

Europe	9,253,006	42,745,993	—

North America	28,520,632	—	—

South America	107,885,187	21,447,989	—

Exchange Traded Fund	14,586,274	—	—

Total	$402,527,453	$1,429,930,127	$—

ESG EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$77,651	$42,292	$—

Asia	962,466	4,757,924	—

Europe	—	132,618	—

North America	152,466	—	—

South America	531,650	15,960	—

Investment Company	7,602	—	—

Total	$1,731,835	$4,948,794	$—

IMPRINT EMERGING MARKETS OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$259,285	$2,358,212	$—

Asia	3,394,100	8,725,868	—

Europe	536,596	312,987	—

South America	470,993	—	—

Investment Company	13,673	—	—

Securities Lending Reinvestment Vehicle	465,650	—	—

Total	$5,140,297	$11,397,067	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

51

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2020, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Rate	Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
China Equity	1.00%	0.90%	0.86%	0.84%	0.82%	1.00%	1.00%
Emerging Markets Equity	1.02	1.02	0.92	0.87	0.85	1.02	1.02
ESG Emerging Markets Equity	0.98	0.98	0.88	0.84	0.82	0.98	0.98
Imprint Emerging Markets Opportunities	1.05	1.05	0.95	0.90	0.88	1.05	1.05

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The China Equity, Emerging Markets Equity, ESG Emerging Markets Equity and Imprint Emerging Markets Opportunities Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2020, GSAM waived $147, $964, $24 and $63 of the China Equity, Emerging Markets Equity, ESG Emerging Markets Equity and Imprint Emerging Markets Opportunities Funds’ management fees, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

52

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2020, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
China Equity	$525	$—
Emerging Markets Equity	4,404	1
ESG Emerging Markets Equity	—	—
Imprint Emerging Markets Opportunities	3	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement —Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Effective February 28, 2020, Goldman Sachs agreed to waive a portion of its transfer agency fee equal to 0.07%, 0.06% and 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares, as applicable, of the China Equity Fund, Emerging Markets Equity Fund and ESG Emerging Markets Equity Fund, respectively, through at least February 28, 2021, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. Prior to February 28, 2020, Goldman Sachs agreed to waive a portion of the transfer agency fee equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the China Equity Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the China Equity, Emerging Markets Equity, ESG Emerging Markets Equity and Imprint Emerging Markets Opportunities Funds are 0.114%, 0.104%, 0.124% and 0.164%, respectively. These Other Expense limitations will remain in place through at least February 28, 2021 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

53

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended April 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Custody Fee Credits	Transfer Agency Waiver/Credits	Other Expense Reimbursement	Total Expense Reductions
China Equity	$147	$1,097	$3,693	$160,905	$165,842
Emerging Markets Equity	964	12,880	36,642	—	50,486
ESG Emerging Markets Equity	24	60	20	137,417	137,521
Imprint Emerging Markets Opportunities	63	285	—	209,176	209,524

G.  Line of Credit Facility — As of April 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2020, the Funds did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2020, Goldman Sachs earned $492 and $4 in brokerage commissions from portfolio transactions on behalf of the Emerging Markets Equity and ESG Emerging Markets Equity Funds, respectively.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2020:

Fund	Beginning Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2020	Shares as of April 30, 2020	Dividend Income From Affiliated Investment Company
China Equity	$461,147	$14,434,044	$(13,496,179)	$1,399,012	1,399,012	$2,252
Emerging Markets Equity	6,059,064	337,261,281	(343,320,345)	—	—	116,626
ESG Emerging Markets Equity	—	517,017	(509,415)	7,602	7,602	77
Imprint Emerging Markets Opportunities	—	779,570	(765,897)	13,673	13,673	118

As of April 30, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Class A	Class C	Institutional	Investor	Class P	Class R	Class R6
China Equity	—%	—%	—%	14%	—%	—%	—%
ESG Emerging Markets Equity	97	100	95	100	100	28	100
Imprint Emerging Markets Opportunities	—	—	—	—	—	—	100

54

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2020, were as follows:

Fund	Purchases	Sales and Maturities
China Equity	$58,842,891	$75,110,337
Emerging Markets Equity	550,434,357	302,059,037
ESG Emerging Markets Equity	1,027,904	972,867
Imprint Emerging Markets Opportunities	7,413,350	9,770,415

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein the China Equity, Emerging Markets Equity and Imprint Emerging Markets Opportunities Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The China Equity, Emerging Markets Equity and Imprint Emerging Markets Opportunities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2020 are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

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GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

6. SECURITIES LENDING (continued)

Each of the China Equity, Emerging Markets Equity and Imprint Emerging Markets Opportunities Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended April 30, 2020, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended April 30, 2020
Fund	Earnings of GSAL Relating to Securites Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
China Equity	$111	$—
Emerging Markets Equity	14,521	55,404
Imprint Emerging Markets Opportunities	807	1,775

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended April 30, 2020.

Fund	Beginning Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2020
China Equity	$1,018,700	$4,923,175	$(5,941,875)	$—
Emerging Markets Equity	43,343,504	343,718,807	(387,062,311)	—
Imprint Emerging Markets Opportunities	—	4,561,765	(4,096,115)	465,650

7. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2019, the Funds’ capital loss carryforwards on a tax basis were as follows:

	China Equity	Emerging Markets Equity	ESG Emerging Markets Equity	Imprint Emerging Markets Equity
Capital loss carryforwards:
Perpetual Long-term	$(673,981)	$(53,722,196)	$(34,082)	$(26,604,715)
Perpetual Short-term	(705,172)	(93,713,818)	(210,270)	(31,944,098)
Total capital loss carryforwards	$(1,379,153)	$(147,436,014)	$(244,352)	$(58,548,813)

As of April 30, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	China Equity	Emerging Markets Equity	ESG Emerging Markets Equity	Imprint Emerging Markets Opportunities
Tax cost	$56,176,154	$1,856,745,893	$6,843,200	$19,831,051
Gross unrealized gain	7,858,077	206,231,568	588,150	1,002,874
Gross unrealized loss	(2,693,188)	(230,519,881)	(750,721)	(4,296,561)
Net unrealized gain (loss)	$5,164,889	$(24,288,313)	$(162,571)	$(3,293,687)

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GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

ESG Standards Risk —The ESG Emerging Markets Equity Fund’s adherence to its environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Fund will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries

57

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

8. OTHER RISKS (continued)

(who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	China Equity Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	71,463	$1,900,272	100,472	$2,465,209
Reinvestment of distributions	2,829	77,404	38,407	858,528
Shares redeemed	(78,063)	(2,051,088)	(208,987)	(5,053,525)

	(3,771)	(73,412)	(70,108)	(1,729,788)
Class C Shares
Shares sold	3,709	94,494	6,183	131,992
Reinvestment of distributions	—	—	3,328	66,890
Shares redeemed	(4,347)	(100,494)	(33,688)	(735,710)

	(638)	(6,000)	(24,177)	(536,828)
Institutional Shares
Shares sold	94,517	2,654,497	56,003	1,438,836
Reinvestment of distributions	1,791	52,218	17,609	419,499
Shares redeemed	(76,915)	(2,192,922)	(129,539)	(3,261,359)

	19,393	513,793	(55,927)	(1,403,024)
Investor Shares
Shares sold	1,808	54,375	2,795	74,498
Reinvestment of distributions	65	1,881	724	17,126
Shares redeemed	(678)	(16,591)	(11,360)	(283,760)

	1,195	39,665	(7,841)	(192,136)
Class P Shares
Shares sold	18,818	527,800	23,591	611,925
Reinvestment of distributions	15,824	459,995	132,977	3,162,940
Shares redeemed	(536,509)	(15,371,536)	(194,578)	(4,752,501)

	(501,867)	(14,383,741)	(38,010)	(977,636)
Class R6 Shares
Shares sold	3,328	91,022	24,436	597,278
Reinvestment of distributions	129	3,753	23	539
Shares redeemed	(9,157)	(253,867)	(9,102)	(237,071)

	(5,700)	(159,092)	15,357	360,746

NET DECREASE	(491,388)	$(14,068,787)	(180,706)	$(4,478,666)

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GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Equity Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,713,323	$32,379,988	6,814,401	$132,500,133
Reinvestment of distributions	93,742	2,010,764	37,945	644,306
Shares redeemed	(1,551,775)	(30,322,917)	(4,421,848)	(82,650,999)

	255,290	4,067,835	2,430,498	50,493,440
Class C Shares
Shares sold	111,844	2,052,203	475,915	7,954,572
Reinvestment of distributions	1,430	27,481	—	—
Shares redeemed	(427,078)	(7,364,347)	(981,996)	(16,512,774)

	(313,804)	(5,284,663)	(506,081)	(8,558,202)
Institutional Shares
Shares sold	26,137,804	521,420,357	21,184,595	429,740,047
Reinvestment of distributions	392,564	9,021,135	240,543	4,370,669
Shares redeemed	(13,949,588)	(275,524,498)	(15,168,077)	(301,279,401)

	12,580,780	254,916,994	6,257,061	132,831,315
Service Shares
Shares sold	73,179	1,391,613	265,718	4,913,041
Reinvestment of distributions	9,144	189,825	2,995	49,234
Shares redeemed	(106,763)	(2,081,128)	(240,524)	(4,530,984)

	(24,440)	(499,690)	28,189	431,291
Investor Shares
Shares sold	2,446,988	53,688,407	4,372,238	87,269,385
Reinvestment of distributions	61,914	1,412,269	49,984	901,707
Shares redeemed	(2,511,134)	(50,022,260)	(5,812,117)	(118,938,935)

	(2,232)	5,078,416	(1,389,895)	(30,767,843)
Class P Shares
Shares sold	4,610,154	93,097,650	5,473,674	108,679,052
Reinvestment of distributions	200,362	4,624,350	144,959	2,644,053
Shares redeemed	(5,019,081)	(96,058,959)	(4,710,104)	(93,985,135)

	(208,565)	1,663,041	908,529	17,337,970
Class R6 Shares
Shares sold	120,088	2,491,073	456,009	9,148,907
Reinvestment of distributions	12,192	281,391	16,045	292,670
Shares redeemed	(387,292)	(8,640,912)	(1,360,524)	(26,616,360)

	(255,012)	(5,868,448)	(888,470)	(17,174,783)

NET INCREASE	12,032,017	$254,073,485	6,839,831	$144,593,188

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GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	ESG Emerging Markets Equity Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	127	$1,134	22	$209
Reinvestment of distributions	26	280	12	100
Shares redeemed	(10)	(102)	—	—

	143	1,312	34	309
Institutional Shares
Shares sold	40,696	361,573	118,634	1,104,801
Reinvestment of distributions	6,049	64,061	3,343	27,540
Shares redeemed	(15,842)	(154,890)	(104,567)	(1,027,258)

	30,903	270,744	17,410	105,083
Investor Shares
Reinvestment of distributions	38	400	20	167

	38	400	20	167
Class P Shares(a)
Shares sold	920	10,000	—	—

	920	10,000	—	—
Class R Shares
Shares sold	921	9,029	11,843	114,941
Reinvestment of distributions	96	1,009	4	34
Shares redeemed	(96)	(993)	(6)	(53)

	921	9,045	11,841	114,922
Class R6 Shares
Reinvestment of distributions	44	471	25	206

	44	471	25	206

NET INCREASE	32,969	$291,972	29,330	$220,687

(a)	Commenced operations on January 21, 2020.

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GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Imprint Emerging Markets Opportunities Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	17,923	$144,627	54,373	$462,086
Reinvestment of distributions	18,647	162,419	5,314	43,152
Shares redeemed	(62,836)	(512,897)	(426,689)	(3,637,862)

	(26,266)	(205,851)	(367,002)	(3,132,624)
Class C Shares
Shares sold	1,610	12,978	871	7,085
Reinvestment of distributions	5,595	46,603	—	—
Shares redeemed	(39,549)	(286,514)	(117,652)	(964,642)

	(32,344)	(226,933)	(116,781)	(957,557)
Institutional Shares
Shares sold	15,524	127,788	43,062	384,696
Reinvestment of distributions	22,841	199,179	17,360	141,306
Shares redeemed	(108,750)	(859,932)	(1,091,629)	(9,349,452)

	(70,385)	(532,965)	(1,031,207)	(8,823,450)
Investor Shares
Shares sold	317	2,400	6,747	56,324
Reinvestment of distributions	8,335	72,847	2,245	18,320
Shares redeemed	(51,254)	(404,197)	(532,724)	(4,404,839)

	(42,602)	(328,950)	(523,732)	(4,330,195)
Class P Shares
Shares sold	441,327	3,763,000	25,721	218,000
Reinvestment of distributions	84,204	733,414	26,019	211,532
Shares redeemed	(707,886)	(4,696,046)	(265,388)	(2,255,242)

	(182,355)	(199,632)	(213,648)	(1,825,710)
Class R6 Shares
Reinvestment of distributions	51	446	14	117

	51	446	14	117

NET DECREASE	(353,901)	$(1,493,885)	(2,252,356)	$(19,069,419)

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GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust (“GST”) was held on January 23, 2020 to consider and act upon the proposals below. The Funds have amortized their respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse each Fund to the extent such expenses exceed a specified percentage of the Fund’s net assets.

At the Meeting, Dwight L. Bush, Kathryn A. Cassidy, Joaquin Delgado and Gregory G. Weaver were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against	Withheld	Broker Non-Votes

Dwight L. Bush	94,278,961,728.065	0	349,026,343,365	0

Kathryn A. Cassidy	94,310,850,789.164	0	317,137,282.266	0

Joaquin Delgado	94,282,646,444.727	0	345,341,626.703	0

Gregory G. Weaver	94,306,589,873.348	0	321,398,198.082	0

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GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Fund Expenses — Six Month Period Ended April 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class P, Class R or Class R6 Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020, which represents a period of 182 days of a 366 day year. With respect to the ESG Emerging Markets Equity Fund, the Class P example is based on the period from January 21, 2020 through April 30, 2020, which represents a period of 100 out of 366 days.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fee or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	China Equity Fund				Emerging Markets Equity Fund				ESG Emerging Markets Equity Fund				Imprint Emerging Markets Opportunities
Share Class	Beginning Account Value 11/01/2019	Ending Account Value 04/30/2020		Expenses Paid for the 6 Months Ended 04/30/2020*	Beginning Account Value 11/01/2019	Ending Account Value 04/30/2020		Expenses Paid for the 6 Months Ended 04/30/2020*	Beginning Account Value 11/01/2019	Ending Account Value 04/30/2020		Expenses Paid for the 6 Months Ended 04/30/2020*	Beginning Account Value 11/01/2019	Ending Account Value 04/30/2020		Expenses Paid for the 6 Months Ended 04/30/2020*
Class A
Actual	$1,000	$1,031.50		$7.48	$1,000	$907.60		$7.11	$1,000	$915.40		$7.19	$1,000	$820.50		$7.38
Hypothetical 5% return	1,000	1,017.50	+	7.42	1,000	1,017.40	+	7.52	1,000	1,017.35	+	7.57	1,000	1,016.76	+	8.17
Class C
Actual	1,000	1,027.70		11.24	1,000	903.80		10.65	1,000	911.90		10.74	1,000	818.10		10.80
Hypothetical 5% return	1,000	1,013.77	+	11.17	1,000	1,013.67	+	11.27	1,000	1,013.63	+	11.31	1,000	1,012.98	+	11.96
Institutional
Actual	1,000	1,033.50		5.81	1,000	908.70		5.41	1,000	916.80		5.43	1,000	822.90		5.67
Hypothetical 5% return	1,000	1,019.14	+	5.77	1,000	1,019.19	+	5.72	1,000	1,019.19	+	5.72	1,000	1,018.65	+	6.27
Service
Actual	N/A	N/A		N/A	1,000	906.70		7.77	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	1,000	1,016.71	+	8.22	N/A	N/A		N/A	N/A	N/A		N/A
Investor
Actual	1,000	1,032.70		6.22	1,000	908.50		5.93	1,000	916.60		6.00	1,000	821.50		6.25
Hypothetical 5% return	1,000	1,018.75	+	6.17	1,000	1,018.65	+	6.27	1,000	1,018.60	+	6.32	1,000	1,018.00	+	6.92
Class P
Actual	1,000	1,033.40		5.76	1,000	909.10		5.36	1,000	834.40		2.16	1,000	823.10		5.62
Hypothetical 5% return	1,000	1,019.19	+	5.72	1,000	1,019.24	+	5.67	1,000	1,020.59	+	4.32	1,000	1,018.70	+	6.22
Class R
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000	913.50		8.37	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,016.11	+	8.82	N/A	N/A		N/A
Class R6
Actual	1,000	1,033.40		5.76	1,000	909.10		5.36	1,000	916.90		5.39	1,000	822.00		5.71
Hypothetical 5% return	1,000	1,019.19	+	5.72	1,000	1,019.24	+	5.67	1,000	1,019.24	+	5.67	1,000	1,018.60	+	6.32

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class P		Class R	Class R6
China Equity	1.48%	2.23%	1.15%	N/A	1.23%	1.14%		N/A	1.14%
Emerging Markets Equity	1.50	2.25	1.14	1.64%	1.25	1.13		N/A	1.13
ESG Emerging Markets Equity	1.51	2.26	1.14	N/A	1.26	0.86	(a)	1.76%	1.13
Imprint Emerging Markets Opportunities	1.63	2.39	1.25	N/A	1.38	1.24		N/A	1.26

(a)	Commenced operations on January 21, 2020.

65

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.66 trillion in assets under supervision as of March 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[7]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]Effective	after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]Effective	after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]Effective	December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (the “SEC”) web site at http://www.sec.gov.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of April 30, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 07069-OTU-1215139 EMESAR-20

Goldman Sachs Funds

Semi-Annual Report	April 30, 2020

Fundamental International Equity Funds
International Equity ESG
International Equity Income

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Fundamental International Equity Funds

∎	INTERNATIONAL EQUITY ESG

∎	INTERNATIONAL EQUITY INCOME

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended April 30, 2020, we want to describe some more recent events through the end of May.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on a Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

International Equity ESG Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019 – April 30, 2020	Fund Total Return (based on NAV)[1]	MSCI® EAFE Index[2]

Class A	-11.60%	-14.21%
Class C	-11.93	-14.21
Institutional	-11.44	-14.21
Service	-11.62	-14.21
Investor	-11.43	-14.21
Class P	-11.39	-14.21
Class R6	-11.42	-14.21

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI® EAFE Index is a market capitalization-weighted composite of securities in 21 developed markets. The MSCI® EAFE Index approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction for withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI® Inc. uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI® EAFE Index is unmanaged and the figures for the MSCI® EAFE Index do not include any deduction for fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/20[3,4]

Holding	% of Net Assets	Line of Business	Country

Nestle SA (Registered)	4.8%	Food Products	Switzerland

AstraZeneca plc	3.9	Pharmaceuticals, Biotechnology & Life Sciences	United Kingdom

Rentokil Initial plc	3.6	Commercial & Professional Services	United Kingdom

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.3	Semiconductors & Semiconductor Equipment	Taiwan

Obic Co. Ltd.	3.3	Software & Services	Japan

Hoya Corp.	3.2	Health Care Equipment & Services	Japan

Nidec Corp.	3.2	Capital Goods	Japan

Aalberts NV	3.2	Capital Goods	Netherlands

DS Smith plc	3.1	Materials	United Kingdom
BNP Paribas SA	3.1	Banks	France

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

[4]	The line of business for each holding is reported at the industry or sub-industry level.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[5]

As of April 30, 2020

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

International Equity Income Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019 – April 30, 2020	Fund Total Return (based on NAV)[1]	MSCI® EAFE Index[2]

Class A	-16.07%	-14.21%
Class C	-16.29	-14.21
Institutional	-15.90	-14.21
Investor	-15.98	-14.21
Class P	-15.87	-14.21
Class R	-16.19	-14.21
Class R6	-15.90	-14.21

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI® EAFE Index is a market capitalization-weighted composite of securities in 21 developed markets. The MSCI® EAFE Index approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction for withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI® Inc. uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI® EAFE Index is unmanaged and the figures for the MSCI® EAFE Index do not include any deduction for fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/20[3,4]

Holding	% of Net Assets	Line of Business	Country

AstraZeneca plc	4.8%	Pharmaceuticals, Biotechnology & Life Sciences	United Kingdom
Nestle SA (Registered)	4.7	Food Products	Switzerland
Gecina SA (REIT)	4.3	Real Estate	France
Rio Tinto plc	3.8	Materials	Australia
Schneider Electric SE	3.7	Capital Goods	France
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5	Semiconductors & Semiconductor Equipment	Taiwan
Vonovia SE	3.4	Real Estate	Germany
Novartis AG (Registered)	3.3	Pharmaceuticals, Biotechnology & Life Sciences	Switzerland
DS Smith plc	3.2	Materials	United Kingdom
Ferguson plc	3.2	Capital Goods	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

[4]	The line of business for each holding is reported at the industry or sub-industry level.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[5]

As of April 30, 2020

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Denmark – 2.6%
47,799	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$3,049,099

Finland – 2.0%
66,305	Neste OYJ (Energy)	2,341,597

France – 8.2%
336,729	Adevinta ASA (Media & Entertainment)*	2,796,773
115,208	BNP Paribas SA (Banks)	3,619,414
40,571	Vinci SA (Capital Goods)	3,323,658

		9,739,845

Germany – 5.1%
63,002	CTS Eventim AG & Co. KGaA (Media & Entertainment)	2,619,107
182,355	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,390,150

		6,009,257

Japan – 18.8%
42,200	Hoya Corp. (Health Care Equipment & Services)	3,848,359
6,700	Keyence Corp. (Technology Hardware & Equipment)	2,391,981
64,800	Nidec Corp. (Capital Goods)	3,772,273
26,300	Obic Co. Ltd. (Software & Services)	3,946,618
197,500	ORIX Corp. (Diversified Financials)	2,324,081
45,200	Shiseido Co. Ltd. (Household & Personal Products)	2,657,455
92,973	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,352,742

		22,293,509

Netherlands – 5.4%
133,624	Aalberts NV (Capital Goods)	3,762,815
21,014	Koninklijke DSM NV (Materials)	2,575,516

		6,338,331

Singapore – 1.7%
142,480	DBS Group Holdings Ltd. (Banks)	2,005,992

Spain – 6.6%
800,790	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,617,608
43,176	Cellnex Telecom SA (Telecommunication Services)(a)	2,258,312
87,310	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,979,619

		7,855,539

Sweden – 4.7%
114,340	Assa Abloy AB Class B (Capital Goods)	2,046,908

Common Stocks – (continued)
Sweden – (continued)
72,558	Hexagon AB Class B (Technology Hardware & Equipment)*	3,560,562

		5,607,470

Switzerland – 12.0%
308,086	Credit Suisse Group AG (Registered) (Diversified Financials)*	2,813,022
53,824	Nestle SA (Registered) (Food Products)	5,700,501
41,656	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,554,859
6,867	Zurich Insurance Group AG (Insurance)	2,177,212

		14,245,594

Taiwan – 3.3%
74,688	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	3,968,173

United Kingdom – 24.1%
44,284	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	4,631,757
172,358	Compass Group plc (Consumer Services)	2,900,339
947,247	DS Smith plc (Materials)	3,714,114
118,318	Experian plc (Commercial & Professional Services)	3,553,133
439,015	Informa plc (Media & Entertainment)	2,425,058
78,517	InterContinental Hotels Group plc (Consumer Services)	3,576,662
42,411	Reckitt Benckiser Group plc (Household & Personal Products)	3,532,826
714,424	Rentokil Initial plc (Commercial & Professional Services)	4,250,548

		28,584,437

United States – 2.7%
43,728	Ferguson plc (Capital Goods)	3,152,889

TOTAL COMMON STOCKS
(Cost $123,713,245)		$115,191,732

Shares	Dividend Rate	Value

Investment Company(b) – 1.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,369,428	0.233%	$1,369,428
(Cost $ $1,369,428)

TOTAL INVESTMENTS – 98.4%
(Cost $125,082,673)		$116,561,160

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		1,936,221

NET ASSETS – 100.0%		$118,497,381

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	—American Depositary Receipt

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%
Australia – 5.6%
49,596	Rio Tinto plc (Materials)	$2,302,180
268,089	Sydney Airport (Transportation)	1,092,031

		3,394,211

Denmark – 2.7%
26,097	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,664,728

Finland – 2.1%
201,785	Nordea Bank Abp (Banks)	1,294,236

France – 14.9%
35,689	BNP Paribas SA (Banks)	1,121,218
19,915	Gecina SA (REIT)	2,613,067
59,718	Klepierre SA (REIT)	1,212,330
24,260	Schneider Electric SE (Capital Goods)*	2,241,925
23,363	Vinci SA (Capital Goods)	1,913,944

		9,102,484

Germany – 3.4%
42,307	Vonovia SE (Real Estate)	2,092,033

Italy – 3.0%
268,562	Enel SpA (Utilities)	1,834,400

Japan – 4.6%
96,000	ORIX Corp. (Diversified Financials)	1,129,680
47,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,705,707

		2,835,387

Netherlands – 7.7%
165,978	ING Groep NV (Banks)	929,939
809,265	Koninklijke KPN NV (Telecommunication Services)	1,864,014
114,090	Royal Dutch Shell plc Class A (Energy)	1,878,408

		4,672,361

Singapore – 3.7%
72,500	DBS Group Holdings Ltd. (Banks)	1,020,736
181,000	Singapore Exchange Ltd. (Diversified Financials)	1,234,258

		2,254,994

Spain – 4.8%
47,566	Ferrovial SA (Capital Goods)	1,191,045
172,164	Iberdrola SA (Utilities)	1,712,651

		2,903,696

Switzerland – 16.3%
26,983	Nestle SA (Registered) (Food Products)	2,857,770
23,398	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,996,750
19,575	Swiss Re AG (Insurance)	1,422,444

Common Stocks – (continued)
Switzerland – (continued)
161,700	UBS Group AG (Registered) (Diversified Financials)*	1,731,402
6,076	Zurich Insurance Group AG (Insurance)	1,926,422

		9,934,788

Taiwan – 3.5%
209,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,108,350

United Kingdom – 22.3%
28,152	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	2,944,477
415,484	BP plc (Energy)	1,637,180
503,681	DS Smith plc (Materials)	1,974,911
71,639	GlaxoSmithKline plc (Pharmaceuticals, Biotechnology & Life Sciences)	1,494,576
2,734,781	Lloyds Banking Group plc (Banks)	1,106,515
115,403	National Grid plc (Utilities)	1,352,379
15,136	Reckitt Benckiser Group plc (Household & Personal Products)	1,260,825
35,897	Unilever plc (Household & Personal Products)	1,848,415

		13,619,278

United States – 3.2%
27,262	Ferguson plc (Capital Goods)	1,965,652

TOTAL INVESTMENTS – 97.8%
(Cost $69,741,416)		$59,676,598

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		1,311,351

NET ASSETS – 100.0%		$60,987,949

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	International Equity ESG Fund		International Equity Income Fund
Assets:
Investments in unaffiliated issuers, at value (cost $123,713,245 and $69,741,416)	$115,191,732		$59,676,598
Investments in affiliated issuers, at value (cost $1,369,428 and $0)	1,369,428		—
Cash	499,768		—
Foreign currencies, at value (cost $100,321 and $6,563,668)	99,359		6,563,530
Receivables:
Investments sold	880,205		1,315,284
Foreign tax reclaims	346,147		280,166
Dividends	310,507		119,372
Fund shares sold	95,020		25,304
Reimbursement from investment adviser	36,410		31,363
Other assets	82,492		81,185
Total assets	118,911,068		68,092,802

Liabilities:
Payables:
Fund shares redeemed	100,742		882,937
Management fees	76,009		44,520
Distribution and Service fees and Transfer Agency fees	18,191		8,607
Due to custodian	—		3,902,686
Investments purchased	—		2,134,954
Accrued expenses	218,745		131,149
Total liabilities	413,687		7,104,853

Net Assets:
Paid-in capital	140,219,317		73,255,921
Total distributable earnings (loss)	(21,721,936)		(12,267,972)
NET ASSETS	$118,497,381		$60,987,949
Net Assets:
Class A	$29,864,584		$13,847,244
Class C	8,593,402		1,616,873
Institutional	21,703,741		10,456,889
Service	3,643		—
Investor	617,939		9,785,029
Class P	56,395,461		23,590,037
Class R	—		218,372
Class R6	1,318,611		1,473,505
Total Net Assets	$118,497,381		$60,987,949
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	1,661,520		1,253,622
Class C	514,889		166,222
Institutional	1,180,134		896,388
Service	194		—
Investor	33,776		887,708
Class P	3,084,151		2,026,649
Class R	—		19,664
Class R6	72,095		126,503
Net asset value, offering and redemption price per share:(a)
Class A	$17.97		$11.05
Class C	16.69		9.73
Institutional	18.39		11.67
Service	18.83	(b)	—
Investor	18.30		11.02
Class P	18.29		11.64
Class R	—		11.10	(b)
Class R6	18.29		11.65

(a)	Maximum public offering price per share for Class A Shares of the International Equity ESG and International Equity Income Funds is $19.02 and $11.69, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
(b)	Net asset value may not recalculate due to rounding of fractional shares.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Statements of Operations

For the Six Months Ended April 30, 2020 (Unaudited)

	International Equity ESG Fund	International Equity Income Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign taxes withheld of $280,904 and $227,863)	$935,256	$1,120,982

Dividends — affiliated issuers	19,785	13,722

Securities lending income — affiliated issuer	471	825

Total investment income	955,512	1,135,529

Expenses:

Management fees	512,000	266,707

Distribution and Service fees(a)	90,585	28,549

Professional fees	66,603	61,973

Registration fees	51,106	50,862

Transfer Agency fees(a)	49,376	27,475

Printing and mailing costs	42,788	28,218

Custody, accounting and administrative services	38,429	34,155

Trustee fees	9,190	9,131

Service share fees — Service and Shareholder Administration Plan	10	—

Other	19,148	9,810

Total expenses	879,235	516,880

Less — expense reductions	(238,801)	(189,958)

Net expenses	640,434	326,922

NET INVESTMENT INCOME	315,078	808,607

Realized and unrealized gain:

Net realized gain from:

Investments — unaffiliated issuers	769,585	157,740

Foreign currency transactions	19,793	66,347

Net change in unrealized loss on:

Investments — unaffiliated issuers	(14,704,487)	(13,221,216)

Foreign currency translation	(5,989)	(67,247)

Net realized and unrealized loss	(13,921,098)	(13,064,376)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,606,020)	$(12,255,769)

(a)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class P	Class R	Class R6
International Equity ESG	$41,984	$48,601	$—	$28,549	$8,262	$2,069	$575	$9,821	$—	$100
International Equity Income	19,740	8,510	299	13,424	1,447	1,935	5,658	4,804	102	105

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Statements of Changes in Net Assets

	International Equity ESG Fund		International Equity Income Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:

Net investment income	$315,078	$2,251,874	$808,607	$1,651,593

Net realized gain (loss)	789,378	(5,757,963)	224,087	(2,811,033)

Net change in unrealized gain (loss)	(14,710,476)	24,154,912	(13,288,463)	9,472,790

Net increase (decrease) in net assets resulting from operations	(13,606,020)	20,648,823	(12,255,769)	8,313,350

Distributions to shareholders:
From distributable earnings:

Class A Shares	(607,729)	(465,302)	(442,383)	(1,987,104)

Class C Shares	(117,372)	(23,970)	(38,544)	(225,027)

Institutional Shares	(161,245)	(86,276)	(207,334)	(318,215)

Service Shares	(65)	(43)	—	—

Investor Shares	(12,522)	(5,613)	(131,054)	(47,321)

Class P Shares	(1,391,936)	(1,603,197)	(950,865)	(3,790,562)

Class R Shares	—	—	(1,758)	(10,840)

Class R6 Shares	(9,509)	(196)	(12,488)	(8,522)

Total distributions to shareholders	(2,300,378)	(2,184,597)	(1,784,426)	(6,387,591)

From share transactions:

Proceeds from sales of shares	19,643,451	29,120,933	33,278,590	9,295,378

Reinvestment of distributions	2,269,282	2,160,928	1,767,717	6,309,522

Cost of shares redeemed	(10,703,938)	(73,381,271)	(20,162,179)	(9,001,452)

Net increase (decrease) in net assets resulting from share transactions	11,208,795	(42,099,410)	14,884,128	6,603,448

TOTAL INCREASE (DECREASE)	(4,697,603)	(23,635,184)	843,933	8,529,207

Net Assets:

Beginning of period	123,194,984	146,830,168	60,144,016	51,614,809

End of period	$118,497,381	$123,194,984	$60,987,949	$60,144,016

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity ESG Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$20.67		$17.88	$19.92	$16.61	$17.98		$18.49

Net investment income(a)	0.03		0.28	0.22	0.14	0.48	(b)	0.21

Net realized and unrealized gain (loss)	(2.37)		2.76	(2.01)	3.63	(1.65)		(0.16)

Total from investment operations	(2.34)		3.04	(1.79)	3.77	(1.17)		0.05

Distributions to shareholders from net investment income	(0.36)		(0.25)	(0.25)	(0.46)	(0.20)		(0.56)

Net asset value, end of period	$17.97		$20.67	$17.88	$19.92	$16.61		$17.98

Total return(c)	(11.60)%		17.33%	(9.11)%	23.29%	(6.54)%		0.34%

Net assets, end of period (in 000s)	$29,865		$35,181	$34,602	$38,330	$38,152		$48,772

Ratio of net expenses to average net assets	1.22	%(d)	1.26%	1.29%	1.30%	1.30%		1.30%

Ratio of total expenses to average net assets	1.65	%(d)	1.69%	1.58%	1.63%	1.62%		1.64%

Ratio of net investment income to average net assets	0.30	%(d)	1.52%	1.11%	0.78%	2.86	%(b)	1.18%

Portfolio turnover rate(e)	33%		41%	38%	116%	78%		105%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.28 per share and 1.63% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity ESG Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$19.16		$16.49	$18.39	$15.37	$16.67		$17.18

Net investment income (loss)(a)	(0.04)		0.13	0.07	0.02	0.32	(b)	0.08

Net realized and unrealized gain (loss)	(2.21)		2.58	(1.86)	3.35	(1.53)		(0.16)

Total from investment operations	(2.25)		2.71	(1.79)	3.37	(1.21)		(0.08)

Distributions to shareholders from net investment income	(0.22)		(0.04)	(0.11)	(0.35)	(0.09)		(0.43)

Net asset value, end of period	$16.69		$19.16	$16.49	$18.39	$15.37		$16.67

Total return(c)	(11.93)%		16.49%	(9.79)%	22.40%	(7.27)%		(0.42)%

Net assets, end of period (in 000s)	$8,593		$10,400	$9,985	$15,681	$15,577		$18,415

Ratio of net expenses to average net assets	1.97	%(d)	2.01%	2.04%	2.05%	2.05%		2.05%

Ratio of total expenses to average net assets	2.40	%(d)	2.44%	2.33%	2.37%	2.37%		2.39%

Ratio of net investment income (loss) to average net assets	(0.47	)%(d)	0.78%	0.40%	0.12%	2.05	%(b)	0.44%

Portfolio turnover rate(e)	33%		41%	38%	116%	78%		105%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.28 per share and 1.63% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity ESG Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$21.17		$18.23	$20.30	$16.93	$18.34		$18.86

Net investment income(a)	0.14		0.29	0.40	0.22	0.47	(b)	0.29

Net realized and unrealized gain (loss)	(2.50)		2.89	(2.14)	3.69	(1.60)		(0.16)

Total from investment operations	(2.36)		3.18	(1.74)	3.91	(1.13)		0.13

Distributions to shareholders from net investment income	(0.42)		(0.24)	(0.33)	(0.54)	(0.28)		(0.65)

Net asset value, end of period	$18.39		$21.17	$18.23	$20.30	$16.93		$18.34

Total return(c)	(11.44)%		17.76%	(8.76)%	23.78%	(6.21)%		0.74%

Net assets, end of period (in 000s)	$21,704		$7,660	$6,835	$127,403	$201,746		$151,755

Ratio of net expenses to average net assets	0.88	%(d)	0.90%	0.90%	0.90%	0.90%		0.90%

Ratio of total expenses to average net assets	1.27	%(d)	1.31%	1.17%	1.22%	1.21%		1.24%

Ratio of net investment income to average net assets	1.46	%(d)	1.49%	1.94%	1.22%	2.76	%(b)	1.56%

Portfolio turnover rate(e)	33%		41%	38%	116%	78%		105%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.28 per share and 1.63% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges if any. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity ESG Fund
	Service Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$21.63		$18.70	$20.68	$16.79	$18.05		$18.57

Net investment income(a)	0.02		0.28	0.22	0.13	0.47	(b)	0.14

Net realized and unrealized gain (loss)	(2.48)		2.88	(2.10)	3.76	(1.67)		(0.11)

Total from investment operations	(2.46)		3.16	(1.88)	3.89	(1.20)		0.03

Distributions to shareholders from net investment income	(0.34)		(0.23)	(0.10)	—	(0.06)		(0.55)

Net asset value, end of period	$18.83		$21.63	$18.70	$20.68	$16.79		$18.05

Total return(c)	(11.62)%		17.20%	(9.14)%	23.17%	(6.66)%		0.19%

Net assets, end of period (in 000s)	$4		$4	$4	$4	$32		$37

Ratio of net expenses to average net assets	1.37	%(d)	1.36%	1.34%	1.39%	1.41%		1.40%

Ratio of total expenses to average net assets	1.74	%(d)	1.75%	1.58%	1.66%	1.72%		1.73%

Ratio of net investment income to average net assets	0.16	%(d)	1.44%	1.07%	0.71%	2.77	%(b)	0.76%

Portfolio turnover rate(e)	33%		41%	38%	116%	78%		105%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.28 per share and 1.63% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity ESG Fund
	Investor Shares(a)
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$21.06		$18.20	$20.23	$16.86	$18.25		$18.76

Net investment income(b)	0.06		0.36	0.24	0.27	0.45	(c)	0.26

Net realized and unrealized gain (loss)	(2.40)		2.78	(2.02)	3.60	(1.60)		(0.17)

Total from investment operations	(2.34)		3.14	(1.78)	3.87	(1.15)		0.09

Distributions to shareholders from net investment income	(0.42)		(0.28)	(0.25)	(0.50)	(0.24)		(0.60)

Net asset value, end of period	$18.30		$21.06	$18.20	$20.23	$16.86		$18.25

Total return(d)	(11.43)%		17.64%	(8.92)%	23.63%	(6.34)%		0.56%

Net assets, end of period (in 000s)	$618		$492	$421	$1,009	$749		$1,268

Ratio of net expenses to average net assets	0.97	%(e)	1.00%	1.04%	1.05%	1.05%		1.05%

Ratio of total expenses to average net assets	1.40	%(e)	1.44%	1.34%	1.39%	1.36%		1.39%

Ratio of net investment income to average net assets	0.56	%(e)	1.87%	1.20%	1.50%	2.62	%(c)	1.38%

Portfolio turnover rate(f)	33%		41%	38%	116%	78%		105%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from a corporate action which amounted to $0.28 per share and 1.63% of average net assets.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity ESG Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	April 16, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$21.05		$18.23	$20.84

Net investment income(a)	0.06		0.36	0.06

Net realized and unrealized gain (loss)	(2.39)		2.79	(2.67)

Total from investment operations	(2.33)		3.15	(2.61)

Distributions to shareholders from net investment income	(0.43)		(0.33)	—

Net asset value, end of period	$18.29		$21.05	$18.23

Total return(b)	(11.39)%		17.73%	(12.52)%

Net assets, end of period (in 000s)	$56,395		$68,987	$94,972

Ratio of net expenses to average net assets	0.88	%(c)	0.89%	0.89	%(c)

Ratio of total expenses to average net assets	1.26	%(c)	1.29%	1.22	%(c)

Ratio of net investment income to average net assets	0.63	%(c)	1.88%	0.59	%(c)

Portfolio turnover rate(d)	33%		41%	38%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity ESG Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,			February 26, 2016* to October 31, 2016
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$21.06		$18.23	$20.30	$16.93	$15.87

Net investment income(a)	0.14		0.45	0.31	0.22	0.21	(b)

Net realized and unrealized gain (loss)	(2.48)		2.71	(2.05)	3.69	0.85

Total from investment operations	(2.34)		3.16	(1.74)	3.91	1.06

Distributions to shareholders from net investment income	(0.43)		(0.33)	(0.33)	(0.54)	—

Net asset value, end of period	$18.29		$21.06	$18.23	$20.30	$16.93

Total return(c)	(11.42)%		17.76%	(8.74)%	23.80%	6.68%

Net assets, end of period (in 000s)	$1,319		$470	$11	$12	$11

Ratio of net expenses to average net assets	0.87	%(d)	0.90%	0.89%	0.89%	0.89	%(d)

Ratio of total expenses to average net assets	1.27	%(d)	1.31%	1.18%	1.22%	1.19	%(d)

Ratio of net investment income to average net assets	1.44	%(d)	2.35%	1.53%	1.21%	1.83	%(b)(d)

Portfolio turnover rate(e)	33%		41%	38%	116%	78%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.28 per share and 1.63% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Income Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.50		$13.25	$14.50	$11.99	$12.95	$13.52

Net investment income(a)	0.12		0.37	0.37	0.17	0.18	0.15

Net realized and unrealized gain (loss)	(2.21)		1.53	(1.36)	2.58	(1.04)	(0.23)

Total from investment operations	(2.09)		1.90	(0.99)	2.75	(0.86)	(0.08)

Distributions to shareholders from net investment income	(0.36)		(0.36)	(0.26)	(0.24)	(0.10)	(0.49)

Distributions to shareholders from net realized gains	—		(1.29)	—	—	—	—

Total distributions	(0.36)		(1.65)	(0.26)	(0.24)	(0.10)	(0.49)

Net asset value, end of period	$11.05		$13.50	$13.25	$14.50	$11.99	$12.95

Total return(b)	(16.07)%		16.95%	(6.98)%	23.38%	(6.69)%	(0.57)%

Net assets, end of period (in 000s)	$13,847		$16,711	$15,844	$17,937	$18,301	$23,111

Ratio of net expenses to average net assets	1.24	%(c)	1.25%	1.26%	1.30%	1.30%	1.30%

Ratio of total expenses to average net assets	1.81	%(c)	2.16%	1.90%	1.88%	1.76%	1.82%

Ratio of net investment income to average net assets	1.98	%(c)	2.99%	2.54%	1.32%	1.47%	1.11%

Portfolio turnover rate(d)	32%		27%	87%	32%	68%	83%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Income Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.89		$11.88	$12.98	$10.75	$11.62	$12.17

Net investment income(a)	0.08		0.25	0.25	0.07	0.08	0.04

Net realized and unrealized gain (loss)	(1.96)		1.34	(1.22)	2.31	(0.94)	(0.20)

Total from investment operations	(1.88)		1.59	(0.97)	2.38	(0.86)	(0.16)

Distributions to shareholders from net investment income	(0.28)		(0.29)	(0.13)	(0.15)	(0.01)	(0.39)

Distributions to shareholders from net realized gains	—		(1.29)	—	—	—	—

Total distributions	(0.28)		(1.58)	(0.13)	(0.15)	(0.01)	(0.39)

Net asset value, end of period	$9.73		$11.89	$11.88	$12.98	$10.75	$11.62

Total return(b)	(16.29)%		16.01%	(7.59)%	22.44%	(7.37)%	(1.33)%

Net assets, end of period (in 000s)	$1,617		$1,638	$1,673	$3,770	$3,974	$4,841

Ratio of net expenses to average net assets	1.99	%(c)	2.00%	2.01%	2.05%	2.05%	2.05%

Ratio of total expenses to average net assets	2.56	%(c)	2.91%	2.63%	2.63%	2.51%	2.57%

Ratio of net investment income to average net assets	1.41	%(c)	2.24%	1.89%	0.58%	0.74%	0.35%

Portfolio turnover rate(d)	32%		27%	87%	32%	68%	83%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Income Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.26		$13.88	$15.20	$12.56	$13.56	$14.13

Net investment income(a)	0.17		0.42	0.49	0.23	0.23	0.20

Net realized and unrealized gain (loss)	(2.35)		1.63	(1.46)	2.70	(1.08)	(0.23)

Total from investment operations	(2.18)		2.05	(0.97)	2.93	(0.85)	(0.03)

Distributions to shareholders from net investment income	(0.41)		(0.38)	(0.35)	(0.29)	(0.15)	(0.54)

Distributions to shareholders from net realized gains	—		(1.29)	—	—	—	—

Total distributions	(0.41)		(1.67)	(0.35)	(0.29)	(0.15)	(0.54)

Net asset value, end of period	$11.67		$14.26	$13.88	$15.20	$12.56	$13.56

Total return(b)	(15.90)%		17.29%	(6.59)%	23.88%	(6.31)%	(0.15)%

Net assets, end of period (in 000s)	$10,457		$5,232	$2,666	$40,667	$42,191	$45,795

Ratio of net expenses to average net assets	0.86	%(c)	0.88%	0.87%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	1.42	%(c)	1.79%	1.42%	1.49%	1.36%	1.42%

Ratio of net investment income to average net assets	2.63	%(c)	3.13%	3.19%	1.71%	1.84%	1.47%

Portfolio turnover rate(d)	32%		27%	87%	32%	68%	83%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Income Fund
	Investor Shares(a)
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.51		$13.25	$14.51	$12.00	$12.97	$13.55

Net investment income(b)	0.20		0.34	0.40	0.24	0.21	0.15

Net realized and unrealized gain (loss)	(2.28)		1.59	(1.35)	2.54	(1.04)	(0.20)

Total from investment operations	(2.08)		1.93	(0.95)	2.78	(0.83)	(0.05)

Distributions to shareholders from net investment income	(0.41)		(0.38)	(0.31)	(0.27)	(0.14)	(0.53)

Distributions to shareholders from net realized gains	—		(1.29)	—	—	—	—

Total distributions	(0.41)		(1.67)	(0.31)	(0.27)	(0.14)	(0.53)

Net asset value, end of period	$11.02		$13.51	$13.25	$14.51	$12.00	$12.97

Total return(c)	(15.98)%		17.21%	(6.74)%	23.75%	(6.43)%	(0.32)%

Net assets, end of period (in 000s)	$9,785		$3,515	$349	$426	$471	$355

Ratio of net expenses to average net assets	0.99	%(d)	1.09%	1.01%	1.05%	1.05%	1.05%

Ratio of total expenses to average net assets	1.55	%(d)	1.98%	1.65%	1.64%	1.51%	1.56%

Ratio of net investment income to average net assets	3.30	%(d)	2.67%	2.78%	1.85%	1.71%	1.17%

Portfolio turnover rate(e)	32%		27%	87%	32%	68%	83%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Income Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	April 16, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$14.23		$13.86	$15.62

Net investment income(a)	0.16		0.44	0.16

Net realized and unrealized gain (loss)	(2.34)		1.61	(1.84)

Total from investment operations	(2.18)		2.05	(1.68)

Distributions to shareholders from net investment income	(0.41)		(0.39)	(0.08)

Distributions to shareholders from net realized gains	—		(1.29)	—

Total distributions	(0.41)		(1.68)	(0.08)

Net asset value, end of period	$11.64		$14.23	$13.86

Total return(b)	(15.87)%		17.34%	(10.76)%

Net assets, end of period (in 000s)	$23,590		$32,643	$30,930

Ratio of net expenses to average net assets	0.84	%(c)	0.85%	0.84	%(c)

Ratio of total expenses to average net assets	1.42	%(c)	1.76%	1.84	%(c)

Ratio of net investment income to average net assets	2.45	%(c)	3.37%	2.00	%(c)

Portfolio turnover rate(d)	32%		27%	87%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Income Fund
	Class R Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.55		$13.32	$14.59	$12.08	$13.00	$13.57

Net investment income(a)	0.15		0.36	0.34	0.14	0.12	0.11

Net realized and unrealized gain (loss)	(2.28)		1.52	(1.37)	2.59	(1.01)	(0.23)

Total from investment operations	(2.13)		1.88	(1.03)	2.73	(0.89)	(0.12)

Distributions to shareholders from net investment income	(0.32)		(0.36)	(0.24)	(0.22)	(0.03)	(0.45)

Distributions to shareholders from net realized gains	—		(1.29)	—	—	—	—

Total distributions	(0.32)		(1.65)	(0.24)	(0.22)	(0.03)	(0.45)

Net asset value, end of period	$11.10		$13.55	$13.32	$14.59	$12.08	$13.00

Total return(b)	(16.19)%		16.63%	(7.19)%	22.99%	(6.87)%	(0.84)%

Net assets, end of period (in 000s)	$218		$73	$84	$44	$28	$17

Ratio of net expenses to average net assets	1.48	%(c)	1.50%	1.51%	1.55%	1.55%	1.55%

Ratio of total expenses to average net assets	2.06	%(c)	2.40%	2.18%	2.12%	2.01%	2.07%

Ratio of net investment income to average net assets	2.58	%(c)	2.90%	2.38%	1.05%	0.99%	0.86%

Portfolio turnover rate(d)	32%		27%	87%	32%	68%	83%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Income Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,			February 26, 2016* to October 31, 2016
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.25		$13.87	$15.20	$12.56	$11.85

Net investment income(a)	0.20		0.49	0.45	0.16	0.20

Net realized and unrealized gain (loss)	(2.39)		1.57	(1.43)	2.77	0.51

Total from investment operations	(2.19)		2.06	(0.98)	2.93	0.71

Distributions to shareholders from net investment income	(0.41)		(0.39)	(0.35)	(0.29)	—

Distributions to shareholders from net realized gains	—		(1.29)	—	—	—

Total distributions	(0.41)		(1.68)	(0.35)	(0.29)	—

Net asset value, end of period	$11.65		$14.25	$13.87	$15.20	$12.56

Total return(b)	(15.90)%		17.41%	(6.62)%	23.91%	5.99%

Net assets, end of period (in 000s)	$1,474		$332	$68	$72	$11

Ratio of net expenses to average net assets	0.84	%(c)	0.86%	0.86%	0.89%	0.89	%(c)

Ratio of total expenses to average net assets	1.42	%(c)	1.80%	1.51%	1.43%	1.35	%(c)

Ratio of net investment income to average net assets	3.17	%(c)	3.74%	2.99%	1.16%	2.33	%(c)

Portfolio turnover rate(d)	32%		27%	87%	32%	68%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Notes to Financial Statements

April 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
International Equity ESG	A, C, Institutional, Service, Investor, P and R6	Diversified
International Equity Income	A, C, Institutional, Investor, P, R and R6	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class P, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not

25

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Portfolio	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
International Equity ESG	Annually	Annually
International Equity Income	Semi-Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

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GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of April 30, 2020:

INTERNATIONAL EQUITY ESG

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$3,968,173	$24,299,501	$—

Europe	—	83,771,169	—

North America	—	3,152,889	—

Investment Company	1,369,428	—	—

Total	$5,337,601	$111,223,559	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

27

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INTERNATIONAL EQUITY INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$7,198,731	$—

Australia and Oceania	—	3,394,211	—

Europe	—	47,118,004	—

North America	—	1,965,652	—

Total	$—	$59,676,598	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2020, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
International Equity ESG	0.85%	0.77%	0.73%	0.71%	0.70%	0.85%	0.84	%(1)
International Equity Income	0.80	0.72	0.68	0.67	0.66	0.80	0.80

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(1)	GSAM agreed to waive a portion of its management fee equal to 0.03% as an annual percentage of average daily net assets of the Fund. This waiver will be effective through at least February 28, 2021, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

The International Equity ESG and International Equity Income Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2020, GSAM waived $362 and $325 of the International Equity ESG and International Equity Income Funds’ management fees, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

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GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2020, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
International Equity ESG	$591	$129
International Equity Income	571	9

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the International Equity ESG Fund through at least February 28, 2021, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense

29

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

limitations as an annual percentage rate of average daily net assets for the International Equity ESG and International Equity Income Funds are 0.004% and 0.014%, respectively. Prior to February 28, 2020, the Other Expense limitation was 0.014% for the International Equity ESG Fund. These Other Expense limitations will remain in place through at least February 28, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Custody Fee Credits	Transfer Agency Waiver/Credits	Other Expense Reimbursement	Total Expense Reductions
International Equity ESG	$5,966	$1,130	$10,996	$220,709	$238,801
International Equity Income	325	141	—	189,492	189,958

G.  Line of Credit Facility — As of April 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2020, the Funds did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

H.  Other Transactions with Affiliates — As of April 30, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Beginning Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2020	Shares as of April 30, 2020	Dividend Income from Affiliated Investment Company
International Equity ESG	$992,989	$23,107,220	$(22,730,781)	$1,369,428	1,369,428	$19,785
International Equity Income	1,609,740	21,751,212	(23,360,952)	—	—	13,722

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2020, were as follows:

Fund	Purchases	Sales and Maturities
International Equity ESG	$47,378,340	$38,986,947
International Equity Income	35,659,394	20,635,851

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GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2020 are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended April 30, 2020, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended April 30, 2020
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
International Equity ESG	$52	$—
International Equity Income	92	825

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GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

6. SECURITIES LENDING (continued)

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended April 30, 2020:

Fund	Beginning Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2020
International Equity ESG	$—	$2,725,842	$(2,725,842)	$—
International Equity Income	—	1,127,250	(1,127,250)	—

7. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2019, the Funds’ capital loss carryforwards on a tax basis were as follows:

	International Equity ESG	International Equity Income
Capital loss carryforwards:
Perpetual Long-term	$(13,797,006)	$(1,921,941)
Perpetual Short-term	(129,400)	(912,994)
Total capital loss carryforwards:	$(13,926,406)	$(2,834,935)

As of April 30, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	International Equity ESG	International Equity Income
Tax cost	$125,385,639	$69,875,297
Gross unrealized gain	8,872,423	1,912,239
Gross unrealized loss	(17,696,902)	(12,110,938)
Net unrealized loss	$(8,824,479)	$(10,198,699)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences related to the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in

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GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

8. OTHER RISKS (continued)

only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

ESG Standards Risk — The International Equity ESG’s adherence to its environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Fund will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the

33

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

8. OTHER RISKS (continued)

realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Equity ESG Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	66,020	$1,337,286	64,610	$1,182,838
Reinvestment of distributions	27,677	588,137	27,075	449,717
Shares redeemed	(134,221)	(2,565,570)	(325,180)	(6,007,245)
	(40,524)	(640,147)	(233,495)	(4,374,690)
Class C Shares
Shares sold	5,665	104,125	46,331	788,954
Reinvestment of distributions	5,908	116,869	1,542	23,885
Shares redeemed	(39,597)	(743,934)	(110,589)	(1,926,146)
	(28,024)	(522,940)	(62,716)	(1,113,307)
Institutional Shares
Shares sold	845,762	14,597,721	1,084,979	20,862,777
Reinvestment of distributions	6,917	150,244	4,615	78,277
Shares redeemed	(34,361)	(604,176)	(1,102,693)	(22,012,585)
	818,318	14,143,789	(13,099)	(1,071,531)
Service Shares
Reinvestment of distributions	3	65	3	43
	3	65	3	43
Investor Shares
Shares sold	27,906	560,058	18,990	370,134
Reinvestment of distributions	580	12,522	332	5,613
Shares redeemed	(18,055)	(289,104)	(19,093)	(366,160)
	10,431	283,476	229	9,587
Class P Shares
Shares sold	107,701	2,129,583	293,748	5,446,526
Reinvestment of distributions	64,471	1,391,936	95,089	1,603,197
Shares redeemed	(364,556)	(6,436,220)	(2,322,307)	(42,986,970)
	(192,384)	(2,914,701)	(1,933,470)	(35,937,247)
Class R6 Shares
Shares sold	52,701	914,678	25,890	469,704
Reinvestment of distributions	441	9,509	12	196
Shares redeemed	(3,384)	(64,934)	(4,165)	(82,165)
	49,758	859,253	21,737	387,735

NET INCREASE (DECREASE)	617,578	$11,208,795	(2,220,811)	$(42,099,410)

35

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Income Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	142,125	$1,821,177	125,432	$1,595,783
Reinvestment of distributions	31,270	428,400	167,381	1,917,576
Shares redeemed	(157,505)	(1,975,851)	(250,762)	(3,126,327)
	15,890	273,726	42,051	387,032
Class C Shares
Shares sold	48,642	569,378	14,593	159,836
Reinvestment of distributions	3,057	36,954	21,731	220,807
Shares redeemed	(23,254)	(231,824)	(39,466)	(432,297)
	28,445	374,508	(3,142)	(51,654)
Institutional Shares
Shares sold	830,093	11,341,694	220,491	2,992,011
Reinvestment of distributions	14,302	206,666	26,135	315,581
Shares redeemed	(314,792)	(3,864,308)	(71,950)	(902,125)
	529,603	7,684,052	174,676	2,405,467
Investor Shares
Shares sold	699,518	9,192,932	247,942	3,267,774
Reinvestment of distributions	9,594	131,054	4,131	47,320
Shares redeemed	(81,695)	(866,207)	(18,145)	(229,025)
	627,417	8,457,779	233,928	3,086,069
Class P Shares
Shares sold	789,220	8,882,157	76,129	976,161
Reinvestment of distributions	65,941	950,865	314,791	3,790,562
Shares redeemed	(1,121,889)	(13,080,477)	(329,004)	(4,214,711)
	(266,728)	(3,247,455)	61,916	552,012
Class R Shares
Shares sold	16,079	170,807	2,282	28,441
Reinvestment of distributions	94	1,290	794	9,154
Shares redeemed	(1,880)	(21,153)	(4,006)	(50,618)
	14,293	150,944	(930)	(13,023)
Class R6 Shares
Shares sold	112,359	1,300,445	21,177	275,372
Reinvestment of distributions	865	12,488	708	8,522
Shares redeemed	(9,993)	(122,359)	(3,528)	(46,349)
	103,231	1,190,574	18,357	237,545

NET INCREASE	1,052,151	$14,884,128	526,856	$6,603,448

36

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust (“GST”) was held on January 23, 2020 to consider and act upon the proposals below. The Funds have amortized their respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse each Fund to the extent such expenses exceed a specified percentage of the Fund’s net assets.

At the Meeting, Dwight L. Bush, Kathryn A. Cassidy, Joaquin Delgado and Gregory G. Weaver were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against	Withheld	Broker Non-Votes

Dwight L. Bush	94,278,961,728.065	0	349,026,343,365	0

Kathryn A. Cassidy	94,310,850,789.164	0	317,137,282.266	0

Joaquin Delgado	94,282,646,444.727	0	345,341,626.703	0

Gregory G. Weaver	94,306,589,873.348	0	321,398,198.082	0

37

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

38

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Fund Expenses — Six Month Period Ended April 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class P, Class R or Class R6 Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020, which represents a period of 182 days of a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fee or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	International Equity ESG Fund				International Equity Income Fund
Share Class	Beginning Account Value 11/01/19	Ending Account Value 04/30/20		Expenses Paid for the 6 Months Ended 04/30/20*	Beginning Account Value 11/01/19	Ending Account Value 04/30/20		Expenses Paid for the 6 Months Ended 04/30/20*
Class A
Actual	$1,000	$884.00		$5.71	$1,000	$839.30		$5.67
Hypothetical 5% return	1,000	1,018.80	+	6.12	1,000	1,018.70	+	6.22
Class C
Actual	1,000	880.70		9.21	1,000	837.10		9.09
Hypothetical 5% return	1,000	1,015.07	+	9.87	1,000	1,014.97	+	9.97
Institutional
Actual	1,000	885.60		4.13	1,000	841.00		3.94
Hypothetical 5% return	1,000	1,020.49	+	4.42	1,000	1,020.59	+	4.32
Service
Actual	1,000	883.80		6.42	N/A	N/A		N/A
Hypothetical 5% return	1,000	1,018.05	+	6.87	N/A	N/A		N/A
Investor
Actual	1,000	885.70		4.55	1,000	840.20		4.53
Hypothetical 5% return	1,000	1,020.04	+	4.87	1,000	1,019.94	+	4.97
Class P
Actual	1,000	886.10		4.13	1,000	841.30		3.85
Hypothetical 5% return	1,000	1,020.49	+	4.42	1,000	1,020.69	+	4.22
Class R
Actual	N/A	N/A		N/A	1,000	838.10		6.76
Hypothetical 5% return	N/A	N/A		N/A	1,000	1,017.50	+	7.42
Class R6
Actual	1,000	885.80		4.08	1,000	841.00		3.84
Hypothetical 5% return	1,000	1,020.54	+	4.37	1,000	1,020.69	+	4.22

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
International Equity ESG	1.22%	1.97%	0.88%	1.37%	0.97%	0.88%	N/A	0.87%

International Equity Income	1.24	1.99	0.86	N/A	0.99	0.84	1.48%	0.84

39

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.66 trillion in assets under supervision as of March 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[7]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are as of April 30, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 206030-OTU-1214525 EQINTSAR-20

Goldman Sachs Funds

Semi-Annual Report	April 30, 2020

International Equity Insights Funds
Emerging Markets Equity Insights
International Equity Insights
International Small Cap Insights

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs International Equity

Insights Funds

∎	EMERGING MARKETS EQUITY INSIGHTS

∎	INTERNATIONAL EQUITY INSIGHTS

∎	INTERNATIONAL SMALL CAP INSIGHTS

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended April 30, 2020, we want to describe some more recent events through the end of May.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on a Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

Emerging Markets Equity Insights Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	MSCI Emerging Markets Standard Index (Net, USD, Unhedged)[2]

Class A	-11.60%	-10.50%
Class C	-12.01	-10.50
Institutional	-11.46	-10.50
Investor	-11.51	-10.50
Class P	-11.56	-10.50
Class R	-11.73	-10.50
Class R6	-11.56	-10.50

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI Emerging Markets Standard Index (Net, USD, Unhedged) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of April 30, 2020, the MSCI® Emerging Markets Standard Index (Net, USD, Unhedged) consists of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The MSCI® Emerging Markets Standard Index (Net, USD, Unhedged) figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/20[1]

Holding	% of Net Assets	Line of Business	Country

Alibaba Group Holding Ltd. ADR	8.6%	Retailing	China
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.2	Semiconductors & Semiconductor Equipment	Taiwan
Tencent Holdings Ltd.	4.7	Media & Entertainment	China
Samsung Electronics Co. Ltd.	4.3	Technology Hardware & Equipment	South Korea
NAVER Corp.	1.9	Media & Entertainment	South Korea
NetEase, Inc. ADR	1.9	Media & Entertainment	China
Industrial & Commercial Bank of China Ltd. Class H	1.9	Banks	China
Infosys Ltd. ADR	1.8	Software & Services	India
New Oriental Education & Technology Group, Inc. ADR	1.8	Consumer Services	China
Hindustan Unilever Ltd.	1.6	Household & Personal Products	India

[1]	The top 10 holdings may not be representative of the Fund’s future investments.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[2]

As of April 30, 2020

[2]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.2% of the Fund’s net assets at April 30, 2020. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

International Equity Insights Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	MSCI® EAFE Standard Index (Net, USD, Unhedged)[2]

Class A	-16.06%	-14.21%
Class C	-16.37	-14.21
Institutional	-15.90	-14.21
Service	-16.09	-14.21
Investor	-15.95	-14.21
Class P	-15.84	-14.21
Class R	-16.15	-14.21
Class R6	-15.91	-14.21

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged MSCI® EAFE Standard Index (Net, USD, Unhedged) is a market capitalization-weighted composite of securities in 21 developed markets. As of April 30, 2020, the MSCI® EAFE Standard Index (Net, USD, Unhedged) consists of the following 21 developed countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The MSCI® EAFE Standard Index (Net, USD, Unhedged) figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/20[1,2]

Holding	% of Net Assets	Line of Business	Country

Nestle SA (Registered)	3.2%	Food, Beverage & Tobacco	Switzerland
Roche Holding AG	2.7	Pharmaceuticals, Biotechnology & Life Sciences	Switzerland
Novo Nordisk A/S Class B	1.9	Pharmaceuticals, Biotechnology & Life Sciences	Denmark
Novartis AG (Registered)	1.8	Pharmaceuticals, Biotechnology & Life Sciences	Switzerland
Sanofi	1.6	Pharmaceuticals, Biotechnology & Life Sciences	France
LVMH Moet Hennessy Louis Vuitton SE	1.5	Consumer Durables & Apparel	France
Schneider Electric SE	1.3	Capital Goods	France
Diageo plc	1.1	Food, Beverage & Tobacco	United Kingdom
Danone SA	1.0	Food, Beverage & Tobacco	France
Deutsche Boerse AG	1.0	Diversified Financials	Germany

[1]	The top 10 holdings may not be representative of the Fund’s future investments.

[2]	The Fund’s overall top 10 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund), which represents approximately 1.2% of the Fund’s net assets as of 4/30/20.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[3]

As of April 30, 2020

[3]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 1.2% of the Fund’s net assets at April 30, 2020. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

International Small Cap Insights Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	MSCI® EAFE Small Cap Index (Net, USD, Unhedged)[2]

Class A	-17.04%	-14.65%
Class C	-17.44	-14.65
Institutional	-16.89	-14.65
Investor	-16.95	-14.65
Class P	-16.85	-14.65

Class R6	-16.85	-14.65

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI® EAFE Small Cap Index (Net, USD, Unhedged) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI® EAFE Small Cap Index (Net, USD, Unhedged) selects the most liquid securities across developed markets relative to their market capitalization, and targets for index inclusion 40% of the full market capitalization of the eligible small cap universe within each industry group, within each country. Its returns include net reinvested dividends but, unlike Fund returns, do not reflect the payment of sales commissions or other expenses incurred in the purchase or sale of the securities included in the MSCI® EAFE Small Cap Index (Net, USD, Unhedged). It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/20[1,2]

Holding	% of Net Assets	Line of Business	Country

TIS, Inc.	1.2%	Software & Services	Japan
Euronext NV	1.2	Diversified Financials	Netherlands
Tecan Group AG (Registered)	1.2	Pharmaceuticals, Biotechnology & Life Sciences	Switzerland
Gerresheimer AG	1.2	Pharmaceuticals, Biotechnology & Life Sciences	Germany
VAT Group AG	1.2	Capital Goods	Switzerland
IG Group Holdings plc	1.1	Diversified Financials	United Kingdom
ASM International NV	1.1	Semiconductors & Semiconductor Equipment	Netherlands
Signify NV	1.1	Capital Goods	Netherlands
boohoo Group plc	1.1	Retailing	United Kingdom
DeNA Co. Ltd.	1.0	Media & Entertainment	Japan

[1]	The top 10 holdings may not be representative of the Fund’s future investments.

[2]	The Fund’s overall top 10 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund), which represents approximately 1.4% of the Fund’s net assets as of 4/30/20.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[3]

As of April 30, 2020

[3]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 1.4% of the Fund’s net assets at April 30, 2020. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Brazil – 4.7%
87,600	AES Tiete Energia SA (Utilities)*	$233,583
2,958,900	B3 SA – Brasil Bolsa Balcao (Diversified Financials)	20,905,301
1,344,200	BB Seguridade Participacoes SA (Insurance)	6,562,921
33,100	Cia de Saneamento de Minas Gerais-COPASA (Utilities)*	292,172
114,600	Cia de Saneamento do Parana (Utilities)*	541,610
225,262	Cia de Transmissao de Energia Eletrica Paulista (Preference) (Utilities)(a)	804,877
628,300	Cia Paranaense de Energia (Preference) (Utilities)*(a)	6,285,426
259,000	Cosan Ltd. Class A (Energy)*	3,455,060
72,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	212,118
253,200	Hypera SA (Pharmaceuticals, Biotechnology & Life Sciences)*	1,354,026
727,300	Itau Unibanco Holding SA (Preference) (Banks)(a)	3,045,407
1,265,590	Itausa – Investimentos Itau SA (Preference) (Banks)(a)	2,094,616
4,190,928	Petrobras Distribuidora SA (Retailing)*	15,051,550
829,900	Sao Martinho SA (Food, Beverage & Tobacco)*	2,914,928
51,500	Telefonica Brasil SA ADR (Telecommunication Services)	432,600
144,500	WEG SA (Capital Goods)	1,061,316

		65,247,511

China – 40.2%
2,375,000	Agricultural Bank of China Ltd. Class H (Banks)	987,957
585,800	Alibaba Group Holding Ltd. ADR (Retailing)*	118,724,086
3,649,000	Asia Cement China Holdings Corp. (Materials)	4,224,153
29,238,000	Bank of Communications Co. Ltd. Class H (Banks)	18,528,308
8,076,596	Bank of Nanjing Co. Ltd. Class A (Banks)	8,747,692
2,440,000	China Aoyuan Group Ltd. (Real Estate)	2,866,832
2,125,000	China CITIC Bank Corp. Ltd. Class H (Banks)	1,038,136
4,997,000	China Construction Bank Corp. Class H (Banks)	4,010,910
530,000	China Maple Leaf Educational Systems Ltd. (Consumer Services)	155,810
10,621,000	China Medical System Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,502,741

Common Stocks – (continued)
China – (continued)
7,194,500	China Minsheng Banking Corp. Ltd. Class H (Banks)	5,359,187
1,362,000	China Mobile Ltd. (Telecommunication Services)	10,949,200
60,000	China National Software & Service Co. Ltd. Class A (Software & Services)	691,054
3,705,400	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	12,259,066
1,341,800	China Railway Construction Corp. Ltd. Class A (Capital Goods)	1,838,116
2,345,000	China Railway Construction Corp. Ltd. Class H (Capital Goods)	2,574,828
3,706,000	China Resources Cement Holdings Ltd. (Materials)	5,042,773
1,471,232	China Shenhua Energy Co. Ltd. Class A (Energy)	3,305,655
7,297,500	China Shenhua Energy Co. Ltd. Class H (Energy)	12,928,165
3,017,359	China Yangtze Power Co. Ltd. Class A (Utilities)	7,432,538
1,156,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	427,761
399,963	East Money Information Co. Ltd. Class A (Diversified Financials)	1,017,906
190,000	Far East Horizon Ltd. (Diversified Financials)	153,812
1,056,994	Fujian Sunner Development Co. Ltd. Class A (Food, Beverage & Tobacco)	3,225,898
158,473	G-bits Network Technology Xiamen Co. Ltd. Class A (Media & Entertainment)	8,448,289
161,639	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	1,236,633
39,115,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	26,226,975
349,600	Industrial Bank Co. Ltd. Class A (Banks)	816,650
498,700	JD.com, Inc. ADR (Retailing)*	21,493,970
215,317	Jiangsu Hengrui Medicine Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)*	2,800,307
667,338	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (Health Care Equipment & Services)	3,283,650
8,857,000	KWG Group Holdings Ltd. (Real Estate)*	13,102,113
5,318,000	Logan Property Holdings Co. Ltd. (Real Estate)	8,383,218
1,262,000	Luye Pharma Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(b)	612,798

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
342,200	Momo, Inc. ADR (Media & Entertainment)	$8,240,176
334,155	Muyuan Foodstuff Co. Ltd. Class A (Food, Beverage & Tobacco)	5,981,552
76,400	NetEase, Inc. ADR (Media & Entertainment)	26,354,944
195,600	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	24,970,296
13,618,000	People’s Insurance Co. Group of China Ltd. (The) Class H (Insurance)	4,456,909
110,714	Perfect World Co. Ltd. Class A (Media & Entertainment)	734,693
22,596,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	21,623,158
14,834,000	Postal Savings Bank of China Co. Ltd. Class H (Banks)(b)	8,864,096
2,644,000	Powerlong Real Estate Holdings Ltd. (Real Estate)	1,614,867
174,120	Shaanxi Coal Industry Co. Ltd. Class A (Energy)	184,986
2,289,661	Shandong Buchang Pharmaceuticals Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	7,063,119
2,512,487	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (Health Care Equipment & Services)	6,559,760
2,236,000	Shenzhen Expressway Co. Ltd. Class H (Transportation)	2,563,687
959,500	Shimao Property Holdings Ltd. (Real Estate)	3,900,249
1,219,500	Tencent Holdings Ltd. (Media & Entertainment)	64,108,430
3,098,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	5,499,262
243,000	Uni-President China Holdings Ltd. (Food, Beverage & Tobacco)	243,957
382,700	Vipshop Holdings Ltd. ADR (Retailing)*	6,096,411
14,638,000	Want Want China Holdings Ltd. (Food, Beverage & Tobacco)	10,433,115
797,804	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A (Media & Entertainment)	4,049,106
3,290,118	Yanzhou Coal Mining Co. Ltd. Class A (Energy)	3,841,532
99,533	Yealink Network Technology Corp. Ltd. Class A (Technology Hardware & Equipment)	1,264,055
1,776,800	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(b)	6,700,589

Common Stocks – (continued)
China – (continued)
752,000	Zijin Mining Group Co. Ltd. Class H (Materials)	307,018
108,100	ZTO Express Cayman, Inc. ADR (Transportation)	3,217,056

		554,270,210

Greece – 0.1%
66,518	Hellenic Telecommunications Organization SA (Telecommunication Services)	878,803

Hong Kong – 0.1%
199,000	Nine Dragons Paper Holdings Ltd. (Materials)	190,388
983,000	WH Group Ltd. (Food, Beverage & Tobacco)(b)	937,539

		1,127,927

Hungary – 0.2%
85,382	OTP Bank Nyrt. (Banks)	2,528,673

India – 10.1%
1,486,234	Adani Ports & Special Economic Zone Ltd. (Transportation)	5,706,459
9,231	Ajanta Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	181,046
77,877	Bajaj Holdings & Investment Ltd. (Diversified Financials)	2,098,081
403,704	Bharti Infratel Ltd. (Telecommunication Services)	934,018
14,913	Dr Lal PathLabs Ltd. (Health Care Equipment & Services)(b)	310,123
278,132	Dr Reddy’s Laboratories Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	14,237,577
22,422	Godfrey Phillips India Ltd. (Food, Beverage & Tobacco)	297,588
163,874	Gujarat State Petronet Ltd. (Utilities)	452,266
1,308,212	HCL Technologies Ltd. (Software & Services)	9,382,364
774,292	Hindustan Unilever Ltd. (Household & Personal Products)	22,420,037
36,550	ICICI Bank Ltd. ADR (Banks)	356,728
10,359	ICICI Lombard General Insurance Co. Ltd. (Insurance)(b)	177,080
275,353	Indraprastha Gas Ltd. (Utilities)	1,744,178
2,726,617	Infosys Ltd. ADR (Software & Services)	25,166,675
51,326	Ipca Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,094,314
57,497	Nestle India Ltd. (Food, Beverage & Tobacco)	13,638,356
1,997,055	Petronet LNG Ltd. (Energy)	6,433,771

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
5,834	Pfizer Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$378,634
7,898,898	REC Ltd. (Diversified Financials)	9,966,757
71,311	Reliance Industries Ltd. (Energy)	1,386,501
32,734	Strides Pharma Science Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	189,598
232,904	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,234,562
1,441,309	Torrent Power Ltd. (Utilities)	6,327,138
2,077,916	Wipro Ltd. (Software & Services)	5,275,514
78,300	WNS Holdings Ltd. ADR (Software & Services)*	3,824,955

		139,214,320

Indonesia – 3.9%
4,288,300	Bank Central Asia Tbk. PT (Banks)	7,428,151
10,514,800	Bank Mandiri Persero Tbk. PT (Banks)	3,125,644
93,956,300	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	17,089,477
3,561,200	Indofood CBP Sukses Makmur Tbk. PT (Food, Beverage & Tobacco)	2,356,276
7,247,300	Indofood Sukses Makmur Tbk. PT (Food, Beverage & Tobacco)	3,162,097
89,363,500	Telekomunikasi Indonesia Persero Tbk. PT (Telecommunication Services)	20,549,322

		53,710,967

Mexico – 1.5%
236,985	America Movil SAB de CV Class L ADR (Telecommunication Services)	2,853,299
11,505,676	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	16,250,496
708,600	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,704,392

		20,808,187

Philippines – 0.2%
703,300	First Gen Corp. (Utilities)	263,443
62,630	Globe Telecom, Inc. (Telecommunication Services)	2,716,909

		2,980,352

Poland – 1.7%
149,940	Asseco Poland SA (Software & Services)	2,423,009
202,558	CD Projekt SA (Media & Entertainment)	17,733,669
40,528	Dino Polska SA (Food & Staples Retailing)*(b)	1,713,921

Common Stocks – (continued)
Poland – (continued)
217,146	Eurocash SA (Food & Staples Retailing)	1,126,734

		22,997,333

Qatar – 0.2%
1,223,207	Commercial Bank PSQC (The) (Banks)	1,346,827
45,413	Masraf Al Rayan QSC (Banks)	47,523
251,429	Qatar National Bank QPSC (Banks)	1,185,900

		2,580,250

Russia – 4.4%
69,450,000	Inter RAO UES PJSC (Utilities)	4,652,513
168,643	LUKOIL PJSC ADR (Energy)	10,889,278
70,600	MMC Norilsk Nickel PJSC ADR (Materials)	1,930,204
792,525	Mobile TeleSystems PJSC ADR (Telecommunication Services)	6,791,939
6,913,910	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	11,175,741
109,117	Polyus PJSC (Materials)	17,732,562
2,863,400	Sberbank of Russia PJSC (Banks)	7,545,733

		60,717,970

Saudi Arabia – 1.1%
58,689	Abdullah Al Othaim Markets Co. (Food & Staples Retailing)	1,556,201
457,786	Bank AlBilad (Banks)	2,759,224
1,911,065	Riyad Bank (Banks)	8,639,551
383,127	Saudi Electricity Co. (Utilities)	1,734,790
2,195	Saudia Dairy & Foodstuff Co. (Food, Beverage & Tobacco)	87,845
28,768	Savola Group (The) (Food, Beverage & Tobacco)	309,777

		15,087,388

South Africa – 2.6%
33,204	African Rainbow Minerals Ltd. (Materials)	243,028
317,098	Anglo American Platinum Ltd. (Materials)	16,641,311
774,398	Clicks Group Ltd. (Food & Staples Retailing)	9,638,875
48,497	Kumba Iron Ore Ltd. (Materials)	912,749
398,512	Liberty Holdings Ltd. (Insurance)	1,511,218
19,860	Naspers Ltd. Class N (Retailing)	3,091,180
3,138,551	Netcare Ltd. (Health Care Equipment & Services)	2,624,560
1,421,355	Old Mutual Ltd. (Insurance)(c)	1,012,342

		35,675,263

South Korea – 11.3%
48,838	AfreecaTV Co. Ltd. (Media & Entertainment)	2,422,818
49,986	Celltrion, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	8,639,387

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
37,135	Chongkundang Holdings Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	$3,481,306
9,361	CJ Logistics Corp. (Transportation)*	1,136,870
55,952	Com2uSCorp (Media & Entertainment)	4,927,147
177,111	DB HiTek Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,893,893
15,733	DongKook Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,222,619
52,125	Hanwha Aerospace Co. Ltd. (Capital Goods)*	1,148,027
1,669	Hugel, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	523,648
54,471	Huons Global Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,412,512
11,355	i-SENS, Inc. (Health Care Equipment & Services)	219,763
27,010	KB Financial Group, Inc. (Banks)	772,792
10,884	Kginicis Co. Ltd. (Software & Services)	196,733
379,560	Kia Motors Corp. (Automobiles & Components)	9,270,641
144,613	Korea Investment Holdings Co. Ltd. (Diversified Financials)	5,987,171
129,552	MegaStudyEdu Co. Ltd. (Consumer Services)	4,783,777
32,057	Mirae Asset Daewoo Co. Ltd. (Diversified Financials)	147,783
164,196	NAVER Corp. (Media & Entertainment)	26,621,191
3,754	Samsung Biologics Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	1,793,221
1,433,455	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	58,940,177
240,463	Samsung Electronics Co. Ltd. (Preference) (Technology Hardware & Equipment)(a)	8,335,799
167,913	Samsung Securities Co. Ltd. (Diversified Financials)	4,160,607
40,625	Seegene, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)(c)	3,059,787
28,365	Soulbrain Co. Ltd. (Materials)	1,707,222
15,036	UniTest, Inc. (Semiconductors & Semiconductor Equipment)	159,058
52,803	Value Added Technology Co. Ltd. (Health Care Equipment & Services)	1,103,591
861	Yuhan Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	33,450

		156,100,990

Common Stocks – (continued)
Taiwan – 14.8%
13,117,000	Asia Cement Corp. (Materials)	19,270,192
344,000	Bioteque Corp. (Health Care Equipment & Services)	1,306,684
702,000	Cheng Loong Corp. (Materials)	499,481
157,000	Chicony Electronics Co. Ltd. (Technology Hardware & Equipment)	442,242
74,000	Chicony Power Technology Co. Ltd. (Capital Goods)	144,593
2,956,000	ChipMOS Technologies, Inc. (Semiconductors & Semiconductor Equipment)	3,021,510
294,000	Dynapack International Technology Corp. (Technology Hardware & Equipment)	699,931
817,000	Fubon Financial Holding Co. Ltd. (Insurance)	1,155,221
1,073,000	Great Wall Enterprise Co. Ltd. (Food, Beverage & Tobacco)	1,484,566
164,000	International Games System Co. Ltd. (Media & Entertainment)	3,054,026
4,113,000	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)*	4,930,178
164,000	King’s Town Bank Co. Ltd. (Banks)	175,300
4,764,000	Lite-On Technology Corp. (Technology Hardware & Equipment)	7,403,014
835,000	Quanta Computer, Inc. (Technology Hardware & Equipment)	1,804,159
1,572,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)*	13,461,546
873,000	Simplo Technology Co. Ltd. (Technology Hardware & Equipment)	9,066,620
690,000	Sitronix Technology Corp. (Semiconductors & Semiconductor Equipment)	3,354,745
1,859,000	Standard Foods Corp. (Food, Beverage & Tobacco)	4,189,897
528,000	Synnex Technology International Corp. (Technology Hardware & Equipment)	704,665
1,342,000	Taiflex Scientific Co. Ltd. (Technology Hardware & Equipment)*	2,085,880
1,654,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	87,908,898
1,222,000	Taiwan Surface Mounting Technology Corp. (Semiconductors & Semiconductor Equipment)	3,665,518

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
43,000	Thinking Electronic Industrial Co. Ltd. (Technology Hardware & Equipment)	$120,845
21,000	Topco Scientific Co. Ltd. (Semiconductors & Semiconductor Equipment)	72,192
2,409,000	Tripod Technology Corp. (Technology Hardware & Equipment)	8,511,959
949,000	United Integrated Services Co. Ltd. (Capital Goods)	5,991,068
16,358,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	8,463,058
35,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	312,885
11,713,000	Wistron Corp. (Technology Hardware & Equipment)	10,983,777
227,000	Youngtek Electronics Corp. (Semiconductors & Semiconductor Equipment)	383,815

		204,668,465

Thailand – 1.7%
1,668,200	Advanced Info Service PCL (Telecommunication Services)	10,160,831
543,900	Charoen Pokphand Foods PCL (Food, Beverage & Tobacco)	450,547
726,700	Electricity Generating PCL (Utilities)	6,357,052
443,800	Kiatnakin Bank PCL (Banks)	571,943
269,800	SPCG PCL (Utilities)	144,032
5,132,700	Thanachart Capital PCL (Banks)	5,789,620
381,100	TTW PCL (Utilities)	157,512

		23,631,537

Turkey – 0.4%
363,374	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	2,877,566
367,460	Coca-Cola Icecek A/S (Food, Beverage & Tobacco)	1,943,965
41,062	Enerjisa Enerji A/S (Utilities)(b)	45,236
691,646	Enka Insaat ve Sanayi A/S (Capital Goods)	598,678

		5,465,445

United Arab Emirates – 0.1%
150,395	Abu Dhabi Islamic Bank PJSC (Banks)	146,190
483,002	Emaar Properties PJSC (Real Estate)	354,219
530,653	Emirates NBD Bank PJSC (Banks)	1,232,902

		1,733,311

Common Stocks – (continued)
United States – 0.1%
263,500	JBS SA (Food, Beverage & Tobacco)	1,155,196

TOTAL COMMON STOCKS
(Cost $1,302,045,937)		$1,370,580,098

Units	Description	Value

Right*(d) – 0.0%
Taiwan – 0.0%
30,639	Simplo Technology Co. Ltd. (Technology Hardware & Equipment)	$—
(Cost $0)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,302,045,937)		$1,370,580,098

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 0.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,348,900	0.233%	$2,348,900
(Cost $2,348,900)

TOTAL INVESTMENTS – 99.6%
(Cost $1,304,394,837)		$1,372,928,998

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		4,900,317

NET ASSETS – 100.0%		$1,377,829,315

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(e)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	—American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Australia – 8.6%
378,666	ASX Ltd. (Diversified Financials)	$19,965,353
3,150,347	Aurizon Holdings Ltd. (Transportation)	9,570,291
2,284,907	Beach Energy Ltd. (Energy)	2,227,214
438,043	BHP Group Ltd. (Materials)	8,942,346
1,126,582	BHP Group plc (Materials)	18,909,654
434,616	Brambles Ltd. (Commercial & Professional Services)	3,106,446
776,510	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	4,323,293
344,093	Commonwealth Bank of Australia (Banks)	13,900,150
49,560	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	9,878,665
1,716,219	Evolution Mining Ltd. (Materials)	5,588,935
1,762,302	Fortescue Metals Group Ltd. (Materials)	13,467,953
603,436	Genworth Mortgage Insurance Australia Ltd. (Banks)	834,224
1,411,532	Goodman Group (REIT)	12,022,350
1,465,135	Harvey Norman Holdings Ltd. (Retailing)(a)	2,628,771
189,692	IGO Ltd. (Materials)	575,464
196,344	Magellan Financial Group Ltd. (Diversified Financials)	6,431,570
1,506,447	QBE Insurance Group Ltd. (Insurance)	8,157,197
1,877,696	Regis Resources Ltd. (Materials)	5,369,028
281,203	Rio Tinto Ltd. (Materials)	15,848,935
208,251	Rio Tinto plc ADR (Materials)	9,619,114
1,667,707	Santos Ltd. (Energy)	5,302,973
330,602	Sonic Healthcare Ltd. (Health Care Equipment & Services)	5,838,513
282,957	Stockland (REIT)	525,425
772,378	Wesfarmers Ltd. (Retailing)	18,760,641
306,546	Westgold Resources Ltd. (Materials)*	402,718

		202,197,223

Belgium – 0.9%
10,162	Colruyt SA (Food & Staples Retailing)	609,025
9,439	D’ieteren SA/NV (Retailing)	473,030
32,442	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*	7,167,324
3,197	Groupe Bruxelles Lambert SA (Diversified Financials)*	255,747
129,013	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)*	11,822,625

		20,327,751

Cambodia – 0.0%
970,000	NagaCorp Ltd. (Consumer Services)	1,144,835

China – 0.8%
133,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	470,968

Common Stocks – (continued)
China – (continued)
542,700	ENN Energy Holdings Ltd. (Utilities)	6,117,566
4,523,500	Fosun International Ltd. (Capital Goods)	5,679,106
2,680,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	4,757,269
766,000	Towngas China Co. Ltd. (Utilities)*	385,051
1,393,000	Uni-President China Holdings Ltd. (Food, Beverage & Tobacco)	1,398,486

		18,808,446

Denmark – 2.6%
715,820	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	45,662,177
35,630	Novozymes A/S Class B (Materials)	1,747,888
164,137	Vestas Wind Systems A/S (Capital Goods)	14,094,964

		61,505,029

Finland – 0.7%
64,776	Fortum OYJ (Utilities)(a)	1,073,349
28,120	Kesko OYJ Class B (Food & Staples Retailing)	458,190
268,097	Neste OYJ (Energy)	9,467,992
1,620,294	Nokia OYJ (Technology Hardware & Equipment)	5,841,059

		16,840,590

France – 11.4%
79,214	Airbus SE (Capital Goods)*	5,015,716
426,753	BNP Paribas SA (Banks)	13,407,019
102,658	Bouygues SA (Capital Goods)*	3,158,601
193,764	Capgemini SE (Software & Services)	18,215,908
140,088	Carrefour SA (Food & Staples Retailing)	2,080,481
4,643	Christian Dior SE (Consumer Durables & Apparel)	1,806,608
18,622	Cie Generale des Etablissements Michelin SCA (Automobiles & Components)	1,799,279
345,419	Danone SA (Food, Beverage & Tobacco)	24,074,699
114,537	Eiffage SA (Capital Goods)	9,360,171
16,082	Gaztransport Et Technigaz SA (Energy)	1,165,898
25,987	Hermes International (Consumer Durables & Apparel)	18,998,332
288,440	Legrand SA (Capital Goods)	19,337,784
93,701	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	36,224,147
97,865	Peugeot SA (Automobiles & Components)	1,387,300
229,190	Publicis Groupe SA (Media & Entertainment)	6,765,454

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
54,984	Safran SA (Capital Goods)	$5,111,925
381,520	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	37,264,495
52,234	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	12,524,315
327,730	Schneider Electric SE (Capital Goods)*	30,286,317
325,423	SCOR SE (Insurance)	9,168,696
2,107	SEB SA (Consumer Durables & Apparel)	252,688
9,404	Sodexo SA (Consumer Services)	751,808
19,971	TOTAL SA (Energy)	708,819
144,259	Valeo SA (Automobiles & Components)	3,306,836
365,409	Vivendi SA (Media & Entertainment)	7,897,643

		270,070,939

Germany – 7.3%
95,242	1&1 Drillisch AG (Telecommunication Services)	2,216,111
9,860	Aurubis AG (Materials)	511,148
414,120	BASF SE (Materials)	21,193,217
6,873	Bechtle AG (Software & Services)	993,957
26,886	Beiersdorf AG (Household & Personal Products)	2,813,040
45,519	CANCOM SE (Software & Services)	2,317,415
150,943	Deutsche Boerse AG (Diversified Financials)	23,401,975
758,794	Deutsche Post AG (Registered) (Transportation)	22,541,642
692,362	Deutsche Telekom AG (Registered) (Telecommunication Services)	10,122,080
368,504	Evonik Industries AG (Materials)	9,065,360
92,397	Freenet AG (Telecommunication Services)	1,752,835
97,201	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	7,617,700
40,213	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,198,113
30,856	HelloFresh SE (Retailing)*	1,099,807
3,940	Henkel AG & Co. KGaA (Household & Personal Products)	307,136
191,466	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(b)	16,999,609
89,109	Nemetschek SE (Software & Services)	5,606,286
488,486	Schaeffler AG (Preference) (Automobiles & Components)(b)	3,298,469
209,994	Siemens AG (Registered) (Capital Goods)	19,378,910
75,682	Siltronic AG (Semiconductors & Semiconductor Equipment)	6,479,136
116,570	Software AG (Software & Services)	4,139,270
17,390	Symrise AG (Materials)	1,761,775
30,801	Talanx AG (Insurance)	1,093,832

Common Stocks – (continued)
Germany – (continued)
48,318	United Internet AG (Registered) (Telecommunication Services)	1,662,553
2,086	Volkswagen AG (Automobiles & Components)	308,402
19,568	Volkswagen AG (Preference) (Automobiles & Components)(b)	2,722,521

		172,602,299

Hong Kong – 1.3%
115,000	CLP Holdings Ltd. (Utilities)	1,230,974
467,000	Hang Lung Properties Ltd. (Real Estate)	999,010
369,600	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	11,850,176
192,000	Link REIT (REIT)	1,711,536
41,000	Power Assets Holdings Ltd. (Utilities)	274,711
347,000	Sun Hung Kai Properties Ltd. (Real Estate)	4,744,819
7,738,000	WH Group Ltd. (Food, Beverage & Tobacco)(c)	7,380,143
1,204,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)	1,394,421
531,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	847,029

		30,432,819

Ireland – 0.1%
321,069	Greencore Group plc (Food, Beverage & Tobacco)	735,335
26,799	Smurfit Kappa Group plc (Materials)	839,512

		1,574,847

Israel – 0.1%
216,088	Plus500 Ltd. (Diversified Financials)	3,386,811

Italy – 3.6%
5,794,723	A2A SpA (Utilities)	7,899,418
323,747	Azimut Holding SpA (Diversified Financials)	5,517,206
249,815	Banca Generali SpA (Diversified Financials)	6,210,533
13,661	Buzzi Unicem SpA (Materials)	268,015
35,862	DiaSorin SpA (Health Care Equipment & Services)	6,115,253
258,081	Eni SpA (Energy)	2,458,566
63,268	Ferrari NV (Automobiles & Components)	9,888,497
1,717,801	Hera SpA (Utilities)	6,358,860
12,139,099	Intesa Sanpaolo SpA (Banks)	18,955,252
306,675	Iren SpA (Utilities)	756,221
273,604	Italgas SpA (Utilities)	1,532,955
1,305,858	Mediobanca Banca di Credito Finanziario SpA (Banks)	7,591,619

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
784,236	Poste Italiane SpA (Insurance)(c)	$6,671,418
213,995	Prysmian SpA (Capital Goods)	4,037,660
7,000	Reply SpA (Software & Services)	490,027

		84,751,500

Japan – 23.4%
234,200	AEON Financial Service Co. Ltd. (Diversified Financials)	2,435,506
142,300	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	2,534,474
1,356,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	22,438,666
251,700	Benesse Holdings, Inc. (Consumer Services)	7,167,763
263,900	Bridgestone Corp. (Automobiles & Components)	8,214,498
252,100	Chubu Electric Power Co., Inc. (Utilities)	3,409,395
133,500	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	15,913,430
725,900	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	15,304,967
38,200	Daito Trust Construction Co. Ltd. (Real Estate)	3,632,264
672,400	Daiwa House Industry Co. Ltd. (Real Estate)	17,038,837
39,500	DCM Holdings Co. Ltd. (Retailing)	385,960
936,400	DeNA Co. Ltd. (Media & Entertainment)	11,527,171
218,400	Dentsu Group, Inc. (Media & Entertainment)	4,561,035
9,000	Dowa Holdings Co. Ltd. (Materials)	248,923
12,400	Ebara Corp. (Capital Goods)	273,376
63,700	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,446,958
57,000	Electric Power Development Co. Ltd. (Utilities)	1,140,806
189,500	FamilyMart Co. Ltd. (Food & Staples Retailing)	3,213,471
25,200	Fancl Corp. (Household & Personal Products)	604,125
219,900	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	10,474,400
226,100	Fujitsu Ltd. (Software & Services)	21,965,268
119,300	Hitachi Ltd. (Technology Hardware & Equipment)	3,540,755
30,100	House Foods Group, Inc. (Food, Beverage & Tobacco)	947,997
326,700	Ibiden Co. Ltd. (Technology Hardware & Equipment)	8,350,461
220,300	Isuzu Motors Ltd. (Automobiles & Components)	1,674,182

Common Stocks – (continued)
Japan – (continued)
17,600	Izumi Co. Ltd. (Retailing)	515,196
18,200	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,001,755
29,400	Kamigumi Co. Ltd. (Transportation)	517,601
128,400	Kansai Electric Power Co., Inc. (The) (Utilities)	1,315,736
525,800	KDDI Corp. (Telecommunication Services)	15,229,426
492,400	Konami Holdings Corp. (Media & Entertainment)	15,460,989
179,500	K’s Holdings Corp. (Retailing)	1,955,577
18,000	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	374,055
44,300	Lion Corp. (Household & Personal Products)	931,288
1,075,100	LIXIL Group Corp. (Capital Goods)	12,896,603
135,400	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	4,660,283
563,900	Mazda Motor Corp. (Automobiles & Components)	3,187,926
274,400	Mitsubishi Heavy Industries Ltd. (Capital Goods)	7,036,613
152,800	Mitsubishi Materials Corp. (Materials)	3,129,705
602,100	Mizuho Financial Group, Inc. (Banks)	701,097
130,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	3,745,312
308,300	Nexon Co. Ltd. (Media & Entertainment)	4,977,809
46,400	NGK Insulators Ltd. (Capital Goods)	607,043
33,600	Nihon Unisys Ltd. (Software & Services)	971,742
426,500	Nikon Corp. (Consumer Durables & Apparel)	3,967,227
526,400	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	11,988,042
995,900	Nippon Yusen KK (Transportation)	13,109,550
7,700	Nissan Chemical Corp. (Materials)	295,439
54,700	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	849,933
2,800	Nitori Holdings Co. Ltd. (Retailing)	429,172
161,000	Nitto Denko Corp. (Materials)	8,042,504
55,100	NOK Corp. (Automobiles & Components)	641,687
475,100	Nomura Holdings, Inc. (Diversified Financials)	1,971,484
643,600	Nomura Research Institute Ltd. (Software & Services)	15,755,987
1,255,800	NTT Data Corp. (Software & Services)	12,814,407
434,400	NTT DOCOMO, Inc. (Telecommunication Services)	12,802,299

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
104,600	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$2,520,055
1,259,300	ORIX Corp. (Diversified Financials)	14,818,812
566,900	Osaka Gas Co. Ltd. (Utilities)	10,556,706
28,700	Otsuka Corp. (Software & Services)	1,299,470
291,700	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	11,464,996
244,200	Panasonic Corp. (Consumer Durables & Apparel)	1,861,534
18,500	Rohto Pharmaceutical Co. Ltd. (Household & Personal Products)	538,268
34,000	SAMTY Co. Ltd. (Real Estate)	439,853
16,400	Sankyo Co. Ltd. (Consumer Durables & Apparel)	450,287
65,400	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,157,686
34,500	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,883,849
164,500	Secom Co. Ltd. (Commercial & Professional Services)	13,689,577
1,474,800	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	17,864,004
56,500	Seiko Epson Corp. (Technology Hardware & Equipment)	641,590
26,000	Seino Holdings Co. Ltd. (Transportation)	309,532
189,300	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	2,399,207
82,400	Sekisui House Ltd. (Consumer Durables & Apparel)	1,413,548
560,700	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	18,568,731
368,700	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	20,362,388
418,900	SoftBank Group Corp. (Telecommunication Services)	17,955,159
521,000	Subaru Corp. (Automobiles & Components)	10,427,558
124,800	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	7,525,693
96,600	Sumitomo Realty & Development Co. Ltd. (Real Estate)	2,587,194
210,400	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	2,042,256
79,300	Sundrug Co. Ltd. (Food & Staples Retailing)	2,715,111
651,000	TIS, Inc. (Software & Services)	12,414,170
132,500	Tokio Marine Holdings, Inc. (Insurance)	6,216,336
75,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	16,016,173

Common Stocks – (continued)
Japan – (continued)
813,200	Toppan Printing Co. Ltd. (Commercial & Professional Services)	12,080,183
24,500	Tosoh Corp. (Materials)	299,433
19,400	Unicharm Corp. (Household & Personal Products)	714,959
1,130,900	Yamada Denki Co. Ltd. (Retailing)	5,362,901
34,300	Yokohama Rubber Co. Ltd. (The) (Automobiles & Components)	436,259

		552,361,653

Luxembourg – 0.1%
4,910	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	2,716,069

Macau – 0.1%
148,400	Sands China Ltd. (Consumer Services)	600,797
1,336,000	SJM Holdings Ltd. (Consumer Services)	1,319,090

		1,919,887

Netherlands – 5.8%
122,486	ASM International NV (Semiconductors & Semiconductor Equipment)	13,483,030
74,215	ASML Holding NV (Semiconductors & Semiconductor Equipment)	21,677,126
322,076	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)*	13,329,382
44,686	Euronext NV (Diversified Financials)(c)	3,751,570
632,645	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	15,360,851
83,985	Koninklijke DSM NV (Materials)	10,293,362
49,009	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	4,879,826
765,905	Royal Dutch Shell plc Class A (Energy)	12,801,678
196,028	Royal Dutch Shell plc Class B (Energy)	3,138,144
239,053	Royal Dutch Shell plc Class B ADR (Energy)	7,642,525
553,549	Signify NV (Capital Goods)(c)	11,268,244
261,988	Wolters Kluwer NV (Commercial & Professional Services)	19,270,122

		136,895,860

New Zealand – 0.2%
269,869	a2 Milk Co. Ltd. (Food, Beverage & Tobacco)*	3,211,964

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
New Zealand – (continued)
89,720	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	$1,498,929

		4,710,893

Norway – 2.2%
138,253	Austevoll Seafood ASA (Food, Beverage & Tobacco)	1,076,967
1,416,983	DNB ASA (Banks)	17,156,702
26,545	Grieg Seafood ASA (Food, Beverage & Tobacco)	260,334
1,068,058	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	5,672,142
1,639,623	Orkla ASA (Food, Beverage & Tobacco)	14,810,518
153,893	Salmar ASA (Food, Beverage & Tobacco)	5,997,673
183,990	Yara International ASA (Materials)(a)	6,249,120

		51,223,456

Singapore – 0.9%
327,100	AIMS APAC REIT (REIT)	265,403
791,100	Frasers Logistics & Industrial Trust (REIT)	592,079
2,242,300	Singapore Exchange Ltd. (Diversified Financials)	15,290,478
217,600	Singapore Telecommunications Ltd. (Telecommunication Services)	434,817
96,200	Venture Corp. Ltd. (Technology Hardware & Equipment)	1,075,101
1,585,800	Wilmar International Ltd. (Food, Beverage & Tobacco)	3,993,493

		21,651,371

South Africa – 0.2%
233,578	Anglo American plc (Materials)	4,154,200

Spain – 1.3%
477,649	ACS Actividades de Construccion y Servicios SA (Capital Goods)	11,944,297
15,361	Aena SME SA (Transportation)*(c)	1,944,479
39,057	Almirall SA (Pharmaceuticals, Biotechnology & Life Sciences)	503,683
2,389,986	Banco Santander SA (Banks)	5,340,161
216,323	Cellnex Telecom SA (Telecommunication Services)(c)	11,314,729
53,048	Solaria Energia y Medio Ambiente SA (Utilities)*	541,269

		31,588,618

Sweden – 4.3%
389,838	Boliden AB (Materials)(a)	7,858,123
166,245	Cloetta AB Class B (Food, Beverage & Tobacco)*	382,828
281,806	Electrolux ABSeries B (Consumer Durables & Apparel)	3,853,379

Common Stocks – (continued)
Sweden – (continued)
571,543	Essity AB Class B (Household & Personal Products)*	18,514,208
265,343	Getinge AB Class B (Health Care Equipment & Services)	5,085,909
33,244	Investor AB Class A (Diversified Financials)	1,640,046
360,223	Investor AB Class B (Diversified Financials)	17,902,436
389,283	Kinnevik AB Class B (Diversified Financials)	8,000,921
545,012	Sandvik AB (Capital Goods)*	8,384,150
23,443	SKF AB Class B (Capital Goods)	370,016
283,485	Swedish Match AB (Food, Beverage & Tobacco)	17,518,374
3,263,609	Telia Co. AB (Telecommunication Services)(a)	11,347,454

		100,857,844

Switzerland – 9.9%
6,862	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,621,010
706,254	Nestle SA (Registered) (Food, Beverage & Tobacco)	74,799,383
489,273	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	41,753,810
184,779	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	63,992,743
60,588	Sonova Holding AG (Registered) (Health Care Equipment & Services)	10,943,025
433,205	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	11,152,644
44,355	Swiss Life Holding AG (Registered) (Insurance)	15,729,324
21,054	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	6,778,172
18,072	Zurich Insurance Group AG (Insurance)	5,729,806

		232,499,917

United Kingdom – 12.2%
1,324,297	3i Group plc (Diversified Financials)	13,009,716
398,344	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	20,825,424
4,100,455	Aviva plc (Insurance)	12,400,304
948,056	Barratt Developments plc (Consumer Durables & Apparel)	6,180,717
733,193	boohoo Group plc (Retailing)*	2,979,277
235,661	BP plc ADR (Energy)	5,608,732
386,003	British American Tobacco plc (Food, Beverage & Tobacco)	14,878,196

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,309,537	BT Group plc (Telecommunication Services)	$1,908,680
557,000	CK Hutchison Holdings Ltd. (Capital Goods)	4,128,583
56,444	Compass Group plc (Consumer Services)	949,806
511,525	ConvaTec Group plc (Health Care Equipment & Services)(c)	1,366,245
15,154	Croda International plc (Materials)	929,239
749,486	Diageo plc (Food, Beverage & Tobacco)	25,804,693
91,850	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	2,884,539
2,639,882	Direct Line Insurance Group plc (Insurance)	8,994,182
593,731	Experian plc (Commercial & Professional Services)	17,829,962
284,486	Fiat Chrysler Automobiles NV (Automobiles & Components)	2,467,617
138,306	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(d)	5,818,533
343,720	Great Portland Estates plc (REIT)	2,927,566
92,792	Greggs plc (Consumer Services)	2,134,326
413,363	Halma plc (Technology Hardware & Equipment)	10,867,475
1,569,258	HSBC Holdings plc (Banks)	8,065,928
91,437	IG Group Holdings plc (Diversified Financials)	866,662
939,844	Imperial Brands plc (Food, Beverage & Tobacco)	19,772,884
79,667	Intertek Group plc (Commercial & Professional Services)	4,754,468
254,729	Legal & General Group plc (Insurance)	654,909
6,855,231	Lloyds Banking Group plc (Banks)	2,773,682
101,802	London Stock Exchange Group plc (Diversified Financials)	9,528,348
71,398	Micro Focus International plc (Software & Services)	423,304
230,734	Mondi plc (Materials)	4,074,604
358,823	Moneysupermarket.com Group plc (Retailing)	1,429,653
882,453	National Grid plc (Utilities)	10,341,250
33,715	Reckitt Benckiser Group plc (Household & Personal Products)	2,808,452
673,087	RELX plc (Commercial & Professional Services)	15,186,059
561,454	Rentokil Initial plc (Commercial & Professional Services)	3,340,435
45,024	Sage Group plc (The) (Software & Services)	362,105
187,983	Segro plc (REIT)	1,970,350
92,223	Severn Trent plc (Utilities)	2,767,385
195,461	Smith & Nephew plc (Health Care Equipment & Services)	3,824,996
601,257	SSE plc (Utilities)	9,430,943

Common Stocks – (continued)
United Kingdom – (continued)
3,888,614	Taylor Wimpey plc (Consumer Durables & Apparel)	7,181,653
236,997	Unilever plc ADR (Household & Personal Products)(a)(d)	12,293,034
39,489	Vistry Group plc (Consumer Durables & Apparel)	401,033
19,313	Vodafone Group plc ADR (Telecommunication Services)	273,086

		287,419,035

United States – 0.6%
184,658	Carnival plc ADR (Consumer Services)	2,570,440
251,165	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	10,459,088

		13,029,528

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $2,381,371,400)		$2,324,671,420

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 1.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
28,790,720	0.233%	$28,790,720
(Cost $28,790,720)

TOTAL INVESTMENTS – 99.8%
(Cost $2,410,162,120)		$2,353,462,140

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		5,413,074

NET ASSETS – 100.0%		$2,358,875,214

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Hang Seng Index	11	05/28/2020	$1,738,291	$24,967
SPI 200 Index	36	06/18/2020	3,249,127	332,791

Total Futures Contracts				$357,758

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Australia – 7.6%
4,296,141	Austal Ltd. (Capital Goods)	$9,323,299
11,047,383	Beach Energy Ltd. (Energy)	10,768,442
73,479	Bingo Industries Ltd. (Commercial & Professional Services)	111,284
710,630	Breville Group Ltd. (Consumer Durables & Apparel)	8,041,653
2,383,849	BWP Trust (REIT)	5,447,747
107,371	Centuria Industrial REIT (REIT)	184,139
3,726,774	Charter Hall Group (REIT)	18,416,035
5,472,139	Evolution Mining Ltd. (Materials)	17,820,236
5,420,902	Genworth Mortgage Insurance Australia Ltd. (Banks)	7,494,165
940,007	Gold Road Resources Ltd. (Materials)*	959,887
157,899	Hansen Technologies Ltd. (Software & Services)	287,122
18,712	IDP Education Ltd. (Consumer Services)	177,375
5,256,586	IGO Ltd. (Materials)	15,946,778
214,167	Integrated Research Ltd. (Software & Services)	436,407
4,623,247	IPH Ltd. (Commercial & Professional Services)	22,112,476
612,864	Kogan.com Ltd. (Retailing)(a)	3,161,966
134,807	Megaport Ltd. (Software & Services)*	1,037,379
218,813	Mineral Resources Ltd. (Materials)	2,358,333
281,876	National Storage REIT (REIT)	316,598
688,715	Orora Ltd. (Materials)	1,144,550
311,797	Perpetual Ltd. (Diversified Financials)	6,060,901
8,771,819	Perseus Mining Ltd. (Materials)*	5,301,123
1,004,422	Pro Medicus Ltd. (Health Care Equipment & Services)	16,905,818
3,446,668	Ramelius Resources Ltd. (Materials)	2,928,697
9,520,110	Regis Resources Ltd. (Materials)	27,221,521
691,797	Rural Funds Group (REIT)	873,570
1,938,773	Saracen Mineral Holdings Ltd. (Materials)*	5,317,271
1,417,949	Select Harvests Ltd. (Food, Beverage & Tobacco)	6,665,147
87,901	Service Stream Ltd. (Capital Goods)	111,842
5,766,663	Silver Lake Resources Ltd. (Materials)*	7,122,595
299,408	SmartGroup Corp. Ltd. (Commercial & Professional Services)	1,046,569
63,560	Webjet Ltd. (Retailing)	124,622
2,849,968	Westgold Resources Ltd. (Materials)*	3,744,082

		208,969,629

Common Stocks – (continued)
Austria – 0.8%
55,790	AT&S Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)	961,605
25,268	CA Immobilien Anlagen AG (Real Estate)	802,192
44,863	EVN AG (Utilities)	701,035
139,708	IMMOFINANZ AG (Real Estate)*	2,579,809
39,161	Oesterreichische Post AG (Transportation)*	1,475,806
32,063	S IMMO AG (Real Estate)	595,911
117,191	Telekom Austria AG (Telecommunication Services)	824,480
521,071	UNIQA Insurance Group AG (Insurance)	3,513,070
616,061	Wienerberger AG (Materials)	11,538,406
29,414	Zumtobel Group AG (Capital Goods)*	190,004

		23,182,318

Belgium – 1.0%
56,925	Bekaert SA (Materials)	1,203,441
286,365	bpost SA (Transportation)	1,998,131
197,853	D’ieteren SA/NV (Retailing)	9,915,288
54,849	Gimv NV (Diversified Financials)	3,013,393
13,315	Ion Beam Applications (Health Care Equipment & Services)*	110,456
164,247	KBC Ancora (Diversified Financials)	5,767,098
3,326	Melexis NV (Semiconductors & Semiconductor Equipment)	202,298
3,168	Montea C.V.A (REIT)*	278,449
144,520	Orange Belgium SA (Telecommunication Services)	2,404,040
3,666	Tessenderlo Group SA (Materials)*	102,365
107,037	Warehouses De Pauw CV (REIT)*	2,936,407

		27,931,366

China – 0.3%
17,686,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	6,544,452
1,736,000	FIH Mobile Ltd. (Technology Hardware & Equipment)*	194,023
2,050,000	SITC International Holdings Co. Ltd. (Transportation)	2,025,116

		8,763,591

Denmark – 0.2%
35,975	D/S Norden A/S (Transportation)*	505,629
105,370	Per Aarsleff Holding A/S (Capital Goods)	3,093,775
225,410	Scandinavian Tobacco Group A/S (Food, Beverage & Tobacco)(b)	2,590,384

		6,189,788

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Finland – 1.0%
861,280	Kesko OYJ Class B (Food & Staples Retailing)	$14,033,789
352,567	Uponor OYJ (Capital Goods)	3,953,313
421,792	Valmet OYJ (Capital Goods)	9,645,998

		27,633,100

France – 2.2%
7,505	Akka Technologies (Commercial & Professional Services)	238,891
8,206	Albioma SA (Utilities)	271,782
16,664	Beneteau SA (Consumer Durables & Apparel)	105,516
21,192	Carmila SA (REIT)	272,269
1,261,631	Coface SA (Insurance)	7,420,506
446,687	Derichebourg SA (Commercial & Professional Services)	1,253,406
4,994	Devoteam SA (Software & Services)	380,133
64,881	Elior Group SA (Consumer Services)(b)	428,524
304,886	Elis SA (Commercial & Professional Services)	3,758,055
67,158	Gaztransport Et Technigaz SA (Energy)	4,868,760
49,371	Innate Pharma SA (Pharmaceuticals, Biotechnology & Life Sciences)*	347,403
82,182	Kaufman & Broad SA (Consumer Durables & Apparel)	2,970,016
69,821	Maisons du Monde SA (Retailing)(b)	628,131
16,391	Nexans SA (Capital Goods)	583,818
340,666	Quadient (Technology Hardware & Equipment)	4,704,528
1,997,549	Rexel SA (Capital Goods)	18,656,682
176,436	Societe BIC SA (Commercial & Professional Services)	8,825,851
43,372	Sopra Steria Group (Software & Services)	5,135,274
2,413	Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)*	475,831

		61,325,376

Germany – 6.5%
137,385	ADVA Optical Networking SE (Technology Hardware & Equipment)*	898,703
1,309,342	alstria office REIT-AG (REIT)	19,626,649
103,127	Aurubis AG (Materials)	5,346,161
147,197	Bechtle AG (Software & Services)	21,287,283
325,951	CANCOM SE (Software & Services)	16,594,469
11,239	CropEnergies AG (Energy)	88,720
914,128	Deutsche Pfandbriefbank AG (Banks)(b)	6,718,954
1,190,443	Deutz AG (Capital Goods)	4,575,740
42,878	Eckert & Ziegler Strahlen- und Medizintechnik AG (Health Care Equipment & Services)	6,170,690

Common Stocks – (continued)
Germany – (continued)
12,880	Elmos Semiconductor AG (Semiconductors & Semiconductor Equipment)	256,549
967,979	Freenet AG (Telecommunication Services)	18,363,227
405,136	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	32,220,192
188,689	Hamburger Hafen und Logistik AG (Transportation)	3,070,082
83,345	HelloFresh SE (Retailing)*	2,970,685
4,094	Indus Holding AG (Capital Goods)	126,010
579,981	Jungheinrich AG (Preference) (Capital Goods)(c)	10,473,534
951	MBB SE (Capital Goods)	67,172
33,820	Nemetschek SE (Software & Services)	2,127,783
18,754	New Work SE (Media & Entertainment)	4,457,283
24,332	Rheinmetall AG (Capital Goods)	1,646,771
37,333	Rocket Internet SE (Retailing)*(b)	785,321
105,043	Siltronic AG (Semiconductors & Semiconductor Equipment)	8,992,732
215,257	Software AG (Software & Services)	7,643,535
2,140	STO SE & Co. KGaA (Preference) (Materials)(c)	215,751
388,329	Takkt AG (Retailing)	3,155,300

		177,879,296

Guernsey – 0.0%
115,865	Picton Property Income Ltd. (The) (REIT)	99,963
311,801	UK Commercial Property REIT Ltd. (REIT)	265,567

		365,530

Hong Kong – 1.0%
130,000	Cafe de Coral Holdings Ltd. (Consumer Services)	268,185
125,000	Hang Lung Group Ltd. (Real Estate)	285,508
2,372,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	409,942
988,000	Hysan Development Co. Ltd. (Real Estate)	3,296,125
3,972,000	K Wah International Holdings Ltd. (Real Estate)	1,820,077
5,029,000	Melco International Development Ltd. (Consumer Services)	9,400,784
424,000	Nissin Foods Co. Ltd. (Food, Beverage & Tobacco)	348,469
9,638,000	Shun Tak Holdings Ltd. (Capital Goods)	3,370,836
653,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	268,399
370,000	Sunlight REIT (REIT)	190,611

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
2,926,000	United Laboratories International Holdings Ltd. (The) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	$2,527,396
11,401,000	Value Partners Group Ltd. (Diversified Financials)	4,525,209

		26,711,541

Ireland – 0.2%
67,195	Glanbia plc (Food, Beverage & Tobacco)	715,111
1,923,846	Greencore Group plc (Food, Beverage & Tobacco)	4,406,126
716,218	Hibernia REIT plc (REIT)	931,639

		6,052,876

Israel – 0.9%
3,010	AFI Properties Ltd. (Real Estate)*	91,598
720,528	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)*	514,091
1,038	Big Shopping Centers Ltd. (Real Estate)	83,038
2,054	Blue Square Real Estate Ltd. (Real Estate)	94,372
25,787	Cellcom Israel Ltd. (Telecommunication Services)*	94,956
244	Electra Ltd. (Capital Goods)	111,920
1,204	Fattal Holdings 1998 Ltd. (Consumer Services)	82,482
73,166	Gazit-Globe Ltd. (Real Estate)	541,713
1,784	Hilan Ltd. (Software & Services)*	70,332
15,375	Melisron Ltd. (Real Estate)	618,856
212,549	Mivne Real Estate KD Ltd. (Real Estate)*	456,565
1,372,623	Plus500 Ltd. (Diversified Financials)	21,513,527
1,133	Property & Building Corp. Ltd. (Real Estate)	83,643
8,948	Sapiens International Corp. NV (Software & Services)	223,237
16,858	Summit Real Estate Holdings Ltd. (Real Estate)	210,593

		24,790,923

Italy – 4.6%
10,853,195	A2A SpA (Utilities)	14,795,172
45,519	ACEA SpA (Utilities)	760,831
30,394	Ascopiave SpA (Utilities)	111,269
368,475	ASTM SpA (Transportation)	7,206,266
684,277	Azimut Holding SpA (Diversified Financials)	11,661,258
883,088	Banca Generali SpA (Diversified Financials)	21,954,034
540,669	Buzzi Unicem SpA (Materials)	10,607,399
316,363	Cerved Group SpA (Diversified Financials)	2,155,217

Common Stocks – (continued)
Italy – (continued)
23,593	De’ Longhi SpA (Consumer Durables & Apparel)	426,425
138,209	DiaSorin SpA (Health Care Equipment & Services)	23,567,648
360,347	Falck Renewables SpA (Utilities)	1,771,113
2,259,177	Hera SpA (Utilities)	8,362,895
2,858,816	Iren SpA (Utilities)	7,049,467
1,980,020	Italgas SpA (Utilities)	11,093,703
7,105	MARR SpA (Food & Staples Retailing)	93,607
74,426	Piaggio & C SpA (Automobiles & Components)	170,632
44,633	Reply SpA (Software & Services)	3,124,480
68,914	Saras SpA (Energy)	65,080
78,774	Tinexta Spa (Commercial & Professional Services)	1,047,979
104,917	Unipol Gruppo SpA (Insurance)	362,005

		126,386,480

Japan – 33.6%
127,800	ADEKA Corp. (Materials)	1,604,805
100	Advance Residence Investment Corp. (REIT)	306,826
1,400	Ain Holdings, Inc. (Food & Staples Retailing)	78,532
49,400	Alpen Co. Ltd. (Retailing)	757,523
158,100	AOKI Holdings, Inc. (Retailing)	960,531
8,600	Arata Corp. (Retailing)	355,183
185,300	Arcland Sakamoto Co. Ltd. (Retailing)	1,766,968
33,400	Argo Graphics, Inc. (Software & Services)	1,046,096
121,400	Asahi Holdings, Inc. (Materials)	2,743,154
46,400	ASKUL Corp. (Retailing)	1,324,774
155,500	Autobacs Seven Co. Ltd. (Retailing)	1,815,850
169,100	BayCurrent Consulting, Inc. (Commercial & Professional Services)	9,582,667
11,600	BML, Inc. (Health Care Equipment & Services)	297,583
660,800	Bunka Shutter Co. Ltd. (Capital Goods)	4,824,219
175,100	Central Glass Co. Ltd. (Capital Goods)	3,000,921
18,800	Chiyoda Integre Co. Ltd. (Capital Goods)	306,048
128,700	cocokara fine, Inc. (Food & Staples Retailing)	6,069,650
234,500	Computer Engineering & Consulting Ltd. (Software & Services)	3,587,494
46,600	CONEXIO Corp. (Technology Hardware & Equipment)	626,758
15,700	Create SD Holdings Co. Ltd. (Food & Staples Retailing)	447,344
39,200	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	1,325,337

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
267,000	Daiichikosho Co. Ltd. (Media & Entertainment)	$8,013,796
118,900	Daiseki Co. Ltd. (Commercial & Professional Services)	2,626,801
1,974,900	DCM Holdings Co. Ltd. (Retailing)	19,297,023
71,500	Demae-Can Co. Ltd. (Retailing)	953,414
2,285,100	DeNA Co. Ltd. (Media & Entertainment)	28,129,793
230,300	Dexerials Corp. (Technology Hardware & Equipment)	1,512,251
19,400	Doshisha Co. Ltd. (Retailing)	238,685
95,100	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	1,439,225
13,200	Dowa Holdings Co. Ltd. (Materials)	365,086
543,100	DTS Corp. (Software & Services)	10,408,982
2,700	Duskin Co. Ltd. (Commercial & Professional Services)	69,771
17,100	Earth Corp. (Household & Personal Products)	991,872
23,600	Ebara Corp. (Capital Goods)	520,297
674,400	EDION Corp. (Retailing)	5,862,066
305,300	EPS Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	3,175,181
39,500	Ezaki Glico Co. Ltd. (Food, Beverage & Tobacco)	1,734,841
23,600	FAN Communications, Inc. (Media & Entertainment)	99,164
55,500	Fancl Corp. (Household & Personal Products)	1,330,514
562,600	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	13,125,294
105,300	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	2,815,273
9,700	Fujicco Co. Ltd. (Food, Beverage & Tobacco)	174,359
1,027	Fukuoka REIT Corp. (REIT)	1,032,918
57,000	Fuyo General Lease Co. Ltd. (Diversified Financials)	2,849,959
541,200	Glory Ltd. (Capital Goods)	12,163,051
437,000	Goldcrest Co. Ltd. (Real Estate)	6,592,171
2,170,100	Gree, Inc. (Media & Entertainment)	8,531,323
805,500	Hachijuni Bank Ltd. (The) (Banks)	2,876,322
48,700	Hamakyorex Co. Ltd. (Transportation)	1,331,205
12,207	Heiwa Real Estate REIT, Inc. (REIT)	10,766,485
13,600	HIS Co. Ltd. (Consumer Services)	179,073
277,700	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	8,683,488
1,929,100	Hokuetsu Corp. (Materials)	7,618,123
462	Hoshino Resorts REIT, Inc. (REIT)	1,571,215
91,800	House Foods Group, Inc. (Food, Beverage & Tobacco)	2,891,232
861,700	Ibiden Co. Ltd. (Technology Hardware & Equipment)	22,025,075

Common Stocks – (continued)
Japan – (continued)
11,305	Ichigo Office REIT Investment Corp. (REIT)	7,126,756
87,900	Inabata & Co. Ltd. (Capital Goods)	974,954
326,600	Ines Corp. (Software & Services)	4,282,314
6,300	Infocom Corp. (Software & Services)	150,854
34,803	Invincible Investment Corp. (REIT)	8,904,767
43,500	Itochu Enex Co. Ltd. (Energy)	322,978
99,100	Izumi Co. Ltd. (Retailing)	2,900,903
407,900	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	5,291,568
828,700	Japan Lifeline Co. Ltd. (Health Care Equipment & Services)	9,745,572
4,065,900	JVCKenwood Corp. (Consumer Durables & Apparel)	6,462,579
9,100	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	164,554
116,300	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,401,322
1,410,100	Kandenko Co. Ltd. (Capital Goods)	11,799,793
42,100	Kanematsu Electronics Ltd. (Software & Services)	1,427,675
10,144	Kenedix Retail REIT Corp. (REIT)	15,902,072
318,800	Kenedix, Inc. (Real Estate)	1,440,629
86,700	Kinden Corp. (Capital Goods)	1,395,098
887,400	Kitz Corp. (Capital Goods)	5,443,437
524,200	KLab, Inc. (Media & Entertainment)*(a)	3,547,554
29,500	Koei Tecmo Holdings Co. Ltd. (Media & Entertainment)	776,027
529,100	Kohnan Shoji Co. Ltd. (Retailing)	12,280,247
973,800	Kokuyo Co. Ltd. (Commercial & Professional Services)	11,905,468
73,300	Komeri Co. Ltd. (Retailing)	1,423,739
45,900	Konoike Transport Co. Ltd. (Transportation)	494,800
2,050,800	K’s Holdings Corp. (Retailing)	22,342,599
209,500	Kureha Corp. (Materials)	8,449,702
178,600	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	2,083,052
462,500	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	9,611,124
392,700	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	5,345,589
278,500	Mandom Corp. (Household & Personal Products)	5,351,848
31,400	Marvelous, Inc. (Media & Entertainment)	156,515
799,100	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	27,503,929
12,333	MCUBS MidCity Investment Corp. (REIT)	8,559,939

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
21,100	Megmilk Snow Brand Co. Ltd. (Food, Beverage & Tobacco)	$481,430
326,100	Meiko Network Japan Co. Ltd. (Consumer Services)	2,369,327
472,700	Mirait Holdings Corp. (Capital Goods)	6,106,236
101,600	Mitsubishi Logistics Corp. (Transportation)	2,243,246
87,800	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	1,098,882
39,100	Mitsubishi Research Institute, Inc. (Software & Services)	1,324,937
136,400	Mitsui Mining & Smelting Co. Ltd. (Materials)	2,544,845
162,800	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	3,248,079
155,200	Mixi, Inc. (Media & Entertainment)	2,677,845
610	Mori Trust Hotel Reit, Inc. (REIT)	469,648
102,100	Morinaga Milk Industry Co. Ltd. (Food, Beverage & Tobacco)	3,957,197
69,700	Nagase & Co. Ltd. (Capital Goods)	838,397
521,200	NEC Networks & System Integration Corp. (Software & Services)	22,428,183
73,800	Nichiha Corp. (Capital Goods)	1,348,097
990,200	Nichi-iko Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,874,421
200,600	Nihon Chouzai Co. Ltd. (Food & Staples Retailing)	3,318,512
495,400	Nihon Unisys Ltd. (Software & Services)	14,327,412
156,000	Nikkiso Co. Ltd. (Capital Goods)	1,213,831
406,700	Nikkon Holdings Co. Ltd. (Transportation)	7,897,096
408,100	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	5,945,093
423,300	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	6,663,672
33,500	Nippon Kayaku Co. Ltd. (Materials)	324,078
12,049,200	Nippon Light Metal Holdings Co. Ltd. (Materials)	18,976,504
497	NIPPON REIT Investment Corp. (REIT)	1,480,353
888,100	Nippon Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	3,951,569
36,700	Nishio Rent All Co. Ltd. (Capital Goods)	755,688
383,200	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	12,601,889
54,300	Nitto Kogyo Corp. (Capital Goods)	914,775
6,400	Noevir Holdings Co. Ltd. (Household & Personal Products)	299,802

Common Stocks – (continued)
Japan – (continued)
102,300	Nojima Corp. (Retailing)	1,773,167
194,500	Nomura Co. Ltd. (Commercial & Professional Services)	1,473,399
29,900	Noritake Co. Ltd. (Capital Goods)	979,244
520,100	NSD Co. Ltd. (Software & Services)	7,364,770
83,500	OBIC Business Consultants Co. Ltd. (Software & Services)	3,733,638
5,500	Ohsho Food Service Corp. (Consumer Services)	292,605
13,600	Okamura Corp. (Commercial & Professional Services)	98,288
187,500	Oki Electric Industry Co. Ltd. (Technology Hardware & Equipment)	1,803,567
336,450	Okinawa Electric Power Co., Inc. (The) (Utilities)	6,135,496
29	One REIT, Inc. (REIT)	63,357
307,000	Open House Co. Ltd. (Real Estate)	6,692,020
17,300	Organo Corp. (Capital Goods)	918,851
148,000	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	6,105,562
14,263	Premier Investment Corp. (REIT)	14,322,783
221,400	Prima Meat Packers Ltd. (Food, Beverage & Tobacco)	5,020,148
14,100	Qol Holdings Co. Ltd. (Food & Staples Retailing)	155,889
288,000	Relia, Inc. (Commercial & Professional Services)	3,035,846
403,000	Rengo Co. Ltd. (Materials)	3,139,644
45,900	Riken Vitamin Co. Ltd. (Food, Beverage & Tobacco)	882,471
1,776,000	Riso Kyoiku Co. Ltd. (Consumer Services)	4,219,440
50,500	Rohto Pharmaceutical Co. Ltd. (Household & Personal Products)	1,469,327
25,500	Saizeriya Co. Ltd. (Consumer Services)	505,486
796,800	SAMTY Co. Ltd. (Real Estate)(a)	10,308,092
309,600	Sanki Engineering Co. Ltd. (Capital Goods)	3,490,981
343,000	Sato Holdings Corp. (Commercial & Professional Services)	7,053,380
481,000	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	26,264,671
346,800	SCSK Corp. (Software & Services)	15,699,426
764,300	Seiko Holdings Corp. (Consumer Durables & Apparel)	12,690,099
598,600	Seino Holdings Co. Ltd. (Transportation)	7,126,388
19,400	Seiren Co. Ltd. (Consumer Durables & Apparel)	229,696
627,100	Senko Group Holdings Co. Ltd. (Transportation)	5,110,773
269,000	Shimachu Co. Ltd. (Retailing)	6,717,980

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
877,100	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	$10,948,115
8,200	Showa Sangyo Co. Ltd. (Food, Beverage & Tobacco)	245,562
147,900	Sintokogio Ltd. (Capital Goods)	1,022,394
1,849,200	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	6,951,805
114,100	St Marc Holdings Co. Ltd. (Consumer Services)	1,905,174
1,942	Star Asia Investment Corp. (REIT)(a)	1,537,184
38,000	Starts Corp., Inc. (Consumer Durables & Apparel)	735,117
2,000	Strike Co. Ltd. (Diversified Financials)	80,877
240,100	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	14,478,517
219,600	Sumitomo Osaka Cement Co. Ltd. (Materials)	7,146,009
559,600	Sumitomo Warehouse Co. Ltd. (The) (Transportation)	6,387,704
5,000	T Hasegawa Co. Ltd. (Materials)	100,258
22,500	Taikisha Ltd. (Capital Goods)	655,275
2,589,800	Takara Leben Co. Ltd. (Real Estate)	8,480,952
456,600	Takuma Co. Ltd. (Capital Goods)	4,936,595
445,300	Tanseisha Co. Ltd. (Commercial & Professional Services)	2,855,916
28,800	T-Gaia Corp. (Retailing)	572,140
1,733,300	TIS, Inc. (Software & Services)	33,052,967
12,500	TKC Corp. (Software & Services)	617,307
21,100	Toa Corp. (Capital Goods)(a)	276,706
431,900	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	8,944,639
6,400	TOKAI Holdings Corp. (Capital Goods)	57,843
81,300	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,629,802
1,043,100	Tosei Corp. (Real Estate)	10,123,152
508,900	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	10,492,115
343,100	Toyo Tanso Co. Ltd. (Capital Goods)	4,711,820
219,100	Transcosmos, Inc. (Software & Services)	4,371,840
304,000	Universal Entertainment Corp. (Consumer Durables & Apparel)	4,985,649
617,900	Ushio, Inc. (Capital Goods)	6,515,547
33,200	Valor Holdings Co. Ltd. (Food & Staples Retailing)	616,606
16,700	Vision, Inc. (Telecommunication Services)*	115,062
11,800	Wacoal Holdings Corp. (Consumer Durables & Apparel)	237,993
246,700	Wakita & Co. Ltd. (Capital Goods)	2,273,059

Common Stocks – (continued)
Japan – (continued)
397,000	Yellow Hat Ltd. (Retailing)	5,516,000
263,000	Zenrin Co. Ltd. (Media & Entertainment)	2,772,321

		919,701,098

Jersey – 0.1%
187,922	Sanne Group plc (Diversified Financials)	1,531,539

Malaysia – 0.0%
50,500	Wing Tai Holdings Ltd. (Real Estate)	61,739

Netherlands – 5.0%
279,402	ASM International NV (Semiconductors & Semiconductor Equipment)	30,756,050
477,256	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)*	19,751,634
392,329	Euronext NV (Diversified Financials)(b)	32,937,604
35,513	ForFarmers NV (Food, Beverage & Tobacco)	236,615
37,072	NSI NV (REIT)(a)	1,493,305
7,564,859	Pharming Group NV (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	11,158,274
1,461,964	Signify NV (Capital Goods)(b)	29,760,270
164,589	TKH Group NV CVA (Capital Goods)	5,774,364
463,070	TomTom NV (Consumer Durables & Apparel)*	3,645,985

		135,514,101

New Zealand – 0.2%
1,176,763	Contact Energy Ltd. (Utilities)	4,487,896

Norway – 4.4%
277,944	Atea ASA (Software & Services)*	2,433,203
1,136,960	Austevoll Seafood ASA (Food, Beverage & Tobacco)	8,856,718
4,588,582	Elkem ASA (Materials)(b)	7,632,613
1,222,597	Entra ASA (Real Estate)(a)(b)	15,393,512
2,013,539	Europris ASA (Retailing)(a)(b)	7,390,354
54,028	Fjordkraft Holding ASA (Utilities)(b)	362,769
893,648	Grieg Seafood ASA (Food, Beverage & Tobacco)	8,764,253
4,237,500	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	22,504,116
10,912	Norway Royal Salmon ASA (Food, Beverage & Tobacco)	221,288
660,071	Salmar ASA (Food, Beverage & Tobacco)	25,724,951
24,767	Scatec Solar ASA (Utilities)(b)	360,570
221,836	Selvaag Bolig ASA (Real Estate)	919,247
542,911	SpareBank 1 SMN (Banks)	3,944,657

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
364,861	TOMRA Systems ASA (Commercial & Professional Services)	$12,123,169
367,132	Veidekke ASA (Capital Goods)	3,259,556

		119,890,976

Portugal – 0.1%
245,517	CTT-Correios de Portugal SA (Transportation)	578,457
551,618	REN – Redes Energeticas Nacionais SGPS SA (Utilities)	1,494,143

		2,072,600

Singapore – 1.5%
578,300	ARA LOGOS Logistics Trust (REIT)	219,952
1,438,500	China Aviation Oil Singapore Corp. Ltd. (Energy)	1,045,876
7,683,700	ESR-REIT (REIT)	1,841,086
175,900	First REIT (REIT)	99,252
5,906,661	Frasers Logistics & Industrial Trust (REIT)	4,420,695
6,516,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)*	716,554
3,787,100	Keppel DC REIT (REIT)	6,279,974
2,549,100	Keppel REIT (REIT)	1,903,950
1,267,700	Manulife US REIT (REIT)	911,598
1,104,200	Mapletree Industrial Trust (REIT)	1,982,433
4,193,100	Mapletree Logistics Trust (REIT)	5,311,519
4,706,600	Mapletree North Asia Commercial Trust (REIT)	3,125,858
1,011,700	Parkway Life REIT (REIT)	2,363,718
556,300	Sabana Shari’ah Compliant Industrial REIT (REIT)	127,701
3,525,600	Sheng Siong Group Ltd. (Food & Staples Retailing)	3,694,333
1,591,500	Singapore Post Ltd. (Transportation)	820,090
6,550,310	Yanlord Land Group Ltd. (Real Estate)	4,896,588

		39,761,177

Spain – 1.9%
155,503	Almirall SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,005,381
888,806	Applus Services SA (Commercial & Professional Services)	5,831,246
595,286	Cia de Distribucion Integral Logista Holdings SA (Transportation)	10,626,034
21,265	Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)	728,045
10,672	Corp. Financiera Alba SA (Diversified Financials)	397,699
60,169	Euskaltel SA (Telecommunication Services)(b)	480,016
1,068,626	Faes Farma SA (Pharmaceuticals, Biotechnology & Life Sciences)	4,672,560

Common Stocks – (continued)
Spain – (continued)
675,600	Global Dominion Access SA (Software & Services)*(b)	2,078,518
549,433	Inmobiliaria Colonial SOCIMI SA (REIT)	5,306,941
259,049	Lar Espana Real Estate Socimi SA (REIT)	1,063,126
63,495	Masmovil Ibercom SA (Telecommunication Services)*	1,198,901
592,811	Merlin Properties Socimi SA (REIT)	5,501,357
509,719	Neinor Homes SA (Consumer Durables & Apparel)*(b)	4,466,034
479,535	Solaria Energia y Medio Ambiente SA (Utilities)*(a)	4,892,878
29,057	Viscofan SA (Food, Beverage & Tobacco)	1,862,213
114,043	Zardoya Otis SA (Capital Goods)	793,690

		51,904,639

Sweden – 5.1%
10,146	AF Poyry AB (Commercial & Professional Services)*	184,333
2,209,566	Arjo AB Class B (Health Care Equipment & Services)	10,912,995
489,347	Axfood AB (Food & Staples Retailing)	10,409,795
1,877,907	Betsson AB (Consumer Services)*	10,582,369
79,094	Bilia AB Class A (Retailing)	536,399
567,633	BillerudKorsnas AB (Materials)	7,156,160
21,082	BioArctic AB (Pharmaceuticals, Biotechnology & Life Sciences)(b)	148,217
19,993	BioGaia AB Class B (Pharmaceuticals, Biotechnology & Life Sciences)	963,412
534,138	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	6,602,833
546,169	Bure Equity AB (Diversified Financials)	9,972,439
38,453	Clas Ohlson AB Class B (Retailing)	337,476
1,484,758	Cloetta AB Class B (Food, Beverage & Tobacco)*	3,419,088
1,491,391	Dios Fastigheter AB (Real Estate)	9,183,654
72,757	Dustin Group AB (Retailing)(b)	371,345
122,337	Evolution Gaming Group AB (Consumer Services)(b)	5,602,615
52,888	Fortnox AB (Software & Services)	1,214,358
898,243	Getinge AB Class B (Health Care Equipment & Services)	17,216,892
947,281	Hexpol AB (Materials)*	6,805,494
728,226	Inwido AB (Capital Goods)	4,186,418
1,228,930	Kungsleden AB (Real Estate)	9,358,864
971,054	Lindab International AB (Capital Goods)	8,897,757
228,333	Nobia AB (Consumer Durables & Apparel)	853,720
145,809	Nolato AB Class B (Capital Goods)	7,663,652

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
72,521	Paradox Interactive AB (Media & Entertainment)	$1,405,426
69,303	RaySearch Laboratories AB (Health Care Equipment & Services)*	526,856
11,017	Scandi Standard AB (Food, Beverage & Tobacco)	72,025
68,215	Stillfront Group AB (Media & Entertainment)*	4,053,069

		138,637,661

Switzerland – 5.7%
57,270	Allreal Holding AG (Registered) (Real Estate)	10,637,440
48,016	ALSO Holding AG (Registered) (Technology Hardware & Equipment)*	9,878,123
15,268	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	3,606,758
241	Belimo Holding AG (Registered) (Capital Goods)	1,604,481
5,079	BKW AG (Utilities)	411,987
58,104	Bucher Industries AG (Registered) (Capital Goods)(a)	16,387,376
66,525	DKSH Holding AG (Commercial & Professional Services)	3,746,084
817	dormakaba Holding AG (Capital Goods)*	407,717
236,715	Huber + Suhner AG (Registered) (Capital Goods)	15,116,455
1,729	Implenia AG (Registered) (Capital Goods)	70,720
2,888	Interroll Holding AG (Registered) (Capital Goods)	5,491,143
704	Intershop Holding AG (Real Estate)	361,408
866,336	IWG plc (Real Estate)	2,590,636
20,732	Kardex AG (Registered) (Capital Goods)	2,994,203
3,010	SFS Group AG (Capital Goods)	238,186
13,407	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	6,111,099
132,361	Sunrise Communications Group AG (Telecommunication Services)*(b)	10,602,326
100,095	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	32,224,812
192,462	VAT Group AG (Capital Goods)*(b)	31,764,205
8,955	VZ Holding AG (Diversified Financials)	625,147
8,174	Zur Rose Group AG (Food & Staples Retailing)*	1,344,702

		156,215,008

Common Stocks – (continued)
United Kingdom – 14.8%
471,430	Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)	7,540,829
69,175	AG Barr plc (Food, Beverage & Tobacco)	429,709
587,181	Aggreko plc (Commercial & Professional Services)	3,386,074
154,013	Airtel Africa plc (Telecommunication Services)(b)	77,689
59,689	Arrow Global Group plc (Diversified Financials)	75,789
794,685	Assura plc (REIT)	762,225
260,804	Avast plc (Software & Services)(b)	1,502,222
828,370	B&M European Value Retail SA (Retailing)	3,464,199
1,224,486	Beazley plc (Insurance)	6,054,526
658,717	Bellway plc (Consumer Durables & Apparel)	22,041,567
121,365	Blue Prism Group plc (Software & Services)*(a)	1,983,637
1,217,628	Bodycote plc (Capital Goods)	8,908,016
7,178,915	boohoo Group plc (Retailing)*	29,171,004
145,940	Capital & Counties Properties plc (REIT)	304,781
253,629	Card Factory plc (Retailing)	133,654
2,073,317	Cineworld Group plc (Media & Entertainment)	1,709,325
440,380	Computacenter plc (Software & Services)	8,048,386
2,133,856	ConvaTec Group plc (Health Care Equipment & Services)(b)	5,699,371
11,368	Derwent London plc (REIT)	444,196
356,245	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	11,187,834
368,212	Diploma plc (Capital Goods)	7,980,885
1,505,711	Drax Group plc (Utilities)	3,947,374
77,306	DS Smith plc (Materials)	303,113
378,301	Dunelm Group plc (Retailing)	4,370,815
63,385	Elementis plc (Materials)	55,883
138,575	Euromoney Institutional Investor plc (Media & Entertainment)	1,439,916
31,905	Fevertree Drinks plc (Food, Beverage & Tobacco)	696,365
1,231	First Derivatives plc (Software & Services)	40,157
596,410	Firstgroup plc (Transportation)*	502,215
81,074	Frasers Group plc (Retailing)*	265,326
81,256	Games Workshop Group plc (Consumer Durables & Apparel)	6,149,827
277,951	GCP Student Living plc (REIT)	469,067
85,302	Go-Ahead Group plc (The) (Transportation)	1,439,552
3,153,789	Great Portland Estates plc (REIT)	26,861,762
1,018,836	Greggs plc (Consumer Services)	23,434,439
1,695,110	HomeServe plc (Commercial & Professional Services)	23,744,536

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
2,452,717	Ibstock plc (Materials)(b)	$6,204,031
3,258,459	IG Group Holdings plc (Diversified Financials)	30,884,465
244,480	IMI plc (Capital Goods)	2,542,123
227,338	Inchcape plc (Retailing)	1,432,024
730,810	Indivior plc (Pharmaceuticals, Biotechnology & Life Sciences)*	453,969
2,766,595	Jupiter Fund Management plc (Diversified Financials)	7,605,317
8,577	Keller Group plc (Capital Goods)	66,262
10,318,029	Man Group plc (Diversified Financials)	17,286,912
995,891	Marshalls plc (Materials)	7,976,243
326,457	Marston’s plc (Consumer Services)	155,259
5,968,995	Moneysupermarket.com Group plc (Retailing)	23,782,183
100,952	Morgan Sindall Group plc (Capital Goods)	1,626,671
792,710	National Express Group plc (Transportation)	2,727,825
149,925	NCC Group plc (Software & Services)	309,720
27,484	On the Beach Group plc (Retailing)(b)	96,165
746,753	Pagegroup plc (Commercial & Professional Services)	3,536,413
1,446,917	Paragon Banking Group plc (Banks)	6,057,881
1,119,799	Pennon Group plc (Utilities)	15,419,459
529,965	Phoenix Group Holdings plc (Insurance)	4,021,546
26,968	Playtech plc (Consumer Services)	79,118
11,260	Polypipe Group plc (Capital Goods)	70,634
175,891	PZ Cussons plc (Household & Personal Products)	414,270
38,825	Rightmove plc (Media & Entertainment)	242,751
1,939,685	Rotork plc (Capital Goods)	6,046,820
527,854	RWS Holdings plc (Commercial & Professional Services)	3,565,249
1,305,882	Safestore Holdings plc (REIT)	11,813,035
133,270	Spectris plc (Technology Hardware & Equipment)	4,493,959
1,799,632	Spirent Communications plc (Technology Hardware & Equipment)	5,443,840
38,643	St Modwen Properties plc (Real Estate)	179,078
443,036	Stagecoach Group plc (Transportation)	415,401
155,516	TalkTalk Telecom Group plc (Telecommunication Services)	161,500
1,708,997	Tate & Lyle plc (Food, Beverage & Tobacco)	15,313,246
11,170	Telecom Plus plc (Utilities)	186,268

Common Stocks – (continued)
United Kingdom – (continued)
1,446,682	Tritax Big Box REIT plc (REIT)	2,195,799
54,223	UNITE Group plc (The) (REIT)	598,742
676,627	Vistry Group plc (Consumer Durables & Apparel)	6,871,534
61,436	Watkin Jones plc (Real Estate)	133,269
51,896	Workspace Group plc (REIT)	511,150

		405,546,396

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $2,846,266,945)		$2,701,506,644

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 1.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
38,959,357	0.233%	$38,959,357
(Cost $38,959,357)

TOTAL INVESTMENTS – 100.1%
(Cost $2,885,226,302)		$2,740,466,001

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(2,113,858)

NET ASSETS – 100.0%		$2,738,352,143

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	—Dutch Certification
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EURO STOXX 50 Index	221	06/19/2020	$6,991,819	$598,027
FTSE 100 Index	43	06/19/2020	3,187,228	252,041
Hang Seng Index	2	05/28/2020	316,053	4,536
MSCI Singapore Index	16	05/28/2020	338,347	11,112
SPI 200 Index	19	06/18/2020	1,714,817	132,865
TOPIX Index	41	06/11/2020	5,555,048	519,328

Total Futures Contracts				$1,517,909

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund
Assets:
Investments in unaffiliated issuers, at value (cost $1,302,045,937, $2,381,371,400 and $2,846,266,945)(a)	$1,370,580,098	$2,324,671,420	$2,701,506,644
Investments in affiliated securities lending reinvestment vehicle, at value (cost $2,348,900, $28,790,720 and $38,959,357)	2,348,900	28,790,720	38,959,357
Cash	—	2,029,252	—
Foreign currencies, at value (cost $3,050,894, $6,851,182 and $15,380,833)	3,076,504	6,970,642	15,522,667
Receivables:
Investments sold	24,598,146	63,548,120	26,164,424
Dividends	4,332,206	9,043,808	16,723,055
Fund shares sold	2,231,737	3,171,526	1,942,577
Foreign tax reclaims	83,182	4,330,979	5,625,415
Reimbursement from investment adviser	28,338	90,822	124,297
Securities lending income	7,553	65,833	48,003
Collateral on certain derivative contracts(b)	—	—	2,176,418
Variation margin on futures	—	132,299	17,645
Other assets	68,887	101,978	80,233
Total assets	1,407,355,551	2,442,947,399	2,808,890,735

Liabilities:
Payables:
Due to custodian	16,098,127	—	4,524,723
Investments purchased	4,922,401	46,921,814	19,481,769
Fund shares redeemed	4,417,090	6,391,403	4,690,796
Payable upon return of securities loaned	2,348,900	28,790,720	38,959,357
Management fees	1,107,071	1,437,765	1,784,522
Distribution and Service fees and Transfer Agency fees	82,665	198,242	158,112
Foreign capital gains taxes	37,085	—	—
Accrued expenses	512,897	332,241	939,313
Total liabilities	29,526,236	84,072,185	70,538,592

Net Assets:
Paid-in capital	1,613,672,343	2,853,820,661	3,524,716,551
Total distributable earnings (loss)	(235,843,028)	(494,945,447)	(786,364,408)
NET ASSETS	$1,377,829,315	$2,358,875,214	$2,738,352,143
Net Assets:
Class A	$53,168,043	$197,987,329	$114,438,119
Class C	5,883,175	15,389,667	33,434,520
Institutional	765,894,006	835,710,845	1,400,385,405
Service	—	3,631,812	—
Investor	80,242,000	427,571,517	151,651,548
Class P	83,997,358	371,048,029	44,454,509
Class R	23,848,925	8,309,737	—
Class R6	364,795,808	499,226,278	993,988,042
Total Net Assets	$1,377,829,315	$2,358,875,214	$2,738,352,143
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	6,546,027	19,346,486	12,089,741
Class C	732,365	1,535,215	3,652,637
Institutional	94,522,574	79,352,192	148,104,048
Service	—	351,184	—
Investor	9,915,470	42,626,562	16,104,987
Class P	10,375,265	35,286,872	4,691,671
Class R	2,980,732	835,063	—
Class R6	45,061,956	47,441,011	104,901,458
Net asset value, offering and redemption price per share:(c)
Class A	$8.12	$10.23	$9.47
Class C	8.03	10.02	9.15
Institutional	8.10	10.53	9.46
Service	—	10.34	—
Investor	8.09	10.03	9.42
Class P	8.10	10.52	9.48
Class R	8.00	9.95	—
Class R6	8.10	10.52	9.48

(a)	Includes loaned securities having a market value of $2,232,401, $27,518,349 and $37,637,116, for the Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds, respectively.
(b)	Includes amount segregated for initial margin and/or collateral on futures transactions for the International Small Cap Insights Fund.
(c)	Maximum public offering price per share for Class A Shares of the Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds is $8.59, $10.83 and $10.02, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Operations

For the Six Months Ended April 30, 2020 (Unaudited)

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign taxes withheld of $1,812,215, $2,940,087 and $3,007,395)	$19,986,936	$29,571,323	$33,370,486

Securities lending income — affiliated issuer	48,064	127,169	274,805

Dividends — affiliated issuers	11,390	28,783	599

Total investment income	20,046,390	29,727,275	33,645,890

Expenses:

Management fees	8,424,024	10,541,383	14,360,898

Custody, accounting and administrative services	534,728	305,480	507,261

Transfer Agency fees(a)	442,664	1,041,462	913,234

Distribution and Service fees(a)	184,143	432,423	405,527

Printing and mailing costs	93,303	132,759	393,270

Registration fees	85,034	114,863	81,372

Professional fees	54,149	54,454	53,029

Trustee fees	10,671	11,758	12,546

Service share fees — Service and Shareholder Administration Plan	—	11,660	—

Other	68,132	32,654	55,181

Total expenses	9,896,848	12,678,896	16,782,318

Less — expense reductions	(415,433)	(642,800)	(870,448)

Net expenses	9,481,415	12,036,096	15,911,870

NET INVESTMENT INCOME	10,564,975	17,691,179	17,734,020

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(118,805,322)	(223,353,770)	(291,705,363)

Futures contracts	(239,504)	7,234,263	(11,346)

Foreign currency transactions	(1,810,464)	959,475	(3,101,826)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in the foreign capital gains tax liability of $421,879, $0 and $0)	(90,682,783)	(239,264,337)	(377,825,079)

Futures contracts	—	357,758	1,509,678

Foreign currency translation	533,330	107,571	(78,698)

Net realized and unrealized loss	(211,004,743)	(453,959,040)	(671,212,634)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(200,439,768)	$(436,267,861)	$(653,478,614)

(a)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Emerging Markets Equity Insights	$81,263	$36,255	$66,625	$55,259	$6,163	$184,011	$—	$90,709	$17,099	$22,652	$66,771
International Equity Insights	312,389	98,860	21,174	212,424	16,806	218,652	933	447,028	52,475	7,199	85,945
International Small Cap Insights	182,837	222,690	—	124,329	37,857	386,562	—	187,651	10,163	—	166,672

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

	Emerging Markets Equity Insights Fund		International Equity Insights Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:
Net investment income	$10,564,975	$37,179,379	$17,691,179	$68,116,968
Net realized loss	(120,855,290)	(155,271,349)	(215,160,032)	(211,846,876)
Net change in unrealized gain (loss)	(90,149,453)	228,850,921	(238,799,008)	344,013,406
Net increase (decrease) in net assets resulting from operations	(200,439,768)	110,758,951	(436,267,861)	200,283,498

Distributions to shareholders:
From distributable earnings:
Class A Shares	(1,170,011)	(1,382,695)	(6,053,941)	(2,441,498)
Class C Shares	(56,474)	(82,497)	(273,424)	(230,590)
Institutional Shares	(19,988,850)	(21,025,697)	(30,508,959)	(21,903,837)
Service Shares	—	—	(105,545)	(64,202)
Investor Shares	(2,202,457)	(2,145,536)	(14,717,983)	(7,168,724)
Class P Shares	(2,563,794)	(3,090,275)	(9,256,226)	(5,642,654)
Class R Shares	(438,620)	(318,449)	(176,443)	(107,227)
Class R6 Shares	(9,800,344)	(11,923,948)	(15,101,395)	(8,467,600)
Total distributions to shareholders	(36,220,550)	(39,969,097)	(76,193,916)	(46,026,332)

From share transactions:
Proceeds from sales of shares	297,174,611	878,269,720	711,549,202	1,976,021,453
Reinvestment of distributions	33,859,110	37,448,911	61,919,453	36,692,122
Cost of shares redeemed	(499,140,806)	(1,146,688,181)	(951,436,555)	(1,724,995,996)
Net increase (decrease) in net assets resulting from share transactions	(168,107,085)	(230,969,550)	(177,967,900)	287,717,579
TOTAL INCREASE (DECREASE)	(404,767,403)	(160,179,696)	(690,429,677)	441,974,745

Net Assets:
Beginning of period	1,782,596,718	1,942,776,414	3,049,304,891	2,607,330,146
End of period	$1,377,829,315	$1,782,596,718	$2,358,875,214	$3,049,304,891

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	International Small Cap Insights Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:

Net investment income	$17,734,020	$75,247,934

Net realized loss	(294,818,535)	(264,294,218)

Net change in unrealized gain (loss)	(376,394,099)	427,695,952

Net increase (decrease) in net assets resulting from operations	(653,478,614)	238,649,668

Distributions to shareholders:

From distributable earnings:

Class A Shares	(5,023,326)	(1,847,569)

Class C Shares	(1,160,269)	(140,227)

Institutional Shares	(75,418,332)	(35,596,707)

Investor Shares	(8,589,904)	(5,911,450)

Class P Shares	(2,779,660)	(1,347,821)

Class R6 Shares	(41,125,645)	(16,511,878)

Total distributions to shareholders	(134,097,136)	(61,355,652)

From share transactions:

Proceeds from sales of shares	499,347,899	1,411,878,385

Reinvestment of distributions	123,448,591	56,353,633

Cost of shares redeemed	(993,552,736)	(1,960,823,746)

Net decrease in net assets resulting from share transactions	(370,756,246)	(492,591,728)

TOTAL DECREASE	(1,158,331,996)	(315,297,712)

Net Assets:

Beginning of period	3,896,684,139	4,211,981,851

End of period	$2,738,352,143	$3,896,684,139

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Insights Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.34		$8.98	$11.00	$8.54	$7.92	$8.99

Net investment income(a)	0.04		0.15	0.18	0.13	0.10	0.11

Net realized and unrealized gain (loss)	(1.11)		0.36	(1.66)	2.41	0.59	(0.98)

Total from investment operations	(1.07)		0.51	(1.48)	2.54	0.69	(0.87)

Distributions to shareholders from net investment income	(0.15)		(0.15)	(0.12)	(0.08)	(0.07)	(0.13)

Distributions to shareholders from net realized gains	—		—	(0.42)	—	—	(0.07)

Total distributions	(0.15)		(0.15)	(0.54)	(0.08)	(0.07)	(0.20)

Net asset value, end of period	$8.12		$9.34	$8.98	$11.00	$8.54	$7.92

Total return(b)	(11.60)%		5.74%	(14.11)%	30.15%	8.79%	(9.84)%

Net assets, end of period (in 000s)	$53,168		$72,886	$82,726	$95,930	$50,289	$37,307

Ratio of net expenses to average net assets	1.47	%(c)	1.48%	1.48%	1.52%	1.56%	1.58%

Ratio of total expenses to average net assets	1.52	%(c)	1.56%	1.54%	1.55%	1.63%	1.67%

Ratio of net investment income to average net assets	0.91	%(c)	1.61%	1.72%	1.36%	1.24%	1.30%

Portfolio turnover rate(d)	86%		165%	147%	172%	216%	199%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Insights Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.19		$8.83	$10.88	$8.45	$7.84	$8.88

Net investment income(a)	0.01		0.08	0.10	0.07	0.04	0.05

Net realized and unrealized gain (loss)	(1.10)		0.36	(1.64)	2.39	0.58	(0.98)

Total from investment operations	(1.09)		0.44	(1.54)	2.46	0.62	(0.93)

Distributions to shareholders from net investment income	(0.07)		(0.08)	(0.09)	(0.03)	(0.01)	(0.04)

Distributions to shareholders from net realized gains	—		—	(0.42)	—	—	(0.07)

Total distributions	(0.07)		(0.08)	(0.51)	(0.03)	(0.01)	(0.11)

Net asset value, end of period	$8.03		$9.19	$8.83	$10.88	$8.45	$7.84

Total return(b)	(12.01)%		5.09%	(14.80)%	29.20%	7.97%	(10.50)%

Net assets, end of period (in 000s)	$5,883		$8,303	$8,975	$7,563	$1,132	$1,053

Ratio of net expenses to average net assets	2.22	%(c)	2.23%	2.23%	2.26%	2.31%	2.33%

Ratio of total expenses to average net assets	2.27	%(c)	2.31%	2.29%	2.29%	2.39%	2.42%

Ratio of net investment income to average net assets	0.15	%(c)	0.85%	0.98%	0.72%	0.47%	0.60%

Portfolio turnover rate(d)	86%		165%	147%	172%	216%	199%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.33		$8.99	$11.01	$8.54	$7.91	$8.98

Net investment income(a)	0.06		0.19	0.19	0.17	0.13	0.14

Net realized and unrealized gain (loss)	(1.10)		0.35	(1.64)	2.41	0.60	(0.98)

Total from investment operations	(1.04)		0.54	(1.45)	2.58	0.73	(0.84)

Distributions to shareholders from net investment income	(0.19)		(0.20)	(0.15)	(0.11)	(0.10)	(0.16)

Distributions to shareholders from net realized gains	—		—	(0.42)	—	—	(0.07)

Total distributions	(0.19)		(0.20)	(0.57)	(0.11)	(0.10)	(0.23)

Net asset value, end of period	$8.10		$9.33	$8.99	$11.01	$8.54	$7.91

Total return(b)	(11.46)%		6.18%	(13.83)%	30.67%	9.35%	(9.52)%

Net assets, end of period (in 000s)	$765,894		$938,157	$981,091	$1,488,246	$852,853	$508,685

Ratio of net expenses to average net assets	1.09	%(c)	1.10%	1.10%	1.15%	1.16%	1.18%

Ratio of total expenses to average net assets	1.14	%(c)	1.18%	1.14%	1.15%	1.22%	1.27%

Ratio of net investment income to average net assets	1.29	%(c)	2.01%	1.84%	1.74%	1.70%	1.69%

Portfolio turnover rate(d)	86%		165%	147%	172%	216%	199%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Insights Fund
	Investor Shares(a)
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.32		$8.97	$10.99	$8.53	$7.91	$8.97

Net investment income(b)	0.05		0.18	0.21	0.18	0.12	0.14

Net realized and unrealized gain (loss)	(1.10)		0.36	(1.66)	2.38	0.59	(0.99)

Total from investment operations	(1.05)		0.54	(1.45)	2.56	0.71	(0.85)

Distributions to shareholders from net investment income	(0.18)		(0.19)	(0.15)	(0.10)	(0.09)	(0.14)

Distributions to shareholders from net realized gains	—		—	(0.42)	—	—	(0.07)

Total distributions	(0.18)		(0.19)	(0.57)	(0.10)	(0.09)	(0.21)

Net asset value, end of period	$8.09		$9.32	$8.97	$10.99	$8.53	$7.91

Total return(c)	(11.51)%		6.06%	(13.90)%	30.47%	9.13%	(9.63)%

Net assets, end of period (in 000s)	$80,242		$118,727	$96,779	$67,068	$2,565	$798

Ratio of net expenses to average net assets	1.22	%(d)	1.23%	1.23%	1.26%	1.31%	1.33%

Ratio of total expenses to average net assets	1.27	%(d)	1.31%	1.29%	1.29%	1.37%	1.42%

Ratio of net investment income to average net assets	1.15	%(d)	1.92%	1.99%	1.81%	1.53%	1.63%

Portfolio turnover rate(e)	86%		165%	147%	172%	216%	199%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Insights Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	April 16, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$9.33		$8.98	$10.84

Net investment income(a)	0.06		0.18	0.18

Net realized and unrealized gain (loss)	(1.10)		0.37	(2.04)

Total from investment operations	(1.04)		0.55	(1.86)

Distributions to shareholders from net investment income	(0.19)		(0.20)	—

Net asset value, end of period	$8.10		$9.33	$8.98

Total return(b)	(11.56)%		6.33%	(17.16)%

Net assets, end of period (in 000s)	$83,997		$125,429	$130,763

Ratio of net expenses to average net assets	1.08	%(c)	1.09%	1.08	%(c)

Ratio of total expenses to average net assets	1.13	%(c)	1.17%	1.17	%(c)

Ratio of net investment income to average net assets	1.28	%(c)	1.96%	3.36	%(c)

Portfolio turnover rate(d)	86%		165%	147%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Insights Fund
	Class R Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.20		$8.86	$10.87	$8.44	$7.84	$8.94

Net investment income(a)	0.03		0.12	0.15	0.10	0.08	0.09

Net realized and unrealized gain (loss)	(1.08)		0.36	(1.64)	2.40	0.59	(0.98)

Total from investment operations	(1.05)		0.48	(1.49)	2.50	0.67	(0.89)

Distributions to shareholders from net investment income	(0.15)		(0.14)	(0.10)	(0.07)	(0.07)	(0.14)

Distributions to shareholders from net realized gains	—		—	(0.42)	—	—	(0.07)

Total distributions	(0.15)		(0.14)	(0.52)	(0.07)	(0.07)	(0.21)

Net asset value, end of period	$8.00		$9.20	$8.86	$10.87	$8.44	$7.84

Total return(b)	(11.73)%		5.52%	(14.34)%	29.86%	8.57%	(10.06)%

Net assets, end of period (in 000s)	$23,849		$27,790	$20,852	$19,243	$9,363	$4,547

Ratio of net expenses to average net assets	1.72	%(c)	1.73%	1.73%	1.77%	1.81%	1.83%

Ratio of total expenses to average net assets	1.77	%(c)	1.82%	1.79%	1.79%	1.88%	1.93%

Ratio of net investment income to average net assets	0.67	%(c)	1.27%	1.46%	1.06%	1.01%	1.10%

Portfolio turnover rate(d)	86%		165%	147%	172%	216%	199%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				July 31, 2015* to October 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.33		$8.98	$11.00	$8.53	$7.91	$8.40

Net investment income(a)	0.06		0.17	0.29	0.19	0.10	0.01

Net realized and unrealized gain (loss)	(1.10)		0.38	(1.73)	2.39	0.62	(0.50)

Total from investment operations	(1.04)		0.55	(1.44)	2.58	0.72	(0.49)

Distributions to shareholders from net investment income	(0.19)		(0.20)	(0.16)	(0.11)	(0.10)	—

Distributions to shareholders from net realized gains	—		—	(0.42)	—	—	—

Total distributions	(0.19)		(0.20)	(0.58)	(0.11)	(0.10)	—

Net asset value, end of period	$8.10		$9.33	$8.98	$11.00	$8.53	$7.91

Total return(b)	(11.56)%		6.32%	(13.84)%	30.74%	9.27%	(5.83)%

Net assets, end of period (in 000s)	$364,796		$491,306	$621,590	$13,164	$1,637	$9

Ratio of net expenses to average net assets	1.08	%(c)	1.09%	1.08%	1.13%	1.13%	1.17	%(c)

Ratio of total expenses to average net assets	1.13	%(c)	1.17%	1.15%	1.13%	1.16%	1.28	%(c)

Ratio of net investment income to average net assets	1.30	%(c)	1.89%	2.78%	1.87%	1.26%	0.59	%(c)

Portfolio turnover rate(d)	86%		165%	147%	172%	216%	199%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.46		$11.88	$13.19	$10.53	$10.54	$10.69

Net investment income(a)	0.06		0.23	0.23	0.18	0.18	0.18

Net realized and unrealized gain (loss)	(2.01)		0.52	(1.36)	2.71	(0.08)	0.08

Total from investment operations	(1.95)		0.75	(1.13)	2.89	0.10	0.26

Distributions to shareholders from net investment income	(0.28)		(0.17)	(0.18)	(0.23)	(0.11)	(0.41)

Net asset value, end of period	$10.23		$12.46	$11.88	$13.19	$10.53	$10.54

Total return(b)	(16.06)%		6.58%	(8.71)%	28.07%	0.97%	2.58%

Net assets, end of period (in 000s)	$197,987		$237,898	$184,222	$138,267	$104,736	$78,527

Ratio of net expenses to average net assets	1.17	%(c)	1.16%	1.14%	1.21%	1.25%	1.27%

Ratio of total expenses to average net assets	1.22	%(c)	1.24%	1.26%	1.35%	1.39%	1.37%

Ratio of net investment income to average net assets	0.99	%(c)	1.97%	1.76%	1.54%	1.77%	1.70%

Portfolio turnover rate(d)	80%		136%	124%	161%	176%	154%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.13		$11.56	$12.91	$10.32	$10.36	$10.51

Net investment income(a)	0.01		0.14	0.14	0.09	0.10	0.10

Net realized and unrealized gain (loss)	(1.97)		0.52	(1.34)	2.66	(0.08)	0.08

Total from investment operations	(1.96)		0.66	(1.20)	2.75	0.02	0.18

Distributions to shareholders from net investment income	(0.15)		(0.09)	(0.15)	(0.16)	(0.06)	(0.33)

Net asset value, end of period	$10.02		$12.13	$11.56	$12.91	$10.32	$10.36

Total return(b)	(16.37)%		5.79%	(9.45)%	27.11%	0.22%	1.82%

Net assets, end of period (in 000s)	$15,390		$22,427	$32,338	$14,886	$6,164	$4,409

Ratio of net expenses to average net assets	1.92	%(c)	1.91%	1.89%	1.95%	2.00%	2.01%

Ratio of total expenses to average net assets	1.97	%(c)	1.99%	2.01%	2.09%	2.14%	2.12%

Ratio of net investment income to average net assets	0.17	%(c)	1.25%	1.11%	0.79%	1.02%	0.93%

Portfolio turnover rate(d)	80%		136%	124%	161%	176%	154%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.83		$12.22	$13.57	$10.82	$10.83	$10.97

Net investment income(a)	0.08		0.29	0.28	0.23	0.24	0.22

Net realized and unrealized gain (loss)	(2.06)		0.54	(1.41)	2.79	(0.10)	0.09

Total from investment operations	(1.98)		0.83	(1.13)	3.02	0.14	0.31

Distributions to shareholders from net investment income	(0.32)		(0.22)	(0.22)	(0.27)	(0.15)	(0.45)

Net asset value, end of period	$10.53		$12.83	$12.22	$13.57	$10.82	$10.83

Total return(b)	(15.90)%		7.07%	(8.48)%	28.57%	1.34%	3.05%

Net assets, end of period (in 000s)	$835,711		$1,256,782	$1,323,745	$1,012,010	$500,930	$642,473

Ratio of net expenses to average net assets	0.79	%(c)	0.79%	0.81%	0.85%	0.85%	0.87%

Ratio of total expenses to average net assets	0.83	%(c)	0.85%	0.87%	0.94%	0.99%	0.97%

Ratio of net investment income to average net assets	1.29	%(c)	2.41%	2.08%	1.92%	2.25%	2.08%

Portfolio turnover rate(d)	80%		136%	124%	161%	176%	154%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Service Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.57		$11.98	$13.32	$10.63	$10.64	$10.76

Net investment income(a)	0.04		0.23	0.21	0.18	0.17	0.16

Net realized and unrealized gain (loss)	(2.01)		0.52	(1.38)	2.73	(0.08)	0.09

Total from investment operations	(1.97)		0.75	(1.17)	2.91	0.09	0.25

Distributions to shareholders from net investment income	(0.26)		(0.16)	(0.17)	(0.22)	(0.10)	(0.37)

Net asset value, end of period	$10.34		$12.57	$11.98	$13.32	$10.63	$10.64

Total return(b)	(16.09)%		6.45%	(8.92)%	27.89%	0.87%	2.48%

Net assets, end of period (in 000s)	$3,632		$5,386	$4,538	$4,073	$1,898	$1,641

Ratio of net expenses to average net assets	1.29	%(c)	1.29%	1.31%	1.35%	1.35%	1.37%

Ratio of total expenses to average net assets	1.33	%(c)	1.35%	1.37%	1.45%	1.49%	1.47%

Ratio of net investment income to average net assets	0.75	%(c)	1.93%	1.57%	1.51%	1.60%	1.51%

Portfolio turnover rate(d)	80%		136%	124%	161%	176%	154%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Investor Shares(a)
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.23		$11.67	$12.97	$10.36	$10.38	$10.53

Net investment income(b)	0.07		0.27	0.27	0.23	0.17	0.16

Net realized and unrealized gain (loss)	(1.96)		0.50	(1.35)	2.64	(0.05)	0.12

Total from investment operations	(1.89)		0.77	(1.08)	2.87	0.12	0.28

Distributions to shareholders from net investment income	(0.31)		(0.21)	(0.22)	(0.26)	(0.14)	(0.43)

Net asset value, end of period	$10.03		$12.23	$11.67	$12.97	$10.36	$10.38

Total return(c)	(15.95)%		6.90%	(8.52)%	28.44%	1.22%	2.85%

Net assets, end of period (in 000s)	$427,572		$549,732	$393,993	$147,186	$6,639	$1,666

Ratio of net expenses to average net assets	0.92	%(d)	0.91%	0.89%	0.94%	1.00%	1.01%

Ratio of total expenses to average net assets	0.96	%(d)	0.99%	1.01%	1.07%	1.14%	1.13%

Ratio of net investment income to average net assets	1.19	%(d)	2.29%	2.09%	1.87%	1.65%	1.54%

Portfolio turnover rate(e)	80%		136%	124%	161%	176%	154%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	April 16, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$12.81		$12.21	$13.79

Net investment income(a)	0.08		0.30	0.12

Net realized and unrealized gain (loss)	(2.05)		0.52	(1.70)

Total from investment operations	(1.97)		0.82	(1.58)

Distributions to shareholders from net investment income	(0.32)		(0.22)	—

Net asset value, end of period	$10.52		$12.81	$12.21

Total return(b)	(15.84)%		7.03%	(11.46)%

Net assets, end of period (in 000s)	$371,048		$372,536	$245,618

Ratio of net expenses to average net assets	0.78	%(c)	0.78%	0.78	%(c)

Ratio of total expenses to average net assets	0.82	%(c)	0.84%	0.87	%(c)

Ratio of net investment income to average net assets	1.35	%(c)	2.43%	1.65	%(c)

Portfolio turnover rate(d)	80%		136%	124%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Class R Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.10		$11.54	$12.85	$10.29	$10.34	$10.52

Net investment income(a)	0.04		0.21	0.19	0.16	0.13	0.14

Net realized and unrealized gain (loss)	(1.95)		0.50	(1.33)	2.64	(0.06)	0.09

Total from investment operations	(1.91)		0.71	(1.14)	2.80	0.07	0.23

Distributions to shareholders from net investment income	(0.24)		(0.15)	(0.17)	(0.24)	(0.12)	(0.41)

Net asset value, end of period	$9.95		$12.10	$11.54	$12.85	$10.29	$10.34

Total return(b)	(16.15)%		6.36%	(9.01)%	27.81%	0.67%	2.32%

Net assets, end of period (in 000s)	$8,310		$9,281	$7,548	$7,071	$2,152	$186

Ratio of net expenses to average net assets	1.42	%(c)	1.41%	1.40%	1.45%	1.50%	1.52%

Ratio of total expenses to average net assets	1.47	%(c)	1.49%	1.51%	1.59%	1.64%	1.62%

Ratio of net investment income to average net assets	0.74	%(c)	1.79%	1.49%	1.39%	1.28%	1.33%

Portfolio turnover rate(d)	80%		136%	124%	161%	176%	154%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				July 31, 2015* to October 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.82		$12.22	$13.56	$10.82	$10.83	$11.23

Net investment income(a)	0.08		0.30	0.33	0.23	0.14	0.04

Net realized and unrealized gain (loss)	(2.06)		0.52	(1.45)	2.78	0.01	(0.44)

Total from investment operations	(1.98)		0.82	(1.12)	3.01	0.15	(0.40)

Distributions to shareholders from net investment income	(0.32)		(0.22)	(0.22)	(0.27)	(0.16)	—

Net asset value, end of period	$10.52		$12.82	$12.22	$13.56	$10.82	$10.83

Total return(b)	(15.91)%		7.10%	(8.48)%	28.51%	1.37%	(3.56)%

Net assets, end of period (in 000s)	$499,226		$595,264	$415,327	$80,686	$46,707	$10

Ratio of net expenses to average net assets	0.78	%(c)	0.78%	0.79%	0.83%	0.83%	0.84	%(c)

Ratio of total expenses to average net assets	0.82	%(c)	0.84%	0.86%	0.93%	0.96%	0.93	%(c)

Ratio of net investment income to average net assets	1.36	%(c)	2.49%	2.45%	1.96%	1.32%	1.56	%(c)

Portfolio turnover rate(d)	80%		136%	124%	161%	176%	154%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Small Cap Insights Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.77		$11.16	$13.39	$10.71	$10.42	$10.03

Net investment income(a)	0.04		0.17	0.17	0.14	0.16	0.16

Net realized and unrealized gain (loss)	(1.97)		0.55	(1.39)	2.79	0.27	0.49

Total from investment operations	(1.93)		0.72	(1.22)	2.93	0.43	0.65

Distributions to shareholders from net investment income	(0.37)		(0.11)	(0.18)	(0.25)	(0.14)	(0.16)

Distributions to shareholders from net realized gains	—		—	(0.83)	—	—	(0.10)

Total distributions	(0.37)		(0.11)	(1.01)	(0.25)	(0.14)	(0.26)

Net asset value, end of period	$9.47		$11.77	$11.16	$13.39	$10.71	$10.42

Total return(b)	(17.04)%		6.68%	(9.88)%	28.01%	4.17%	6.70%

Net assets, end of period (in 000s)	$114,438		$163,427	$193,465	$211,268	$242,383	$204,067

Ratio of net expenses to average net assets	1.25	%(c)	1.26%	1.26%	1.29%	1.30%	1.30%

Ratio of total expenses to average net assets	1.30	%(c)	1.33%	1.31%	1.34%	1.39%	1.39%

Ratio of net investment income to average net assets	0.65	%(c)	1.52%	1.34%	1.18%	1.55%	1.58%

Portfolio turnover rate(d)	67%		131%	110%	129%	140%	131%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Small Cap Insights Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.34		$10.73	$12.95	$10.35	$10.11	$9.76

Net investment income (loss)(a)	(0.01)		0.09	0.08	0.07	0.08	0.08

Net realized and unrealized gain (loss)	(1.91)		0.54	(1.35)	2.70	0.25	0.49

Total from investment operations	(1.92)		0.63	(1.27)	2.77	0.33	0.57

Distributions to shareholders from net investment income	(0.27)		(0.02)	(0.12)	(0.17)	(0.09)	(0.12)

Distributions to shareholders from net realized gains	—		—	(0.83)	—	—	(0.10)

Total distributions	(0.27)		(0.02)	(0.95)	(0.17)	(0.09)	(0.22)

Net asset value, end of period	$9.15		$11.34	$10.73	$12.95	$10.35	$10.11

Total return(b)	(17.44)%		5.94%	(10.59)%	27.20%	3.27%	5.96%

Net assets, end of period (in 000s)	$33,435		$51,728	$68,767	$65,194	$44,643	$38,777

Ratio of net expenses to average net assets	2.00	%(c)	2.01%	2.01%	2.04%	2.05%	2.05%

Ratio of total expenses to average net assets	2.05	%(c)	2.08%	2.06%	2.09%	2.14%	2.14%

Ratio of net investment income (loss) to average net assets	(0.13	)%(c)	0.82%	0.61%	0.60%	0.83%	0.82%

Portfolio turnover rate(d)	67%		131%	110%	129%	140%	131%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Small Cap Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.78		$11.19	$13.42	$10.73	$10.44	$10.05

Net investment income(a)	0.06		0.22	0.21	0.21	0.21	0.20

Net realized and unrealized gain (loss)	(1.97)		0.54	(1.38)	2.77	0.26	0.49

Total from investment operations	(1.91)		0.76	(1.17)	2.98	0.47	0.69

Distributions to shareholders from net investment income	(0.41)		(0.17)	(0.23)	(0.29)	(0.18)	(0.20)

Distributions to shareholders from net realized gains	—		—	(0.83)	—	—	(0.10)

Total distributions	(0.41)		(0.17)	(1.06)	(0.29)	(0.18)	(0.30)

Net asset value, end of period	$9.46		$11.78	$11.19	$13.42	$10.73	$10.44

Total return(b)	(16.89)%		7.10%	(9.53)%	28.59%	4.50%	7.11%

Net assets, end of period (in 000s)	$1,400,385		$2,134,382	$2,250,288	$1,796,887	$1,118,478	$888,071

Ratio of net expenses to average net assets	0.87	%(c)	0.87%	0.87%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	0.92	%(c)	0.95%	0.92%	0.94%	0.98%	0.99%

Ratio of net investment income to average net assets	1.02	%(c)	1.96%	1.67%	1.77%	1.98%	1.97%

Portfolio turnover rate(d)	67%		131%	110%	129%	140%	131%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Small Cap Insights Fund
	Investor Shares(a)
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.72		$11.12	$13.36	$10.68	$10.40	$10.01

Net investment income(b)	0.04		0.19	0.21	0.21	0.19	0.19

Net realized and unrealized gain (loss)	(1.95)		0.56	(1.40)	2.75	0.26	0.49

Total from investment operations	(1.91)		0.75	(1.19)	2.96	0.45	0.68

Distributions to shareholders from net investment income	(0.39)		(0.15)	(0.22)	(0.28)	(0.17)	(0.19)

Distributions to shareholders from net realized gains	—		—	(0.83)	—	—	(0.10)

Total distributions	(0.39)		(0.15)	(1.05)	(0.28)	(0.17)	(0.29)

Net asset value, end of period	$9.42		$11.72	$11.12	$13.36	$10.68	$10.40

Total return(c)	(16.95)%		7.01%	(9.72)%	28.48%	4.33%	7.00%

Net assets, end of period (in 000s)	$151,652		$274,079	$532,484	$344,700	$99,365	$40,890

Ratio of net expenses to average net assets	1.00	%(d)	1.01%	1.01%	1.04%	1.05%	1.05%

Ratio of total expenses to average net assets	1.05	%(d)	1.08%	1.06%	1.09%	1.13%	1.14%

Ratio of net investment income to average net assets	0.82	%(d)	1.74%	1.68%	1.76%	1.83%	1.83%

Portfolio turnover rate(e)	67%		131%	110%	129%	140%	131%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Small Cap Insights Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	April 16, 2018* to October 31, 2018
Per Share Data

Net asset value, beginning of period	$11.80		$11.21	$13.08

Net investment income(a)	0.05		0.22	0.08

Net realized and unrealized gain (loss)	(1.95)		0.54	(1.95)

Total from investment operations	(1.90)		0.76	(1.87)

Distributions to shareholders from net investment income	(0.42)		(0.17)	—

Net asset value, end of period	$9.48		$11.80	$11.21

Total return(b)	(16.85)%		7.11%	(14.30)%

Net assets, end of period (in 000s)	$44,455		$80,926	$90,943

Ratio of net expenses to average net assets	0.86	%(c)	0.86%	0.85	%(c)

Ratio of total expenses to average net assets	0.91	%(c)	0.94%	0.93	%(c)

Ratio of net investment income to average net assets	0.94	%(c)	1.96%	1.20	%(c)

Portfolio turnover rate(d)	67%		131%	110%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Small Cap Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				July 31, 2015* to October 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.80		$11.21	$13.45	$10.75	$10.44	$10.75

Net investment income(a)	0.06		0.22	0.22	0.20	0.26	0.05

Net realized and unrealized gain (loss)	(1.96)		0.54	(1.40)	2.79	0.23	(0.36)

Total from investment operations	(1.90)		0.76	(1.18)	2.99	0.49	(0.31)

Distributions to shareholders from net investment income	(0.42)		(0.17)	(0.23)	(0.29)	(0.18)	—

Distributions to shareholders from net realized gains	—		—	(0.83)	—	—	—

Total distributions	(0.42)		(0.17)	(1.06)	(0.29)	(0.18)	—

Net asset value, end of period	$9.48		$11.80	$11.21	$13.45	$10.75	$10.44

Total return(b)	(16.85)%		7.11%	(9.57)%	28.67%	4.72%	(2.88)%

Net assets, end of period (in 000s)	$993,988		$1,192,142	$1,076,035	$116,788	$18,566	$10

Ratio of net expenses to average net assets	0.86	%(c)	0.86%	0.85%	0.88%	0.88%	0.90	%(c)

Ratio of total expenses to average net assets	0.91	%(c)	0.94%	0.92%	0.92%	0.97%	0.96	%(c)

Ratio of net investment income to average net assets	1.12	%(c)	2.01%	1.72%	1.58%	2.39%	1.94	%(c)

Portfolio turnover rate(d)	67%		131%	110%	129%	140%	131%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements

April 30, 2020 (Unaudited)

1 . ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Emerging Markets Equity Insights	A, C, Institutional, Investor, P, R and R6	Diversified
International Equity Insights	A, C, Institutional, Service, Investor, P, R and R6	Diversified
International Small Cap Insights	A, C, Institutional, Investor, P and R6	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class P, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

54

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the

55

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2020:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$12,263,435	$23,411,828	$—

Asia	367,460,589	853,828,543	—

Europe	—	26,404,809	—

North America	21,963,383	—	—

South America	53,017,185	12,230,326	—

Securities Lending Reinvestment Vehicle	2,348,900	—	—

Total	$457,053,492	$915,875,506	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$—	$4,154,200	$—

Asia	—	629,705,822	—

Australia and Oceania	9,619,114	197,289,002	—

Europe	90,094,312	1,380,779,442	—

North America	13,029,528	—	—

Securities Lending Reinvestment Vehicle	28,790,720	—	—

Total	$141,533,674	$2,211,928,466	$—

Derivative Type

Assets(b)

Futures Contracts	$357,758	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$1,019,790,069	$—

Australia and Oceania	9,323,299	204,134,226	—

Europe	61,988,649	1,406,270,401	—

Securities Lending Reinvestment Vehicle	38,959,357	—	—

Total	$110,271,305	$2,630,194,696	$—

Derivative Type

Assets(b)

Futures Contracts	$1,517,909	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2020. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure:

Fund	Risk	Statements of Assets and Liabilities	Assets(a)	Statements of Assets and Liabilities	Liabilities
International Equity Insights	Equity	Variation margin on futures contracts	$357,758	—	$—
International Small Cap Insights	Equity	Variation margin on futures contracts	1,517,909	—	—

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of April 30, 2020 is reported within the Statements of Assets and Liabilities.

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4. INVESTMENTS IN DERIVATIVES (continued)

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Fund	Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Emerging Markets Equity Insights	Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(239,504)	$—	193
International Equity Insights	Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	7,234,263	357,758	398
International Small Cap Insights	Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(11,346)	1,509,678	358

(a)	Average number of contracts is based on the average of month end balances for the six months ended April 30, 2020.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2020, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Emerging Markets Equity Insights	1.00%	1.00%	0.90%	0.86%	0.84%	1.00%	1.00%
International Equity Insights	0.81	0.73	0.69	0.68	0.67	0.75	0.75
International Small Cap Insights	0.85	0.85	0.77	0.73	0.72	0.82	0.82

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2020, GSAM waived $2,583, $332 and $665 of the Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds’ management fees, respectively.

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Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2020, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Emerging Markets Equity Insights	$1,192	$—
International Equity Insights	2,725	21
International Small Cap Insights	642	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds are 0.054%, 0.004% and 0.014%, respectively. These Other Expense limitations will remain in place through at least February 28, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Custody Fee Credits	Other Expense Reimbursement	Total Expense Reductions
Emerging Markets Equity Insights	$2,583	$20,954	$391,896	$415,433
International Equity Insights	332	46,888	595,580	642,800
International Small Cap Insights	665	13,214	856,569	870,448

G.  Line of Credit Facility — As of April 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2020, the Funds did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2020, Goldman Sachs earned $800 and $1,046 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the International Equity Insights and International Small Cap Insights Funds, respectively.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2020:

Fund	Beginning Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2020	Shares as of April 30, 2020	Dividend Income from Affiliated Investment Company
Emerging Markets Equity Insights	$—	$60,404,506	$(60,404,506)	$—	—	$11,390
International Equity Insights	—	141,962,756	(141,962,756)	—	—	28,783
International Small Cap Insights	—	34,870,207	(34,870,207)	—	—	599

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Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of April 30, 2020, the following Goldman Sachs Global Tax-Aware Equity Portfolio was a beneficial owner of 5% or more of total outstanding shares of the following Fund:

Fund	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Emerging Markets Equity Insights	9%

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2020, were as follows:

Fund	Purchases	Sales and Maturities
Emerging Markets Equity Insights	$1,411,720,373	$1,611,445,393
International Equity Insights	2,198,296,047	2,417,878,185
International Small Cap Insights	2,323,250,951	2,796,932,452

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain

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7. SECURITIES LENDING (continued)

borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2020 are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended April 30, 2020, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended April 30, 2020		Amount Payable to Goldman Sachs upon Return of Securities Loaned as of April 30, 2020
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
Emerging Markets Equity Insights	$5,409	$6,292	$—
International Equity Insights	14,270	2,143	—
International Small Cap Insights	31,381	59,279	1,723,140

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended April 30, 2020:

Fund	Beginning Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2020
Emerging Markets Equity Insights	$121,709	$85,054,669	$(82,827,478)	$2,348,900
International Equity Insights	30,387,872	171,393,397	(172,990,549)	28,790,720
International Small Cap Insights	32,107,743	226,122,341	(219,270,727)	38,959,357

8. TAX INFORMATION

As of the Funds’ most recent fiscal year ended, October 31, 2019, the Funds’ capital loss carryforwards on a tax-basis were as follows:

	Emerging Markets Equity Insights	International Equity Insights	International Small Cap Insights
Capital loss carryforwards:
Perpetual Long-term	$—	$(34,611,262)	$(18,187,000)
Perpetual Short-term	(177,999,895)	(177,052,399)	(278,049,826)
Total capital loss carryforwards	$(177,999,895)	$(211,663,661)	$(296,236,826)

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Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

8. TAX INFORMATION (continued)

As of April 30, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Equity Insights	International Equity Insights	International Small Cap Insights
Tax cost	$1,317,050,411	$2,435,442,326	$2,954,036,346
Gross unrealized gain	189,255,284	156,706,566	206,426,052
Gross unrealized loss	(133,376,697)	(238,686,752)	(419,996,397)
Net unrealized gain (loss)	$55,878,587	$(81,980,186)	$(213,570,345)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures, net mark to market gains (losses) on foreign currency contracts and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market

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9. OTHER RISKS (continued)

countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Emerging Markets Equity Insights Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	863,580	$7,726,154	2,966,653	$27,441,781
Reinvestment of distributions	118,920	1,159,473	158,620	1,368,888
Shares redeemed	(2,243,155)	(20,440,630)	(4,534,826)	(41,438,386)
	(1,260,655)	(11,555,003)	(1,409,553)	(12,627,717)
Class C Shares
Shares sold	39,399	371,695	256,648	2,349,700
Reinvestment of distributions	5,799	56,080	9,579	81,900
Shares redeemed	(216,349)	(1,914,000)	(379,019)	(3,461,810)
	(171,151)	(1,486,225)	(112,792)	(1,030,210)
Institutional Shares
Shares sold	22,306,638	199,331,200	52,061,873	482,572,337
Reinvestment of distributions	1,872,307	18,180,104	2,189,583	18,830,413
Shares redeemed	(30,166,626)	(256,504,180)	(62,919,172)	(577,944,922)
	(5,987,681)	(38,992,876)	(8,667,716)	(76,542,172)
Investor Shares
Shares sold	1,415,758	12,363,273	10,841,603	100,200,063
Reinvestment of distributions	226,625	2,198,257	249,709	2,145,005
Shares redeemed	(4,472,644)	(38,410,751)	(9,135,724)	(84,201,328)
	(2,830,261)	(23,849,221)	1,955,588	18,143,740
Class P Shares
Shares sold	2,381,517	18,656,187	6,605,230	59,494,143
Reinvestment of distributions	264,309	2,563,794	359,752	3,090,275
Shares redeemed	(5,718,736)	(46,585,550)	(8,075,477)	(73,381,775)
	(3,072,910)	(25,365,569)	(1,110,495)	(10,797,357)
Class R Shares
Shares sold	389,521	3,375,141	1,277,600	11,619,066
Reinvestment of distributions	45,642	438,620	37,333	318,449
Shares redeemed	(474,132)	(4,224,738)	(649,444)	(5,943,448)
	(38,969)	(410,977)	665,489	5,994,067
Class R6 Shares
Shares sold	6,295,567	55,350,961	21,229,915	194,592,630
Reinvestment of distributions	954,926	9,262,782	1,352,035	11,613,981
Shares redeemed	(14,866,541)	(131,060,957)	(39,121,967)	(360,316,512)
	(7,616,048)	(66,447,214)	(16,540,017)	(154,109,901)

NET DECREASE	(20,977,675)	$(168,107,085)	(25,219,496)	$(230,969,550)

66

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Insights Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	6,194,372	$69,735,847	13,259,688	$159,153,653
Reinvestment of distributions	440,242	5,547,046	204,537	2,186,506
Shares redeemed	(6,382,946)	(67,239,484)	(9,882,575)	(116,821,278)
	251,668	8,043,409	3,581,650	44,518,881
Class C Shares
Shares sold	94,403	1,095,597	456,513	5,141,424
Reinvestment of distributions	19,114	236,629	19,962	209,198
Shares redeemed	(427,075)	(4,691,771)	(1,425,650)	(16,400,371)
	(313,558)	(3,359,545)	(949,175)	(11,049,749)
Institutional Shares
Shares sold	15,691,912	181,546,341	54,720,178	657,831,323
Reinvestment of distributions	1,453,083	18,817,424	1,221,357	13,398,286
Shares redeemed	(35,787,006)	(418,497,865)	(66,250,331)	(798,357,316)
	(18,642,011)	(218,134,100)	(10,308,796)	(127,127,707)
Service Shares
Shares sold	25,376	291,285	142,546	1,698,529
Reinvestment of distributions	7,944	101,205	5,670	61,236
Shares redeemed	(110,612)	(1,333,927)	(98,679)	(1,177,739)
	(77,292)	(941,437)	49,537	582,026
Investor Shares
Shares sold	16,489,277	179,578,890	38,817,614	453,063,492
Reinvestment of distributions	1,192,705	14,717,983	684,659	7,168,380
Shares redeemed	(20,020,685)	(222,607,965)	(28,303,390)	(326,016,478)
	(2,338,703)	(28,311,092)	11,198,883	134,215,394
Class P Shares
Shares sold	18,826,003	181,976,736	24,463,775	282,043,576
Reinvestment of distributions	715,872	9,256,225	514,841	5,642,654
Shares redeemed	(13,344,549)	(140,875,509)	(16,007,445)	(190,246,857)
	6,197,326	50,357,452	8,971,171	97,439,373
Class R Shares
Shares sold	199,653	1,962,093	363,618	4,188,056
Reinvestment of distributions	13,067	160,204	7,899	82,224
Shares redeemed	(144,755)	(1,678,376)	(258,509)	(2,987,023)
	67,965	443,921	113,008	1,283,257
Class R6 Shares
Shares sold	7,770,602	95,362,413	34,080,931	412,901,400
Reinvestment of distributions	1,011,030	13,082,737	724,784	7,943,638
Shares redeemed	(7,787,514)	(94,511,658)	(22,360,220)	(272,988,934)
	994,118	13,933,492	12,445,495	147,856,104

NET INCREASE (DECREASE)	(13,860,487)	$(177,967,900)	25,101,773	$287,717,579

67

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Small Cap Insights Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,671,406	$16,455,601	5,084,350	$57,542,690
Reinvestment of distributions	391,583	4,659,839	174,144	1,724,026
Shares redeemed	(3,859,288)	(38,847,308)	(8,714,983)	(95,912,370)
	(1,796,299)	(17,731,868)	(3,456,489)	(36,645,654)
Class C Shares
Shares sold	50,401	548,112	166,083	1,768,839
Reinvestment of distributions	96,844	1,117,582	14,011	134,359
Shares redeemed	(1,057,648)	(10,639,592)	(2,026,719)	(21,560,049)
	(910,403)	(8,973,898)	(1,846,625)	(19,656,851)
Institutional Shares
Shares sold	30,613,262	306,875,429	88,905,949	988,567,614
Reinvestment of distributions	5,638,318	66,926,830	3,192,108	31,506,109
Shares redeemed	(69,358,814)	(658,897,512)	(112,062,966)	(1,226,702,768)
	(33,107,234)	(285,095,253)	(19,964,909)	(206,629,045)
Investor Shares
Shares sold	1,215,594	12,391,676	6,007,193	66,017,326
Reinvestment of distributions	726,038	8,589,026	601,289	5,910,668
Shares redeemed	(9,224,442)	(96,375,998)	(31,099,022)	(340,121,004)
	(7,282,810)	(75,395,296)	(24,490,540)	(268,193,010)
Class P Shares
Shares sold	154,480	1,797,198	593,597	6,725,342
Reinvestment of distributions	233,781	2,779,660	136,281	1,347,821
Shares redeemed	(2,553,375)	(24,929,908)	(1,986,467)	(21,379,469)
	(2,165,114)	(20,353,050)	(1,256,589)	(13,306,306)
Class R6 Shares
Shares sold	16,005,482	161,279,883	26,323,470	291,256,574
Reinvestment of distributions	3,311,662	39,375,654	1,590,561	15,730,650
Shares redeemed	(15,414,695)	(163,862,418)	(22,908,629)	(255,148,086)
	3,902,449	36,793,119	5,005,402	51,839,138

NET DECREASE	(41,359,411)	$(370,756,246)	(46,009,750)	$(492,591,728)

68

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust (“GST”) was held on January 23, 2020 to consider and act upon the proposals below. The Funds have amortized their respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse each Fund to the extent such expenses exceed a specified percentage of the Fund’s net assets.

At the Meeting, Dwight L. Bush, Kathryn A. Cassidy, Joaquin Delgado and Gregory G. Weaver were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against	Withheld	Broker Non-Votes

Dwight L. Bush	94,278,961,728.065	0	349,026,343,365	0

Kathryn A. Cassidy	94,310,850,789.164	0	317,137,282.266	0

Joaquin Delgado	94,282,646,444.727	0	345,341,626.703	0

Gregory G. Weaver	94,306,589,873.348	0	321,398,198.082	0

69

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

70

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Fund Expenses — Six Month Period Ended April 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class P, Class R or Class R6 Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020, which represents a period of 182 days of a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Emerging Markets Equity Insights Fund				International Equity Insights Fund				International Small Cap Insights Fund
Share Class	Beginning Account Value 11/01/19	Ending Account Value 04/30/20		Expenses Paid for the 6 Months Ended 04/30/20*	Beginning Account Value 11/01/19	Ending Account Value 04/30/20		Expenses Paid for the 6 Months Ended 04/30/20*	Beginning Account Value 11/01/19	Ending Account Value 04/30/20		Expenses Paid for the 6 Months Ended 04/30/20*
Class A
Actual	$1,000	$884.00		$6.89	$1,000	$839.40		$5.35	$1,000	$829.60		$5.69
Hypothetical 5% return	1,000	1,017.55	+	7.37	1,000	1,019.05	+	5.87	1,000	1,018.65	+	6.27
Class C
Actual	1,000	879.90		10.38	1,000	836.30		8.77	1,000	825.60		9.08
Hypothetical 5% return	1,000	1,013.82	+	11.12	1,000	1,015.32	+	9.62	1,000	1,014.92	+	10.02
Institutional
Actual	1,000	885.40		5.11	1,000	841.00		3.62	1,000	831.10		3.96
Hypothetical 5% return	1,000	1,019.44	+	5.47	1,000	1,020.93	+	3.97	1,000	1,020.54	+	4.37
Service
Actual	N/A	N/A		N/A	1,000	839.10		5.90	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	1,000	1,018.45	+	6.47	N/A	N/A		N/A
Investor
Actual	1,000	884.90		5.72	1,000	840.50		4.21	1,000	830.50		4.55
Hypothetical 5% return	1,000	1,018.80	+	6.12	1,000	1,020.29	+	4.62	1,000	1,019.89	+	5.02
Class P
Actual	1,000	884.40		5.06	1,000	841.60		3.57	1,000	831.50		3.92
Hypothetical 5% return	1,000	1,019.49	+	5.42	1,000	1,020.98	+	3.92	1,000	1,020.59	+	4.32
Class R
Actual	1,000	882.70		8.05	1,000	838.50		6.49	N/A	N/A		N/A
Hypothetical 5% return	1,000	1,016.31	+	8.62	1,000	1,017.80	+	7.12	N/A	N/A		N/A
Class R6
Actual	1,000	884.40		5.06	1,000	840.90		3.57	1,000	831.50		3.92
Hypothetical 5% return	1,000	1,019.49	+	5.42	1,000	1,020.98	+	3.92	1,000	1,020.59	+	4.32

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Emerging Markets Equity Insights	1.47%	2.22%	1.09%	N/A	1.22%	1.08%	1.72%	1.08%
International Equity Insights	1.17	1.92	0.79	1.29%	0.92	0.78	1.42	0.78
International Small Cap Insights	1.25	2.00	0.87	N/A	1.00	0.86	N/A	0.86

71

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.66 trillion in assets under supervision as of March 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[7]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission web site at http://www.sec.gov.

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are unaudited, and may not be representative of current or future investments. Fund holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. Diversification does not protect an investor from market risk and does not ensure a profit.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 206026-OTU-1214528 INTINSSAR-20

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on May 5, 2020.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)		Not applicable to open-end investment companies.

(a)(4)		There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	June 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	June 29, 2020

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	June 29, 2020